UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: December 31, 2007

Item 1: Reports to Shareholders
Institutional Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Institutional Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Liquidity Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Liquidity Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Munder Asset Allocation Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Asset Allocation Fund--Balanced
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets--Capital Stock Activity
Notes to Financial Statements
Munder Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets--Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Cash Investment Fund
Shareholder Fee Example (Unaudited)
POI-Cash Investment Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Munder Energy Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Energy Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Index 500 Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Index 500 Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Intermediate Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Intermediate Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Equity Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets--Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Fund--Core Equity
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Small-Mid Cap Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Small-Mid Cap Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Internet Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Internet Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Large-Cap Growth Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Large-Cap Growth Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Large-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Large-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Micro-Cap Equity Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Micro-Cap Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets--Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Mid-Cap Core Growth Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Mid-Cap Core Growth Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Mid-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Mid-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets--Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Real Estate Equity Investment Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Real Estate Equity Investment Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
The Munder S&P Index Funds
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-S&P MidCap Index Equity Fund
POI-S&P SmallCap Index Equity Fund
Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets--Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Small-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Small-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets--Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Small-Mid Cap Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Small-Mid Cap Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Small-Mid Cap 130/30 Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Small-Mid Cap 130/30 Fund
Statement of Assets and Liabilities
Statement of Operations
Statement of Cash Flows
Statement of Changes in Net Assets
Statement of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Tax-Free Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Tax-Free Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Tax-Free Short & Intermediate Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Tax-Free Short & Intermediate Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Technology Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Technology Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets -- Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Item 2. Code of Ethics
Item 3. Audit Committee Financial Expert
Item 4. Principal Accountant Fees and Services
Item 5. Audit Committees of Listed Registrants
Item 6. Schedule of Investments
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Item 10. Submission of Matters to a Vote of Security Holders
Item 11. Controls and Procedures
Item 12. Exhibits
SIGNATURES
Certifications Required by Rule 30a-2(a)
Certifications Required by Section 906

Item 1: Reports to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2007

Institutional
Money Market Fund
Comerica Class K & Y Shares

Comerica is a registered trademark of Comerica Incorporated.	Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Shareholder Fee Example
iv	Investment Allocation

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Financial Highlights
13	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Comerica Class K	$1,000.00	$1,024.60	$2.09	0.41%
Comerica Class Y	$1,000.00	$1,025.90	$0.81	0.16%

Hypothetical
Comerica Class K	$1,000.00	$1,023.08	$2.08	0.41%
Comerica Class Y	$1,000.00	$1,024.33	$0.81	0.16%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Institutional Money Market Fund

Investment Allocation, December 31, 2007 (Unaudited)

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Institutional Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 2.7%
$25,000,000	Bank of Tokyo – Mitsubishi Limited, YNK, 4.850% due 01/22/2008	$25,000,000
25,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	25,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $50,000,000)		50,000,000

COMMERCIAL PAPER — 52.5%
25,000,000	Abbey National NA LLC, 4.570% due 01/04/2008 (a)	24,990,479
25,000,000	Amsterdam Funding Corporation, 5.080% due 01/03/2008 (a)	24,992,944
30,000,000	Barton Capital LLC, 5.300% due 01/10/2008 (a)	29,960,250
25,000,000	BNP Paribas, YNK, 5.160% due 01/18/2008 (a)	24,939,083
25,000,000	Bryant Park Funding LLC, 5.300% due 01/22/2008 (a)	24,922,708
	CAFCO LLC:
25,000,000	4.980% due 01/17/2008 (a)	24,944,667
25,000,000	5.250% due 01/17/2008 (a)	24,941,667
25,000,000	Calyon North America Inc., YNK, 4.615% due 02/29/2008 (a)	24,810,913
25,000,000	Charta LLC, 4.900% due 01/08/2008 (a)	24,976,181
25,000,000	CRC Funding LLC, 5.120% due 01/25/2008 (a)	24,914,667
25,000,000	Crown Point Capital Company, LLC, 5.300% due 01/07/2008 (a)	24,977,917
25,000,000	DaimlerChrysler NA Holding Corporation, 4.950% due 01/07/2008 (a)	24,979,375
25,000,000	Dexia Delaware LLC, 4.800% due 01/11/2008 (a)	24,966,667
25,000,000	Edison Asset Securitization Company LLC, 4.610% due 01/28/2008 (a)	24,913,562
25,000,000	Fcar Owner Trust, Series II, 6.030% due 01/25/2008 (a)	24,899,500
25,000,000	Governor and Company of the Bank of Ireland, YNK, 4.700% due 01/28/2008 (a)	24,911,875

See Notes to Financial Statements.

1

Institutional Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$25,000,000	Greenwich Capital Holdings, Inc., 4.840% due 04/15/2008 (a)	$24,647,083
25,000,000	ING U.S. Funding Corporation, 4.950% due 01/28/2008 (a)	24,907,188
25,000,000	International Lease Finance Corporation, 4.750% due 02/01/2008 (a)	24,897,743
25,000,000	Intesa Funding, 5.100% due 01/04/2008 (a)	24,989,375
25,000,000	Kittyhawk Funding Corporation, 4.900% due 02/12/2008 (a)	24,857,083
30,000,000	Lehman Brothers Holdings, Inc., 4.250% due 01/02/2008 (a)	29,996,458
25,000,000	Lexington Parker Capital Company, LLC, 5.250% due 01/07/2008 (a)	24,978,125
25,000,000	Macquarie Bank Limited, YNK, 5.259% due 07/11/2008 (b)	25,000,000
25,000,000	Mitsubishi International Corporation, 4.450% due 02/11/2008 (a)	24,873,299
25,000,000	Nestle Capital, 4.470% due 02/19/2008 (a)	24,847,896
30,000,000	New Center Asset Trust, 4.600% due 01/02/2008 (a)	29,996,167
25,000,000	Old Line Funding LLC, 5.950% due 01/09/2008 (a)	24,966,944
25,000,000	Park Avenue Receivables Corporation, 4.800% due 01/23/2008 (a)	24,926,667
30,000,000	Ranger Funding Company LLC, 5.300% due 01/11/2008 (a)	29,955,833
25,000,000	Sheffield Receivables, 4.950% due 01/07/2008 (a)	24,979,375
25,000,000	Skandinaviska Enskilda Banken AB, YNK, 5.030% due 01/22/2008 (a)	24,926,646
25,000,000	Societe Generale North America, YNK, 4.750% due 03/28/2008 (a)	24,713,021
25,000,000	St. George Bank Ltd., YNK, 5.000% due 03/20/2008 (a)	24,725,694
25,000,000	Thames Asset Global Securitization, 6.050% due 01/11/2008 (a)	24,957,986
25,000,000	Thunder Bay Funding, LLC, 4.650% due 01/07/2008 (a)	24,980,625

See Notes to Financial Statements.

2

Principal
Amount		Value

$20,000,000	UBS Finance (Delaware) LLC, YNK, 5.410% due 01/14/2008 (a)	$19,960,928
25,000,000	Victory Receivables Corporation, 5.150% due 02/19/2008 (a)	24,824,757

TOTAL COMMERCIAL PAPER
(Cost $961,951,348)		961,951,348

CORPORATE BONDS AND NOTES — 13.4%
25,000,000	American Honda Finance Corp., MTN, 144A 5.166% due 09/18/2008 (b),(c),(d),(e)	25,000,000
25,000,000	Bank of America, NA, 4.710% due 03/07/2008	25,000,000
25,000,000	CC USA, Inc., MTN, 144A, 4.795% due 07/30/2008 (b),(c),(d),(e)	24,997,500
25,000,000	Fifth Third Bancorp, 144A, 4.896% due 02/20/2009 (b),(c),(d),(e)	25,000,000
25,000,000	K2 USA LLC, MTN, 144A, 4.818% due 06/25/2008 (b),(c),(d),(e)	25,000,000
25,000,000	MBIA Global Funding LLC, 144A, 5.213% due 01/10/2008 (b),(c),(d),(e)	25,000,000
25,000,000	Merrill Lynch & Co., Inc., MTN, 4.886% due 08/22/2008 (b)	25,000,000
25,000,000	Sigma Finance Inc., MTN, 144A, 5.420% due 08/05/2008 (c),(d),(e)	25,000,000
25,000,000	Tango Finance Corp., MTN, 144A, 5.063% due 05/14/2008 (b),(c),(d),(e)	24,999,084
20,000,000	Wells Fargo Bank NA, MTN, 5.076% due 02/17/2009 (b)	20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $244,996,584)		244,996,584

See Notes to Financial Statements.

3

Institutional Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

FUNDING AGREEMENT — 1.4%
(Cost $25,000,000)
$25,000,000	Jackson National Life Insurance Company, 5.250% due 09/29/2008 (b),(f),(g)	$25,000,000

REPURCHASE AGREEMENTS — 24.4%
60,000,000	Agreement with Merrill Lynch & Co., Inc., 3.250% dated 12/31/2007, to be repurchased at $60,010,833 on 01/02/2008, collateralized by $67,690,000 FHLMC, 5.500%-6.000% having maturities from 12/15/2024-05/15/2032 (value $61,800,607)	60,000,000
275,000,000	Agreement with Merrill Lynch & Co., Inc., 4.500% dated 12/31/2007, to be repurchased at $275,068,750 on 01/02/2008, collateralized by $286,186,347 FHLMC, 3.750%-6.000% having maturities from 07/15/2016-06/15/2035 (value $240,953,719), and $85,621,935 FNMA, 3.500%-6.000% having maturities from 04/25/2013-06/25/2033 (value $42,298,773)	275,000,000
90,000,000	Agreement with Salomon Brothers Holdings, Inc., 4.875% dated 12/31/2007, to be repurchased at $90,024,375 on 01/02/2008, collateralized by $85,724,044 FNMA, 4.482%-6.500% having maturities from 06/01/2019-10/01/2037 (value $59,980,180), and $37,561,476 FHLMC, 5.468%-6.000% having maturities from 02/01/2021-12/01/2036 (value $31,819,820)	90,000,000
22,528,000	Agreement with State Street Bank and Trust Company, 3.750% dated 12/31/2007, to be repurchased at $22,532,693 on 01/02/2008, collateralized by $16,430,000 U.S. Treasury Bond, 8.500% maturing on 02/15/2020 (value $22,981,463)	22,528,000

TOTAL REPURCHASE AGREEMENTS
(Cost $447,528,000)		447,528,000

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $1,729,475,932)	94.4%	$1,729,475,932
OTHER ASSETS AND LIABILITIES (Net)	5.6	102,818,566

NET ASSETS	100.0%	$1,832,294,498

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2007.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(f)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At December 31, 2007, this security represents $25,000,000, 1.4% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.250% due 09/29/2008	09/27/2007	$25,000,000

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

See Notes to Financial Statements.

5

Institutional Money Market Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$1,281,947,932
Repurchase agreements	447,528,000

Total Investments	1,729,475,932
Cash	85,523
Interest receivable	2,945,490
Receivable from Advisor	213,177
Receivable for Fund shares sold	106,580,884
Prepaid expenses and other assets	17,249

Total Assets	1,839,318,255

LIABILITIES:
Payable for Fund shares redeemed	2,662,001
Dividends payable	3,588,480
Investment advisory fees payable	230,446
Transfer agency/record keeping fees payable	176,807
Shareholder servicing fees payable — Comerica Class K Shares	124,045
Administration fees payable	118,009
Trustees’ fees and expenses payable	51,539
Custody fees payable	18,651
Accrued expenses and other payables	53,779

Total Liabilities	7,023,757

NET ASSETS	$1,832,294,498

Investments, at cost	$1,729,475,932

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$5,163
Paid-in capital	1,832,289,335

$1,832,294,498

NET ASSETS:
Comerica Class K Shares	$610,098,794

Comerica Class Y Shares	$1,222,195,704

SHARES OUTSTANDING:
Comerica Class K Shares	610,098,683

Comerica Class Y Shares	1,222,190,070

COMERICA CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

COMERICA CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

7

Institutional Money Market Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$43,914,179

EXPENSES:
Shareholder servicing fees:
Comerica Class K Shares	691,622
Investment advisory fees	1,673,205
Administration fees	690,383
Transfer agency/record keeping fees	342,786
Custody fees	106,579
Legal and audit fees	41,792
Printing and mailing fees	17,948
Trustees’ fees and expenses	13,278
Registration and filing fees	269
Other	25,379

Total Expenses	3,603,241
Fees waived and expenses reimbursed by Advisor	(1,572,759)

Net Expenses	2,030,482

NET INVESTMENT INCOME	41,883,697

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,883,697

See Notes to Financial Statements.

8

Institutional Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$41,883,697	$76,970,287

Net increase in net assets resulting from operations	41,883,697	76,970,287
Dividends to shareholders from net investment income:
Comerica Class K Shares	(13,371,673)	(18,415,003)
Comerica Class Y Shares	(28,512,024)	(58,555,284)
Net increase/(decrease) in net assets from Fund share transactions:
Comerica Class K Shares	169,094,321	234,330,571
Comerica Class Y Shares	76,808,157	(7,825,161)

Net increase in net assets	245,902,478	226,505,410
NET ASSETS:
Beginning of period	1,586,392,020	1,359,886,610

End of period	$1,832,294,498	$1,586,392,020

Undistributed net investment income	$5,163	$5,163

Capital Stock Activity(a):
Comerica Class K Shares:
Sold	$587,555,712	$1,728,191,459
Issued as reinvestment of dividends	12,851,622	17,266,481
Redeemed	(431,313,013)	(1,511,127,369)

Net increase	$169,094,321	$234,330,571

Comerica Class Y Shares:
Sold	$2,135,597,132	$3,891,724,717
Issued as reinvestment of dividends	4,915,049	10,813,784
Redeemed	(2,063,704,024)	(3,910,363,662)

Net increase/(decrease)	$76,808,157	$(7,825,161)

(a)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

9

Institutional Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Comerica Class K Shares
	Period Ended		Year	Period		Year	Period
	12/31/07		Ended	Ended		Ended	Ended
	(Unaudited)		6/30/07	6/30/06		12/31/05	12/31/04

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.024		0.049	0.021		0.029	0.004

Total from investment operations	0.024		0.049	0.021		0.029	0.004

Less distributions:
Dividends from net investment income	(0.024)		(0.049)	(0.021)		(0.029)	(0.004)

Total distributions	(0.024)		(0.049)	(0.021)		(0.029)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00

Total return(b)	2.46%		5.05%	2.17%		2.88%	0.43%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$610,099		$441,004	$206,674		$116,798	$11,663
Ratio of operating expenses to average net assets	0.41	%(c)	0.41%	0.41	%(c)	0.41%	0.37	%(c)
Ratio of net investment income to average net assets	4.83	%(c)	4.94%	4.38	%(c)	2.98%	1.62	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.60	%(c)	0.61%	0.62	%(c)	0.62%	0.61	%(c)

(a)	Comerica Class K and Comerica Class Y Shares of the Fund commenced operations on September 20, 2004 and January 4, 1999, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

10

Comerica Class Y Shares
Period Ended		Year	Period		Year	Year	Year	Year
12/31/07		Ended	Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/07	6/30/06		12/31/05	12/31/04	12/31/03	12/31/02

$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

0.026		0.052	0.023		0.031	0.013	0.011	0.018

0.026		0.052	0.023		0.031	0.013	0.011	0.018

(0.026)		(0.052)	(0.023)		(0.031)	(0.013)	(0.011)	(0.018)

(0.026)		(0.052)	(0.023)		(0.031)	(0.013)	(0.011)	(0.018)

$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

2.59%		5.32%	2.30%		3.14%	1.28%	1.12%	1.79%

$1,222,196		$1,145,388	$1,153,213		$1,112,004	$951,642	$1,006,660	$1,223,380

0.16	%(c)	0.16%	0.16	%(c)	0.16%	0.12%	0.12%	0.12%

5.09	%(c)	5.19%	4.59	%(c)	3.10%	1.27%	1.11%	1.74%

0.35	%(c)	0.36%	0.37	%(c)	0.37%	0.36%	0.33%	0.31%

See Notes to Financial Statements.

11

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12

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

The Fund is part of the Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 28 portfolios as of December 31, 2007, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Institutional Money Market Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 2 classes of shares — Comerica Class K and Comerica Class Y Shares. Comerica Class K and Comerica Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (CDSC). Both classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and

13

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

14

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statement and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of its average daily net assets.

The Advisor voluntarily waived fees and reimbursed certain expenses of the Fund in the amounts of $334,641 and $1,238,118, respectively, for the year ended December 31, 2007. These amounts are reflected as fees waived and expenses reimbursed by Advisor in the accompanying Statement of Operations. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1600% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $690,383 before payment of sub-administration fees and $462,625 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.0825% for administrative services.

15

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $49,874 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Comerica Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who

16

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

provide shareholder services for the Fund. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25%.

No payments are made under the Plan with regard to Comerica Class Y Shares.

Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $27,645 to Comerica Bank for shareholder services provided to Comerica Class K shareholders.

5. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

During year ended June 30, 2007, distributions of $76,970,287 were paid to shareholders from ordinary income on a tax basis.

At June 30, 2007, the components of distributable earnings on a tax basis consisted of $3,385,569 of undistributed ordinary income.

The difference between book and tax distributable earnings is primarily due to deferred trustees’ fees and dividends payable.

At December 31, 2007, aggregate cost for financial reporting purposes was $1,729,475,932.

7. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public

17

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

8. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

9. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

18

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19

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINSTMM1207

SEMI-ANNUAL REPORT
December 31, 2007

Liquidity Money
Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Shareholder Fee Example
iv	Investment Allocation

1	Portfolio of Investments
5	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The first line of the table below entitled “Actual” provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the first line entitled “Actual” under the heading “Expenses Paid During Period.” If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The second line of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	7/1/07	12/31/07	7/1/07-12/31/07

Actual	$1,000.00	$1,022.80	$3.86

Hypothetical	$1,000.00	$1,021.32	$3.86

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio of 0.76% by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Liquidity Money Market Fund

Investment Allocation, December 31, 2007 (Unaudited)

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments, which begins on the following page. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 3.6%
$3,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 4.850% due 01/22/2008	$3,000,000
3,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	3,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $6,000,000)		6,000,000

COMMERCIAL PAPER — 45.2%
3,000,000	Amsterdam Funding Corporation, 6.150% due 01/02/2008 (a)	2,999,487
3,000,000	BNP Paribas, YNK, 5.160% due 01/18/2008 (a)	2,992,690
3,000,000	CAFCO LLC, 5.250% due 01/17/2008 (a)	2,993,000
3,000,000	Charta LLC, 4.900% due 01/08/2008 (a)	2,997,142
3,000,000	Cit Group Inc. 5.500% due 01/16/2008 (a)	2,993,125
3,000,000	CRC Funding LLC, 5.130% due 01/10/2008 (a)	2,996,152
3,000,000	Crown Point Capital Company, LLC, 5.250% due 01/10/2008 (a)	2,996,062
3,000,000	Dexia Delaware LLC, 4.800% due 01/11/2008 (a)	2,996,000
3,000,000	Edison Asset Securitization LLC, 4.610% due 01/28/2008 (a)	2,989,628
3,000,000	Fcar Owner Trust, Series II, 6.030% due 01/25/2008 (a)	2,987,940
3,000,000	Greenwich Capital Holdings, Inc., 4.840% due 04/15/2008 (a)	2,957,650
3,000,000	ING U.S. Funding Corporation, 4.950% due 01/28/2008 (a)	2,988,863
3,000,000	International Lease Finance Corporation, 4.750% due 02/01/2008 (a)	2,987,729
3,000,000	Intesa Funding, 5.100% due 01/04/2008 (a)	2,998,725
3,000,000	Kittyhawk Funding Corporation, 4.900% due 02/12/2008 (a)	2,982,850
3,000,000	Lexington Parker Capital Company, LLC, 4.920% due 02/05/2008 (a)	2,985,650

See Notes to Financial Statements.

1

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$3,000,000	Macquarie Bank Limited, YNK, 5.259% due 07/11/2008 (b)	$3,000,000
3,000,000	Nestle Capital, 4.470% due 02/19/2008 (a)	2,981,748
3,000,000	Ranger Funding Company LLC, 4.960% due 01/07/2008 (a)	2,997,520
3,000,000	Skandinaviska Enskilda Banken AB, YNK, 5.030% due 01/22/2008 (a)	2,991,198
3,000,000	Societe Generale North America, YNK, 5.060% due 02/12/2008 (a)	2,982,290
3,000,000	St. George Bank Ltd., YNK, 5.000% due 03/20/2008 (a)	2,967,083
3,000,000	Thames Asset Global Securitization, 5.500% due 01/15/2008 (a)	2,993,583
3,000,000	UBS Finance (Delaware) LLC, YNK, 4.760% due 03/12/2008 (a)	2,971,837
3,000,000	Victory Receivables Corporation, 5.150% due 02/19/2008 (a)	2,978,971

TOTAL COMMERCIAL PAPER
(Cost $74,706,923)		74,706,923

CORPORATE BONDS AND NOTES — 14.5%
3,000,000	American Honda Finance Corp., MTN, 144A, 5.166% due 09/18/2008 (b),(c),(d),(e)	3,000,000
3,000,000	Bank of America, NA, 4.710% due 03/07/2008	3,000,000
3,000,000	CC USA, Inc., MTN, 144A, 4.795% due 07/30/2008 (b),(c),(d),(e)	2,999,700
3,000,000	K2 USA LLC, MTN, 144A, 4.818% due 06/25/2008 (b),(c),(d),(e)	3,000,000
3,000,000	MBIA Global Funding LLC, 144A, 5.213% due 01/10/2008 (b),(c),(d),(e)	3,000,000
3,000,000	Merrill Lynch & Co., Inc., MTN, 4.886% due 08/22/2008 (b)	3,000,000
3,000,000	Sigma Finance Inc., MTN, 144A, 5.420% due 08/05/2008 (c),(d),(e)	3,000,000
3,000,000	Tango Finance Corp., MTN, 144A, 5.063% due 05/14/2008 (b),(c),(d),(e)	2,999,890

TOTAL CORPORATE BONDS AND NOTES
(Cost $23,999,590)		23,999,590

See Notes to Financial Statements.

2

Principal
Amount		Value

REPURCHASE AGREEMENTS — 35.6%
$10,000,000	Agreement with Merrill Lynch & Co., Inc., 3.250% dated 12/31/2007, to be repurchased at $10,001,806 on 01/02/2008, collateralized by $14,185,000 FHLMC, 5.500% maturing 12/15/2024 (value $10,300,895)	$10,000,000
40,000,000	Agreement with Merrill Lynch & Co., Inc., 4.500% dated 12/31/2007, to be repurchased at $40,010,000 on 01/02/2008, collateralized by $24,000,000 FHLMC, 5.000%-6.500% having maturities from 11/15/2032-04/15/2033 (value $12,835,653), and $43,605,000 FNMA, 6.000% maturing 01/25/2032 (value $28,364,515)	40,000,000
8,875,000	Agreement with State Street Bank and Trust Company, 3.750% dated 12/31/2007, to be repurchased at $8,876,849 on 01/02/2008, collateralized by $7,245,000 U.S. Treasury Note, 2.625% maturing 03/15/2009 (value $9,056,250)	8,875,000

TOTAL REPURCHASE AGREEMENTS
(Cost $58,875,000)		58,875,000

TOTAL INVESTMENTS
(Cost $163,581,513)	98.9%	163,581,513
OTHER ASSETS AND LIABILITIES (Net)	1.1	1,845,361

NET ASSETS	100.0%	$165,426,874

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2007.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

See Notes to Financial Statements.

3

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

See Notes to Financial Statements.

4

Liquidity Money Market Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$104,706,513
Repurchase agreements	58,875,000

Total Investments	163,581,513
Cash	13,004
Interest receivable	304,763
Receivable for Fund shares sold	1,657,437
Prepaid expenses and other assets	7,079

Total Assets	165,563,796

LIABILITIES:
Trustees’ fees and expenses payable	47,937
Distribution and shareholder servicing fees payable	33,057
Administration fees payable	19,721
Transfer agency/record keeping fees payable	13,223
Custody fees payable	1,853
Investment advisory fees payable	892
Accrued expenses and other payables	20,239

Total Liabilities	136,922

NET ASSETS	$165,426,874

Investments, at cost	$163,581,513

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(9,389)
Accumulated net realized loss on investments sold	(541)
Paid-in capital	165,436,804

$165,426,874

Net asset value, offering price and redemption price per share ($165,426,874/165,454,032 shares outstanding)	$1.00

See Notes to Financial Statements.

5

Liquidity Money Market Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$3,908,385

EXPENSES:
Distribution and shareholder servicing fees	260,824
Investment advisory fees	149,042
Administration fees	111,978
Transfer agency/record keeping fees	26,434
Printing and mailing fees	24,605
Legal and audit fees	23,264
Custody fees	17,767
Trustees’ fees and expenses	13,385
Registration and filing fees	3,559
Other	6,682

Total Expenses	637,540
Fees waived by Distributor	(74,521)

Net Expenses	563,019

NET INVESTMENT INCOME	3,345,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,345,366

See Notes to Financial Statements.

6

Liquidity Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$3,345,366	$6,174,309

Net increase in net assets resulting from operations	3,345,366	6,174,309
Dividends to shareholders from net investment income	(3,345,366)	(6,174,309)
Net increase in net assets from Fund share transactions	21,895,712	15,923,279

Net increase in net assets	21,895,712	15,923,279
NET ASSETS:
Beginning of period	143,531,162	127,607,883

End of period	$165,426,874	$143,531,162

Accumulated distributions in excess of net investment income	$(9,389)	$(9,389)

Capital Stock Activity(a):
Sold	$102,869,085	$196,209,014
Issued as reinvestment of dividends	3,346,433	6,161,566
Redeemed	(84,319,806)	(186,447,301)

Net increase	$21,895,712	$15,923,279

(a)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

7

Liquidity Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Period
	Ended		Year	Period		Year	Year	Year	Year
	12/31/07		Ended	Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07	6/30/06		12/31/05	12/31/04	12/31/03	12/31/02

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.023		0.046	0.020		0.025	0.006	0.003	0.010

Total from investment operations	0.023		0.046	0.020		0.025	0.006	0.003	0.010

Less distributions:
Dividends from net investment income	(0.023)		(0.046)	(0.020)		(0.025)	(0.006)	(0.003)	(0.010)

Total distributions	(0.023)		(0.046)	(0.020)		(0.025)	(0.006)	(0.003)	(0.010)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(b)	2.28%		4.65%	1.98%		2.48%	0.62%	0.30%	1.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$165,427		$143,531	$127,608		$140,752	$136,405	$128,688	$133,187
Ratio of operating expenses to average net assets	0.76	%(c)	0.79%	0.77	%(c)	0.76%	0.77%	0.98%	0.94%
Ratio of net investment income to average net assets	4.49	%(c)	4.56%	3.94	%(c)	2.44%	0.62%	0.28%	1.06%
Ratio of operating expenses to average net assets without expense waivers	0.86	%(c)	0.89%	0.98	%(c)	1.01%	1.02%	1.08%	0.94%

(a)	The Fund commenced operations on June 4, 1997. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

8

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

The Fund is part of The Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 28 portfolios as of December 31, 2007, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has one class of shares, which are sold without either a front-end sales charge or a contingent deferred sales charge (CDSC).

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s

9

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Direct expenses of the Fund are charged as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

10

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $111,978 before payment of sub-administration fees and $73,380 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1503% for administrative services.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer

11

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

During the period ended December 31, 2007, the Fund’s distributor (“Distributor”) voluntarily waived a portion of its 12b-1 fees in the amount of $74,521. This amount is reflected as fees waived by Distributor in the accompanying Statement of Operations.

5. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

12

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

As determined on June 30, 2007, permanent differences resulting primarily from expiration of capital loss carryover were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated
Net Realized Gain	Paid-In Capital

$123	$(123)

During the year ended June 30, 2007, distributions of $6,174,309 were paid to shareholders from ordinary income on a tax basis.

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Capital
Ordinary Income	Loss Carryover	Total

$28,900	$(541)	$28,359

The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $541 of unused capital losses of which $537 expires in 2009 and $4 expires in 2011. $123 of capital losses incurred in 1999 expired unused in the current year.

At December 31, 2007, the aggregate cost for financial reporting purposes was $163,581,513.

7. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789.

8. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by

13

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

9. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14

[This Page Intentionally Left Blank]

15

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLIQ1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Asset Allocation
Fund — Balanced
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
v	Shareholder Fee Example

1	Portfolio of Investments
32	Statement of Assets and Liabilities
34	Statement of Operations
35	Statements of Changes in Net Assets
36	Statements of Changes in Net Assets — Capital Stock Activity
38	Financial Highlights
45	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Smaller and medium-sized company stocks are more volatile and less liquid than larger, more established company securities. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. Fixed income securities in which the Fund invests will tend to experience smaller fluctuations in value than equity securities. However, investors in any fixed income product should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie charts illustrate the allocation of the Fund’s holdings by investment discipline. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INVESTMENT DISCIPLINE

ii

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Remi Browne, Robert Crosby, Tony Dong, Michael Gura, Anne Kennedy, Thomas Kenny, Daniel LeVan, Joseph Skornicka and Michael Vandenbossche

The Fund earned a return of 1.94% for the six months ended December 31, 2007, relative to the 1.26% return for a 60%/40% blend of the Russell 3000® Index and the Lehman Brothers Intermediate Government/Credit Index, and the 0.59% median return for the Lipper universe of mixed-asset target allocation growth funds.

The Fund is a diversified fund with investments in both the fixed income and equity markets. As of December 31, 2007, the Fund’s asset allocation was 64% equities and 36% fixed income and cash equivalents, with equity holdings divided into six separately managed segments: large-cap value, large-cap growth, multi-cap growth, mid-cap/small-cap blend (sometimes referred to as “smid”), international core equity, and international small-mid cap. The fixed income portion of the Fund includes bonds from the corporate, government and mortgage-related sectors of the market.

The Fund’s two international equity segments were added in July, replacing real estate investment trust (REIT) and health care segments, although REITs and health care stocks may continue to be held in the Fund. The international core equity segment has a larger-cap focus, with the Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI EAFE) Index as its benchmark. The S&P®/Citigroup Extended Market Index (EMI) World ex-U.S. serves as the benchmark for the international small-mid cap segment.

Of the segments of the Fund held for the entire six-month period ended December 31, 2007, the best absolute performance came from the large-cap growth and multi-cap growth equity segments and the fixed income segment of the Fund, all posting positive returns. The large-cap growth and multi-cap growth equity segments benefited from the relative strength of larger-cap and growth stocks in the broad market, as well as strong stock selection. The absolute performance of the Fund’s fixed income holdings was boosted by the decline in interest rates over the last half of the year.

The Fund’s positive relative return for the six months ended December 31, 2007 compared to its blended Russell/Lehman Brothers benchmark was primarily the result of strong relative performance from all of the equity segments held in the Fund for the full six-month period, including the large-cap growth, multi-cap growth, large-cap value and small-mid cap holdings, each of which outperformed their respective style-specific benchmarks, as well as the Russell 3000® Index. Stock selection was the key driver of performance across these segments of the Fund.

iii

Relative strength in the Fund’s equity segments was enough to offset the underperformance of the fixed income segment of the Fund versus its Lehman Brothers Intermediate Government/Credit Index benchmark. A primary reason for the lagging performance was the Fund’s underweight in U.S. Treasury securities.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 3000® Index is an unmanaged index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mixed-asset target allocation growth funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

v

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,017.10	$8.21	1.62%
Class B	$1,000.00	$1,013.30	$11.99	2.37%
Class C	$1,000.00	$1,014.00	$12.00	2.37%
Class K	$1,000.00	$1,018.00	$8.22	1.62%
Class R	$1,000.00	$1,015.80	$9.58	1.89%
Class Y	$1,000.00	$1,019.40	$6.95	1.37%

Hypothetical
Class A	$1,000.00	$1,016.99	$8.21	1.62%
Class B	$1,000.00	$1,013.22	$11.99	2.37%
Class C	$1,000.00	$1,013.22	$11.99	2.37%
Class K	$1,000.00	$1,016.99	$8.21	1.62%
Class R	$1,000.00	$1,015.63	$9.58	1.89%
Class Y	$1,000.00	$1,018.25	$6.95	1.37%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vi

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 61.0%
Consumer Discretionary — 5.9%
Auto Components — 0.4%
1,100	Aisin Seiki Co. Ltd.	$45,885
98	Compagnie Generale des Etablissements Michelin, B Shares	11,247
306	Continental AG	39,813
300	EXEDY Corporation	10,178
680	Hankook Tire Company Limited	13,003
10,575	Johnson Controls, Inc. (a)	381,123
500	Nissin Kogyo Co. Ltd.	11,726
269	Nokian Renkaat OYJ	9,459
22	Rieter Holding AG	9,716
800	Sumitomo Rubber Industries, Ltd. (a)	7,147
500	Tokai Rika Co. Ltd.	15,665
6,000	Xinyi Glass Holdings Ltd.	5,771

		560,733

Automobiles — 0.2%
676	Bayerische Motoren Werke AG	41,857
518	Daimler AG	50,363
1,296	Fiat SpA	33,538
2,300	Toyota Motor Corporation	124,352
525	Toyota Motor Corporation, ADR	55,739

		305,849

Distributors — 0.2%
1,158	Inchcape Plc	8,725
9,150	LKQ Corporation †,(a)	192,333

		201,058

Diversified Consumer Services — 0.2%
540	BPP Holdings PLC	6,675
650	New Oriental Education & Technology Group Inc., ADR †	52,384
7,050	Service Corporation International (a)	99,052
3,100	Sotheby’s (a)	118,110

		276,221

Hotels, Restaurants & Leisure — 1.0%
7,200	Burger King Holdings, Inc. (a)	205,272
4,110	Enterprise Inns Plc	39,843
427	Flight Centre Ltd.	12,110
650	Great Canadian Gaming Corporation †	10,208
2,459	Greene King plc	39,159

See Notes to Financial Statements.

1

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Hotels, Restaurants & Leisure (Continued)
11,375	McDonald’s Corporation	$670,101
4,350	Penn National Gaming, Inc. †,(a)	259,043
55	Pierre & Vacances SA	7,606
300	SOL MELIA S.A.	4,571
2,181	The Restaurant Group plc	8,119
3,758	William Hill plc	39,236

		1,295,268

Household Durables — 0.9%
1,101	Aga Foodservice Group plc	7,857
2,600	Desarrolladora Homex S.A.B. de C.V., ADR †,(a)	128,570
160	Goldcrest Co. Ltd. (a)	4,784
500	Hitachi Koki Co., Ltd.	7,877
297	Indesit Co. S.p.A.	4,612

1,900	Makita Corporation	80,616
2,340	Mohawk Industries, Inc. †,(a)	174,096
104	Nexity	4,759
52	SEB SA	9,427
4,375	Snap-on Incorporated (a)	211,050
1,000	Sony Corporation	55,498
15,600	Tempur-Pedic International Inc. (a)	405,132
199	TomTom NV †	14,984

		1,109,262

Internet & Catalog Retail — 0.1%
5,044	Home Retail Group plc	32,933
1,000	N Brown Group PLC	4,713
1,225	priceline.com Incorporated †,(a)	140,704

		178,350

Leisure Equipment & Products — 0.2%
5,195	Hasbro, Inc. (a)	132,888
2,000	Nikon Corp.	69,284
583	Vitec Group plc	6,789

		208,961

Media — 1.1%
360	Astral Media Inc.	17,012
18,040	Comcast Corporation, Class A Special †,(a)	326,885
254	Gestevision Telecinco, S.A.	6,503

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Media (Continued)
1,104	Informa plc	$10,147
189	Ipsos	5,388
2,400	News Corporation, Class B (a)	51,000
8,705	Omnicom Group Inc. (a)	413,749
12,875	Shaw Communications, Inc., Class B	304,880
244	Teleperformance	9,500
9,680	Time Warner Inc.	159,817
2,863	Vivendi Universal, S.A.	131,352

		1,436,233

Multiline Retail — 0.1%
400	Don Quijote Co., Ltd. (a)	7,877
1,850	Target Corporation	92,500

		100,377

Specialty Retail — 0.7%
300	ABC-Mart (a)	6,552
3,164	Galiform Plc †	5,700
3,650	GameStop Corp., Class A †	226,701
300	Gigas K’s Denki Corporation (a)	7,841
8,025	Guess?, Inc.	304,067
867	Halfords Group PLC	5,208
3,350	J. Crew Group, Inc. †,(a)	161,504
5,350	Penske Automotive Group, Inc. (a)	93,411
1,250	Tiffany & Co. (a)	57,538

		868,522

Textiles, Apparel & Luxury Goods — 0.8%
8,150	Crocs, Inc. †,(a)	300,001
12,450	Gildan Activewear Inc. †,(a),(b)	512,442
330	Gildan Activewear Inc. †,(b)	13,689
1,450	Polo Ralph Lauren Corporation (a)	89,596
298	Swatch Group Ltd.	89,822
2,250	Wolverine World Wide, Inc. (a)	55,170

		1,060,720

Total Consumer Discretionary		7,601,554

See Notes to Financial Statements.

3

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples — 5.3%
Beverages — 1.7%
1,115	Britvic PLC	$7,680
485	Carlsberg A/S, B Shares	58,675
8,525	Central European Distribution Corporation †,(a)	495,132
3,782	Coca Cola Amatil Ltd.	31,481
4,575	Coca-Cola Company (The)	280,768
1,170	Coca-Cola Hellenic Bottling Co S.A.	50,634
3,050	Hansen Natural Corporation †,(a)	135,084
55	Hite Brewery Company Ltd.	8,373
746	InBev NV	62,169
66	Laurent-Perrier S.A.	12,522
14,235	PepsiCo, Inc.	1,080,436

		2,222,954

Food & Staples Retailing — 1.3%
66	Casino Guichard-Perrachon SA	7,178
1,950	Costco Wholesale Corporation	136,032
25,201	CVS Caremark Corporation	1,001,740
7,800	Kroger Co. (The)	208,338
592	MARR S.p.A.	6,059
12,276	Tesco PLC	116,624
300	Tsuruha Company Ltd.	11,547
3,600	United Natural Foods, Inc. †,(a)	114,192
1,100	Wal-Mart Stores, Inc.	52,664

		1,654,374

Food Products — 0.7%
6,595	Archer-Daniels-Midland Company (a)	306,206
9	Barry Callebaut AG	6,837
3,145	Dairy Crest Group PLC	36,498
100	East Asiatic Company Ltd. A/S (The)	7,794
5,105	General Mills, Inc.	290,985
1,388	Glanbia plc (b)	9,254
60	Glanbia plc (b)	407
1,224	Greencore Group PLC	8,017
69	Greggs plc	6,455
434	Nestle S.A.	199,338
83	Nutreco Holding N.V.	4,801
1,000	Toyo Suisan Kaisha Ltd.	18,171

See Notes to Financial Statements.

4

Shares		Value

Consumer Staples (Continued)
Food Products (Continued)
1,011	Unilever plc	$38,036
305	Viscofan SA	6,457

		939,256

Household Products — 1.0%
17,025	Procter & Gamble Company (The)	1,249,975
1,113	Reckitt Benckiser PLC	64,561

		1,314,536

Personal Products — 0.5%
400	Gr. Sarantis S.A.	8,187
13,885	Herbalife Ltd. (a)	559,288
300	Mandom Corporation	8,016

		575,491

Tobacco — 0.1%
2,069	British American Tobacco p.l.c.	80,930

Total Consumer Staples		6,787,541

Energy — 6.8%
Energy Equipment & Services — 2.4%
3,000	Cameron International Corporation †,(a)	144,390
31	Compagnie Generale de Geophysique-Veritas †,(a)	8,838
3,950	Core Laboratories N.V. †	492,644
3,250	FMC Technologies, Inc. †	184,275
794	Fugro NV	61,294
1,984	John Wood Group PLC	17,101
10,050	National Oilwell Varco, Inc. †	738,273
2,900	Noble Corporation (a)	163,879
2,150	Oceaneering International, Inc. †	144,802
4,250	Oil States International, Inc. †,(a)	145,010
1,186	Petrofac Limited	12,985
4,975	Schlumberger Limited	489,391
4,500	Smith International, Inc. (a)	332,325
4,850	Superior Energy Services, Inc. †	166,937

		3,102,144

Oil, Gas & Consumable Fuels — 4.4%
769	AED Oil Limited †,(a)	2,876
600	AOC Holdings, Inc.	8,722
5,310	Apache Corporation	571,037

See Notes to Financial Statements.

5

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
2,150	Atlas America, Inc. (a)	$127,237
2,291	Australian Worldwide Exploration Limited †	6,739
1,100	Bow Valley Energy Ltd. †	7,022
8,490	BP p.l.c.	103,936
5,025	ConocoPhillips	443,707
450	Dana Petroleum plc †	12,469
7,000	DNO ASA †	12,995
2,960	ENI S.p.A.	108,408
20,085	Exxon Mobil Corporation	1,881,764
9,855	Marathon Oil Corporation	599,775
10,865	Occidental Petroleum Corporation	836,496
651	Oilexco Incorporated †	8,694
470	OMV Aktiengesellschaft	38,083
1,290	Repsol YPF, S.A.	45,982
605	Royal Dutch Shell PLC, A Shares (a)	25,423
4,078	Royal Dutch Shell PLC, B Shares	169,659
3,950	Southwestern Energy Company †	220,094
850	StatoilHydro ASA	26,456
1,219	Total S.A.	101,285
2,875	Total S.A., ADR	237,475
427	Venture Production plc	6,732

		5,603,066

Total Energy		8,705,210

Financials — 11.0%
Capital Markets — 1.6%
2,775	Affiliated Managers Group, Inc. †,(a)	325,952
1,183	Azimut Holding SpA	15,333

9,608	Bank of New York Mellon Corporation	468,486
700	BlackRock, Inc. (a)	151,760
390	Canaccord Capital Inc.	6,046
582	Close Brothers Group plc	11,006
849	Credit Suisse Group	51,068
502	Deutsche Bank AG	65,615
4,600	Eaton Vance Corp. (a)	208,886
3,670	Federated Investors, Inc., Class B (a)	151,057
190	Julius Baer Holding Ltd.	15,708
2,070	Lehman Brothers Holdings Inc. (a)	135,461

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Capital Markets (Continued)
4,530	Morgan Stanley (a)	$240,588
10,000	TD AMERITRADE Holding Corporation †,(a)	200,600
117	Vontobel Holding AG	5,658

		2,053,224

Commercial Banks — 2.4%
2,592	Allied Irish Banks, public limited company	59,387
473	Banca Popolare di Milano	6,445
1,000	Banco BPI SA	7,837
6,300	Banco Itau Holding Financeira S.A., ADR	162,918
6,855	Banco Santander S.A.	148,231
3,724	Barclays PLC	37,362
1,386	BNP Paribas	150,400
310	Canadian Western Bank	9,847
5,000	Chiba Bank Ltd.	40,729
1,350	City National Corporation (a)	80,393
2,026	Commonwealth Bank of Australia	105,135
5,000	Credicorp Ltd.	381,500
721	Credito Emiliano S.p.A.	9,951
270	Daegu Bank	4,485
2,130	Danske Bank A/S	83,424
5,000	DBS Group Holdings Ltd.	71,902
5,460	DnB NOR ASA	83,461
2,400	Hang Seng Bank Limited	49,493
5,733	HBOS plc	83,879
2,000	HDFC Bank Limited, ADR	260,900
272	Hypo Real Estate Holding AG	14,356
606	KBC Groep NV	85,233
646	National Bank of Greece S.A.	44,372
3,425	Nordea Bank AB	57,232
3,770	PNC Financial Services Group, Inc. (The)	247,500
792	Pusan Bank	13,284
12,230	Royal Bank of Scotland Group plc (The)	108,092
2,875	Skandinaviska Enskilda Banken AB, A Shares	73,619
4,000	Suruga Bank Ltd.	43,611
345	Sydbank A/S	14,831
8,670	U.S. Bancorp (a)	275,186
1,175	Unibanco-Uniao de Bancos Brasileiros SA, GDR	164,077
3,539	UniCredito Italiano S.p.a.	29,389

See Notes to Financial Statements.

7

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Commercial Banks (Continued)
3,010	Wachovia Corporation (a)	$114,470
500	Wing Hang Bank Limited	7,483

		3,130,414

Consumer Finance — 0.3%
4,025	American Express Company	209,380
3,800	Cash America International, Inc. (a)	122,740
1,228	Cattles PLC	7,187
320	ORIX Corporation	54,682

		393,989

Diversified Financial Services — 2.6%
422	Babcock & Brown Ltd. (a)	10,060
27,715	Bank of America Corporation	1,143,521
295	Bolsas y Mercados Espanoles SA	20,099
2,993	Challenger Financial Services Group Ltd. (a)	13,114
7,281	Citigroup Inc.	214,353
49	Deutsche Boerse AG	9,725
206	Hellenic Exchanges S.A.	7,228
3,338	ING Groep N.V.	130,549
825	IntercontinentalExchange, Inc. †	158,812
24,865	JPMorgan Chase & Co.	1,085,357
17,171	KKR Financial Holdings LLC	241,253
4,800	Nasdaq Stock Market, Inc. (The) †,(a)	237,552

		3,271,623

Insurance — 3.5%
7,225	ACE Limited (a)	446,360
12,670	American International Group, Inc.	738,661
8,494	Amlin PLC	50,386
5,085	Arch Capital Group Ltd. †	357,730
642	Assicurazioni Generali S.p.A.	29,098
9,210	Assurant, Inc. (a)	616,149
4,950	Aviva plc	66,314
7,415	Axis Capital Holdings Limited (a)	288,963
431	Baloise-Holding	42,447
3,779	Beazley Group PLC	12,243
160	CNP Assurances	20,817
3,400	Delphi Financial Group, Inc. (a)	119,952

See Notes to Financial Statements.

8

Shares		Value

Financials (Continued)
Insurance (Continued)
120	Euler Hermes SA	$14,873
196	Fondiaria-SAI S.p.A.	8,081
133	Hannover Rueckversicherung AG	6,135
4,765	Hartford Financial Services Group, Inc. (The)	415,460
5,625	Manulife Financial Corporation	229,219
5,315	Mapfre SA (a)	23,390
6,610	MetLife, Inc. (a)	407,308
1,183	Milano Assicurazioni SpA	9,253
200	Northbridge Financial Corporation	7,476
1,559	QBE Insurance Group Limited	45,638
2,450	Sun Life Financial Inc.	137,053
1,105	Swiss Reinsurance Company	78,521
2,670	Travelers Companies, Inc. (The)	143,646
390	Zurich Financial Services	114,539

		4,429,712

Real Estate Investment Trusts (REITs) — 0.4%
4,250	Abacus Group Holdings Limited	6,512
19,150	Annaly Capital Management, Inc. (a)	348,147
4,650	Gramercy Capital Corp. (a)	113,041
2,300	LaSalle Hotel Properties (a)	73,370

		541,070

Real Estate Management & Development — 0.2%
188	IVG Immobilien AG	6,481
300	Joint Corporation	5,827
31	K.K. DaVinci Advisors †	27,472
58	Kenedix Inc. (a)	93,971
110	Pirelli & C Real Estate SpA	4,042
982	Savills PLC	5,473
3,000	Tokyo Tatemono Co. Ltd. (a)	28,412
500	Urban Corporation (a)	6,691
436	Vivacon AG (a)	8,255
9,000	Wharf (Holdings) Limited (The) (a)	47,208
4,000	Wing Tai Holdings Limited (a)	7,503

		241,335

Thrifts & Mortgage Finance — 0.0% #
200	Atrium Co. Ltd. (a)	4,145

Total Financials		14,065,512

See Notes to Financial Statements.

9

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care — 6.4%
Biotechnology — 0.4%
335	Actelion Ltd. †	$15,401
6,150	BioMarin Pharmaceutical Inc. †,(a)	217,710
5,325	Gilead Sciences, Inc. †	245,003
1,550	Vertex Pharmaceuticals Incorporated †,(a)	36,007

		514,121

Health Care Equipment & Supplies — 1.1%
2,500	Baxter International, Inc.	145,125
136	Cochlear Ltd.	8,944
200	Hogy Medical Co. Ltd.	8,432
8,525	Hologic, Inc. †,(a)	585,156
5,225	Kinetic Concepts, Inc. †,(a)	279,851
2,375	Medtronic, Inc.	119,391
1,000	Olympus Corporation	41,355
1,325	Stryker Corporation	99,004
3,150	West Pharmaceutical Services, Inc. (a)	127,859

		1,415,117

Health Care Providers & Services — 2.0%
7,000	Aetna, Inc.	404,110
2,600	Chemed Corporation (a)	145,288
3,125	Coventry Health Care, Inc. †,(a)	185,156
5,000	Express Scripts, Inc. †,(a)	365,000
32	Galenica AG	13,991
3,925	Humana, Inc. †	295,592
4,500	Laboratory Corporation of America Holdings †,(a)	339,885
1,300	LCA-Vision Inc. (a)	25,961
3,675	McKesson Corporation	240,749
8,000	Psychiatric Solutions, Inc. †,(a)	260,000
310	Rhoen-Klinikum AG	9,781
600	Toho Pharmaceutical Co. Ltd. (a)	11,708
1,216	United Drug plc	7,023
6,350	VCA Antech, Inc. †	280,861
600	WellPoint, Inc. †	52,816

		2,637,921

See Notes to Financial Statements.

10

Shares		Value

Health Care (Continued)
Life Sciences Tools & Services — 0.2%
450	Techne Corporation †,(a)	$29,723
4,275	Thermo Fisher Scientific Inc. †,(a)	246,582

		276,305

Pharmaceuticals — 2.7%
15,810	Abbott Laboratories	887,731
705	AstraZeneca PLC	30,369
1,135	GlaxoSmithKline plc	28,897
300	Hisamitsu Pharmaceutical Company Inc.	9,130
229	Ipsen SA	13,811
9,950	Johnson & Johnson	663,665
8,145	Merck & Co., Inc.	473,306
344	Merck KGaA	44,410
8,085	Pfizer Inc.	183,772
971	Recordati S.p.A.	8,681
660	Roche Holding AG	114,027
1,000	Sanofi-Aventis	92,080
9,250	Schering-Plough Corporation	246,420
1,244	Shire PLC	28,453
165	Stada Arzneimittel AG	10,144
1,400	Takeda Pharmaceutical Company Limited	82,335
7,505	Teva Pharmaceutical Industries Limited, ADR	348,832
3,240	Wyeth	143,176

		3,409,239

Total Health Care		8,252,703

Industrials — 8.8%
Aerospace & Defense — 1.4%
4,375	Boeing Company (The)	382,638
294	Chemring Group Plc	12,032
750	L-3 Communications Holdings, Inc. (a)	79,455
730	MTU Aero Engines Holding AG	42,692
2,825	Precision Castparts Corp.	391,828
1,875	Triumph Group, Inc. (a)	154,406
9,335	United Technologies Corporation	714,501

		1,777,552

See Notes to Financial Statements.

11

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Air Freight & Logistics — 0.1%
1,600	Expeditors International of Washington, Inc. (a)	$71,488
300	Kintetsu World Express Inc.	10,473

		81,961

Airlines — 0.1%
995	Air France-KLM	34,987
9,535	British Airways PLC †	58,792
13,000	Cathay Pacific Airways Ltd. (a)	33,928
5,705	Qantas Airways Limited	27,250
630	Westjet Airlines Ltd. †	14,394

		169,351

Building Products — 0.0% #
306	Kingspan Group plc	4,631
2,000	Nitto Boseki Co. Ltd.	4,923

		9,554

Commercial Services & Supplies — 0.7%
4,700	Corrections Corporation of America †	138,697
1,907	De La Rue PLC	37,069
3,100	IHS Inc., Class A †	187,736
17,850	Interface, Inc., Class A (a)	291,312
1,430	Michael Page International Plc	8,198
200	Nissha Printing Co., Ltd.	7,895
2,715	Regus Group PLC	4,472
900	Ritchie Bros. Auctioneers Incorporated	74,430
2,900	Stericycle, Inc. †,(a)	172,260
747	Sthree PLC	3,316
672	Transfield Services Limited (a)	8,113

		933,498

Construction & Engineering — 0.4%
1,264	ACS, Actividades de Construccion y Servicios, S.A.	75,122
4,800	EMCOR Group, Inc. †	113,424
2,287	GallifordTry plc	4,689
382	Imtech NV	9,461
895	Interserve PLC	8,534
1,725	Jacobs Engineering Group Inc. †,(a)	164,927
1,332	Keller Group plc	17,606
230	Kier Group Plc	6,671

See Notes to Financial Statements.

12

Shares		Value

Industrials (Continued)
Construction & Engineering (Continued)
427	Koninklijke BAM Groep nv	$10,051
250	Morgan Sindall PLC	5,171
485	NCC AB, B Shares	10,431
170	Obrascon Huarte Lain SA	5,724
800	Peab AB	8,262
899	VINCI	66,573

		506,646

Electrical Equipment — 1.3%
9,775	ABB Ltd, ADR	281,520
30	ALSTOM	6,448
8,050	Belden CDT Inc. (a)	358,225
8,675	General Cable Corporation †,(a)	635,704
13,525	GrafTech International Ltd. †,(a)	240,069
1,000	Hitachi Cable, Ltd.	5,944
3,000	Mitsubishi Electric Corporation	31,365
98	Nexans	12,250
511	Prysmian S.p.A. †	12,619
1,800	Sumitomo Electric Industries Ltd.	28,632
359	Zumtobel AG	12,985

		1,625,761

Industrial Conglomerates — 1.2%
921	Cookson Group plc	12,778
31,270	General Electric Company	1,159,179
5,250	McDermott International, Inc. †	309,907
4,715	Orkla ASA	91,394

		1,573,258

Machinery — 3.3%
545	Aalberts Industries NV	10,837
2,400	AB Volvo	40,290
181	Andritz AG	10,969
10,975	Barnes Group Inc. (a)	366,455
706	Charter plc †	11,152
9,315	Danaher Corporation (a)	817,298
4,550	Deere & Company	423,696
3,925	Eaton Corporation	380,529
1,500	Flowserve Corporation	144,300
233	GEA Group AG	8,108

See Notes to Financial Statements.

13

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery (Continued)
20	Georg Fischer AG	$12,313
1,205	GILDEMEISTER Aktiengesellschaft	32,593
300	Glory Ltd.	6,995
315	Haulotte Group (a)	9,432
3,400	Kennametal Inc.	128,724
3,900	Komatsu Ltd.	106,127
1,653	Konecranes Oyj	56,987
638	MAN AG	106,151
7,950	Manitowoc Company, Inc. (The)	388,198
6,727	Morgan Crucible Company plc (The)	27,049
3,550	Oshkosh Truck Corporation (a)	167,773
2,797	PACCAR Inc. (a)	152,381
4,700	RBC Bearings Incorporated †,(a)	204,262
146	STX Shipbuilding Co., Ltd.	7,799
200	Takeuchi Manufacturing Co. Ltd.	8,038
4,375	Terex Corporation †,(a)	286,869
1,000	Toshiba Machine Co., Ltd.	8,271
104	Wartsila Corporation, B Shares	7,920
8,215	Westinghouse Air Brake Technologies Corporation (a)	282,925

		4,214,441

Marine — 0.0% #
52	Korea Line Corporation †	9,166
4,000	Mitsui O.S.K. Lines Ltd.	51,059

		60,225

Road & Rail — 0.1%
2,682	Firstgroup Plc	43,511
2,650	Landstar System, Inc. (a)	111,698
5,719	Stagecoach Group plc	32,445

		187,654

Trading Companies & Distributors — 0.2%
2,000	Mitsubishi Corp.	54,782
3,000	Mitsui & Co. Ltd.	63,510
6,000	Noble Group Limited (a)	10,129
3,900	Rush Enterprises, Inc., Class A †,(a)	70,902

See Notes to Financial Statements.

14

Shares		Value

Industrials (Continued)
Trading Companies & Distributors (Continued)
518	Speedy Hire PLC	$8,641
4,000	Tat Hong Holdings Ltd	9,503

		217,467

Total Industrials		11,357,368

Information Technology — 8.6%
Communications Equipment — 1.1%
19,600	Cisco Systems, Inc. †	530,572
7,195	CommScope, Inc. †,(a)	354,066
2,150	Comtech Telecommunications Corp. †,(a)	116,122
1,000	Hitachi Kokusai Electric Inc.	12,254
3,000	NICE-Systems Ltd., ADR †	102,960
3,210	Nokia OYJ	124,463
3,925	QUALCOMM Incorporated	154,449
465	TANDBERG asa	9,720

		1,404,606

Computers & Peripherals — 1.9%
4,225	Apple Inc. †	836,888
10,300	EMC Corporation †	190,859
17,430	Hewlett-Packard Company	879,866
2,640	International Business Machines Corporation	285,384
5,800	Logitech International S.A. †	212,512
300	Mitsumi Electric Co. Ltd.	10,205
90	Wincor Nixdorf AG	8,553

		2,424,267

Electronic Equipment & Instruments — 0.7%
9,230	Amphenol Corporation, Class A (a)	427,995
2,050	Anixter International Inc. †,(a)	127,654
5,350	Avnet, Inc. †,(a)	187,089
1,550	Itron, Inc. †,(a)	148,754
100	Nihon Dempa Kogyo Company Ltd.	4,905
400	TDK Corp.	29,790

		926,187

Information Technology Services — 0.8%
2,635	Accenture Ltd., Class A (a)	94,939
757	Cap Gemini S.A.	47,591
11,400	Cognizant Technology Solutions Corporation, Class A †,(a)	386,916

See Notes to Financial Statements.

15

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Information Technology Services (Continued)
1,000	Ementor ASA †	$7,588
4,400	Heartland Payment Systems, Inc.	117,920
8,375	Satyam Computer Services Ltd., ADR (a)	223,780
1,730	SMS Management & Technology Limited	11,545
81	Sopra Group	6,416
2,600	VeriFone Holdings, Inc. †,(a)	60,450

		957,145

Internet Software & Services — 0.8%
1,600	Akamai Technologies, Inc. †,(a)	55,360
3,900	DealerTrack Holdings, Inc. †,(a)	130,533
975	Google Inc., Class A †	674,193
6,750	j2 Global Communications, Inc. †,(a)	142,897
440	Open Text Corporation †,(a)	13,838

		1,016,821

Office Electronics — 0.1%
1,600	Canon Inc. (a)	74,475
2,000	Konica Minolta Holdings, Inc.	35,430

		109,905

Semiconductors & Semiconductor Equipment — 1.6%
584	AIXTRON Aktiengesellschaft †,(a)	8,120
314	ASM International NV	7,690
1,542	ASML Holding N.V. †	48,832
762	CSR plc †	9,101
8,323	Diodes Incorporated †,(a)	250,273
200	Disco Corporation	11,225
4,900	FormFactor, Inc. †,(a)	162,190
22,435	Intel Corporation	598,117
424	Jusung Engineering Company Ltd. †	8,153
7,150	MEMC Electronic Materials, Inc. †	632,703
1,800	Sumco Corp.	51,882
5,550	Texas Instruments Incorporated	185,370
3,100	Varian Semiconductor Equipment Associates, Inc. †,(a)	114,700

		2,088,356

Software — 1.6%
6,195	McAfee, Inc. †	232,312
21,350	Microsoft Corporation	760,060

See Notes to Financial Statements.

16

Shares		Value

Information Technology (Continued)
Software (Continued)
1,650	NAVTEQ Corporation †	$124,740
100	Nintendo Co. Ltd.	59,884
800	NSD CO. LTD.	10,606
33,105	Oracle Corporation †	747,511
116	Software AG	10,273
4,850	VASCO Data Security International, Inc. †,(a)	135,412

		2,080,798

Total Information Technology		11,008,085

Materials — 3.0%
Chemicals — 1.6%
3,800	Airgas, Inc.	198,018
631	BASF Aktiengesellschaft	93,556
3,155	BASF Aktiengesellschaft, ADR	463,627
1,000	Chugoku Marine Paints Ltd.	9,121
601	Croda International Plc	6,951
1,200	FMC Corporation (a)	65,460
85	Honam Petrochemical Corp.	9,580
285	Incitec Pivot Limited (a)	29,304
1,324	Koninklijke DSM nv	62,583
3,050	Koppers Holdings Inc. (a)	131,882
2,000	Kuraray Co., Ltd.	24,330
220	Lanxess AG	10,807
700	Potash Corporation of Saskatchewan Inc.	100,772
3,885	PPG Industries, Inc. (a)	272,844
4,525	Praxair, Inc.	401,413
150	Rhodia †	5,790
7	Sika AG	13,207
40	Syngenta AG	10,193
2,800	Syngenta AG, ADR	141,848
145	Tessenderlo Chemie NV	7,038
2,000	Tosoh Corp.	8,611
4,000	Ube Industries Ltd.	13,642
63	Umicore	15,659
25	Wacker Chemie AG	7,226
800	Yara International ASA	37,054

		2,140,516

See Notes to Financial Statements.

17

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Construction Materials — 0.1%
674	Cementir-Cementerie del Tirreno S.p.A.	$5,957
1,526	CRH public limited company	53,211
76	Holcim Ltd.	8,143
171	Lafarge S.A.	31,126

		98,437

Containers & Packaging — 0.0% #
3,205	DS Smith Plc	13,350

Metals & Mining — 1.3%
4,100	AMCOL International Corporation	147,723
464	Antofagasta plc	6,622
4,380	BHP Billiton Limited (a)	154,373
2,200	Carpenter Technology Corporation (a)	165,374
5,025	Companhia Vale do Rio Doce, ADR	164,167
2,145	Freeport-McMoRan Copper & Gold, Inc., Class B	219,734
120	Inmet Mining Corp.	9,794
75	Korea Zinc Co. Ltd.	10,456
224	Major Drilling Group International Inc. †	14,208
9,000	Nippon Steel Corporation (a)	55,749
3,815	Nucor Corporation (a)	225,924
1,015	Rautaruukki Oyj	44,000
1,050	Reliance Steel & Aluminum Co.	56,910
100	Salzgitter AG	14,920
1,155	Sherritt International Corp.	15,553
14,000	Sumitomo Metal Industries Ltd.	65,040
1,546	ThyssenKrupp AG	86,684
2,066	TUBACEX, S.A.	20,178
399	Voestalpine AG	28,847
2,053	Xstrata PLC	145,078

		1,651,334

Total Materials		3,903,637

Telecommunication Services — 3.0%
Diversified Telecommunication Services — 1.7%
27,077	AT&T Inc.	1,125,320
12,500	BT Group PLC	67,867
950	France Telecom S.A.	34,196
746	Inmarsat plc	8,063

See Notes to Financial Statements.

18

Shares		Value

Telecommunication Services (Continued)
Diversified Telecommunication Services (Continued)
180	Neuf Cegetel	$9,106
4,537	Telefonica S.A.	147,392
186	Telenet Group Holding NV †	5,417
14,568	Telstra Corporation Ltd.	59,992
16,575	Verizon Communications Inc.	724,162

		2,181,515

Wireless Telecommunication Services — 1.3%
6,100	America Movil, S.A. de C.V., ADR, Series L	374,479
978	Bouygues	81,503
4,219	Crown Castle International Corp. †,(a)	175,510
10	KDDI Corporation	74,475
1,270	Millicom International Cellular S.A. †,(a)	149,784
3,875	Mobile TeleSystems OJSC, ADR	394,436
123	Mobistar NV SA	11,195
2,350	NII Holdings, Inc. †	113,552
3,350	Vimpel Communications, Inc., ADR	139,360
29,560	Vodafone Group Plc	110,506

		1,624,800

Total Telecommunication Services		3,806,315

Utilities — 2.2%
Electric Utilities — 1.5%
3,845	American Electric Power Company, Inc.	179,023
5,445	Duke Energy Corporation (a)	109,826
727	E.ON AG	154,749
2,105	Edison International (a)	112,344
7,926	Enel S.p.A.	94,270
1,000	Entergy Corporation	119,520
3,415	Exelon Corporation	278,801
3,485	FirstEnergy Corp.	252,105
2,480	FPL Group, Inc.	168,094
3,600	ITC Holdings Corp. (a)	203,112
3,350	Northeast Utilities	104,889
166	Red Electrica de Espana	10,494
3,110	Southern Company (The)	120,512
336	Union Fenosa SA	22,691

		1,930,430

See Notes to Financial Statements.

19

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Gas Utilities — 0.3%
5,810	Equitable Resources, Inc. (a)	$309,557
32	Rubis	3,134
6,000	Xinao Gas Holdings Limited	11,927

		324,618

Independent Power Producers & Energy Traders — 0.1%
14,229	International Power plc	128,451

Multi-Utilities — 0.3%
120	Atco Ltd.	6,713
3,730	Dominion Resources, Inc.	176,989
5,491	National Grid PLC	91,159
1,046	SUEZ (a)	71,220
2,040	Wisconsin Energy Corporation	99,368

		445,449

Total Utilities		2,828,948

TOTAL COMMON STOCKS
(Cost $60,709,412)		78,316,873

PREFERRED STOCKS — 0.2%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
37	Porsche AG	74,971

Media — 0.0% #
338	ProSiebenSat.1 Media AG	8,099

Total Consumer Discretionary		83,070

Financials — 0.0% #
Insurance — 0.0% #
9,556	Amlin PLC, Redeemable B Shares (c),(e),(g)	4,261

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
1,401	Fresenius SE	116,550

See Notes to Financial Statements.

20

Shares		Value

Materials — 0.0% #
Chemicals — 0.0% #
122	Fuchs Petrolub AG	$10,808

TOTAL PREFERRED STOCKS
(Cost $202,505)		214,689

INVESTMENT COMPANY SECURITIES — 3.2%
Energy — 0.0% #
Oil, Gas & Consumable Fuels — 0.0% #
370	Crescent Point Energy Trust	9,301

Multi-Industry — 3.2%
Multi-Industry — 3.2%
3,491,555	Institutional Money Market Fund (h)	3,491,555
6,680	iShares MSCI EAFE Index Fund	524,380
250	iShares S&P SmallCap 600 Index Fund (a)	16,255
250	Midcap SPDR Trust, Series 1	38,775

		4,070,965

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $4,110,431)		4,080,266

Principal
Amount

ASSET-BACKED SECURITIES — 2.9%
Auto Loan — 1.8%
$895,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3, 5.470% due 06/15/2011	904,420
900,000	Harley Davidson Motorcycle Trust, Series 2006-3, Class A4, 5.220% due 06/15/2013	912,110
450,000	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.010% due 06/15/2011	452,000

		2,268,530

Credit Card — 0.4%
575,000	Discover Card Master Trust I, Series 2003-2, Class A, 5.158% due 08/15/2010 (i)	575,160

See Notes to Financial Statements.

21

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Equipment — 0.3%
$343,621	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	$343,313

Other — 0.3%
400,000	Capital One Multi-Asset Execution Trust, Series 2005-A3, Class A3, 4.050% due 03/15/2013	398,734

Utilities — 0.1%
123,961	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	124,423

TOTAL ASSET-BACKED SECURITIES
(Cost $3,679,052)		3,710,160

CORPORATE BONDS AND NOTES — 14.0%
Financials — 7.9%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020	669,962
420,000	Allied Capital Corporation, 6.625% due 07/15/2011	422,540
140,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010	139,668
450,000	AstraZeneca PLC, 5.400% due 09/15/2012	465,232
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013	633,476
450,000	Citigroup Inc., 6.000% due 08/15/2017	459,107
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	537,414
150,000	First Union National, 7.800% due 08/18/2010	161,658
250,000	HSBC Finance Corporation, 5.500% due 01/19/2016	243,984
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010	440,704
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	381,209

See Notes to Financial Statements.

22

Principal
Amount		Value

Financials (Continued)
$510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	$556,395
670,000	Merrill Lynch & Co., 6.400% due 08/28/2017	680,692
87,500	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009 (c)	90,547
900,000	Pfizer Inc., 3.300% due 03/02/2009	891,670
450,000	PNC Funding Corp., 5.625% due 02/01/2017	437,965
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	445,691
250,000	SLM Corporation, MTN, 5.244% due 07/26/2010 (i)	230,118
300,000	Sovereign Bank, 4.375% due 08/01/2013 (becomes variable August 2008)	298,246
600,000	TIAA Global Markets, Inc. 144A, 3.875% due 01/22/2008 (d),(e),(f)	599,911
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	367,075
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	212,658
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	808,861

		10,174,783

Industrials — 5.8%
800,000	Abbott Laboratories, 5.875% due 05/15/2016	835,639
300,000	American Standard, Inc., 7.375% due 02/01/2008	300,358
650,000	Cisco Systems Inc., 5.500% due 02/22/2016	661,031
450,000	Corporacion Andina de Fomento, YNK, 5.125% due 05/05/2015	434,783
690,000	Lowe’s Companies Inc., 6.100% due 09/15/2017 (a)	708,868
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	366,123

See Notes to Financial Statements.

23

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
$250,000	Pinnacle Entertainment, 8.250% due 03/15/2012	$252,500
840,456	Procter & Gamble – ESOP, 9.360% due 01/01/2021	1,071,052
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	648,469
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	455,788
510,000	Union Texas Petroleum Holdings, Inc., MAPS, 7.000% due 04/15/2008 (becomes variable April 2008)	514,551
700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	727,877
450,000	Waste Management Inc., 6.875% due 05/15/2009	461,999

		7,439,038

Utilities — 0.3%
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	346,867

TOTAL CORPORATE BONDS AND NOTES
(Cost $17,921,969)		17,960,688

MORTGAGE-BACKED SECURITIES — 7.7%
Collateralized Mortgage Obligations (CMO) – Agency — 2.1%
	FHLMC:
390,898	Series 2866, Class WN, 4.500% due 01/15/2024	389,924
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	775,540
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	896,448
584,178	Series 3254, Class NT, 5.750% due 11/15/2036	595,341
	GNMA:
94,812	Series 2002-9, Class B, 5.881% due 03/16/2024	94,695

		2,751,948

See Notes to Financial Statements.

24

Principal
Amount		Value

Collateralized Mortgage Obligations (CMO) – Non Agency — 1.0%
$330,000	Asset Securitization Corporation, Series 1997-D4, Class A3, 7.726% due 04/14/2029 (i)	$341,823
1,000,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2, 4.750% due 10/25/2035 (i)	993,014

		1,334,837

Commercial Mortgage-Backed Securities — 3.5%
634,585	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	639,939
917,556	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	955,100
800,000	GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2, 4.353% due 06/10/2048	790,142
500,000	GS Mortgage Securities Corporation II, Series 2005-GG4, Class A4A, 4.751% due 07/10/2039	479,286
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041	444,524
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042	343,808
500,000	Series 2005-C20, Class A6A, 5.110% due 07/15/2042	495,791
325,000	Series 2006-C23, Class A3, 5.496% due 01/15/2045	325,850

		4,474,440

Mortgage Pass-Through Securities — 1.1%
181	FHLMC, Pool E62394, 7.500% due 09/01/2010	184
	FNMA:
288,911	Pool 386314, 3.790% due 07/01/2013	278,485
290,017	Pool 780620, 5.500% due 05/01/2034	290,232

See Notes to Financial Statements.

25

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Mortgage Pass-Through Securities (Continued)
FNMA (Continued):
$717,165	Pool 872709, 5.500% due 06/01/2036	$716,390
39,667	Pool 323406, 6.080% due 11/01/2008	39,777
9,084	Pool 303105, 11.000% due 11/01/2020	10,452
32,190	Pool 100081, 11.500% due 08/20/2016	36,758
7,229	GNMA, Pool 780584, 7.000% due 06/15/2027	7,679

		1,379,957

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $9,890,232)		9,941,182

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
Government Agency Debentures — 0.5%
400,000	Financing Corporation, 10.700% due 10/06/2017	593,069

Government Sponsored Enterprises (GSE) — 6.1%
	FHLB:
500,000	4.875% due 11/18/2011 (a)	518,825
500,000	4.875% due 03/12/2010	513,528
460,000	5.125% due 06/13/2008	461,222
2,500,000	5.500% due 08/13/2014 (a)	2,694,580
	FHLMC:
50,000	4.875% due 11/15/2013 (a)	52,137
800,000	5.300% due 02/27/2009	801,665
40,000	5.750% due 01/15/2012	42,808
	FNMA,
2,715,000	4.750% due 11/19/2012 (a)	2,809,661

		7,894,426

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,287,124)		8,487,495

See Notes to Financial Statements.

26

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds — 1.0%
$375,000	6.250% due 05/15/2030 (a)	$467,988
670,000	7.500% due 11/15/2016 (a)	841,007

		1,308,995

U.S. Treasury Notes — 3.4%
140,000	2.625% due 03/15/2009 (a)	139,169
125,000	3.000% due 02/15/2009 (a)	124,844
1,551,828	3.625% due 01/15/2008 TIPS	1,553,814
440,000	4.000% due 08/31/2009 (a)	446,463
1,000,000	4.125% due 05/15/2015 (a)	1,019,609
250,000	4.250% due 08/15/2015 (a)	256,601
425,000	4.250% due 11/15/2013 (a)	440,639
320,000	4.500% due 02/28/2011 (a)	333,325

		4,314,464

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,508,894)		5,623,459

Shares

COLLATERAL FOR SECURITIES ON LOAN — 20.9%
(Cost $26,875,082)
26,875,082	State Street Navigator Securities Trust – Prime Portfolio (j)	26,875,082

TOTAL INVESTMENTS
(Cost $137,184,701)	120.9%	155,209,894
OTHER ASSETS AND LIABILITIES (Net)	(20.9)	(26,794,481)

NET ASSETS	100.0%	$128,415,413

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, is on loan.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)	Fair valued security as of December 31, 2007 (see Notes to Financial Statements, Note 2). At December 31, 2007, these securities represent $94,808, 0.1% of net assets.

(d)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from

See Notes to Financial Statements.

27

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $4,261, less than 0.05% of net assets.

Security	Acquisition Date	Cost

Amlin PLC, Redeemable B Shares	12/17/07	$4,318

(h)	Affiliated company security (see Notes to Financial Statements, Note 3).

(i)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2007.

(j)	At December 31, 2007, the market value of the securities on loan is $26,621,025.

ABBREVIATIONS:
ADR	— American Depositary Receipt
ESOP	— Employee Stock Option Plan
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
MAPS	— Mandatory Putable Remarketable Security
MTN	— Medium Term Note
SPDR	— Standard & Poor’s® Depositary Receipt
TIPS	— Treasury Inflation-Protected Security
YNK	— Yankee Security

See Notes to Financial Statements.

28

At December 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets		Value

COMMON STOCKS:
United States	46.5%		$59,676,814
Japan	1.5		1,955,615
United Kingdom	1.5		1,932,968
Switzerland	1.2		1,581,887
Bermuda	1.2		1,569,492
Canada	1.2		1,513,290
Germany	1.1		1,354,994
France	1.0		1,258,330
Netherlands	0.8		1,048,808
Cayman Islands	0.4		559,288
Spain	0.4		536,834
Russian Federation	0.4		533,796
Australia	0.4		533,186
Mexico	0.4		503,049
Brazil	0.4		491,162
India	0.4		484,680
Israel	0.4		451,792
Italy	0.3		385,736
Norway	0.2		268,668
Finland	0.2		242,829
Sweden	0.1		189,834
Belgium	0.1		186,711
Denmark	0.1		164,724
Hong Kong	0.1		154,012
Luxembourg	0.1		149,784
Ireland	0.1		141,930
Greece	0.1		110,421
Austria	0.1		90,884
Singapore	0.1		88,908
South Korea	0.1		84,299
China	0.1		64,311
Portugal	0.0	#	7,837

TOTAL COMMON STOCKS	61.0		78,316,873
PREFERRED STOCKS	0.2		214,689
INVESTMENT COMPANY SECURITIES	3.2		4,080,266
ASSET-BACKED SECURITIES	2.9		3,710,160

See Notes to Financial Statements.

29

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

	% of
	Net Assets	Value

CORPORATE BONDS AND NOTES:
United States	12.7%	$16,336,650
Australia	0.5	633,476
United Kingdom	0.4	465,232
Supranational	0.3	434,783
Cayman Islands	0.1	90,547

TOTAL CORPORATE BONDS AND NOTES	14.0	17,960,688

MORTGAGE-BACKED SECURITIES	7.7	9,941,182
U.S. GOVERNMENT AGENCY OBLIGATIONS	6.6	8,487,495
U.S. TREASURY OBLIGATIONS	4.4	5,623,459
COLLATERAL FOR SECURITIES ON LOAN	20.9	26,875,082

TOTAL INVESTMENTS	120.9	155,209,894
OTHER ASSETS AND LIABILITIES (Net)	(20.9)	(26,794,481)

NET ASSETS	100.0%	$128,415,413

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

30

[This Page Intentionally Left Blank]

31

Munder Asset Allocation Fund — Balanced

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $133,693,146)	$151,718,339
Securities of affiliated company (cost — $3,491,555)	3,491,555

Total Investments	155,209,894
Foreign currency, at value	1,253
Interest receivable	504,620
Dividends receivable	104,520
Receivable for investment securities sold	979,021
Receivable for Fund shares sold	139,287
Prepaid expenses and other assets	81,992

Total Assets	157,020,587

LIABILITIES:
Payable for investment securities purchased	792,333
Payable for Fund shares redeemed	684,317
Payable upon return of securities loaned	26,875,082
Transfer agency/record keeping fees payable	107,416
Trustees’ fees and expenses payable	42,382
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	37,873
Administration fees payable	16,779
Investment advisory fees payable	2,273
Shareholder servicing fees payable — Class K Shares	2,228
Accrued expenses and other payables	44,491

Total Liabilities	28,605,174

NET ASSETS	$128,415,413

Investments, at cost	$137,184,701

Foreign currency, at cost	$1,249

*	Including $26,621,025 of securities loaned.

See Notes to Financial Statements.

32

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(51,728)
Accumulated distributions in excess of net realized gains on investments sold	(523,917)
Net unrealized appreciation of investments	18,025,128
Paid-in capital	110,965,930

$128,415,413

NET ASSETS:
Class A Shares	$50,849,377

Class B Shares	$14,555,575

Class C Shares	$17,094,375

Class K Shares	$10,276,842

Class R Shares	$2,788

Class Y Shares	$35,636,456

SHARES OUTSTANDING:
Class A Shares	4,141,099

Class B Shares	1,199,032

Class C Shares	1,401,323

Class K Shares	842,150

Class R Shares	227

Class Y Shares	2,919,971

CLASS A SHARES:
Net asset value and redemption price per share	$12.28

Maximum sales charge	5.50%
Maximum offering price per share	$12.99

CLASS B SHARES:
Net asset value and offering price per share*	$12.14

CLASS C SHARES:
Net asset value and offering price per share*	$12.20

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.20

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$12.28

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.20

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

33

Munder Asset Allocation Fund — Balanced

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$1,096,261
Dividends on securities of unaffiliated companies(a)	620,481
Dividends on securities of affiliated company	117,330
Securities lending, net of borrower rebates	44,420

Total Investment Income	1,878,492

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	64,637
Class B Shares	75,744
Class C Shares	87,733
Class R Shares	7
Shareholder servicing fees:
Class K Shares	13,551
Investment advisory fees	420,144
Transfer agency/record keeping fees	159,151
Administration fees	99,327
Custody fees	90,123
Registration and filing fees	37,085
Legal and audit fees	25,789
Trustees’ fees and expenses	13,550
Other	40,135

Total Expenses	1,126,976

NET INVESTMENT INCOME	751,516

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	5,882,944
Foreign currency-related transactions	(35,015)
Net change in unrealized appreciation/(depreciation) of:
Securities	(4,397,241)
Foreign currency-related transactions	(66)

Net realized and unrealized gain on investments	1,450,622

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,202,138

(a)	Net of foreign withholding taxes of $6,268.

See Notes to Financial Statements.

34

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$751,516	$1,409,333
Net realized gain from security and foreign currency-related transactions	5,847,929	8,666,403
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(4,397,307)	7,762,603

Net increase in net assets resulting from operations	2,202,138	17,838,339
Dividends to shareholders from net investment income:
Class A Shares	(339,187)	(580,202)
Class B Shares	(41,060)	(64,565)
Class C Shares	(47,761)	(69,176)
Class K Shares	(70,827)	(131,592)
Class R Shares	(15)	(23)
Class Y Shares	(271,755)	(505,438)
Distributions to shareholders from net realized gains:
Class A Shares	(5,239,831)	(1,130,902)
Class B Shares	(1,540,235)	(395,421)
Class C Shares	(1,788,130)	(395,188)
Class K Shares	(1,093,469)	(268,872)
Class R Shares	(284)	(56)
Class Y Shares	(3,479,098)	(808,241)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	3,292,489	(2,063,311)
Class B Shares	366,022	(7,004,913)
Class C Shares	1,064,725	(1,835,287)
Class K Shares	385,829	(1,655,180)
Class R Shares	300	79
Class Y Shares	2,763,931	(1,364,247)
Short-term trading fees	174	12,775

Net decrease in net assets	(3,836,044)	(421,421)
NET ASSETS:
Beginning of period	132,251,457	132,672,878

End of period	$128,415,413	$132,251,457

Accumulated distributions in excess of net investment income	$(51,728)	$(32,639)

See Notes to Financial Statements.

35

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$4,886,464	$11,853,902
Issued as reinvestment of dividends and distributions	4,050,141	1,220,325
Redeemed	(5,644,116)	(15,137,538)

Net increase/(decrease)	$3,292,489	$(2,063,311)

Class B Shares:
Sold	$678,145	$1,252,125
Issued as reinvestment of dividends and distributions	1,231,098	350,556
Redeemed*	(1,543,221)	(8,607,594)

Net increase/(decrease)	$366,022	$(7,004,913)

Class C Shares:
Sold	$1,453,622	$1,841,634
Issued as reinvestment of dividends and distributions	1,111,985	295,336
Redeemed	(1,500,882)	(3,972,257)

Net increase/(decrease)	$1,064,725	$(1,835,287)

Class K Shares:
Sold	$841,877	$1,976,102
Issued as reinvestment of dividends and distributions	1,159,994	399,184
Redeemed	(1,616,042)	(4,030,466)

Net increase/(decrease)	$385,829	$(1,655,180)

Class R Shares:
Sold	$—	$75
Issued as reinvestment of dividends and distributions	300	79
Redeemed	—	(75)

Net increase	$300	$79

Class Y Shares:
Sold	$5,128,323	$6,209,372
Issued as reinvestment of dividends and distributions	3,663,058	1,300,779
Redeemed	(6,027,450)	(8,874,398)

Net increase/(decrease)	$2,763,931	$(1,364,247)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

36

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	376,955	935,854
Issued as reinvestment of dividends and distributions	319,814	96,717
Redeemed	(429,587)	(1,190,973)

Net increase/(decrease)	267,182	(158,402)

Class B Shares:
Sold	52,859	100,098
Issued as reinvestment of dividends and distributions	98,212	28,249
Redeemed*	(118,428)	(694,237)

Net increase/(decrease)	32,643	(565,890)

Class C Shares:
Sold	113,126	146,299
Issued as reinvestment of dividends and distributions	88,301	23,671
Redeemed	(114,728)	(313,431)

Net increase/(decrease)	86,699	(143,461)

Class K Shares:
Sold	65,099	158,190
Issued as reinvestment of dividends and distributions	92,175	31,834
Redeemed	(126,038)	(314,538)

Net increase/(decrease)	31,236	(124,514)

Class R Shares:
Sold	—	6
Issued as reinvestment of dividends and distributions	24	6
Redeemed	—	(6)

Net increase	24	6

Class Y Shares:
Sold	394,317	488,696
Issued as reinvestment of dividends and distributions	291,438	103,515
Redeemed	(445,495)	(685,078)

Net increase/(decrease)	240,260	(92,867)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

37

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$13.49		$12.19	$11.51	$10.64	$9.38	$9.22

Income/(loss) from investment operations:
Net investment income	0.09		0.15	0.14	0.11	0.08	0.09
Net realized and unrealized gain on investments	0.15		1.58	0.68	0.87	1.25	0.17

Total from investment operations	0.24		1.73	0.82	0.98	1.33	0.26

Less distributions:
Dividends from net investment income	(0.09)		(0.15)	(0.14)	(0.11)	(0.07)	(0.10)
Distributions from net realized gains	(1.36)		(0.28)	—	—	—	—

Total distributions	(1.45)		(0.43)	(0.14)	(0.11)	(0.07)	(0.10)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$12.28		$13.49	$12.19	$11.51	$10.64	$9.38

Total return(d)	1.71%		14.48%	7.18%	9.24%	14.16%	2.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$50,849		$52,241	$49,144	$41,806	$36,742	$26,766
Ratio of operating expenses to average net assets	1.62	%(e)	1.54%	1.51%	1.47%	1.54%	1.57%
Ratio of net investment income to average net assets	1.29	%(e)	1.20%	1.14%	1.03%	0.76%	1.07%
Portfolio turnover rate	63%		52%	55%	75%	65%	61%
Ratio of operating expenses to average net assets without expense reimbursements	1.62	%(e)	1.54%	1.51%	1.47%	1.55%	1.58%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on April 30, 1993 and June 21, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

38

B Shares
Period Ended		Year	Year	Year	Year		Year
12/31/07(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)		6/30/03(b)

$13.35		$12.07	$11.40	$10.53	$9.30		$9.15

0.04		0.05	0.04	0.03	0.00	(c)	0.03

0.15		1.56	0.68	0.87	1.23		0.15

0.19		1.61	0.72	0.90	1.23		0.18

(0.04)		(0.05)	(0.05)	(0.03)	(0.00	)(c)	(0.03)

(1.36)		(0.28)	—	—	—		—

(1.40)		(0.33)	(0.05)	(0.03)	0.00	(c)	(0.03)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—		—

$12.14		$13.35	$12.07	$11.40	$10.53		$9.30

1.33%		13.60%	6.36%	8.53%	13.26%		2.00%

$14,556		$15,567	$20,901	$35,462	$42,565		$39,406

2.37	%(e)	2.28%	2.26%	2.22%	2.29%		2.32%

0.54	%(e)	0.44%	0.36%	0.27%	0.01%		0.32%
63%		52%	55%	75%	65%		61%

2.37	%(e)	2.28%	2.26%	2.22%	2.30%		2.33%

See Notes to Financial Statements.

39

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/07(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)		6/30/03(b)

Net asset value, beginning of period	$13.40		$12.12	$11.45	$10.58	$9.34		$9.19

Income/(loss) from investment operations:
Net investment income	0.04		0.06	0.05	0.03	0.00	(c)	0.03
Net realized and unrealized gain on investments	0.16		1.55	0.67	0.87	1.24		0.15

Total from investment operations	0.20		1.61	0.72	0.90	1.24		0.18

Less distributions:
Dividends from net investment income	(0.04)		(0.05)	(0.05)	(0.03)	(0.00	)(c)	(0.03)
Distributions from net realized gains	(1.36)		(0.28)	—	—	—		—

Total distributions	(1.40)		(0.33)	(0.05)	(0.03)	0.00	(c)	(0.03)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—		—

Net asset value, end of period	$12.20		$13.40	$12.12	$11.45	$10.58		$9.34

Total return(d)	1.40%		13.54%	6.34%	8.49%	13.31%		1.99%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,094		$17,622	$17,667	$18,443	$17,580		$15,445
Ratio of operating expenses to average net assets	2.37	%(e)	2.28%	2.26%	2.22%	2.29%		2.32%
Ratio of net investment income to average net assets	0.54	%(e)	0.44%	0.38%	0.28%	0.01%		0.32%
Portfolio turnover rate	63%		52%	55%	75%	65%		61%
Ratio of operating expenses to average net assets without expense reimbursements	2.37	%(e)	2.28%	2.26%	2.22%	2.30%		2.33%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 24, 1996 and April 16, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

40

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$13.41		$12.12	$11.45	$10.58	$9.33	$9.17

0.09		0.15	0.14	0.11	0.08	0.09

0.15		1.57	0.67	0.87	1.24	0.17

0.24		1.72	0.81	0.98	1.32	0.26

(0.09)		(0.15)	(0.14)	(0.11)	(0.07)	(0.10)

(1.36)		(0.28)	—	—	—	—

(1.45)		(0.43)	(0.14)	(0.11)	(0.07)	(0.10)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$12.20		$13.41	$12.12	$11.45	$10.58	$9.33

1.80%		14.48%	7.13%	9.29%	14.13%	2.76%

$10,277		$10,875	$11,340	$11,153	$11,769	$11,571

1.62	%(e)	1.53%	1.51%	1.47%	1.54%	1.57%

1.29	%(e)	1.18%	1.13%	1.02%	0.76%	1.07%
63%		52%	55%	75%	65%	61%

1.62	%(e)	1.53%	1.51%	1.47%	1.55%	1.58%

See Notes to Financial Statements.

41

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year	Period
	12/31/07(b)		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$13.49		$12.19	$11.52	$10.32

Income/(loss) from investment operations:
Net investment income	0.06		0.12	0.11	0.08
Net realized and unrealized gain on investments	0.16		1.58	0.67	1.21

Total from investment operations	0.22		1.70	0.78	1.29

Less distributions:
Dividends from net investment income	(0.07)		(0.12)	(0.11)	(0.09)
Distributions from net realized gains	(1.36)		(0.28)	—	—

Total distributions	(1.43)		(0.40)	(0.11)	(0.09)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$12.28		$13.49	$12.19	$11.52

Total return(d)	1.58%		14.19%	6.92%	12.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3		$3	$2	$2
Ratio of operating expenses to average net assets	1.89	%(e)	1.78%	1.74%	1.72	%(e)
Ratio of net investment income to average net assets	0.94	%(e)	0.92%	0.98%	0.81	%(e)
Portfolio turnover rate	63%		52%	55%	75%
Ratio of operating expenses to average net assets without expense reimbursements	1.89	%(e)	1.78%	1.74%	1.72	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and April 13, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

42

Y Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$13.41		$12.13	$11.46	$10.58	$9.33	$9.18

0.10		0.18	0.17	0.14	0.10	0.11
0.15		1.56	0.67	0.88	1.24	0.16

0.25		1.74	0.84	1.02	1.34	0.27

(0.10)		(0.18)	(0.17)	(0.14)	(0.09)	(0.12)
(1.36)		(0.28)	—	—	—	—

(1.46)		(0.46)	(0.17)	(0.14)	(0.09)	(0.12)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$12.20		$13.41	$12.13	$11.46	$10.58	$9.33

1.94%		14.67%	7.40%	9.66%	14.41%	3.02%

$35,636		$35,944	$33,618	$27,733	$20,230	$13,238
1.37	%(e)	1.28%	1.26%	1.22%	1.29%	1.32%
1.53	%(e)	1.44%	1.39%	1.29%	1.01%	1.32%
63%		52%	55%	75%	65%	61%

1.37	%(e)	1.28%	1.26%	1.22%	1.30%	1.33%

See Notes to Financial Statements.

43

[This Page Intentionally Left Blank]

44

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Asset Allocation Fund — Balanced (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide an attractive investment return through a combination of long-term growth of capital and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

45

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on

46

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

investment securities, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may

47

Munder Asset Allocation Fund — Balanced
 Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders.

48

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $99,327 before payment of sub-administration fees and $64,781 after payment of sub-administration fees for its administrative services to the Fund. During the

49

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

period ended December 31, 2007, the Fund paid an annual effective rate of 0.1537% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $40 in advisory fees before waivers and expense reimbursements ($2 after waivers and expense reimbursements) and $16 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted

50

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

No payments are made under the Plan with regard to Class Y Shares.

5. Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $64,243,343 and $71,331,913, respectively, for the period ended December 31, 2007. For the period ended December 31, 2007, cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $14,703,094 and $14,336,046, respectively.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $20,204,741, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,179,548 and net appreciation for financial reporting purposes was $18,025,193. At December 31, 2007, aggregate cost for financial reporting purposes was $137,184,701.

6. Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not

51

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $592.

7. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses, distribution redesignations, and premium amortization were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(61,352)	$61,352

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2007 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2007	$1,350,996	$2,998,680	$4,349,676

52

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long Term	Unrealized
Income	Capital Gains	Appreciation	Total

$1,686,465	$5,575,737	$21,929,434	$29,191,636

The differences between book and tax distributable earnings are primarily due to wash sales, real estate trust basis adjustments, premium amortization accruals and deferred trustees’ fees.

9. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

53

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBLNC1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. A significant portion of the Fund is invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly in periods of declining interest rates. The Fund also invests in Yankee securities (i.e., dollar-denominated securities of foreign issuers), which involve additional risks due to foreign economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Krushena and Peter Root

The Fund earned a 3.59% return for the six months ended December 31, 2007, compared to the 5.93% return for the Lehman Brothers Aggregate Bond Index and the 4.07% median return for the Lipper universe of corporate debt A-rated funds.

The Fund benefited from a positive market environment for bond investors in general, but underperformed its Lehman Brothers benchmark. Overall, the sector weights of the Fund had a negative impact on relative performance, with the positive impact of underweights in AAA-rated corporate bonds and mortgage-backed securities offset by the negative impact of an underweight in U.S. Treasuries and overweights in A- and BBB-rated corporate bonds and in asset-backed securities. Issue selection also had a negative impact on returns, largely because of exposure to subprime lending through credit default swap contracts on Residential Capital, LLC bonds. These positions were reduced in November.

During the six-month period, the Fund continued to move to a bullet maturity structure, with the targeted maturity reached through a combination of shorter-term and longer-term securities. The maturity structure of the Fund had little impact on the Fund’s relative performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of corporate debt A-rated funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,034.70	$6.70	1.31%
Class B	$1,000.00	$1,030.90	$10.52	2.06%
Class C	$1,000.00	$1,030.70	$10.52	2.06%
Class K	$1,000.00	$1,034.70	$6.70	1.31%
Class Y	$1,000.00	$1,035.90	$5.42	1.06%

Hypothetical
Class A	$1,000.00	$1,018.55	$6.65	1.31%
Class B	$1,000.00	$1,014.78	$10.43	2.06%
Class C	$1,000.00	$1,014.78	$10.43	2.06%
Class K	$1,000.00	$1,018.55	$6.65	1.31%
Class Y	$1,000.00	$1,019.81	$5.38	1.06%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 7.2%
Auto Loan — 1.8%
$1,000,000	DaimlerChrysler Auto Trust, Series 2007-A, Class A4, 5.280% due 03/08/2013	$1,011,824
430,312	WFS Financial Owner Trust, Series 2004-3, Class A4, 3.930% due 02/17/2012	428,671

		1,440,495

Credit Card — 1.4%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.578% due 03/15/2011 (c)	1,005,767
120,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	129,327

		1,135,094

Home Equity Loans — 0.5%
529,735	Countrywide Inc., Series 2003-BC6, Class M5, 7.065% due 04/25/2033 (c)	202,050
163,237	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Class A1, 5.155% due 03/25/2033 (c)	160,122

		362,172

Time Share Receivables — 0.4%
368,257	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (d),(e),(f)	357,836

Utilities — 1.3%
1,000,000	AEP Texas Central Transition Funding, Series 2006-A, Class A2, 4.980% due 07/01/2015	1,007,242

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Other — 1.8%
$784,086	American General, Series 2000-1A, Class B1, 144A, 6.673% due 08/24/2012 (c),(d),(e),(g),(i)	$780,166
700,000	ELM BV, 144A, YNK, 20.926% due 06/20/2013 (c),(d),(e),(h),(i)	311,150
410,000	Morgan Stanley Capital I, Series 2005-HE2, Class M2, 5.305% due 01/25/2035 (c)	369,284

		1,460,600

TOTAL ASSET-BACKED SECURITIES
(Cost $6,474,920)		5,763,439

CORPORATE BONDS AND NOTES — 32.7%
Financials — 16.7%
1,000,000	Aegon Funding Corp., 5.750% due 12/15/2020	957,088
916,000	Allied Capital Corporation, 6.625% due 07/15/2011	921,539
1,500,000	Bank of New York Company, Inc., (becomes variable March 2008), 3.400% due 03/15/2013	1,491,262
560,000	Cincinnati Financial Corp., 6.125% due 11/01/2034	534,916

40,000	Citigroup, Inc., 6.000% due 08/15/2017	40,810
400,000	Countrywide Home Loans, Inc., Series H, MTN, 6.250% due 04/15/2009	311,396
930,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	908,719
465,000	Ford Motor Credit Company, 5.800% due 01/12/2009	441,376
500,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	493,805
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,150,974
1,250,000	Merrill Lynch & Co., Inc., 6.050% due 08/15/2012	1,273,994
1,250,000	National Rural Utilities Cooperative Finance Corporation, 4.375% due 10/01/2010 (a)	1,246,638

See Notes to Financial Statements.

2

Principal
Amount		Value

Financials (Continued)
$700,000	Simon Property Group LP, 5.750% due 05/01/2012	$704,187
750,000	SLM Corp., MTN, 3.950% due 08/15/2008	731,904
1,000,000	Stancorp Financial Group, 6.900% due 05/29/2067	941,700
820,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	775,021
525,000	Wells Fargo Bank, 4.750% due 02/09/2015	501,436

		13,426,765

Industrials — 15.1%
470,000	Allied Waste North America, Inc., 6.375% due 04/15/2011	465,300
1,000,000	American Standard, Inc., 7.375% due 02/01/2008 (a)	1,001,193
800,000	AstraZeneca PLC, 5.400% due 09/15/2012	827,078
570,000	Becton Dickinson & Co., 6.700% due 08/01/2028 (a)	602,159
1,000,000	Centex Corp., 6.500% due 05/01/2016 (a)	888,774
1,000,000	Coca-Cola Enterprises, Inc., 8.500% due 02/01/2022	1,253,927
450,000	Corporacion Andina de Fomento, YNK, 5.125% due 05/05/2015	434,783
500,000	General Motors Corporation, 7.200% due 01/15/2011 (a)	460,000
1,500,000	Home Depot Inc., 5.875% due 12/16/2036	1,265,851
750,000	Pinnacle Entertainment, 8.250% due 03/15/2012	757,500
400,000	Swift Energy Co., 7.625% due 07/15/2011 (a)	402,000
500,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	519,913
2,000,000	Wal-Mart Stores, Inc., 5.800% due 02/15/2018 (a)	2,064,750

See Notes to Financial Statements.

3

Munder Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
$750,000	Waste Management Inc., 6.875% due 05/15/2009	$769,999
500,000	Westlake Chemical Corp., 6.625% due 01/15/2016	472,500

		12,185,727

Utilities — 0.9%
600,000	AmerenEnergy Generating Company, Series F, 7.950% due 06/01/2032	684,559

TOTAL CORPORATE BONDS AND NOTES
(Cost $26,857,911)		26,297,051

MORTGAGE-BACKED SECURITIES — 45.3%
Collateralized Mortgage Obligations (CMO) – Agency — 9.7%
	FHLMC:
134,916	Series 1531, Class M, 6.000% due 06/15/2008 (b)	134,690
464,923	Series 1603, Class J, 6.500% due 07/15/2023 (b)	470,831
18,740	Series 2132, Class PD, 6.000% due 11/15/2027	18,780
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,405,354
725,000	Series 2764, Class QD, 5.000% due 02/15/2029 (b)	725,984
600,000	Series 2780, Class LC, 5.000% due 07/15/2027 (b)	603,149
1,300,000	Series 2802 Class NC, 5.000% due 05/15/2028 (b)	1,309,160
800,000	Series 3098, Class PC, 5.000% due 03/15/2029	803,448
140,882	Series 3164, Class NA, 6.000% due 02/15/2027	142,942
113,588	Series T-7, Class A6, 7.030% due 08/25/2028 (b)	113,183
	FNMA:
265,134	Series 1990-5, Class J,
	8.200% due 01/25/2020 (b)	288,557

See Notes to Financial Statements.

4

Principal
Amount		Value

Collateralized Mortgage Obligations (Continued)
$1,600,000	Series 1994-60, Class PJ,
	7.000% due 04/25/2024	$1,706,607
135,514	Series 1996-28, Class PJ,
	6.500% due 12/25/2024 (b)	135,246

		7,857,931

Commercial Mortgage-Backed Securities — 3.1%
1,128,151	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	1,137,669
500,000	First Union National Bank – Chase Commercial Mortgage, Series 1999-C2, Class C, 6.944% due 06/15/2031	512,760
675,000	GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2, 4.353% due 06/10/2048	666,682
150,000	Park Place Securities Inc., Series 2005-WCH1, Class M2, 5.385% due 01/25/2036 (c)	131,184

		2,448,295

Mortgage Pass-Through Securities — 32.5%
	FHLMC:
632,787	Pool #1B2506, Non-Gold,
	5.157% due 01/01/2036 (b),(c)	635,321
96,688	Pool #A01048, Gold,
	8.500% due 02/01/2020 (b)	103,443
2,934,929	Pool #A63820, Gold,
	6.000% due 08/01/2037	2,978,758
876,111	Pool #C01501, Gold,
	5.500% due 03/01/2033 (b)	875,860
136,723	Pool #C30261,
	7.500% due 08/01/2029 (b)	146,263
1,621	Pool #E62394,
	7.500% due 09/01/2010	1,652
69,365	Pool #G00479, Gold,
	9.000% due 04/01/2025	75,238

See Notes to Financial Statements.

5

Munder Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Mortgage Pass-Through Securities (Continued)
	FNMA:
$13,095	Pool #081585,
	11.500% due 07/01/2012	$13,861
283,456	Pool #100081,
	11.500% due 08/20/2016 (b)	323,681
3,000,000	Pool #257043,
	6.000% due 01/01/2038	3,046,676
131,037	Pool #303105,
	11.000% due 11/01/2020 (b)	150,773
1,777,917	Pool #386314,
	3.790% due 07/01/2013	1,713,752
590,346	Pool #725495,
	4.850% due 02/01/2034 (b),(c)	586,404
2,094,383	Pool #735060,
	6.000% due 11/01/2034	2,129,689
1,283,356	Pool #745275,
	5.000% due 02/01/2036	1,252,905
607,108	Pool #767413,
	5.500% due 01/01/2034	607,142
1,385,984	Pool #776836,
	6.500% due 08/01/2034	1,428,518
538,374	Pool #788520,
	5.500% due 07/01/2034	538,404
422,759	Pool #788908,
	6.000% due 08/01/2034 (b)	429,885
1,740,812	Pool #897791,
	6.000% due 09/01/2036	1,768,132
531,638	Pool #906281,
	5.511% due 01/01/2037 (c),(i)	536,145
918,353	Pool #918160,
	5.500% due 05/01/2022	930,267
946,580	Pool #928206,
	6.000% due 04/01/2037	961,307
1,950,272	Pool #938199,
	6.500% due 07/01/2037	2,004,754
2,000,000	Pool #954165,
	6.000% due 01/01/2038	2,031,118
699,255	Pool #956918,
	5.500% due 11/01/2037	698,467

See Notes to Financial Statements.

6

Principal
Amount		Value

Mortgage Pass-Through Securities (Continued)
	GNMA:
$145,342	Pool #627907,
	5.000% due 02/15/2034 (b)	$143,264
66,375	Pool #780584,
	7.000% due 06/15/2027	70,503

		26,182,182

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $36,108,918)		36,488,408

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Government Sponsored Enterprises (GSE) — 3.4%
	FHLB:
200,000	5.125% due 08/14/2013 (a)	210,816
500,000	5.500% due 08/13/2014	538,916
1,000,000	FHLMC, 6.250% due 07/15/2032 (a)	1,191,482
800,000	FNMA, 5.000% due 05/11/2017 (a),(b)	828,447

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,628,805)		2,769,661

U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bonds — 2.2%
250,000	6.250% due 05/15/2030 (a)	311,992
1,140,000	6.500% due 11/15/2026 (a)	1,426,514

		1,738,506

U.S. Treasury Notes — 6.0%
1,000,000	3.375% due 11/30/2012 (a)	996,641
450,000	4.125% due 05/15/2015 (a)	458,824
1,500,000	4.250% due 11/15/2017 (a)	1,526,133
700,000	4.500% due 02/15/2036 (a)	703,555
1,130,000	4.625% due 07/31/2012 (a)	1,186,500

		4,871,653

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,475,748)		6,610,159

See Notes to Financial Statements.

7

Munder Bond Fund
 Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
(Cost $998,343)
Government — 1.2%
$1,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	$991,439

COLLATERAL FOR SECURITIES ON LOAN — 17.4%
(Cost $13,997,960)
13,997,960	State Street Navigator Securities Trust – Prime Portfolio (j)	13,997,960

TOTAL INVESTMENTS
(Cost $93,542,605)	115.4%	92,918,117
OTHER ASSETS AND LIABILITIES (Net)	(15.4)	(12,385,875)

NET ASSETS	100.0%	$80,532,242

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, is designated on the Fund’s books as collateral for futures contracts and/or credit default swaps.

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2007.

(d)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(g)	Security subject to restrictions on resale that has been deemed by the Pricing Committee to be liquid.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $311,150, 0.4% of net assets.

Security	Acquisition Date	Cost

ELM BV, 144A, YNK, 20.926% due 06/20/2013	06/13/2006	$700,000

(i)	Fair valued security as of December 31, 2007, (see Notes to Financial Statements, Note 2). At December 31, 2007, these securities represent $1,627,461, 2.0% of net assets.

(j)	At December 31, 2007, the market value of securities on loan is $13,784,883.

See Notes to Financial Statements.

8

OPEN CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT DECEMBER 31, 2007

			Fixed Payments	Unrealized
Swap Counterparty/	Notional	Termination	Received/(Paid)	Appreciation/
Referenced Debt	Amount	Date	per Annum	(Depreciation)

Swaps Purchased:
Bank of America
Centex Corp. 6.500% due 05/01/2016	$1,000,000	6/20/2016	(0.84)%	$137,362
Residential Capital, LLC 6.500% due 05/01/2016	1,500,000	6/20/2017	(1.96)%	521,406
Swaps Sold:
Bank of America
Residential Capital, LLC 6.500% due 04/17/2013	2,400,000	6/20/2012	1.60%	(824,127)

				$(165,359)

ABBREVIATIONS:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
YNK	— Yankee Security

See Notes to Financial Statements.

9

Munder Bond Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule*	$92,918,117
Interest receivable	795,544
Dividends receivable	7,874
Receivable for investment securities sold	14,448
Receivable for Fund shares sold	1,008,832
Deposits with brokers for credit default swap contracts	300,000
Deposits with brokers for futures contracts	54,384
Variation margin receivable on open futures contracts	27,357
Prepaid expenses and other assets	42,333

Total Assets	95,168,889

LIABILITIES:
Custodian overdraft payable	213,623
Payable for Fund shares redeemed	111,172
Payable upon return of securities loaned	13,997,960
Unrealized depreciation on credit default swap contracts	165,359
Trustees’ fees and expenses payable	66,852
Transfer agency/record keeping fees payable	27,649
Administration fees payable	11,061
Custody fees payable	6,617
Distribution and shareholder servicing fees payable — Class A, B and C Shares	6,374
Shareholder servicing fees payable — Class K Shares	5,406
Investment advisory fees payable	1,111
Accrued expenses and other payables	23,463

Total Liabilities	14,636,647

NET ASSETS	$80,532,242

Investments, at cost	$93,542,605

*	Including $13,784,883 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(12,510)
Accumulated net realized loss on investments sold	(12,352,535)
Net unrealized depreciation of investments	(771,177)
Paid-in capital	93,668,464

$80,532,242

NET ASSETS:
Class A Shares	$10,481,696

Class B Shares	$3,136,883

Class C Shares	$2,096,725

Class K Shares	$25,288,857

Class Y Shares	$39,528,081

SHARES OUTSTANDING:
Class A Shares	1,125,958

Class B Shares	336,991

Class C Shares	223,977

Class K Shares	2,713,772

Class Y Shares	4,240,057

CLASS A SHARES:
Net asset value and redemption price per share	$9.31

Maximum sales charge	4.00%
Maximum offering price per share	$9.70

CLASS B SHARES:
Net asset value and offering price per share*	$9.31

CLASS C SHARES:
Net asset value and offering price per share*	$9.36

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.32

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.32

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Bond Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$2,257,075
Dividends on securities of affiliated company	106,736
Securities lending, net of borrower rebates	16,556

Total Investment Income	2,380,367

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	12,608
Class B Shares	15,728
Class C Shares	9,029
Shareholder servicing fees:
Class K Shares	32,725
Investment advisory fees	202,235
Administration fees	65,906
Transfer agency/record keeping fees	46,466
Registration and filing fees	30,136
Legal and audit fees	22,503
Custody fees	19,972
Trustees’ fees and expenses	12,823
Other	28,292

Total Expenses	498,423

NET INVESTMENT INCOME	1,881,944

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	388,357
Futures contracts	172,505
Credit default swap contracts	354
Net change in unrealized appreciation/(depreciation) of:
Securities	539,941
Futures contracts	(209)
Credit default swap contracts	(240,583)

Net realized and unrealized gain on investments	860,365

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,742,309

See Notes to Financial Statements.

12

Munder Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$1,881,944	$3,861,961
Net realized gain from security transactions, futures contracts and credit default swap contracts	561,216	964,402
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and credit default swap contracts	299,149	(54,148)

Net increase in net assets resulting from operations	2,742,309	4,772,215
Dividends to shareholders from net investment income:
Class A Shares	(264,848)	(560,677)
Class B Shares	(71,397)	(138,571)
Class C Shares	(41,414)	(68,650)
Class K Shares	(690,976)	(1,417,256)
Class Y Shares	(1,065,346)	(1,872,100)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(68,228)	(3,764,403)
Class B Shares	(252,486)	(482,573)
Class C Shares	401,791	45,263
Class K Shares	(1,890,823)	(6,462,706)
Class Y Shares	(8,451,328)	24,703,072

Net increase/(decrease) in net assets	(9,652,746)	14,753,614
NET ASSETS:
Beginning of period	90,184,988	75,431,374

End of period	$80,532,242	$90,184,988

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(12,510)	$239,527

See Notes to Financial Statements.

13

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$1,629,293	$2,665,502
Issued as reinvestment of dividends	174,666	358,099
Redeemed	(1,872,187)	(6,788,004)

Net decrease	$(68,228)	$(3,764,403)

Class B Shares:
Sold	$483,580	$801,395
Issued as reinvestment of dividends	37,625	67,768
Redeemed*	(773,691)	(1,351,736)

Net decrease	$(252,486)	$(482,573)

Class C Shares:
Sold	$1,124,715	$1,044,002
Issued as reinvestment of dividends	16,744	33,584
Redeemed	(739,668)	(1,032,323)

Net increase	$401,791	$45,263

Class K Shares:
Sold	$2,680,467	$3,186,824
Issued as reinvestment of dividends	242,108	546,580
Redeemed	(4,813,398)	(10,196,110)

Net decrease	$(1,890,823)	$(6,462,706)

Class Y Shares:
Sold	$3,182,609	$28,630,235
Issued as reinvestment of dividends	414,340	1,151,036
Redeemed	(12,048,277)	(5,078,199)

Net increase/(decrease)	$(8,451,328)	$24,703,072

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	175,513	285,360
Issued as reinvestment of dividends	18,881	38,441
Redeemed	(201,579)	(729,560)

Net decrease	(7,185)	(405,759)

Class B Shares:
Sold	52,110	85,788
Issued as reinvestment of dividends	4,068	7,274
Redeemed*	(83,668)	(145,424)

Net decrease	(27,490)	(52,362)

Class C Shares:
Sold	120,429	110,704
Issued as reinvestment of dividends	1,800	3,583
Redeemed	(79,347)	(109,787)

Net increase	42,882	4,500

Class K Shares:
Sold	287,820	340,838
Issued as reinvestment of dividends	26,138	58,621
Redeemed	(518,646)	(1,091,479)

Net decrease	(204,688)	(692,020)

Class Y Shares:
Sold	342,865	3,058,400
Issued as reinvestment of dividends	44,720	123,374
Redeemed	(1,302,158)	(546,233)

Net increase/(decrease)	(914,573)	2,635,541

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

15

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.24		$9.12	$9.65	$9.47	$9.89	$9.34

Income/(loss) from investment operations:
Net investment income	0.21		0.42	0.35	0.33	0.35	0.40
Net realized and unrealized gain/(loss) on investments	0.11		0.14	(0.48)	0.26	(0.37)	0.60

Total from investment operations	0.32		0.56	(0.13)	0.59	(0.02)	1.00

Less distributions:
Dividends from net investment income	(0.25)		(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

Total distributions	(0.25)		(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

Net asset value, end of period	$9.31		$9.24	$9.12	$9.65	$9.47	$9.89

Total return(c)	3.47%		6.24%	(1.41)%	6.33%	(0.24)%	10.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,482		$10,468	$14,038	$5,239	$4,117	$5,019
Ratio of operating expenses to average net assets	1.31	%(d)	1.28%	1.33%	1.42%	1.25%	1.10%
Ratio of net investment income to average net assets	4.57	%(d)	4.55%	3.77%	3.39%	3.67%	4.14%
Portfolio turnover rate	107	%(e)	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense reimbursements	1.31	%(d)	1.28%	1.33%	1.42%	1.25%	1.10%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 9, 1992 and March 13, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Annualized.

(e)	The portfolio turnover rate including mortgage dollar roll transactions was 131% for the period ended December 31, 2007.

See Notes to Financial Statements.

16

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$9.24		$9.12	$9.65	$9.48	$9.89	$9.35

0.18		0.35	0.28	0.25	0.28	0.32

0.10		0.14	(0.48)	0.26	(0.37)	0.59

0.28		0.49	(0.20)	0.51	(0.09)	0.91

(0.21)		(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

(0.21)		(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

$9.31		$9.24	$9.12	$9.65	$9.48	$9.89

3.09%		5.44%	(2.15)%	5.42%	(0.87)%	9.98%

$3,137		$3,367	$3,803	$3,498	$5,522	$9,267

2.06	%(d)	2.03%	2.09%	2.17%	2.00%	1.85%

3.82	%(d)	3.80%	2.97%	2.64%	2.92%	3.39%
107	%(e)	55%	68%	79%	148%	207%

2.06	%(d)	2.03%	2.09%	2.17%	2.00%	1.85%

See Notes to Financial Statements.

17

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.29		$9.17	$9.70	$9.52	$9.94	$9.39

Income/(loss) from investment operations:
Net investment income	0.18		0.36	0.29	0.26	0.28	0.33
Net realized and unrealized gain/(loss) on investments	0.10		0.13	(0.49)	0.26	(0.38)	0.59

Total from investment operations	0.28		0.49	(0.20)	0.52	(0.10)	0.92

Less distributions:
Dividends from net investment income	(0.21)		(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

Total distributions	(0.21)		(0.37)	(0.33)	(0.34)	(0.32)	(0.37)

Net asset value, end of period	$9.36		$9.29	$9.17	$9.70	$9.52	$9.94

Total return(c)	3.07%		5.41%	(2.13)%	5.50%	(0.97)%	10.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,097		$1,682	$1,620	$523	$543	$1,036
Ratio of operating expenses to average net assets	2.06	%(d)	2.03%	2.09%	2.17%	2.00%	1.85%
Ratio of net investment income to average net assets	3.82	%(d)	3.80%	3.02%	2.64%	2.92%	3.39%
Portfolio turnover rate	107	%(e)	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense reimbursements	2.06	%(d)	2.03%	2.09%	2.17%	2.00%	1.85%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on March 25, 1996 and November 23, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Annualized.

(e)	The portfolio turnover rate including mortgage dollar roll transactions was 131% for the period ended December 31, 2007.

See Notes to Financial Statements.

18

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$9.25		$9.13	$9.66	$9.48	$9.90	$9.35

0.21		0.42	0.35	0.33	0.36	0.40

0.11		0.14	(0.48)	0.26	(0.38)	0.60

0.32		0.56	(0.13)	0.59	(0.02)	1.00

(0.25)		(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

(0.25)		(0.44)	(0.40)	(0.41)	(0.40)	(0.45)

$9.32		$9.25	$9.13	$9.66	$9.48	$9.90

3.47%		6.23%	(1.41)%	6.32%	(0.24)%	10.92%

$25,289		$26,987	$32,965	$9,786	$12,444	$40,172

1.31	%(d)	1.28%	1.34%	1.42%	1.25%	1.10%

4.58	%(d)	4.55%	3.77%	3.39%	3.67%	4.14%
107	%(e)	55%	68%	79%	148%	207%

1.31	%(d)	1.28%	1.34%	1.42%	1.25%	1.10%

See Notes to Financial Statements.

19

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.25		$9.13	$9.66	$9.49	$9.90	$9.36

Income/(loss) from investment operations:
Net investment income	0.23		0.45	0.37	0.35	0.38	0.42
Net realized and unrealized gain/(loss) on investments	0.10		0.14	(0.48)	0.25	(0.37)	0.59

Total from investment operations	0.33		0.59	(0.11)	0.60	0.01	1.01

Less distributions:
Dividends from net investment income	(0.26)		(0.47)	(0.42)	(0.43)	(0.42)	(0.47)

Total distributions	(0.26)		(0.47)	(0.42)	(0.43)	(0.42)	(0.47)

Net asset value, end of period	$9.32		$9.25	$9.13	$9.66	$9.49	$9.90

Total return(c)	3.59%		6.49%	(1.16)%	6.48%	0.12%	11.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$39,528		$47,681	$23,006	$17,622	$31,590	$45,110
Ratio of operating expenses to average net assets	1.06	%(d)	1.02%	1.11%	1.17%	1.00%	0.85%
Ratio of net investment income to average net assets	4.83	%(d)	4.81%	3.99%	3.65%	3.92%	4.39%
Portfolio turnover rate	107	%(e)	55%	68%	79%	148%	207%
Ratio of operating expenses to average net assets without expense reimbursements	1.06	%(d)	1.02%	1.11%	1.17%	1.00%	0.85%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

(e)	The portfolio turnover rate including mortgage dollar roll transactions was 131% for the period ended December 31, 2007.

See Notes to Financial Statements.

20

Munder Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide a high level of current income. Its secondary goal is capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are

21

Munder Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type.

Futures Contracts: During the period ended December 31, 2007, the Fund entered into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved

22

Munder Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Credit Default Swap Contracts: The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of generating income or hedging the risk of default on portfolio securities. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/ (depreciation) on credit default swap contracts and/or the value of securities exchanged. As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

Mortgage Dollar Rolls: The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security and simultaneously enters into an agreement with the same counterparty to buy

23

Munder Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition. Income is generated as consideration for entering into these transactions and is included in interest income in the Fund’s Statement of Operations. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has

24

Munder Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $300 million of assets, and 0.45% on assets exceeding $300 million. Prior to August 14, 2007, the Advisor was entitled to receive a fee based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion and 0.45% on assets exceeding $1 billion. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.50% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

25

Munder Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

For the period ended December 31, 2007, the Advisor earned $65,906 before payment of sub-administration fees and $42,065 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1629% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $4,173 in advisory fees before waivers and reimbursements ($251 after waivers and expense reimbursements) and $1,722 in administration fees.

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,525 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet

26

Munder Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

No payments are made under the Plan with regard to Class Y Shares.

Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $33,068 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments, U.S. government securities and mortgage dollar rolls were $8,005,671 and $10,453,519, respectively, for the period ended December 31,

27

Munder Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

2007. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $50,143,993 and $59,986,420, respectively, for the period ended December 31, 2007. Cost of purchases and proceeds from sales of mortgage dollar rolls were $64,827,500 and $57,878,438, respectively.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,099,461, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,723,949 and net depreciation for financial reporting purposes was $624,488. At December 31, 2007, aggregate cost for financial reporting purposes was $93,542,605.

At December 31, 2007, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value	Value	Unrealized
	Contracts	of Contracts	of Contracts	Appreciation

U.S. Treasury Notes, March 2008 (long position)	15	$1,684,370	$1,700,859	$16,489
U.S. Treasury Notes, March 2008 (long position)	10	$1,100,632	$1,102,813	$2,181

6. Investment Concentration

As of December 31, 2007, more than 25% of the Fund’s assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

7. Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31,

28

Munder Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $384.

8. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from paydown gains and losses, premium amortization, and credit default swap gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$209,298	$(209,298)

During the year ended June 30, 2007, dividends of $4,057,254 were paid to shareholders from ordinary income on a tax basis.

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital Loss	Unrealized
Income	Carryover	Depreciation	Total

$344,969	$(12,600,833)	$(1,458,468)	$(13,714,332)

The differences between book and tax distributable earnings are primarily due to premium amortization adjustments, wash sales, mark-to-market of futures contracts, mark-to-market and expenses of credit default swap contracts and deferred trustees’ fees.

29

Munder Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

As determined at June 30, 2007, the Fund had available for Federal income tax purposes $12,600,833 of unused capital losses of which $2,698,402, $7,929,451, $527,926, $738,710, $310,004 and $396,340 expire in 2008, 2009, 2010, 2011, 2012 and 2013, respectively.

The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $343,117.

10. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or and on the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBOND1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Cash
Investment Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Shareholder Fee Example
iv	Investment Allocation

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning
	Account	Ending	Expenses Paid	Annualized
	Value	Account Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,023.90	$2.75	0.54%
Class B	$1,000.00	$1,020.10	$6.55	1.29%
Class C	$1,000.00	$1,020.10	$6.60	1.30%
Class K	$1,000.00	$1,024.40	$2.24	0.44%
Class Y	$1,000.00	$1,025.20	$1.48	0.29%

Hypothetical
Class A	$1,000.00	$1,022.42	$2.75	0.54%
Class B	$1,000.00	$1,018.65	$6.55	1.29%
Class C	$1,000.00	$1,018.60	$6.60	1.30%
Class K	$1,000.00	$1,022.92	$2.24	0.44%
Class Y	$1,000.00	$1,023.68	$1.48	0.29%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Cash Investment Fund

Investment Allocation, December 31, 2007 (Unaudited)

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 3.3%
$15,000,000	Bank of Tokyo – Mitsubishi Limited, YNK, 4.850% due 01/22/2008	$15,000,000
15,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $30,000,000)		30,000,000

COMMERCIAL PAPER — 57.0%
15,000,000	Abbey National NA LLC, 4.570% due 01/04/2008 (a)	14,994,287
15,000,000	Amsterdam Funding Corporation, 6.150% due 01/02/2008 (a)	14,997,437
15,000,000	ANZ National Bank, YNK, 4.630% due 02/04/2008 (a)	14,934,408
15,000,000	BNP Paribas, YNK, 5.160% due 01/18/2008 (a)	14,963,450
15,629,000	Bryant Park Funding LLC, 5.300% due 01/22/2008 (a)	15,580,680
15,000,000	CAFCO LLC, 5.250% due 01/17/2008 (a)	14,965,000
15,000,000	Charta LLC, 4.900% due 01/08/2008 (a)	14,985,708
15,000,000	Cit Group Inc., 5.500% due 01/16/2008 (a)	14,965,625
15,000,000	CRC Funding LLC, 5.130% due 01/10/2008 (a)	14,980,762
15,000,000	Crown Point Capital Company, LLC, 5.250% due 01/10/2008 (a)	14,980,313
15,000,000	DaimlerChrysler NA Holding Corporation, 4.900% due 01/10/2008 (a)	14,981,625
15,000,000	Dexia Delaware LLC, 4.800% due 01/11/2008 (a)	14,980,000
15,000,000	Edison Asset Securitization LLC, 4.610% due 01/28/2008 (a)	14,948,138
15,000,000	Fcar Owner Trust, Series II, 6.030% due 01/25/2008 (a)	14,939,700
15,000,000	Greenwich Capital Holdings, Inc., 4.840% due 04/15/2008 (a)	14,788,250
15,000,000	ING U.S. Funding Corporation, 4.950% due 01/28/2008 (a)	14,944,313

See Notes to Financial Statements.

1

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$15,000,000	International Lease Finance Corporation, 4.750% due 02/01/2008 (a)	$14,938,646
15,000,000	Intesa Funding, 5.100% due 01/04/2008 (a)	14,993,625
15,000,000	Kittyhawk Funding Corporation, 4.900% due 02/12/2008 (a)	14,914,250
15,000,000	Lehman Brothers Holdings, Inc., 4.250% due 01/02/2008 (a)	14,998,229
15,000,000	Lexington Parker Capital Company, LLC, 4.920% due 02/05/2008 (a)	14,928,250
15,000,000	Macquarie Bank Limited, YNK, 5.259% due 07/11/2008 (b)	15,000,000
15,000,000	Nestle Capital, 4.470% due 02/19/2008 (a)	14,908,738
20,000,000	New Center Asset Trust, 4.600% due 01/02/2008 (a)	19,997,444
15,000,000	Park Avenue Receivables Corporation, 4.800% due 01/23/2008 (a)	14,956,000
15,000,000	Ranger Funding Company LLC, 4.960% due 01/07/2008 (a)	14,987,600
15,000,000	Skandinaviska Enskilda Banken AB, YNK, 5.030% due 01/22/2008 (a)	14,955,988
15,000,000	Societe Generale North America, YNK, 5.060% due 02/12/2008 (a)	14,911,450
15,000,000	St. George Bank Ltd., YNK, 5.000% due 03/20/2008 (a)	14,835,417
15,000,000	Thames Asset Global Securitization, 5.500% due 01/15/2008 (a)	14,967,917
15,000,000	Thunder Bay Funding, LLC, 4.650% due 01/07/2008 (a)	14,988,375
15,000,000	Toronto Dominion Holdings, 4.920% due 02/21/2008 (a)	14,895,450
10,000,000	UBS Finance (Delaware) LLC, YNK, 5.410% due 01/14/2008 (a)	9,980,464
15,000,000	Victory Receivables Corporation, 5.150% due 02/19/2008 (a)	14,894,854

TOTAL COMMERCIAL PAPER
(Cost $508,982,393)		508,982,393

See Notes to Financial Statements.

2

Principal
Amount		Value

CORPORATE BONDS AND NOTES — 14.6%
$15,000,000	American Honda Finance Corp., MTN, 144A, 5.166% due 09/18/2008 (b),(c),(d),(e)	$15,000,000
15,000,000	Bank of America, NA, 4.710% due 03/07/2008	15,000,000
15,000,000	CC USA, Inc., MTN, 144A, 4.795% due 07/30/2008 (b),(c),(d),(e)	14,998,500
15,000,000	K2 USA LLC, MTN, 144A, 4.818% due 06/25/2008 (b),(c),(d),(e)	15,000,000
15,000,000	MBIA Global Funding LLC, 144A, 5.213% due 01/10/2008 (b),(c),(d),(e)	15,000,000
15,000,000	Merrill Lynch & Co., Inc., MTN, 4.886% due 08/22/2008 (b)	15,000,000
15,000,000	Sigma Finance Inc., MTN, 144A, 5.420% due 08/05/2008 (c),(d),(e)	15,000,000
15,000,000	Tango Finance Corp., MTN, 144A, 5.063% due 05/14/2008 (b),(c),(d),(e)	14,999,451
10,000,000	Wells Fargo Bank NA, MTN, 5.076% due 02/17/2009 (b)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $129,997,951)		129,997,951

FUNDING AGREEMENT — 2.8%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.250% due 09/29/2008 (b),(f),(g)	25,000,000

REPURCHASE AGREEMENTS — 19.1%
160,000,000	Agreement with Merrill Lynch & Co., Inc., 4.500% dated 12/31/2007, to be repurchased at $160,040,000 on 01/02/2008, collateralized by $183,521,300 FHLMC, 4.000%-6.000% having maturities from 12/15/2011-06/15/2035 (value $131,066,721), and $56,574,812 FNMA, 3.750%-6.000% having maturities from 12/25/2012-11/25/2036 (value $33,735,659)	160,000,000

See Notes to Financial Statements.

3

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENTS (Continued)
$10,611,000	Agreement with State Street Bank & Trust Company, 3.750% dated 12/31/2007, to be repurchased at $10,613,211 on 01/02/2008, collateralized by $12,000,000 U.S. Treasury Note, 2.625% maturing 03/15/2009 (value $15,000,000)	$10,611,000

TOTAL REPURCHASE AGREEMENTS
(Cost $170,611,000)		170,611,000

TOTAL INVESTMENTS
(Cost $864,591,344)	96.8%	864,591,344
OTHER ASSETS AND LIABILITIES (Net)	3.2	28,153,024

NET ASSETS	100.0%	$892,744,368

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2007.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(f)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 10% of its net assets in illiquid securities. At December 31, 2007, this security represents $25,000,000, 2.8% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.250% due 09/29/2008	09/27/2007	$25,000,000

ABBREVIATIONS:
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
YNK	— Yankee Security

See Notes to Financial Statements.

4

[This Page Intentionally Left Blank]

5

Munder Cash Investment Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$693,980,344
Repurchase agreements	170,611,000

Total Investments	864,591,344
Cash	63,496
Interest receivable	1,878,934
Receivable for Fund shares sold	28,830,875
Prepaid expenses and other assets	37,616

Total Assets	895,402,265

LIABILITIES:
Payable for Fund shares redeemed	65,531
Dividends payable	2,156,880
Transfer agency/record keeping fees payable	109,671
Shareholder servicing fees payable — Class K Shares	85,313
Trustees’ fees and expenses payable	80,903
Administration fees payable	76,071
Distribution and shareholder servicing fees payable — Class A, B and C Shares	25,900
Custody fees payable	11,503
Investment advisory fees payable	246
Accrued expenses and other payables	45,879

Total Liabilities	2,657,897

NET ASSETS	$892,744,368

Investments, at cost	$864,591,344

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$10,698
Accumulated net realized loss on investments sold	(13,470)
Paid-in capital	892,747,140

$892,744,368

NET ASSETS:
Class A Shares	$107,799,566

Class B Shares	$2,751,236

Class C Shares	$1,947,242

Class K Shares	$707,284,577

Class Y Shares	$72,961,747

SHARES OUTSTANDING:
Class A Shares	107,802,207

Class B Shares	2,752,201

Class C Shares	1,947,796

Class K Shares	707,283,602

Class Y Shares	72,964,518

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS B SHARES:
Net asset value and offering price per share*	$1.00

CLASS C SHARES:
Net asset value and offering price per share*	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Cash Investment Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$22,813,678

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	118,240
Class B Shares	12,763
Class C Shares	9,927
Shareholder servicing fees:
Class K Shares	520,841
Investment advisory fees	1,519,465
Administration fees	452,561
Transfer agency/record keeping fees	212,711
Custody fees	59,699
Legal and audit fees	32,204
Registration and filing fees	30,513
Trustees’ fees and expenses	12,405
Other	40,465

Total Expenses	3,021,794
Fees waived by Advisor	(1,085,332)

Net Expenses	1,936,462

NET INVESTMENT INCOME	20,877,216

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,877,216

See Notes to Financial Statements.

8

Munder Cash Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$20,877,216	$39,594,721

Net increase in net assets resulting from operations	20,877,216	39,594,721
Dividends to shareholders from net investment income:
Class A Shares	(2,223,530)	(3,562,150)
Class B Shares	(50,730)	(110,416)
Class C Shares	(39,584)	(69,754)
Class K Shares	(16,709,837)	(32,775,865)
Class Y Shares	(1,853,535)	(3,065,838)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	29,539,287	9,033,657
Class B Shares	381,827	(960,727)
Class C Shares	199,403	(158,965)
Class K Shares	4,498,299	92,603,268
Class Y Shares	9,246,879	3,189,203

Net increase in net assets	43,865,695	103,717,134
NET ASSETS:
Beginning of period	848,878,673	745,161,539

End of period	$892,744,368	$848,878,673

Undistributed net investment income	$10,698	$10,698

See Notes to Financial Statements.

9

Munder Cash Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity(a)

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold	$122,972,383	$215,649,909
Issued as reinvestment of dividends	2,211,884	3,530,943
Redeemed	(95,644,980)	(210,147,195)

Net increase	$29,539,287	$9,033,657

Class B Shares:
Sold	$1,543,144	$2,265,022
Issued as reinvestment of dividends	43,285	92,673
Redeemed	(1,204,602)	(3,318,422)

Net increase/(decrease)	$381,827	$(960,727)

Class C Shares:
Sold	$1,420,442	$1,605,462
Issued as reinvestment of dividends	36,939	64,283
Redeemed	(1,257,978)	(1,828,710)

Net increase/(decrease)	$199,403	$(158,965)

Class K Shares:
Sold	$256,071,374	$634,694,278
Issued as reinvestment of dividends	1,837,776	4,261,185
Redeemed	(253,410,851)	(546,352,195)

Net increase	$4,498,299	$92,603,268

Class Y Shares:
Sold	$38,002,409	$45,681,052
Issued as reinvestment of dividends	1,461,988	2,321,538
Redeemed	(30,217,518)	(44,813,387)

Net increase	$9,246,879	$3,189,203

(a)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

10

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11

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07	6/30/06	6/30/05	6/30/04	6/30/03

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.024		0.048	0.037	0.015	0.003	0.008

Total from investment operations	0.024		0.048	0.037	0.015	0.003	0.008

Less distributions:
Dividends from net investment income	(0.024)		(0.048)	(0.037)	(0.015)	(0.003)	(0.008)

Total distributions	(0.024)		(0.048)	(0.037)	(0.015)	(0.003)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(c)	2.39%		4.89%	3.71%	1.49%	0.31%	0.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$107,800		$78,260	$69,226	$76,178	$97,087	$113,956
Ratio of operating expenses to average net assets	0.54	%(d)	0.56%	0.58%	0.73%	0.81%	0.80%
Ratio of net investment income to average net assets	4.70	%(d)	4.79%	3.64%	1.45%	0.31%	0.82%
Ratio of operating expenses to average net assets without expense waivers	0.79	%(d)	0.81%	0.83%	0.82%	0.81%	0.80%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 1, 1992 and November 1, 2002, respectively.

(b)	Amount represents less than $0.0005 per share.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

(d)	Annualized.

See Notes to Financial Statements.

12

B Shares
Period Ended		Year	Year	Year	Year		Period
12/31/07		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/07	6/30/06	6/30/05	6/30/04		6/30/03

$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

0.020		0.040	0.030	0.010	0.000	(b)	0.001

0.020		0.040	0.030	0.010	0.000	(b)	0.001

(0.020)		(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

(0.020)		(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

2.01%		4.12%	3.03%	0.99%	0.01%		0.06%

$2,751		$2,369	$3,330	$9,013	$18,401		$29,030

1.29	%(d)	1.31%	1.21%	1.23%	1.11%		1.33	%(d)

3.97	%(d)	4.07%	2.84%	0.84%	0.01%		0.07	%(d)

1.54	%(d)	1.56%	1.58%	1.57%	1.56%		1.55	%(d)

See Notes to Financial Statements.

13

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year		Period
	12/31/07		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/07	6/30/06	6/30/05	6/30/04		6/30/03

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.020		0.040	0.030	0.010	0.000	(b)	0.001

Total from investment operations	0.020		0.040	0.030	0.010	0.000	(b)	0.001

Less distributions:
Dividends from net investment income	(0.020)		(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

Total distributions	(0.020)		(0.040)	(0.030)	(0.010)	(0.000	)(b)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(c)	2.01%		4.12%	3.03%	0.99%	0.01%		0.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,947		$1,748	$1,907	$1,579	$2,737		$3,273
Ratio of operating expenses to average net assets	1.30	%(d)	1.31%	1.22%	1.23%	1.11%		1.33	%(d)
Ratio of net investment income to average net assets	3.99	%(d)	4.08%	2.95%	0.87%	0.01%		0.07	%(d)
Ratio of operating expenses to average net assets without expense waivers	1.55	%(d)	1.56%	1.58%	1.57%	1.56%		1.55	%(d)

(a)	Class C Shares and Class K Shares of the Fund commenced operations on November 5, 2002 and November 23, 1992, respectively.

(b)	Amount represents less than $0.0005 per share.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charge.

(d)	Annualized.

See Notes to Financial Statements.

14

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07	6/30/06	6/30/05	6/30/04	6/30/03

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.024		0.049	0.038	0.016	0.004	0.009

0.024		0.049	0.038	0.016	0.004	0.009

(0.024)		(0.049)	(0.038)	(0.016)	(0.004)	(0.009)

(0.024)		(0.049)	(0.038)	(0.016)	(0.004)	(0.009)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

2.44%		5.00%	3.82%	1.59%	0.41%	0.92%

$707,285		$702,786	$610,174	$493,923	$537,052	$652,701

0.44	%(d)	0.46%	0.47%	0.63%	0.71%	0.70%

4.81	%(d)	4.89%	3.80%	1.58%	0.41%	0.92%

0.69	%(d)	0.71%	0.72%	0.72%	0.71%	0.70%

See Notes to Financial Statements.

15

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07	6/30/06	6/30/05	6/30/04	6/30/03

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.025		0.050	0.039	0.017	0.006	0.011

Total from investment operations	0.025		0.050	0.039	0.017	0.006	0.011

Less distributions:
Dividends from net investment income	(0.025)		(0.050)	(0.039)	(0.017)	(0.006)	(0.011)

Total distributions	(0.025)		(0.050)	(0.039)	(0.017)	(0.006)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	2.52%		5.15%	3.97%	1.75%	0.56%	1.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$72,962		$63,715	$60,525	$58,725	$137,748	$210,797
Ratio of operating expenses to average net assets	0.29	%(c)	0.31%	0.33%	0.48%	0.56%	0.55%
Ratio of net investment income to average net assets	4.96	%(c)	5.04%	3.92%	1.53%	0.56%	1.07%
Ratio of operating expenses to average net assets without expense waivers	0.54	%(c)	0.56%	0.58%	0.57%	0.56%	0.55%

(a)	Class Y Shares of the Fund commenced operations on March 14, 1990.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

16

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Cash Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares of the Fund are sold at net asset value without a front-end sales charge. Class B and Class C Shares are also sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to

17

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2007 (Unaudited) (continued)

procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax

18

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2007 (Unaudited) (continued)

expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statement and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

The Advisor voluntarily waived a portion of its advisory fees during the period ended December 31, 2007 in an amount equal to $1,085,332, which is reflected as fees waived by Advisor in the accompanying Statement of Operations. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1000% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is also entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $452,561 before payment of sub-administration fees and $302,735 after payment of sub-administration fees for its administrative services to the Fund. During the

19

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2007 (Unaudited) (continued)

period ended December 31, 2007, the Fund paid an annual effective rate of 0.1042% for administrative services.

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $32,560 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares.

20

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2007 (Unaudited) (continued)

Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.15%

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $130 to Comerica Securities and $522,093 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As determined on June 30, 2007, permanent differences resulting primarily from the expiration of capital loss carryovers were reclassified at year end. The

21

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2007 (Unaudited) (continued)

following reclassifications had no effect on net income, net assets or net asset value per share:

Accumulated Net
Realized Gain	Paid-In Capital

$287	$(287)

During the year ended June 30, 2007 distributions of $39,584,023 were paid to shareholders from ordinary income on a tax basis.

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$2,565,768	$(13,470)	$2,552,298

The difference between book and tax distributable earnings is primarily due to year-end dividends payable and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $13,470 of unused capital losses of which $4,695, $650 and $8,125 expire in 2008, 2009, and 2010, respectively. $287 of capital losses incurred in 1999 expired unused in the current year.

In addition, $4,695 and $650 of the losses expiring in 2008 and 2009, respectively, may be further limited as these amounts were acquired in the reorganization with the Munder Money Market Fund that occurred on January 24, 2003.

At December 31, 2007, the aggregate cost for financial reporting purposes was $864,591,344.

7.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three

22

Munder Cash Investment Fund

Notes To Financial Statements, December 31, 2007 (Unaudited) (continued)

most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

8.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

9.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNCASH1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Energy Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very truly yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund concentrates its investments in energy-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, the power technology stocks in which the Fund invests are relatively volatile. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sub-industry. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SUB-INDUSTRY ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Bryk and John Kreiter

The Fund generated a return of 18.66% for the six months ended December 31, 2007, relative to the 16.51% return for the Deutsche Bank Energy Index and the 15.23% median return for the Lipper universe of natural resources funds.

During the six-month period ended December 31, 2007, the Fund benefited from the continued strength of the energy sector of the stock market. On a relative basis compared to its Deutsche Bank benchmark, the Fund also performed well during the period.

The greatest positive impact on the Fund’s relative performance came from its holdings in power technology companies, which represented approximately 21% of the Fund’s holdings. Many of these companies are also referred to as “alternative energy” companies, since they are involved in activities that provide energy through less conventional or evolving methods, including solar and wind power, fuel cells and ethanol fuel. Other companies in this segment are involved in conserving energy through technology that results in more efficient delivery systems. Strong performers among these holdings included Evergreen Solar, Inc. (0.8% of the Fund), First Solar, Inc. (3.4% of the Fund), Suntech Power Holdings Co., Ltd. (1.8% of the Fund), Vestas Wind Systems A/S (1.8% of the Fund) and MEMC Electronic Materials, Inc. (1.5% of the Fund). The strong performance of these stocks offset weaker performers in this segment of the Fund, including Quanta Services, Inc. (0.7% of the Fund) and Maxwell Technologies, Inc. (0.3% of the Fund).

Stock selection in the oil & gas related holdings of the Fund had a small negative impact on relative performance. The positive impact of underweights of Repsol YPF, SA (1.5% of the Fund) and BP p.l.c. (1.3% of the Fund) in the integrated oil & gas segment of the Fund was offset by the negative effect of positions in Complete Production Services, Inc. and Oil States International, Inc. among the oil & gas equipment & services holdings. These two positions were eliminated from the Fund in November.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Deutsche Bank Energy Index is an equal-dollar weighted index of widely held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of natural resources funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratios

Actual
Class A	$1,000.00	$1,185.30	$8.68	1.58%
Class B	$1,000.00	$1,180.30	$12.77	2.33%
Class C	$1,000.00	$1,180.70	$12.77	2.33%
Class K	$1,000.00	$1,185.00	$8.62	1.57%
Class Y	$1,000.00	$1,186.60	$7.31	1.33%
Hypothetical
Class A	$1,000.00	$1,017.19	$8.01	1.58%
Class B	$1,000.00	$1,013.42	$11.79	2.33%
Class C	$1,000.00	$1,013.42	$11.79	2.33%
Class K	$1,000.00	$1,017.24	$7.96	1.57%
Class Y	$1,000.00	$1,018.45	$6.75	1.33%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Energy Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 98.5%
Consumer Discretionary — 0.4%
Auto Parts & Equipment — 0.4%
34,300	Fuel Systems Solutions Inc. †	$490,147

Consumer Staples — 0.6%
Food Distributors — 0.6%
15,700	Andersons, Inc. (The)	703,360

Energy — 77.5%
Integrated Oil & Gas — 33.4%
4,500	BG Group plc, ADR	512,888
21,400	BP p.l.c., ADR	1,565,838
34,525	Chevron Corporation	3,222,218
28,444	ConocoPhillips	2,511,605
36,400	Eni S.p.A., ADR	2,636,452
32,100	Exxon Mobil Corporation	3,007,449
43,700	Hess Corporation	4,407,582
41,700	Marathon Oil Corporation	2,537,862
53,700	Murphy Oil Corporation	4,555,908
70,200	Occidental Petroleum Corporation	5,404,698
52,500	Repsol YPF, SA, ADR	1,870,575
25,600	Royal Dutch Shell plc, Class A, ADR	2,155,520
109,200	Statoil ASA, ADR	3,332,784
3,300	Suncor Energy Inc.	358,809
34,800	Total S.A., ADR	2,874,480

		40,954,668

Oil & Gas Drilling — 11.4%
35,700	Diamond Offshore Drilling, Inc.	5,069,400
68,700	Noble Corporation	3,882,237
35,217	Transocean Inc. †	5,041,314

		13,992,951

Oil & Gas Equipment & Services — 11.0%
19,950	Baker Hughes Incorporated	1,617,945
7,900	Core Laboratories N.V. †	985,288
62,900	Halliburton Company	2,384,539
12,600	National Oilwell Varco, Inc. †	925,596
33,500	Schlumberger Limited	3,295,395
53,100	Smith International, Inc.	3,921,435
10,300	Superior Energy Services, Inc. †	354,526

		13,484,724

See Notes to Financial Statements.

1

Munder Energy Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil & Gas Exploration & Production — 17.2%
22,200	Anadarko Petroleum Corporation	$1,458,318
41,936	Apache Corporation	4,509,797
13,600	Arena Resources, Inc. †	567,256
25,600	Carrizo Oil & Gas, Inc. †	1,401,600
27,300	Devon Energy Corporation	2,427,243
17,600	EOG Resources, Inc.	1,570,800
57,400	Noble Energy, Inc.	4,564,448
10,500	Southwestern Energy Company †	585,060
25,200	Warren Resources, Inc. †	356,076
70,375	XTO Energy Inc.	3,614,460

		21,055,058

Oil & Gas Refining & Marketing — 4.5%
16,000	Frontier Oil Corporation	649,280
20,800	Sunoco, Inc.	1,506,752
9,300	Tesoro Corporation	443,610
36,500	Valero Energy Corporation	2,556,095
63,800	Verenium Corporation †	318,362

		5,474,099

Total Energy		94,961,500

Industrials — 12.4%
Construction & Engineering — 0.7%
32,600	Quanta Services, Inc. †	855,424

Electrical Components & Equipment — 9.4%
26,900	Energy Conversion Devices, Inc. †	905,185
54,400	Evergreen Solar, Inc. †	939,488
15,800	First Solar, Inc. †	4,220,812
123,400	FuelCell Energy, Inc. †	1,224,128
14,500	General Cable Corporation †	1,062,560
10,500	JA Solar Holdings Co. Ltd., ADR †	733,005
38,400	Power-One, Inc. †	153,216
27,200	Suntech Power Holdings Co., Ltd., ADR †	2,239,104

		11,477,498

See Notes to Financial Statements.

2

Shares		Value

Industrials (Continued)
Heavy Electrical Equipment — 2.3%
155,500	Plug Power, Inc. †	$614,225
20,800	Vestas Wind Systems A/S †	2,251,272

		2,865,497

Total Industrials		15,198,419

Information Technology — 4.3%
Electronic Equipment Manufacturers — 1.6%
14,100	Itron, Inc. †	1,353,177
7,100	Kyocera Corporation, ADR	619,262

		1,972,439

Electronic Manufacturing Services — 0.3%
47,600	Maxwell Technologies, Inc. †	393,652

Semiconductor Equipment — 1.5%
20,700	MEMC Electronic Materials, Inc. †	1,831,743

Semiconductors — 0.9%
41,400	Cree, Inc. †	1,137,258

Total Information Technology		5,335,092

Materials — 2.2%
Industrial Gases — 1.0%
12,500	Air Products and Chemicals, Inc.	1,232,875

Specialty Chemicals — 1.2%
10,300	OM Group, Inc. †	592,662
21,700	Zoltek Companies, Inc. †	930,279

		1,522,941

Total Materials		2,755,816

Utilities — 1.1%
Electric Utilities — 0.4%
14,700	IDACORP, Inc.	517,734

Independent Power Producers & Energy Traders — 0.7%
14,200	Ormat Technologies, Inc.	781,142

Total Utilities		1,298,876

TOTAL COMMON STOCKS
(Cost $52,905,709)		120,743,210

See Notes to Financial Statements.

3

Munder Energy Fund
 Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITY — 1.6%
(Cost $1,957,651)
1,957,651	Institutional Money Market Fund (a)	$1,957,651

TOTAL INVESTMENTS
(Cost $54,863,360)	100.1%	122,700,861
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(141,149)

NET ASSETS	100.0%	$122,559,712

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Note 3).

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

4

At December 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	80.5%	$98,607,934
Norway	2.7	3,332,784
China	2.4	2,972,109
Netherlands	2.6	3,140,808
France	2.3	2,874,480
Italy	2.2	2,636,452
Denmark	1.8	2,251,272
United Kingdom	1.7	2,078,725
Spain	1.5	1,870,575
Japan	0.5	619,262
Canada	0.3	358,809

TOTAL COMMON STOCKS	98.5	120,743,210
INVESTMENT COMPANY SECURITY	1.6	1,957,651

TOTAL INVESTMENTS	100.1	122,700,861
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(141,149)

NET ASSETS	100.0%	$122,559,712

See Notes to Financial Statements.

5

Munder Energy Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $52,905,709)	$120,743,210
Securities of affiliated company (cost — $1,957,651)	1,957,651

Total Investments	122,700,861
Foreign currency, at value	284
Dividends receivable	90,957
Receivable for Fund shares sold	303,383
Prepaid expenses and other assets	53,178

Total Assets	123,148,663

LIABILITIES:
Payable for Fund shares redeemed	314,646
Transfer agency/record keeping fees payable	84,448
Distribution and shareholder servicing fees payable — Class A, B and C Shares	67,106
Trustees’ fees and expenses payable	42,536
Administration fees payable	39,484
Custody fees payable	2,643
Investment advisory fees payable	2,320
Shareholder servicing fees payable — Class K Shares	3
Accrued expenses and other payables	35,765

Total Liabilities	588,951

NET ASSETS	$122,559,712

Investments, at cost	$54,863,360

Foreign currency, at cost	$282

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(587,137)
Accumulated net realized loss on investments sold	(14,219,285)
Net unrealized appreciation of investments	67,837,503
Paid-in capital	69,528,631

$122,559,712

NET ASSETS:
Class A Shares	$52,545,597

Class B Shares	$43,823,006

Class C Shares	$25,302,128

Class K Shares	$13,300

Class Y Shares	$875,681

SHARES OUTSTANDING:
Class A Shares	2,074,734

Class B Shares	1,823,474

Class C Shares	1,052,019

Class K Shares	526

Class Y Shares	34,006

CLASS A SHARES:
Net asset value and redemption price per share	$25.33

Maximum sales charge	5.50%
Maximum offering price per share	$26.80

CLASS B SHARES:
Net asset value and offering price per share*	$24.03

CLASS C SHARES:
Net asset value and offering price per share*	$24.05

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$25.30

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$25.75

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Energy Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$544,048
Dividends on securities of affiliated company	20,284

Total Investment Income	564,332

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	58,333
Class B Shares	204,206
Class C Shares	113,283
Shareholder servicing fees:
Class K Shares	15
Investment advisory fees	416,060
Transfer agency/record keeping fees	119,388
Administration fees	87,584
Registration and filing fees	29,536
Legal and audit fees	23,018
Custody fees	15,138
Trustees’ fees and expenses	13,546
Other	36,046

Total Expenses	1,116,153

NET INVESTMENT LOSS	(551,821)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	6,179,973
Foreign currency-related transactions	14
Net change in unrealized appreciation/(depreciation) of:
Securities	13,243,864
Foreign currency-related transactions	2

Net realized and unrealized gain on investments	19,423,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,872,032

(a)	Net of foreign withholding taxes of $22,789.

See Notes to Financial Statements.

8

Munder Energy Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007*	Year Ended
	(Unaudited)	June 30, 2007*

Net investment loss	$(551,821)	$(745,715)
Net realized gain from security and foreign currency-related transactions	6,179,987	15,947,942
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	13,243,866	3,130,213

Net increase in net assets resulting from operations	18,872,032	18,332,440
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(341,757)	(12,366,719)
Class B Shares	(2,977,667)	(10,122,568)
Class C Shares	(584,786)	(4,727,943)
Class Y Shares	33,565	(3,837)
Short-term trading fees	3,650	4,691

Net increase/(decrease) in net assets	15,005,037	(8,883,936)
NET ASSETS:
Beginning of period	107,554,675	116,438,611

End of period	$122,559,712	$107,554,675

Accumulated net investment loss	$(587,137)	$(35,316)

*	For the period ended December 31, 2007 and the year ended June 30, 2007, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

9

Munder Energy Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007*	Year Ended
	(Unaudited)	June 30, 2007*

Amount
Class A Shares:
Sold	$4,695,899	$6,770,800
Redeemed	(5,037,656)	(19,137,519)

Net decrease	$(341,757)	$(12,366,719)

Class B Shares:
Sold	$911,949	$1,507,868
Redeemed	(3,889,616)	(11,630,436)

Net decrease	$(2,977,667)	$(10,122,568)

Class C Shares:
Sold	$1,363,908	$1,654,390
Redeemed	(1,948,694)	(6,382,333)

Net decrease	$(584,786)	$(4,727,943)

Class Y Shares:
Sold	$75,792	$155,545
Redeemed	(42,227)	(159,382)

Net increase/(decrease)	$33,565	$(3,837)

*	For the period ended December 31, 2007 and the year ended June 30, 2007, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2007*	Year Ended
	(Unaudited)	June 30, 2007*

Shares
Class A Shares:
Sold	205,194	381,026
Redeemed	(227,851)	(1,140,419)

Net decrease	(22,657)	(759,393)

Class B Shares:
Sold	43,343	88,420
Redeemed	(182,444)	(703,973)

Net decrease	(139,101)	(615,553)

Class C Shares:
Sold	62,920	96,998
Redeemed	(92,951)	(386,165)

Net decrease	(30,031)	(289,167)

Class Y Shares:
Sold	3,302	8,561
Redeemed	(1,922)	(8,932)

Net increase/(decrease)	1,380	(371)

*	For the period ended December 31, 2007 and the year ended June 30, 2007, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

11

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$21.37		$17.43	$13.35	$9.57	$6.79	$7.42

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.06)	(0.04)	(0.04)	(0.05)	(0.07)
Net realized and unrealized gain/(loss) on investments	4.02		4.00	4.12	3.82	2.83	(0.56)

Total from investment operations	3.96		3.94	4.08	3.78	2.78	(0.63)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$25.33		$21.37	$17.43	$13.35	$9.57	$6.79

Total return(d)	18.53%		22.60%	30.56%	39.50%	40.94%	(8.49)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,546		$44,832	$49,784	$38,557	$22,182	$20,107
Ratio of operating expenses to average net assets	1.58	%(e)	1.68%	1.56%	1.68%	1.89%	1.96%
Ratio of net investment loss to average net assets	(0.57	)%(e)	(0.32)%	(0.23)%	(0.38)%	(0.65)%	(1.22)%
Portfolio turnover rate	8%		26%	25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense reimbursements	1.58	%(e)	1.68%	1.56%	1.68%	1.90%	1.97%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$20.36		$16.72	$12.91	$9.32	$6.66	$7.34

(0.14)		(0.18)	(0.16)	(0.13)	(0.11)	(0.12)

3.81		3.82	3.97	3.72	2.77	(0.56)

3.67		3.64	3.81	3.59	2.66	(0.68)

0.00(c	)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$24.03		$20.36	$16.72	$12.91	$9.32	$6.66

18.03%		21.77%	29.51%	38.52%	39.94%	(9.26)%

$43,823		$39,957	$43,115	$42,838	$39,396	$33,404

2.33	%(e)	2.43%	2.31%	2.43%	2.64%	2.71%

(1.32	)%(e)	(1.06)%	(1.03)%	(1.18)%	(1.40)%	(1.97)%
8%		26%	25%	38%	41%	93%

2.33	%(e)	2.43%	2.31%	2.43%	2.65%	2.72%

See Notes to Financial Statements.

13

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$20.37		$16.74	$12.92	$9.33	$6.67	$7.35

Income/(loss) from investment operations:
Net investment loss	(0.14)		(0.18)	(0.15)	(0.13)	(0.11)	(0.12)
Net realized and unrealized gain/(loss) on investments	3.82		3.81	3.97	3.72	2.77	(0.56)

Total from investment operations	3.68		3.63	3.82	3.59	2.66	(0.68)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$24.05		$20.37	$16.74	$12.92	$9.33	$6.67

Total return(d)	18.07%		21.68%	29.57%	38.48%	39.88%	(9.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,302		$22,047	$22,948	$16,996	$15,411	$13,768
Ratio of operating expenses to average net assets	2.33	%(e)	2.43%	2.31%	2.43%	2.64%	2.71%
Ratio of net investment loss to average net assets	(1.32	)%(e)	(1.06)%	(0.99)%	(1.18)%	(1.40)%	(1.97)%
Portfolio turnover rate	8%		26%	25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense reimbursements	2.33	%(e)	2.43%	2.31%	2.43%	2.65%	2.72%

(a)	Prior to the close of business of October 31, 2003, the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on March 13, 2001, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$21.35		$17.41	$13.33	$9.56	$6.79	$7.42

(0.06)		(0.05)	(0.04)	(0.05)	(0.05)	(0.07)

4.01		3.99	4.12	3.82	2.82	(0.56)

3.95		3.94	4.08	3.77	2.77	(0.63)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$25.30		$21.35	$17.41	$13.33	$9.56	$6.79

18.50%		22.63%	30.61%	39.44%	40.80%	(8.49)%

$13		$11	$9	$7	$8	$36

1.57	%(e)	1.67%	1.55%	1.68%	1.89%	1.96%

(0.56	)%(e)	(0.26)%	(0.23)%	(0.44)%	(0.65)%	(1.22)%
8%		26%	25%	38%	41%	93%

1.57	%(e)	1.67%	1.55%	1.68%	1.90%	1.97%

See Notes to Financial Statements.

15

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year		Year	Year	Year	Year
	12/31/07(b)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)		6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$21.71		$17.65		$13.49	$9.65	$6.83	$7.45

Income/(loss) from investment operations:
Net investment income/(loss)	(0.04)		(0.00	)(c)	0.01	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain/(loss) on investments	4.08		4.06		4.15	3.86	2.85	(0.56)

Total from investment operations	4.04		4.06		4.16	3.84	2.82	(0.62)

Short-term trading fees	0.00	(c)	0.00	(c)	0.00 (c)	—	—	—

Net asset value, end of period	$25.75		$21.71		$17.65	$13.49	$9.65	$6.83

Total return(d)	18.66%		22.95%		30.84%	39.79%	41.29%	(8.32)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$876		$708		$582	$364	$240	$149
Ratio of operating expenses to average net assets	1.33	%(e)	1.43%		1.31%	1.43%	1.64%	1.71%
Ratio of net investment income/(loss) to average net assets	(0.31	)%(e)	(0.02)%		0.04%	(0.14)%	(0.40)%	(0.97)%
Portfolio turnover rate	8%		26%		25%	38%	41%	93%
Ratio of operating expenses to average net assets without expense reimbursements	1.33	%(e)	1.43%		1.31%	1.43%	1.65%	1.72%

(a)	Class Y Shares of the Fund commenced operations on March 13, 2001.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder Energy Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Energy Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

17

Munder Energy Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are

18

Munder Energy Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

19

Munder Energy Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an

20

Munder Energy Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $87,584 before payment of sub-administration fees and $56,800 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1579% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $805 in advisory fees before waivers and expense reimbursements ($48 after waivers and expense reimbursements) and $332 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII

21

Munder Energy Fund
 Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $8,776,799 and $12,823,638, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost

22

Munder Energy Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

was $69,076,369, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,238,868 and net appreciation for financial reporting purposes was $67,837,501. At December 31, 2007, aggregate cost for financial reporting purposes was $54,863,360.

6.	Investment Concentration

The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of December 31, 2007, more than 25% of the Fund’s assets were invested in issuers in the oil, gas & consumable fuels industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

7.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $473.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

23

Munder Energy Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses and net operating losses, were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-In Capital

$740,226	$2,494	$(742,720)

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Post October	Capital Loss	Unrealized
Loss	Carryover	Appreciation	Total

$(2,551)	$(20,298,119)	$54,492,484	$34,191,814

The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $20,298,119 of unused capital losses of which $1,129,253 and $19,168,866 expire in 2011 and 2012, respectively.

Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2006 and June 30, 2007 of $2,551.

The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $15,156,101.

24

Munder Energy Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

25

BOARD OF TRUSTEES
Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS
John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR
Funds Distributor, LLC
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNENERG1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Index 500 Fund
Class A, B, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.
The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.
For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.
Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.
The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.
On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Because the Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Kenneth Schluchter and Kevin Yousif

Reflecting the negative stock market environment during the last half of 2007, the Fund earned a return of -1.60% for the six months ended December 31, 2007, compared to the -1.37% return for the S&P 500® Index and the -1.58% median return for the Lipper universe of mutual funds with the objective of tracking the S&P 500® Index.

The Fund’s goal is to closely track the total return of the S&P 500® Index. The weight of each of the 500 stocks held in the Fund is monitored relative to its weight in the S&P 500® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended December 31, 2007 was in line with that of its S&P 500® benchmark. The difference in returns between the Fund and its benchmark is due primarily to the fact that expenses are deducted from the Fund before its return is calculated.

For the six months ended December 31, 2007, seven of ten sectors in the S&P 500® had a positive return. The energy sector had the strongest performance, and was the only S&P 500® sector to earn a positive double-digit return. Other strong performing sectors included utilities, consumer staples and information technology. The three sectors to post negative returns included financials and consumer discretionary, both of which posted double-digit negative returns, and telecommunication services.

Taking into account the return for each sector and its weight in the Index, the energy, information technology and consumer staples sectors had the largest positive impact on the Index’s performance for the six months ended December 31, 2007, while the financials and consumer discretionary sectors were the largest detractors from performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of funds with the objective of tracking the S&P 500® Index represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class B Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratios

Actual
Class A	$1,000.00	$982.70	$3.24	0.65%
Class B	$1,000.00	$981.50	$4.48	0.90%
Class K	$1,000.00	$983.00	$3.24	0.65%
Class R	$1,000.00	$981.50	$4.53	0.91%
Class Y	$1,000.00	$984.00	$1.99	0.40%
Hypothetical
Class A	$1,000.00	$1,021.87	$3.30	0.65%
Class B	$1,000.00	$1,020.61	$4.57	0.90%
Class K	$1,000.00	$1,021.87	$3.30	0.65%
Class R	$1,000.00	$1,020.56	$4.62	0.91%
Class Y	$1,000.00	$1,023.13	$2.03	0.40%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Index 500 Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 96.4%
Consumer Discretionary — 8.2%
Auto Components — 0.2%
12,986	Goodyear Tire & Rubber Company †	$366,465
32,152	Johnson Controls, Inc.	1,158,758

		1,525,223

Automobiles — 0.3%
114,259	Ford Motor Company †	768,963
30,646	General Motors Corporation	762,779
13,074	Harley-Davidson, Inc.	610,687

		2,142,429

Distributors — 0.1%
9,091	Genuine Parts Company	420,913

Diversified Consumer Services — 0.1%
7,405	Apollo Group, Inc., Class A †	519,461
17,599	H&R Block, Inc.	326,813

		846,274

Hotels, Restaurants & Leisure — 1.4%
23,650	Carnival Corporation	1,052,188
7,683	Darden Restaurants, Inc.	212,896
10,156	Harrah’s Entertainment, Inc.	901,345
17,077	International Game Technology	750,193
16,926	Marriott International, Inc., Class A	578,531
64,041	McDonald’s Corporation	3,772,655
39,548	Starbucks Corporation †	809,548
10,782	Starwood Hotels & Resorts Worldwide, Inc.	474,731
4,732	Wendy’s International, Inc.	122,275
9,633	Wyndham Worldwide Corporation	226,953
27,539	YUM! Brands, Inc.	1,053,918

		9,955,233

Household Durables — 0.4%
3,386	Black & Decker Corporation (The)	235,835
6,582	Centex Corporation	166,261
15,008	D.R. Horton, Inc.	197,655
8,271	Fortune Brands, Inc.	598,490
3,274	Harman International Industries, Incorporated	241,327
4,170	KB Home	90,072
9,210	Leggett & Platt, Incorporated	160,622

See Notes to Financial Statements.

1

Munder Index 500 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
7,546	Lennar Corporation, Class A	$134,998
15,123	Newell Rubbermaid, Inc.	391,383
11,506	Pulte Homes, Inc.	121,273
3,119	Snap-on Incorporated	150,461
4,449	Stanley Works (The)	215,687
4,185	Whirlpool Corporation	341,622

		3,045,686

Internet & Catalog Retail — 0.3%
16,635	Amazon.com, Inc. †	1,541,066
11,245	Expedia, Inc. †	355,567
9,982	IAC/InterActiveCorp †	268,716

		2,165,349

Leisure Equipment & Products — 0.1%
4,761	Brunswick Corporation	81,175
15,592	Eastman Kodak Company	340,997
7,963	Hasbro, Inc.	203,694
19,863	Mattel, Inc.	378,191

		1,004,057

Media — 2.7%
37,092	CBS Corporation, Class B	1,010,757
26,960	Clear Channel Communications, Inc.	930,659
166,400	Comcast Corporation, Class A †	3,038,464
38,871	DIRECTV Group Inc. (The) †	898,698
4,850	E.W. Scripps Company (The)	218,299
12,569	Gannett Co., Inc.	490,191
25,523	Interpublic Group of Companies, Inc. †	206,992
17,814	McGraw-Hill Companies, Inc. (The)	780,431
2,055	Meredith Corporation	112,984
7,789	New York Times Company (The), Class A	136,541
125,253	News Corporation, Class B	2,566,434
17,700	Omnicom Group Inc.	841,281
195,716	Time Warner Inc.	3,231,271
35,532	Viacom Inc., Class B †	1,560,565

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Media (Continued)
103,066	Walt Disney Company (The)	$3,326,970
313	Washington Post Company (The), Class B	247,718

		19,598,255

Multiline Retail — 0.7%
4,895	Big Lots, Inc. †	78,271
3,093	Dillard’s, Inc., Class A	58,087
7,606	Family Dollar Stores, Inc.	146,263
12,005	J.C. Penney Company, Inc.	528,100
16,984	Kohl’s Corporation †	777,867
23,444	Macy’s, Inc.	606,496
10,178	Nordstrom, Inc.	373,838
3,949	Sears Holdings Corporation †	402,996
44,987	Target Corporation	2,249,350

		5,221,268

Specialty Retail — 1.5%
4,664	Abercrombie & Fitch Co., Class A	372,980
7,470	AutoNation, Inc. †	116,980
2,390	AutoZone, Inc. †	286,585
14,339	Bed Bath & Beyond Inc. †	421,423
19,001	Best Buy Co., Inc.	1,000,403
9,126	Circuit City Stores, Inc.	38,329
8,611	GameStop Corp., Class A †	534,829
25,218	Gap, Inc. (The)	536,639
91,378	Home Depot, Inc. (The)	2,461,724
16,826	Limited Brands, Inc.	318,516
79,194	Lowe’s Companies, Inc.	1,791,368
14,778	Office Depot, Inc. †	205,562
4,082	OfficeMax Incorporated	84,334
7,097	RadioShack Corporation	119,656
5,645	Sherwin-Williams Company (The)	327,636
38,286	Staples, Inc.	883,258
7,344	Tiffany & Co.	338,044
23,662	TJX Companies, Inc. (The)	679,809

		10,518,075

Textiles, Apparel & Luxury Goods — 0.4%
19,933	Coach, Inc. †	609,551
4,616	Jones Apparel Group, Inc.	73,810

See Notes to Financial Statements.

3

Munder Index 500 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Textiles, Apparel & Luxury Goods (Continued)
5,386	Liz Claiborne, Inc.	$109,605
20,793	NIKE, Inc., Class B	1,335,742
3,188	Polo Ralph Lauren Corporation	196,986
4,766	V.F. Corporation	327,234

		2,652,928

Total Consumer Discretionary		59,095,690

Consumer Staples — 9.9%
Beverages — 2.4%
39,734	Anheuser-Busch Companies, Inc.	2,079,678
4,678	Brown-Forman Corporation, Class B	346,687
107,612	Coca-Cola Company (The)	6,604,148
15,495	Coca-Cola Enterprises, Inc.	403,335
10,498	Constellation Brands, Inc., Class A †	248,173
7,399	Molson Coors Brewing Company	381,936
7,509	Pepsi Bottling Group, Inc. (The)	296,305
87,159	PepsiCo, Inc.	6,615,368

		16,975,630

Food & Staples Retailing — 2.3%
23,503	Costco Wholesale Corporation	1,639,569
79,968	CVS Caremark Corporation	3,178,728
36,882	Kroger Co. (The)	985,118
23,954	Safeway Inc.	819,466
11,446	SUPERVALU Inc.	429,454
32,929	SYSCO Corporation	1,027,714
127,938	Wal-Mart Stores, Inc. (a)	6,080,893
53,692	Walgreen Co.	2,044,592
7,545	Whole Foods Market, Inc.	307,836

		16,513,370

Food Products — 1.4%
34,810	Archer-Daniels-Midland Company	1,616,228
12,046	Campbell Soup Company	430,403
26,382	ConAgra Foods, Inc.	627,628
7,125	Dean Foods Company	184,252
18,282	General Mills, Inc.	1,042,074
17,159	H.J. Heinz Company	800,982
9,097	Hershey Foods Corporation	358,422

See Notes to Financial Statements.

4

Shares		Value

Consumer Staples (Continued)
Food Products (Continued)
14,290	Kellogg Company	$749,225
83,774	Kraft Foods Inc., Class A	2,733,546
6,917	McCormick & Company, Incorporated	262,223
39,212	Sara Lee Corporation	629,745
14,826	Tyson Foods, Inc., Class A	227,283
11,794	Wm. Wrigley Jr. Company	690,539

		10,352,550

Household Products — 2.3%
7,499	Clorox Company (The)	488,710
27,601	Colgate-Palmolive Company	2,151,774
22,909	Kimberly-Clark Corporation	1,588,510
168,158	Procter & Gamble Company (The)	12,346,160

		16,575,154

Personal Products — 0.2%
23,232	Avon Products, Inc.	918,361
6,165	Estee Lauder Companies Inc. (The), Class A	268,856

		1,187,217

Tobacco — 1.3%
114,049	Altria Group, Inc.	8,619,823
9,264	Reynolds American, Inc.	611,054
8,481	UST Inc.	464,759

		9,695,636

Total Consumer Staples		71,299,557

Energy — 12.4%
Energy Equipment & Services — 2.5%
17,228	Baker Hughes, Incorporated	1,397,191
15,855	BJ Services Company	384,642
7,844	ENSCO International Incorporated	467,659
47,711	Halliburton Company	1,808,724
15,335	Nabors Industries Ltd. †	420,026
19,311	National Oilwell Varco, Inc. †	1,418,586
14,513	Noble Corporation	820,130
6,025	Rowan Companies, Inc.	237,746
64,751	Schlumberger Limited	6,369,556
10,846	Smith International, Inc.	800,977

See Notes to Financial Statements.

5

Munder Index 500 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
17,218	Transocean Inc.	$2,464,757
18,262	Weatherford International Ltd. †	1,252,773

		17,842,767

Oil, Gas & Consumable Fuels — 9.9%
25,251	Anadarko Petroleum Corporation	1,658,738
17,931	Apache Corporation	1,928,300
24,594	Chesapeake Energy Corporation	964,085
114,326	Chevron Corporation	10,670,046
86,609	ConocoPhillips	7,647,575
9,824	CONSOL Energy Inc.	702,612
24,092	Devon Energy Corporation	2,142,020
37,928	El Paso Corporation	653,879
13,319	EOG Resources, Inc.	1,188,721
295,834	Exxon Mobil Corporation (a)	27,716,687
15,048	Hess Corporation	1,517,741
38,458	Marathon Oil Corporation	2,340,554
10,186	Murphy Oil Corporation	864,180
9,294	Noble Energy, Inc.	739,059
44,865	Occidental Petroleum Corporation	3,454,156
14,337	Peabody Energy Corporation	883,733
8,036	Range Resources Corporation	412,729
34,236	Spectra Energy Corp.	883,973
6,366	Sunoco, Inc.	461,153
7,417	Tesoro Corporation	353,791
29,804	Valero Energy Corporation	2,087,174
32,137	Williams Companies, Inc. (The)	1,149,862
26,183	XTO Energy Inc.	1,344,746

		71,765,514

Total Energy		89,608,281

Financials — 16.9%
Capital Markets — 3.2%
12,556	Ameriprise Financial, Inc.	691,961
61,655	Bank of New York Mellon Corporation	3,006,298
6,251	Bear Stearns Companies Inc. (The)	551,651
50,719	Charles Schwab Corporation (The)	1,295,870
22,944	E*TRADE Financial Corporation †	81,451

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Capital Markets (Continued)
4,682	Federated Investors, Inc., Class B	$192,711
8,756	Franklin Resources, Inc.	1,001,949
21,532	Goldman Sachs Group, Inc. (The)	4,630,457
8,307	Janus Capital Group Inc.	272,885
7,270	Legg Mason, Inc.	531,800
28,699	Lehman Brothers Holdings Inc.	1,878,063
46,350	Merrill Lynch & Co., Inc.	2,488,068
57,461	Morgan Stanley	3,051,754
10,360	Northern Trust Corporation	793,369
20,911	State Street Corporation	1,697,973
14,297	T. Rowe Price Group, Inc.	870,401

		23,036,661

Commercial Banks — 2.9%
29,750	BB&T Corporation	912,433
8,177	Comerica Incorporated (b)	355,945
10,549	Commerce Bancorp, Inc.	402,339
28,841	Fifth Third Bancorp	724,774
6,843	First Horizon National Corporation	124,200
19,811	Huntington Bancshares Incorporated	292,410
21,050	KeyCorp	493,623
4,046	M&T Bank Corporation	330,032
13,932	Marshall & Ilsley Corporation	368,919
34,307	National City Corporation	564,693
18,927	PNC Financial Services Group, Inc. (The)	1,242,558
37,636	Regions Financial Corporation	890,091
18,910	SunTrust Banks, Inc.	1,181,686
93,492	U.S. Bancorp	2,967,436
106,962	Wachovia Corporation	4,067,765
182,709	Wells Fargo & Company	5,515,985
5,849	Zions Bancorporation	273,090

		20,707,979

Consumer Finance — 0.7%
63,319	American Express Company	3,293,854
21,160	Capital One Financial Corporation	1,000,022
25,857	Discover Financial Services	389,924
27,923	SLM Corporation	562,369

		5,246,169

See Notes to Financial Statements.

7

Munder Index 500 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Diversified Financial Services — 4.3%
240,317	Bank of America Corporation (a)	$9,915,480
10,267	CIT Group Inc.	246,716
270,314	Citigroup Inc. (a)	7,958,044
2,965	CME Group Inc.	2,033,990
3,766	IntercontinentalExchange, Inc. †	724,955
181,879	JPMorgan Chase & Co.	7,939,018
9,155	Leucadia National Corporation	431,201
11,612	Moody’s Corporation	414,548
14,348	NYSE Euronext	1,259,324

		30,923,276

Insurance — 4.1%
17,845	ACE Limited	1,102,464
26,413	AFLAC Incorporated	1,654,246
30,902	Allstate Corporation (The)	1,614,011
5,498	Ambac Financial Group, Inc.	141,683
137,327	American International Group, Inc. (a)	8,006,164
15,897	Aon Corporation	758,128
5,171	Assurant, Inc.	345,940
20,780	Chubb Corporation (The)	1,134,172
8,988	Cincinnati Financial Corporation	355,386
23,750	Genworth Financial, Inc., Class A	604,438
16,993	Hartford Financial Services Group, Inc. (The)	1,481,620
14,577	Lincoln National Corporation	848,673
23,800	Loews Corporation	1,198,092
28,164	Marsh & McLennan Companies, Inc.	745,501
6,799	MBIA Inc.	126,665
40,100	MetLife, Inc.	2,470,962
14,164	Principal Financial Group, Inc.	975,050
37,799	Progressive Corporation (The)	724,229
24,582	Prudential Financial, Inc.	2,287,109
5,119	SAFECO Corporation	285,026
4,991	Torchmark Corporation	302,105
34,921	Travelers Companies, Inc. (The)	1,878,750
19,537	UnumProvident Corporation	464,785
9,651	XL Capital Ltd., Class A	485,542

		29,990,741

See Notes to Financial Statements.

8

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (REITs) — 1.0%
5,175	Apartment Investment and Management Company, Class A	$179,728
4,264	AvalonBay Communities, Inc.	401,413
6,457	Boston Properties, Inc.	592,817
6,652	Developers Diversified Realty Corporation	254,705
14,676	Equity Residential	535,234
13,201	General Growth Properties, Inc.	543,617
28,285	Host Hotels & Resorts, Inc.	481,976
13,683	Kimco Realty Corporation	498,061
9,328	Plum Creek Timber Company, Inc.	429,461
13,944	ProLogis	883,771
6,741	Public Storage, Inc.	494,857
12,074	Simon Property Group, Inc.	1,048,748
7,255	Vornado Realty Trust	638,077

		6,982,465

Real Estate Management & Development — 0.0% #
10,716	CB Richard Ellis Group, Inc. †	230,930

Thrifts & Mortgage Finance — 0.7%
31,334	Countrywide Financial Corporation	280,126
35,820	Federal Home Loan Mortgage Corporation	1,220,387
52,964	Federal National Mortgage Association	2,117,501
28,179	Hudson City Bancorp, Inc.	423,249
4,428	MGIC Investment Corporation	99,320
19,515	Sovereign Bancorp, Inc.	222,471
47,038	Washington Mutual, Inc.	640,187

		5,003,241

Total Financials		122,121,462

Health Care — 11.5%
Biotechnology — 1.1%
58,891	Amgen Inc. †	2,734,898
15,884	Biogen Idec Inc. †	904,117
20,892	Celgene Corporation †	965,419
14,401	Genzyme Corporation †	1,072,011
50,397	Gilead Sciences, Inc. †	2,318,766

		7,995,211

See Notes to Financial Statements.

9

Munder Index 500 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Equipment & Supplies — 1.7%
34,332	Baxter International, Inc.	$1,992,973
13,206	Becton, Dickinson and Company	1,103,757
72,648	Boston Scientific Corporation †	844,896
5,517	C.R. Bard, Inc.	523,012
26,958	Covidien Ltd.	1,193,970
8,531	Hospira, Inc. †	363,762
61,220	Medtronic, Inc.	3,077,529
18,537	St. Jude Medical, Inc. †	753,344
12,891	Stryker Corporation	963,215
6,774	Varian Medical Systems, Inc. †	353,332
12,709	Zimmer Holdings, Inc. †	840,700

		12,010,490

Health Care Providers & Services — 2.3%
27,094	Aetna, Inc.	1,564,137
9,094	AmerisourceBergen Corporation	408,048
19,577	Cardinal Health, Inc.	1,130,572
15,115	CIGNA Corporation	812,129
8,386	Coventry Health Care, Inc. †	496,870
13,647	Express Scripts, Inc. †	996,231
9,174	Humana, Inc. †	690,894
6,237	Laboratory Corporation of America Holdings †	471,081
15,669	McKesson Corporation	1,026,476
14,482	Medco Health Solutions, Inc. †	1,468,475
7,570	Patterson Companies, Inc. †	257,001
8,491	Quest Diagnostics Incorporated	449,174
25,670	Tenet Healthcare Corporation †	130,404
69,965	UnitedHealth Group Incorporated	4,071,963
30,935	WellPoint, Inc. †	2,713,927

		16,687,382

Health Care Technology — 0.0% #
10,503	IMS Health, Inc.	241,989

Life Sciences Tools & Services — 0.3%
9,106	Applera Corporation — Applied Biosystems Group	308,875
2,955	Millipore Corporation †	216,247
6,418	PerkinElmer, Inc.	166,996

See Notes to Financial Statements.

10

Shares		Value

Health Care (Continued)
Life Sciences Tools & Services (Continued)
22,845	Thermo Fisher Scientific Inc. †	$1,317,700
5,437	Waters Corporation †	429,904

		2,439,722

Pharmaceuticals — 6.1%
83,670	Abbott Laboratories	4,698,071
16,621	Allergan, Inc.	1,067,733
5,834	Barr Pharmaceuticals, Inc. †	309,785
107,128	Bristol-Myers Squibb Company	2,841,035
53,434	Eli Lilly and Company	2,852,841
16,885	Forest Laboratories, Inc. †	615,458
154,952	Johnson & Johnson (a)	10,335,298
13,235	King Pharmaceuticals, Inc. †	135,526
117,852	Merck & Co., Inc.	6,848,380
16,373	Mylan Laboratories, Inc.	230,204
369,807	Pfizer Inc. (a)	8,405,713
87,701	Schering-Plough Corporation	2,336,355
5,611	Watson Pharmaceuticals, Inc. †	152,283
72,509	Wyeth	3,204,173

		44,032,855

Total Health Care		83,407,649

Industrials — 11.1%
Aerospace & Defense — 2.8%
41,966	Boeing Company (The)	3,670,346
21,786	General Dynamics Corporation	1,938,736
6,763	Goodrich Corporation	477,535
40,434	Honeywell International, Inc.	2,489,521
6,809	L-3 Communications Holdings, Inc.	721,346
18,791	Lockheed Martin Corporation	1,977,941
18,321	Northrop Grumman Corporation	1,440,764
7,478	Precision Castparts Corp.	1,037,199
23,245	Raytheon Company	1,410,972
8,821	Rockwell Collins, Inc.	634,847
53,523	United Technologies Corporation	4,096,650

		19,895,857

Air Freight & Logistics — 0.9%
9,191	C.H. Robinson Worldwide, Inc.	497,417
11,539	Expeditors International of Washington, Inc.	515,562

See Notes to Financial Statements.

11

Munder Index 500 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Air Freight & Logistics (Continued)
16,745	FedEx Corporation	$1,493,152
56,899	United Parcel Service, Inc., Class B	4,023,897

		6,530,028

Airlines — 0.1%
39,745	Southwest Airlines Co.	484,889

Building Products — 0.1%
19,969	Masco Corporation	431,530
9,281	Trane Inc.	433,516

		865,046

Commercial Services & Supplies — 0.5%
15,677	Allied Waste Industries, Inc. †	172,760
5,765	Avery Dennison Corporation	306,352
7,311	Cintas Corporation	245,796
7,138	Equifax, Inc.	259,538
6,926	Monster Worldwide, Inc. †	224,402
11,743	Pitney Bowes, Inc.	446,704
11,619	R.R. Donnelley & Sons Company	438,501
8,720	Robert Half International, Inc.	235,789
27,524	Waste Management, Inc.	899,209

		3,229,051

Construction & Engineering — 0.2%
4,787	Fluor Corporation	697,562
6,542	Jacobs Engineering Group Inc. †	625,480

		1,323,042

Electrical Equipment — 0.5%
9,750	Cooper Industries, Ltd., Class A	515,580
42,625	Emerson Electric Co.	2,415,132
8,079	Rockwell Automation, Inc.	557,128

		3,487,840

Industrial Conglomerates — 3.5%
38,618	3M Company	3,256,270
547,212	General Electric Company (a)	20,285,149

See Notes to Financial Statements.

12

Shares		Value

Industrials (Continued)
Industrial Conglomerates (Continued)
13,495	Textron, Inc.	$962,193
26,792	Tyco International Ltd.	1,062,303

		25,565,915

Machinery — 1.8%
34,434	Caterpillar, Inc.	2,498,531
5,529	Cummins, Inc.	704,229
13,708	Danaher Corporation	1,202,740
24,027	Deere & Company	2,237,394
10,759	Dover Corporation	495,882
7,932	Eaton Corporation	769,007
22,384	Illinois Tool Works, Inc.	1,198,439
14,750	Ingersoll-Rand Company Limited, Class A	685,433
9,817	ITT Industries, Inc.	648,315
7,029	Manitowoc Company, Inc. (The)	343,226
19,943	PACCAR Inc.	1,086,495
6,638	Pall Corporation	267,644
9,108	Parker-Hannifin Corporation	685,924
5,555	Terex Corporation †	364,241

		13,187,500

Road & Rail — 0.7%
16,137	Burlington Northern Santa Fe Corporation	1,343,083
22,764	CSX Corporation	1,001,161
20,967	Norfolk Southern Corporation	1,057,576
3,141	Ryder System, Inc.	147,658
14,220	Union Pacific Corporation	1,786,316

		5,335,794

Trading Companies & Distributors — 0.0% #
3,647	W.W. Grainger, Inc.	319,185

Total Industrials		80,224,147

Information Technology — 16.2%
Communications Equipment — 2.5%
4,654	Ciena Corporation †	158,748
328,503	Cisco Systems, Inc. †	8,892,576
85,325	Corning Incorporated	2,046,947
11,883	JDS Uniphase Corporation †	158,044
28,242	Juniper Networks, Inc. †	937,634

See Notes to Financial Statements.

13

Munder Index 500 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Communications Equipment (Continued)
123,687	Motorola, Inc.	$1,983,940
88,609	QUALCOMM Incorporated	3,486,764
23,779	Tellabs, Inc. †	155,515

		17,820,168

Computers & Peripherals — 4.4%
47,407	Apple Inc. †	9,390,379
121,340	Dell Inc. †	2,974,043
113,610	EMC Corporation †	2,105,193
139,592	Hewlett-Packard Company	7,046,604
74,610	International Business Machines Corporation (a)	8,065,341
5,128	Lexmark International, Inc., Class A †	178,762
18,636	Network Appliance, Inc. †	465,155
7,411	QLogic Corporation †	105,236
12,356	SanDisk Corporation †	409,849
44,864	Sun Microsystems, Inc. †	813,384
9,800	Teradata Corporation †	268,618

		31,822,564

Electronic Equipment & Instruments — 0.3%
20,930	Agilent Technologies, Inc. †	768,968
11,266	Jabil Circuit, Inc.	172,032
7,665	Molex Incorporated	209,254
26,921	Tyco Electronics Ltd.	999,577

		2,149,831

Information Technology Services — 0.9%
5,441	Affiliated Computer Services, Inc., Class A †	245,389
28,491	Automatic Data Processing, Inc.	1,268,704
15,721	Cognizant Technology Solutions Corporation, Class A †	533,571
9,421	Computer Sciences Corporation †	466,057
7,051	Convergys Corporation †	116,059
27,727	Electronic Data Systems Corporation	574,781
9,242	Fidelity National Information Services, Inc.	384,375
8,914	Fiserv, Inc. †	494,638
18,057	Paychex, Inc.	654,025
10,715	Total System Services, Inc.	300,020

See Notes to Financial Statements.

14

Shares		Value

Information Technology (Continued)
Information Technology Services (Continued)
18,829	Unisys Corporation †	$89,061
40,659	Western Union Company (The)	987,200

		6,113,880

Internet Software & Services — 1.8%
8,997	Akamai Technologies, Inc. †	311,296
61,562	eBay Inc. †	2,043,243
12,534	Google Inc., Class A †	8,667,010
11,963	VeriSign, Inc. †	449,929
72,363	Yahoo! Inc. †	1,683,163

		13,154,641

Office Electronics — 0.1%
50,054	Xerox Corporation	810,374

Semiconductors & Semiconductor Equipment — 2.6%
32,684	Advanced Micro Devices, Inc. †	245,130
18,185	Altera Corporation	351,334
16,425	Analog Devices, Inc.	520,673
74,619	Applied Materials, Inc.	1,325,233
25,475	Broadcom Corporation, Class A †	665,917
316,592	Intel Corporation	8,440,343
9,862	KLA-Tencor Corporation	474,954
12,100	Linear Technology Corporation	385,143
38,223	LSI Logic Corporation †	202,964
12,405	MEMC Electronic Materials, Inc. †	1,097,718
11,600	Microchip Technology Incorporated	364,472
41,173	Micron Technology, Inc. †	298,504
12,722	National Semiconductor Corporation	288,026
6,288	Novellus Systems, Inc. †	173,360
30,082	NVIDIA Corporation †	1,023,390
9,401	Teradyne, Inc. †	97,206
75,707	Texas Instruments Incorporated	2,528,614
15,918	Xilinx, Inc.	348,127

		18,831,108

Software — 3.6%
31,068	Adobe Systems Incorporated †	1,327,536
12,502	Autodesk, Inc. †	622,100
10,602	BMC Software, Inc. †	377,855
21,217	CA, Inc.	529,364

See Notes to Financial Statements.

15

Munder Index 500 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
10,271	Citrix Systems, Inc. †	$390,401
15,496	Compuware Corporation †	137,605
17,054	Electronic Arts, Inc. †	996,124
18,015	Intuit Inc. †	569,454
435,642	Microsoft Corporation (a)	15,508,855
18,943	Novell, Inc. †	130,138
213,520	Oracle Corporation †	4,821,282
46,959	Symantec Corporation †	757,918

		26,168,632

Total Information Technology		116,871,198

Materials — 3.2%
Chemicals — 1.8%
11,662	Air Products and Chemicals, Inc.	1,150,223
3,033	Ashland Inc.	143,855
51,135	Dow Chemical Company (The)	2,015,742
48,680	E.I. du Pont de Nemours and Company	2,146,301
4,387	Eastman Chemical Company	268,002
9,457	Ecolab, Inc.	484,293
6,261	Hercules, Inc.	121,150
4,403	International Flavors & Fragrances, Inc.	211,916
29,607	Monsanto Company	3,306,806
8,866	PPG Industries, Inc.	622,659
17,105	Praxair, Inc.	1,517,385
6,785	Rohm & Haas Company	360,080
7,040	Sigma-Aldrich Corporation	384,384

		12,732,796

Construction Materials — 0.1%
5,858	Vulcan Materials Company	463,309

Containers & Packaging — 0.1%
5,441	Ball Corporation	244,845
5,442	Bemis Company, Inc.	149,002
7,065	Pactiv Corporation †	188,141
8,745	Sealed Air Corporation	202,359

		784,347

See Notes to Financial Statements.

16

Shares		Value

Materials (Continued)
Metals & Mining — 1.0%
45,923	Alcoa, Inc.	$1,678,486
5,536	Allegheny Technologies Incorporated	478,310
20,679	Freeport-McMoRan Copper & Gold Inc., Class B	2,118,357
24,465	Newmont Mining Corporation	1,194,626
15,590	Nucor Corporation	923,240
4,742	Titanium Metals Corporation	125,426
6,395	United States Steel Corporation	773,219

		7,291,664

Paper & Forest Products — 0.2%
23,182	International Paper Company	750,633
10,003	MeadWestvaco Corporation	313,094
11,345	Weyerhaeuser Company	836,581

		1,900,308

Total Materials		23,172,424

Telecommunication Services — 3.5%
Diversified Telecommunication Services — 3.1%
328,383	AT&T Inc.	13,647,598
5,976	CenturyTel, Inc.	247,765
17,747	Citizens Communications Company	225,919
8,274	Embarq Corporation	409,811
85,021	Qwest Communications International, Inc. †	595,997
156,500	Verizon Communications Inc.	6,837,485
25,833	Windstream Corporation	336,346

		22,300,921

Wireless Telecommunication Services — 0.4%
21,915	American Tower Corporation, Class A †	933,579
153,997	Sprint Nextel Corporation	2,021,980

		2,955,559

Total Telecommunication Services		25,256,480

Utilities — 3.5%
Electric Utilities — 2.0%
9,001	Allegheny Energy, Inc.	572,554
21,658	American Electric Power Company, Inc.	1,008,396
68,279	Duke Energy Corporation	1,377,187
17,641	Edison International	941,500
10,524	Entergy Corporation	1,257,828

See Notes to Financial Statements.

17

Munder Index 500 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Electric Utilities (Continued)
35,734	Exelon Corporation	$2,917,324
16,505	FirstEnergy Corp.	1,193,972
22,041	FPL Group, Inc.	1,493,939
10,843	Pepco Holdings, Inc.	318,025
5,435	Pinnacle West Capital Corporation	230,498
20,152	PPL Corporation	1,049,718
14,034	Progress Energy, Inc.	679,667
41,122	Southern Company (The)	1,593,478

		14,634,086

Gas Utilities — 0.1%
2,443	Nicor, Inc.	103,461
9,353	Questar Corporation	505,997

		609,458

Independent Power Producers & Energy Traders — 0.3%
36,237	AES Corporation (The) †	775,109
9,781	Constellation Energy Group, Inc.	1,002,846
26,843	Dynegy Inc., Class A †	191,659

		1,969,614

Multi-Industry — 1.1%
11,262	Ameren Corporation	610,513
17,394	CenterPoint Energy, Inc.	297,959
12,187	CMS Energy Corporation	211,810
14,701	Consolidated Edison, Inc.	718,144
31,666	Dominion Resources, Inc.	1,502,552
8,864	DTE Energy Company	389,661
4,129	Integrys Energy Group, Inc.	213,428
14,845	NiSource, Inc.	280,422
19,170	PG&E Corporation	826,035
13,770	Public Service Enterprise Group, Inc.	1,352,765
14,154	Sempra Energy	875,850

See Notes to Financial Statements.

18

Shares		Value

Utilities (Continued)
Multi-Industry (Continued)
11,407	TECO Energy, Inc.	$196,315
22,737	Xcel Energy, Inc.	513,174

		7,988,628

Total Utilities		25,201,786

TOTAL COMMON STOCKS
(Cost $314,657,506)		696,258,674

INVESTMENT COMPANY SECURITIES — 3.6%
Financials — 0.1%
10,381	American Capital Strategies, Ltd.	342,158

Multi-Industry — 3.5%
25,475,521	Institutional Money Market Fund (b)	25,475,521

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $25,960,990)		25,817,679

Principal
Amount

U.S. TREASURY BILL — 0.3%
(Cost $1,992,092)
$2,000,000	4.75% due 01/31/2008 (a),(c)	1,992,091

TOTAL INVESTMENTS
(Cost $342,610,588)	100.3%	724,068,444
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(2,081,359)

NET ASSETS	100.0%	$721,987,085

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(b)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

(c)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

19

Munder Index 500 Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $316,895,329)	$698,236,978
Securities of affiliated companies (cost — $25,715,259)	25,831,466

Total Investments	724,068,444
Dividends receivable	1,101,525
Receivable for investment securities sold	600,347
Receivable for Fund shares sold	380,307
Prepaid expenses and other assets	47,660

Total Assets	726,198,283

LIABILITIES:
Payable for investment securities purchased	659,102
Payable for Fund shares redeemed	2,645,976
Transfer agency/record keeping fees payable	348,064
Variation margin payable on open futures contracts	157,700
Distribution and shareholder servicing fees payable — Class A, B and R Shares	116,876
Administration fees payable	67,666
Trustees’ fees and expenses payable	63,837
Shareholder servicing fees payable — Class K Shares	36,645
Custody fees payable	17,678
Investment advisory fees payable	2,631
Accrued expenses and other payables	95,023

Total Liabilities	4,211,198

NET ASSETS	$721,987,085

Investments, at cost	$342,610,588

See Notes to Financial Statements.

20

NET ASSETS consist of:
Undistributed net investment income	$25,980
Accumulated net realized gain on investments sold	1,159,897
Net unrealized appreciation of investments	381,155,012
Paid-in capital	339,646,196

$721,987,085

NET ASSETS:
Class A Shares	$406,638,381

Class B Shares	$62,137,848

Class K Shares	$170,651,950

Class R Shares	$6,453,662

Class Y Shares	$76,105,244

SHARES OUTSTANDING:
Class A Shares	13,957,850

Class B Shares	2,132,103

Class K Shares	5,860,721

Class R Shares	221,549

Class Y Shares	2,606,962

CLASS A SHARES:
Net asset value and redemption price per share	$29.13

Maximum sales charge	2.50%
Maximum offering price per share	$29.88

CLASS B SHARES:
Net asset value and offering price per share*	$29.14

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$29.12

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$29.13

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$29.19

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Index 500 Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$58,473
Dividends on securities of unaffiliated companies	7,501,896
Dividends on securities of affiliated companies	469,220

Total Investment Income	8,029,589

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	543,719
Class B Shares	330,030
Class R Shares	10,474
Shareholder servicing fees:
Class K Shares	235,254
Investment advisory fees	496,486
Administration fees	414,600
Transfer agency/record keeping fees	394,385
Custody fees	87,929
Registration and filing fees	33,267
Legal and audit fees	31,367
Trustees’ fees and expenses	12,913
Other	88,332

Total Expenses	2,678,756
Fees waived by Distributor	(165,015)

Net Expenses	2,513,741

NET INVESTMENT INCOME	5,515,848

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated companies	40,212,913
Security transactions of affiliated companies	11,044
Futures contracts	(1,324,322)
Net change in unrealized appreciation/(depreciation) of:
Securities	(57,780,939)
Futures contracts	238,149

Net realized and unrealized loss on investments	(18,643,155)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,127,307)

See Notes to Financial Statements.

22

Munder Index 500 Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$5,515,848	$11,332,457
Net realized gain from security transactions and futures contracts	38,899,635	62,387,063
Net change in net unrealized appreciation/(depreciation) of securities and futures contracts	(57,542,790)	79,767,828

Net increase/(decrease) in net assets resulting from operations	(13,127,307)	153,487,348
Dividends to shareholders from net investment income:
Class A Shares	(3,102,555)	(6,531,610)
Class B Shares	(388,340)	(775,024)
Class K Shares	(1,313,628)	(2,902,466)
Class R Shares	(33,902)	(18,405)
Class Y Shares	(669,480)	(1,256,755)
Distributions to shareholders from net realized gains:
Class A Shares	(18,280,811)	—
Class B Shares	(2,786,722)	—
Class K Shares	(7,744,511)	—
Class R Shares	(278,665)	—
Class Y Shares	(3,398,779)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(24,829,004)	(87,952,342)
Class B Shares	(2,588,221)	(19,547,843)
Class K Shares	(24,751,804)	(39,311,368)
Class R Shares	4,256,667	2,204,662
Class Y Shares	1,846,242	(6,236,367)
Short-term trading fees	10,056	53,214

Net decrease in net assets	(97,180,764)	(8,786,956)
NET ASSETS:
Beginning of period	819,167,849	827,954,805

End of period	$721,987,085	$819,167,849

Undistributed net investment income	$25,980	$18,037

See Notes to Financial Statements.

23

Munder Index 500 Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$27,772,014	$78,810,186
Issued as reinvestment of dividends and distributions	16,528,369	5,160,781
Redeemed	(69,129,387)	(171,923,309)

Net decrease	$(24,829,004)	$(87,952,342)

Class B Shares:
Sold	$1,096,782	$2,831,081
Issued as reinvestment of dividends and distributions	2,369,756	570,461
Redeemed*	(6,054,759)	(22,949,385)

Net decrease	$(2,588,221)	$(19,547,843)

Class K Shares:
Sold	$10,257,052	$22,940,477
Issued as reinvestment of dividends and distributions	6,367,310	2,074,443
Redeemed	(41,376,166)	(64,326,288)

Net decrease	$(24,751,804)	$(39,311,368)

Class R Shares:
Sold	$4,584,732	$2,956,519
Issued as reinvestment of dividends and distributions	312,566	18,405
Redeemed	(640,631)	(770,262)

Net increase	$4,256,667	$2,204,662

Class Y Shares:
Sold	$6,115,271	$8,892,186
Issued as reinvestment of dividends and distributions	3,567,685	1,078,251
Redeemed	(7,836,714)	(16,206,804)

Net increase/(decrease)	$1,846,242	$(6,236,367)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

24

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	900,903	2,729,743
Issued as reinvestment of dividends and distributions	558,324	174,877
Redeemed	(2,226,486)	(5,856,322)

Net decrease	(767,259)	(2,951,702)

Class B Shares:
Sold	36,231	97,396
Issued as reinvestment of dividends and distributions	80,086	19,317
Redeemed*	(196,060)	(809,313)

Net decrease	(79,743)	(692,600)

Class K Shares:
Sold	333,842	787,652
Issued as reinvestment of dividends and distributions	215,240	70,243
Redeemed	(1,345,225)	(2,197,570)

Net decrease	(796,143)	(1,339,675)

Class R Shares:
Sold	147,027	102,237
Issued as reinvestment of dividends and distributions	10,601	614
Redeemed	(20,892)	(25,805)

Net increase	136,736	77,046

Class Y Shares:
Sold	196,338	307,805
Issued as reinvestment of dividends and distributions	120,249	36,399
Redeemed	(250,325)	(554,991)

Net increase/(decrease)	66,262	(210,787)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

25

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$31.24		$26.42	$24.80	$23.81	$20.33	$20.65

Income/(loss) from investment operations:
Net investment income	0.22		0.40	0.34	0.36	0.23	0.20
Net realized and unrealized gain/(loss) on investments	(0.74)		4.82	1.63	0.99	3.48	(0.32)

Total from investment operations	(0.52)		5.22	1.97	1.35	3.71	(0.12)

Less distributions:
Dividends from net investment income	(0.23)		(0.40)	(0.35)	(0.36)	(0.23)	(0.20)
Distributions from net realized gains	(1.36)		0.00	0.00	0.00	0.00	0.00

Total distributions	(1.59)		(0.40)	(0.35)	(0.36)	(0.23)	(0.20)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$29.13		$31.24	$26.42	$24.80	$23.81	$20.33

Total return(d)	(1.73)%		19.86%	7.95%	5.67%	18.33%	(0.47)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$406,638		$460,012	$467,002	$459,667	$436,216	$373,247
Ratio of operating expenses to average net assets	0.65	%(e)	0.64%	0.66%	0.65%	0.67%	0.70%
Ratio of net investment income to average net assets	1.43	%(e)	1.34%	1.29%	1.48%	1.03%	1.09%
Portfolio turnover rate	2%		3%	6%	4%	2%	8%
Ratio of operating expenses to average net assets without expense waivers	0.65	%(e)	0.64%	0.66%	0.65%	0.68%	0.70%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 9, 1992 and October 31, 1995, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

26

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$31.25		$26.43	$24.80	$23.82	$20.33	$20.65

0.18		0.30	0.25	0.29	0.17	0.16

(0.74)		4.85	1.66	0.99	3.50	(0.32)

(0.56)		5.15	1.91	1.28	3.67	(0.16)

(0.19)		(0.33)	(0.28)	(0.30)	(0.18)	(0.16)

(1.36)		0.00	0.00	0.00	0.00	0.00

(1.55)		(0.33)	(0.28)	(0.30)	(0.18)	(0.16)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

$29.14		$31.25	$26.43	$24.80	$23.82	$20.33

(1.85)%		19.55%	7.72%	5.37%	18.08%	(0.72)%

$62,138		$69,120	$76,756	$135,069	$215,549	$227,447

0.90	%(e)	0.89%	0.91%	0.90%	0.92%	0.95%

1.18	%(e)	1.08%	1.04%	1.23%	0.78%	0.84%
2%		3%	6%	4%	2%	8%

1.40	%(e)	1.39%	1.41%	1.40%	1.43%	1.45%

See Notes to Financial Statements.

27

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	K Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$31.22		$26.41	$24.79	$23.80	$20.32	$20.64

Income/(loss) from investment operations:
Net investment income	0.22		0.39	0.35	0.36	0.23	0.21
Net realized and unrealized gain/(loss) on investments	(0.73)		4.82	1.62	0.99	3.48	(0.33)

Total from investment operations	(0.51)		5.21	1.97	1.35	3.71	(0.12)

Less distributions:
Dividends from net investment income	(0.23)		(0.40)	(0.35)	(0.36)	(0.23)	(0.20)
Distributions from net realized gains	(1.36)		0.00	0.00	0.00	0.00	0.00

Total distributions	(1.59)		(0.40)	(0.35)	(0.36)	(0.23)	(0.20)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$29.12		$31.22	$26.41	$24.79	$23.80	$20.32

Total return(d)	(1.70)%		19.83%	7.95%	5.68%	18.34%	(0.47)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$170,652		$207,857	$211,158	$273,790	$299,782	$307,427
Ratio of operating expenses to average net assets	0.65	%(e)	0.64%	0.66%	0.65%	0.67%	0.70%
Ratio of net investment income to average net assets	1.42	%(e)	1.34%	1.29%	1.48%	1.03%	1.09%
Portfolio turnover rate	2%		3%	6%	4%	2%	8%
Ratio of operating expenses to average net assets without expense waivers	0.65	%(e)	0.64%	0.66%	0.65%	0.68%	0.70%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on December 7, 1992 and July 29, 2004, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

28

R Shares
Period Ended		Year	Year	Period
12/31/07(b)		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)

$31.24		$26.42	$24.80	$22.98

0.19		0.33	0.27	0.32

(0.75)		4.82	1.63	1.81

(0.56)		5.15	1.90	2.13

(0.19)		(0.33)	(0.28)	(0.31)

(1.36)		0.00	0.00	0.00

(1.55)		(0.33)	(0.28)	(0.31)

0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)

$29.13		$31.24	$26.42	$24.80

(1.85)%		19.56%	7.68%	9.26%

$6,454		$2,649	$205	$17

0.91	%(e)	0.88%	0.91%	0.90	%(e)

1.19	%(e)	1.10%	1.04%	1.24	%(e)
2%		3%	6%	4%

0.91	%(e)	0.88%	0.91%	0.90	%(e)

See Notes to Financial Statements.

29

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$31.30		$26.47	$24.84	$23.85	$20.37	$20.68

Income/(loss) from investment operations:
Net investment income	0.26		0.48	0.44	0.44	0.29	0.25
Net realized and unrealized gain/(loss) on investments	(0.74)		4.83	1.60	0.97	3.48	(0.31)

Total from investment operations	(0.48)		5.31	2.04	1.41	3.77	(0.06)

Less distributions:
Dividends from net investment income	(0.27)		(0.48)	(0.41)	(0.42)	(0.29)	(0.25)
Distributions from net realized gains	(1.36)		0.00	0.00	0.00	0.00	0.00

Total distributions	(1.63)		(0.48)	(0.41)	(0.42)	(0.29)	(0.25)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$29.19		$31.30	$26.47	$24.84	$23.85	$20.37

Total return(d)	(1.60)%		20.16%	8.20%	5.97%	18.59%	(0.17)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,105		$79,529	$72,834	$80,418	$87,010	$72,148
Ratio of operating expenses to average net assets	0.40	%(e)	0.39%	0.41%	0.40%	0.42%	0.45%
Ratio of net investment income to average net assets	1.68	%(e)	1.59%	1.54%	1.73%	1.28%	1.34%
Portfolio turnover rate	2%		3%	6%	4%	2%	8%
Ratio of operating expenses to average net assets without expense waivers	0.40	%(e)	0.39%	0.41%	0.40%	0.43%	0.45%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

30

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”), a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

31

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information.

Futures Contracts: During the period ended December 31, 2007, the Fund used futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with

32

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

33

Munder Index 500 Fund
 Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.20% on the first $250 million; 0.12% on the next $250 million; and 0.07% on assets exceeding $500 million. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1286% for advisory services. Pursuant to a sub-advisory agreement with the Advisor, World Asset Management, Inc. (“World”) is responsible for the management of the Fund, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, World is entitled to receive from the Advisor a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 0.12% on the first $10 million; 0.10% on the next $40 million; 0.08% on the next $50 million; 0.04% on the next $100 million; and 0.02% on assets exceeding $200 million.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $414,600 before payment of sub-administration fees and $277,267 after payment of

34

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1074% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated companies in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $17,983 in advisory fees before waivers and expense reimbursements ($1,080 after waivers and expense reimbursements) and $7,420 in administration fees.

Comerica Bank is an affiliate of World, and as of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2007, Comerica Bank was paid $2,655 for its administrative, record keeping and other related services provided to the Fund. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $7 from commissions on sales of Class A Shares for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII

35

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, World, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to Class A, Class B, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor (“Distributor”).

No payments are made under the Plan with regard to Class Y Shares.

During the period ended December 31, 2007, the Distributor voluntarily waived 0.50% of 12b-1 fees for Class B Shares of the Fund. For the period ended December 31, 2007, this waiver amounted to $165,015 and is reflected as fees waived by Distributor in the accompanying Statement of Operations.

36

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $155 to Comerica Securities and $235,661 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class K and Class R shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $13,549,750 and $83,770,441, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $397,620,884, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $16,163,028 and net appreciation for financial reporting purposes was $381,457,856. At December 31, 2007, aggregate cost for financial reporting purposes was $342,610,588.

At December 31, 2007, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Depreciation

S&P 500® Index, March 2008	76	$28,369,644	$28,066,800	$(302,844)

6.	Transactions with “Affiliated Companies”

The term “affiliated companies” includes any company with control over an investment advisor or sub-advisor to the Fund. At, or during the period ended December 31, 2007, the Fund held securities of the following affiliated company:

	Value at	Purchased		Sold		Value at	Realized	Dividend
Affiliated Company	6/30/07	Cost	Shares	Proceeds	Shares	12/31/07	Gain	Income
Comerica Incorporated	$549,324	$—	—	$53,879	1,060	$355,945	$11,044	$11,114

7.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not

37

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $3,686.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

During the year ended June 30, 2007, distributions of $11,484,260 were paid to shareholders from ordinary income on a tax basis.

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Undistributed	Unrealized
Income	Capital Gains	Appreciation	Total

$70,031	$2,795,717	$430,651,835	$433,517,583

The differences between book and tax distributable earnings are primarily due to wash sales, tax accounting for futures contracts, real estate investment trust basis adjustments and deferred trustees’ fees.

The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $53,836,406.

38

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

10.	Subsequent Event

Effective February 1, 2008, the Distributor began voluntarily waiving 0.10% of 12b-1 fees for Class A Shares of the Fund.

11.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. World will vote proxies for the Fund in a manner that complies with these proxy voting policies and procedures.

13.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

39

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41

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

SUB-ADVISOR

World Asset Management, Inc.
255 East Brown Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINDEX1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Intermediate
Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. A significant portion of the Fund is invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly in periods of declining interest rates. The Fund also invests in Yankee securities (i.e., dollar-denominated securities of foreign issuers), which involve additional risks due to foreign economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Peter Root and Michael Vandenbossche

The Fund generated a 3.66% return for the six months ended December 31, 2007, relative to the 5.86% return for the Lehman Brothers Intermediate Government/Credit Index and a 3.71% median return for the Lipper universe of short-intermediate investment grade debt funds.

The Fund benefited from a positive market environment for bond investors in general, but underperformed its Lehman Brothers benchmark. For the six months ended December 31, 2007, the relative performance of the Fund was held back by its underweight in U.S. Treasuries and its overweight in both commercial mortgage-backed securities and asset-backed securities. The Fund’s exposure to subprime lending through credit default swap contracts on Residential Capital, LLC bonds also had a significant negative impact on the Fund’s relative returns.

During the six-month period, the Fund continued to move to a bullet maturity structure, with the targeted maturity reached through a combination of shorter-term and longer-term securities. The maturity structure of the Fund had little impact on the Fund’s relative performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Intermediate Government/Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short-intermediate investment grade debt funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,035.20	$5.32	1.04%
Class B	$1,000.00	$1,030.30	$9.14	1.79%
Class C	$1,000.00	$1,030.20	$9.13	1.79%
Class K	$1,000.00	$1,034.20	$5.32	1.04%
Class Y	$1,000.00	$1,036.60	$4.04	0.79%

Hypothetical
Class A	$1,000.00	$1,019.91	$5.28	1.04%
Class B	$1,000.00	$1,016.14	$9.07	1.79%
Class C	$1,000.00	$1,016.14	$9.07	1.79%
Class K	$1,000.00	$1,019.91	$5.28	1.04%
Class Y	$1,000.00	$1,021.17	$4.01	0.79%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 8.3%
Auto Loan — 0.8%
$2,000,000	DaimlerChrysler Auto Trust, Series 2007-A, Class A4, 5.280% due 03/08/2013	$2,023,649

Credit Card — 5.5%
1,560,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.578% due 03/15/2011 (b)	1,568,997
4,500,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.450% due 05/10/2013	4,648,455
2,400,000	MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7, 5.128% due 12/15/2011 (b),(c)	2,395,374
5,050,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012 (c)	5,442,495

		14,055,321

Home Equity Loans — 0.1%
107,435	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	107,239
282,944	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.155% due 03/25/2033 (b)	277,545

		384,784

Time Share Receivables — 0.8%
2,209,541	Marriott Vacation Club Owner Trust, Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (c),(d),(e),(f)	2,177,476

Utilities — 0.4%
1,053,667	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	1,057,598

See Notes to Financial Statements.

1

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Other — 0.7%
$1,025,343	American General, Series 2000-1A, Class B1, 144A, 6.673% due 08/24/2012 (b),(d),(e),(g),(i)	$1,020,217
1,800,000	ELM BV, 144A, YNK, 20.926% due 06/20/2013 (b),(d),(e),(h),(i)	800,100

		1,820,317

TOTAL ASSET-BACKED SECURITIES
(Cost $22,583,899)		21,519,145

CORPORATE BONDS AND NOTES — 51.7%
Financials — 29.6%
5,000,000	AIG SunAmerica Institutional, MTN, YNK, 5.750% due 02/16/2009 (c)	5,080,230
1,890,000	Allied Capital Corporation, 6.625% due 07/15/2011	1,901,429
2,000,000	Banco Mercantil del Norte S.A., 144A, YNK, (becomes variable February 2009), 5.875% due 02/17/2014 (b),(d),(e),(h)	1,979,000
3,315,000	Bank of New York Company, Inc., (becomes variable March 2008), 3.400% due 03/15/2013	3,295,690

4,890,000	Citigroup, Inc., 6.000% due 08/15/2017	4,988,964
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,995,822
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009	1,525,846
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,445,882
1,000,000	Ford Motor Credit Company, 5.800% due 01/12/2009	949,195
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010 (c)	6,889,688
985,000	HSBC Finance Corporation, 5.500% due 01/19/2016 (a)	961,296
3,595,000	IBM International Group Capital, 5.050% due 10/22/2012 (a)	3,662,173

See Notes to Financial Statements.

2

Principal
Amount		Value

Financials (Continued)
$3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	$2,962,830
5,000,000	Inter-American Development Bank, YNK, 7.375% due 01/15/2010 (a)	5,370,925
2,650,000	International Lease Finance Corporation, MTN, 4.375% due 11/01/2009	2,628,463
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,671,117
700,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009 (i)	724,379
1,695,000	PNC Funding Corp., 5.625% due 02/01/2017 (a)	1,649,667
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,806,381
1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049	1,574,640
1,820,000	SLM Corporation, MTN, 5.244% due 07/26/2010 (b)	1,675,257
3,000,000	Stancorp Financial Group, 6.900% due 05/29/2067 (b)	2,825,100
800,000	Suntrust Bank, 5.450% due 12/01/2017	765,486
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011), 7.247% due 06/26/2049	5,249,080
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015 (a)	2,689,229

		76,267,769

Industrials — 19.7%
4,000,000	Abbott Laboratories, 5.875% due 05/15/2016 (a)	4,178,196
1,500,000	Allied Waste North America, Inc., 6.375% due 04/15/2011	1,485,000
3,485,000	American Standard, Inc., 7.375% due 02/01/2008	3,489,157
2,100,000	AstraZeneca PLC, 5.400% due 09/15/2012	2,171,081

See Notes to Financial Statements.

3

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
	Centex Corp.:
$1,000,000	5.800% due 09/15/2009 (a)	$921,028
4,000,000	6.500% due 05/01/2016 (a)	3,555,096
2,230,000	Coca-Cola Co., 5.350% due 11/15/2017 (a)	2,284,729
1,552,000	Coca-Cola Enterprises, Inc., 8.500% due 02/01/2022 (a)	1,946,095
4,475,000	Corporacion Andina de Fomento, YNK, 5.125% due 05/05/2015	4,323,678
2,000,000	General Motors Corporation, 7.200% due 01/15/2011 (a)	1,840,000
2,945,000	Home Depot Inc., 5.400% due 03/01/2016	2,790,237
2,155,000	Lowe’s Companies Inc., 6.100% due 09/15/2017 (a)	2,213,928
5,000,000	Safeway, Inc., 6.350% due 08/15/2017	5,211,330
1,470,000	Swift Energy Co., 7.625% due 07/15/2011	1,477,350
5,000,000	Union Texas Petroleum Holdings, Inc., MAPS, (becomes variable April 2008), 7.000% due 04/15/2008	5,044,615
2,400,000	Waste Management Inc., 6.875% due 05/15/2009	2,463,996
1,500,000	Westlake Chemical Corp., 6.625% due 01/15/2016	1,417,500
4,000,000	WMC Finance USA, YNK, 5.125% due 05/15/2013 (a)	3,942,880

		50,755,896

Utilities — 2.4%
2,735,000	Cleveland Electric Illumination Co., 5.700% due 04/01/2017	2,670,717
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,468,668

		6,139,385

TOTAL CORPORATE BONDS AND NOTES
(Cost $134,591,949)		133,163,050

See Notes to Financial Statements.

4

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES — 25.1%
Collateralized Mortgage Obligations (CMO) – Agency — 11.0%
	FHLMC:
$1,813,406	Series 1650 Class J, 6.500% due 06/15/2023 (c)	$1,830,171
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	4,022,959
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	8,040,472
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,531,709
5,000,000	Series 3022, Class MB, 5.000% due 12/15/2028	5,027,379
3,000,000	Series 3098, Class PC, 5.000% due 03/15/2029	3,012,931
	FNMA:
1,053,924	Series 2003-63, Class GU, 4.000% due 07/25/2033	1,044,100
903,727	Series 2006-97, Class MA, 6.000% due 06/25/2016	916,628

		28,426,349

Commercial Mortgage-Backed Securities — 10.0%
357,965	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	358,623
6,000,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042	5,966,198
1,915,000	First Union National Bank – Chase Commercial Mortgage, Series 1999-C2, Class C, 6.944% due 06/15/2031	1,963,871
	GE Capital Commercial Mortgage Corporation:
2,000,000	Series 2003-C2, Class A4, 5.145% due 07/10/2037 (c)	2,018,384
6,000,000	Series 2005-C1, Class A2, 4.353% due 06/10/2048 (c)	5,926,063

See Notes to Financial Statements.

5

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage-Backed Securities (Continued)
$3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	$2,985,307
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.647% due 05/15/2043 (b)	6,598,289

		25,816,735

Mortgage Pass-Through Securities — 4.1%
	FHLMC:
46,430	Pool #A00813, Gold, 9.000% due 10/01/2020	49,586
219,734	Pool #F70013, Gold, 7.000% due 12/01/2011	226,683
	FNMA:
140,999	Pool #070225, 7.500% due 08/01/2018	149,845
335,832	Pool #250550, 6.500% due 05/01/2026	348,916
494,879	Pool #251518, 6.000% due 02/01/2013	508,268
590,418	Pool #251760, 6.000% due 06/01/2013	605,307
261,741	Pool #323406, 6.079% due 11/01/2008	262,470
116,577	Pool #490365, 7.045% due 12/01/2028 (b)	118,296
1,326,160	Pool #555290, 4.926% due 02/01/2013 (c)	1,344,133
727,726	Pool #790362, 4.897% due 08/01/2034 (b)	726,464
4,717,090	Pool #780620, 5.500% due 05/01/2034	4,720,588

See Notes to Financial Statements.

6

Principal
Amount		Value

Mortgage Pass-Through Securities (Continued)
	GNMA:
$100,872	Pool #780077, 8.000% due 03/15/2025	$108,876
1,316,324	Pool #781008, 6.000% due 03/15/2029	1,352,497

		10,521,929

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $64,466,625)		64,765,013

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Government Sponsored Enterprises (GSE) — 4.9%
	FHLB:
1,050,000	4.875% due 11/18/2011 (a)	1,089,532
2,000,000	5.125% due 06/13/2008 (c)	2,005,312
4,850,000	5.500% due 08/13/2014 (a)	5,227,485
1,200,000	FHLMC, 4.875% due 11/15/2013	1,251,280
	FNMA:
2,300,000	5.000% due 05/11/2017 (a)	2,381,786
625,000	7.125% due 06/15/2010 (a)	676,178

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,235,376)		12,631,573

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bonds — 1.9%
3,795,000	7.500% due 11/15/2016 (a)	4,763,613

U.S. Treasury Notes — 7.4%
2,250,000	4.250% due 09/30/2012 (a)	2,328,926
4,700,000	4.250% due 11/15/2013 (a)	4,872,946
3,165,000	4.625% due 07/31/2012 (a)	3,323,250
3,800,000	4.625% due 02/15/2017 (a)	3,972,782
3,675,000	7.250% due 05/15/2016 (a)	4,519,103
100,000	4.750% due 08/15/2017 (a)	105,617

		19,122,624

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,777,107)		23,886,237

See Notes to Financial Statements.

7

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
(Cost $1,996,685)
Government — 0.8%
$2,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010 (a)	$1,982,878

Shares
COLLATERAL FOR SECURITIES ON LOAN — 21.1%
(Cost $54,378,159)
54,378,159	State Street Navigator Securities Lending Trust – Prime Portfolio (j)	54,378,159

TOTAL INVESTMENTS
(Cost $313,029,800)	121.2%	312,326,055
OTHER ASSETS AND LIABILITIES (Net)	(21.2)	(54,533,838)

NET ASSETS	100.0%	$257,792,217

(a)	Security, or a portion thereof, is on loan.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2007.

(c)	Security, or a portion thereof, is designated on the Fund’s books as collateral for futures contracts and/or credit default swaps.

(d)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(g)	Security subject to restrictions on resale that has been deemed by the Pricing Committee to be liquid.

See Notes to Financial Statements.

8

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $2,779,100, 1.1% of net assets.

Security	Acquisition Date	Cost

Banco Mercantil Del Norte S.A., 144A, YNK, 5.875% due 02/17/2014	02/10/2004	$1,997,775
ELM BV, 144A, YNK, 20.926% due 06/20/2013	06/13/2006	1,800,000

(i)	Fair valued security as of December 31, 2007, (see Notes to Financial Statements, Note 2). At December 31, 2007, these securities represent $2,544,696, 1.0% of net assets.

(j)	At December 31, 2007, the market value of the securities on loan is $53,565,544.

OPEN CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT DECEMBER 31, 2007

			Fixed Payments	Unrealized
Swap Counterparty/	Notional	Termination	Received/(Paid)	Appreciation/
Referenced Debt	Amount	Date	per Annum	(Depreciation)

Swaps Purchased:
Bank of America Centex Corp.
6.500% due 05/01/2016	$4,000,000	6/20/2016	(0.84)%	$549,445
Residential Capital, LLC
6.500% due 05/01/2016	5,500,000	6/20/2017	(1.96)%	1,911,821
Safeway Inc.
5.800% due 08/15/2012	5,000,000	9/20/2017	(0.53)%	(17,359)
Swaps Sold:
Bank of America
Residential Capital, LLC
6.5% due 04/17/2013	8,600,000	6/20/2012	1.60%	(2,953,117)

				$(509,210)

ABBREVIATIONS:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MAPS	— Mandatory Putable Remarketable Security
MTN	— Medium Term Note
YNK	— Yankee Security

See Notes to Financial Statements.

9

Munder Intermediate Bond Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)*	$312,326,055
Interest receivable	3,181,170
Dividends receivable	140
Receivable for Fund shares sold	862,130
Deposits with brokers for credit default swap contracts	1,657,912
Deposits with brokers for futures contracts	242,842
Variation margin receivable on open futures contracts	68,050
Prepaid expenses and other assets	35,209

Total Assets	318,373,508

LIABILITIES:
Custodian overdraft payable	5,090,277
Payable for Fund shares redeemed	414,396
Payable upon return of securities loaned	54,378,159
Unrealized depreciation on credit default swap contracts	509,210
Trustees’ fees and expenses payable	48,380
Transfer agency/record keeping fees payable	38,737
Shareholder servicing fees payable — Class K Shares	32,539
Administration fees payable	30,817
Custody fees payable	6,324
Investment advisory fees payable	3,545
Distribution and shareholder servicing fees payable — Class A, B and C Shares	2,905
Accrued expenses and other payables	26,002

Total Liabilities	60,581,291

NET ASSETS	$257,792,217

Investments, at cost	$313,029,800

*	Including $53,565,544 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(1,182,818)
Accumulated net realized loss on investments sold	(22,543,038)
Net unrealized depreciation of investments	(1,144,905)
Paid-in capital	282,662,978

$257,792,217

NET ASSETS:
Class A Shares	$7,412,467

Class B Shares	$810,089

Class C Shares	$759,830

Class K Shares	$153,018,772

Class Y Shares	$95,791,059

SHARES OUTSTANDING:
Class A Shares	812,833

Class B Shares	89,118

Class C Shares	83,204

Class K Shares	16,814,704

Class Y Shares	10,520,211

CLASS A SHARES:
Net asset value and redemption price per share	$9.12

Maximum sales charge	4.00%
Maximum offering price per share	$9.50

CLASS B SHARES:
Net asset value and offering price per share*	$9.09

CLASS C SHARES:
Net asset value and offering price per share*	$9.13

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.10

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.11

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Intermediate Bond Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$6,828,830
Dividends on securities of affiliated company	69,535
Securities lending, net of borrower rebates	92,418

Total Investment Income	6,990,783

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	9,792
Class B Shares	4,425
Class C Shares	4,248
Shareholder servicing fees:
Class K Shares	205,319
Investment advisory fees	674,152
Administration fees	186,978
Transfer agency/record keeping fees	72,216
Custody fees	30,309
Registration and filing fees	25,844
Legal and audit fees	24,943
Trustees’ fees and expenses	13,372
Other	31,366

Total Expenses	1,282,964

NET INVESTMENT INCOME	5,707,819

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	228,852
Futures contracts	301,991
Credit default swap contracts	(872,384)
Net change in unrealized appreciation/(depreciation) of:
Securities	4,469,462
Futures contracts	143,856
Credit default swap contracts	(788,689)

Net realized and unrealized gain on investments	3,483,088

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,190,907

See Notes to Financial Statements.

12

Munder Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$5,707,819	$12,796,586
Net realized loss from security transactions, futures contracts and credit default swap contracts	(341,541)	(73,473)
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and credit default swap contracts	3,824,629	3,612,597

Net increase in net assets resulting from operations	9,190,907	16,335,710
Dividends to shareholders from net investment income:
Class A Shares	(207,119)	(391,088)
Class B Shares	(20,342)	(42,596)
Class C Shares	(19,265)	(42,010)
Class K Shares	(4,344,402)	(9,402,135)
Class Y Shares	(2,684,541)	(4,429,927)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(657,497)	(820,241)
Class B Shares	(91,368)	(428,246)
Class C Shares	(155,489)	32,253
Class K Shares	(25,742,721)	(46,479,265)
Class Y Shares	1,146,557	2,199,262

Net decrease in net assets	(23,585,280)	(43,468,283)
NET ASSETS:
Beginning of period	281,377,497	324,845,780

End of period	$257,792,217	$281,377,497

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(1,182,818)	$385,032

See Notes to Financial Statements.

13

Munder Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$941,567	$3,307,590
Issued as reinvestment of dividends	150,820	277,319
Redeemed	(1,749,884)	(4,405,150)

Net decrease	$(657,497)	$(820,241)

Class B Shares:
Sold	$58,500	$350,003
Issued as reinvestment of dividends	15,165	28,659
Redeemed*	(165,033)	(806,908)

Net decrease	$(91,368)	$(428,246)

Class C Shares:
Sold	$159,067	$581,517
Issued as reinvestment of dividends	10,305	20,826
Redeemed	(324,861)	(570,090)

Net increase/(decrease)	$(155,489)	$32,253

Class K Shares:
Sold	$7,349,152	$19,036,273
Issued as reinvestment of dividends	182,617	348,078
Redeemed	(33,274,490)	(65,863,616)

Net decrease	$(25,742,721)	$(46,479,265)

Class Y Shares:
Sold	$6,467,005	$14,333,051
Issued as reinvestment of dividends	2,222,613	3,367,397
Redeemed	(7,543,061)	(15,501,186)

Net increase	$1,146,557	$2,199,262

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	103,605	360,608
Issued as reinvestment of dividends	16,584	30,320
Redeemed	(192,393)	(481,322)

Net decrease	(72,204)	(90,394)

Class B Shares:
Sold	6,371	38,332
Issued as reinvestment of dividends	1,673	3,143
Redeemed*	(18,150)	(88,454)

Net decrease	(10,106)	(46,979)

Class C Shares:
Sold	17,468	63,448
Issued as reinvestment of dividends	1,131	2,273
Redeemed	(35,620)	(62,197)

Net increase/(decrease)	(17,021)	3,524

Class K Shares:
Sold	806,559	2,082,886
Issued as reinvestment of dividends	20,121	38,134
Redeemed	(3,662,521)	(7,202,920)

Net decrease	(2,835,841)	(5,081,900)

Class Y Shares:
Sold	711,073	1,568,118
Issued as reinvestment of dividends	244,735	368,714
Redeemed	(827,603)	(1,697,605)

Net increase	128,205	239,227

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

15

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.06		$9.01	$9.44	$9.42	$9.88	$9.50

Income/(loss) from investment operations:
Net investment income	0.19		0.37	0.34	0.32	0.32	0.39
Net realized and unrealized gain/(loss) on investments	0.12		0.10	(0.38)	0.08	(0.40)	0.41

Total from investment operations	0.31		0.47	(0.04)	0.40	(0.08)	0.80

Less distributions:
Dividends from net investment income	(0.25)		(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

Total distributions	(0.25)		(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

Net asset value, end of period	$9.12		$9.06	$9.01	$9.44	$9.42	$9.88

Total return(c)	3.52%		5.15%	(0.43)%	4.33%	(0.79)%	8.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,412		$8,015	$8,791	$9,093	$8,588	$10,222
Ratio of operating expenses to average net assets	1.04	%(d)	1.03%	1.02%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets	4.15	%(d)	4.07%	3.67%	3.33%	3.36%	3.98%
Portfolio turnover rate	35%		53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense reimbursements	1.04	%(d)	1.03%	1.02%	1.00%	1.00%	0.98%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 24, 1992 and October 25, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Annualized.

See Notes to Financial Statements.

16

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$9.03		$8.99	$9.42	$9.40	$9.85	$9.47

0.16		0.30	0.26	0.24	0.25	0.31

0.11		0.09	(0.37)	0.09	(0.39)	0.42

0.27		0.39	(0.11)	0.33	(0.14)	0.73

(0.21)		(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

(0.21)		(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

$9.09		$9.03	$8.99	$9.42	$9.40	$9.85

3.03%		4.38%	(1.17)%	3.56%	(1.43)%	7.87%

$810		$896	$1,314	$3,935	$7,812	$15,266

1.79	%(d)	1.78%	1.77%	1.75%	1.75%	1.73%

3.40	%(d)	3.30%	2.85%	2.57%	2.61%	3.23%
35%		53%	52%	63%	86%	87%

1.79	%(d)	1.78%	1.77%	1.75%	1.75%	1.73%

See Notes to Financial Statements.

17

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.07		$9.03	$9.46	$9.44	$9.89	$9.51

Income/(loss) from investment operations:
Net investment income	0.16		0.30	0.27	0.24	0.25	0.31
Net realized and unrealized gain/(loss) on investments	0.11		0.09	(0.38)	0.09	(0.39)	0.42

Total from investment operations	0.27		0.39	(0.11)	0.33	(0.14)	0.73

Less distributions:
Dividends from net investment income	(0.21)		(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

Total distributions	(0.21)		(0.35)	(0.32)	(0.31)	(0.31)	(0.35)

Net asset value, end of period	$9.13		$9.07	$9.03	$9.46	$9.44	$9.89

Total return(c)	3.02%		4.36%	(1.16)%	3.54%	(1.42)%	7.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$760		$909	$873	$1,252	$1,531	$1,937
Ratio of operating expenses to average net assets	1.79	%(d)	1.78%	1.76%	1.75%	1.75%	1.73%
Ratio of net investment income to average net assets	3.39	%(d)	3.32%	2.89%	2.58%	2.61%	3.23%
Portfolio turnover rate	35%		53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense reimbursements	1.79	%(d)	1.78%	1.76%	1.75%	1.75%	1.73%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on April 19, 1996 and November 20, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Annualized.

See Notes to Financial Statements.

18

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$9.04		$9.00	$9.43	$9.41	$9.86	$9.48

0.19		0.37	0.34	0.32	0.32	0.38

0.12		0.09	(0.38)	0.08	(0.39)	0.42

0.31		0.46	(0.04)	0.40	(0.07)	0.80

(0.25)		(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

(0.25)		(0.42)	(0.39)	(0.38)	(0.38)	(0.42)

$9.10		$9.04	$9.00	$9.43	$9.41	$9.86

3.42%		5.16%	(0.42)%	4.34%	(0.69)%	8.67%

$153,019		$177,589	$222,491	$270,367	$294,966	$238,012

1.04	%(d)	1.03%	1.02%	1.00%	1.00%	0.98%

4.15	%(d)	4.06%	3.66%	3.33%	3.36%	3.98%
35%		53%	52%	63%	86%	87%

1.04	%(d)	1.03%	1.02%	1.00%	1.00%	0.98%

See Notes to Financial Statements.

19

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$9.04		$9.00	$9.43	$9.41	$9.87	$9.49

Income/(loss) from investment operations:
Net investment income	0.20		0.40	0.36	0.34	0.35	0.41
Net realized and unrealized gain/(loss) on investments	0.13		0.08	(0.38)	0.09	(0.40)	0.42

Total from investment operations	0.33		0.48	(0.02)	0.43	(0.05)	0.83

Less distributions:
Dividends from net investment income	(0.26)		(0.44)	(0.41)	(0.41)	(0.41)	(0.45)

Total distributions	(0.26)		(0.44)	(0.41)	(0.41)	(0.41)	(0.45)

Net asset value, end of period	$9.11		$9.04	$9.00	$9.43	$9.41	$9.87

Total return(c)	3.66%		5.41%	(0.18)%	4.60%	(0.54)%	8.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$95,791		$93,969	$91,377	$89,788	$93,612	$81,411
Ratio of operating expenses to average net assets	0.79	%(d)	0.78%	0.77%	0.75%	0.75%	0.73%
Ratio of net investment income to average net assets	4.40	%(d)	4.32%	3.92%	3.58%	3.61%	4.23%
Portfolio turnover rate	35%		53%	52%	63%	86%	87%
Ratio of operating expenses to average net assets without expense reimbursements	0.79	%(d)	0.78%	0.77%	0.75%	0.75%	0.73%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

20

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

21

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type.

Futures Contracts: During the period ended December 31, 2007, the Fund entered into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract. In addition, the Fund designates additional collateral on its books up to the notional amount of the contract. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

22

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Credit Default Swap Contracts: The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of generating income or hedging the risk of default on portfolio securities. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged. As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

23

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

24

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $300 million of assets, and 0.45% based on assets exceeding $300 million. Prior to August 14, 2007, the Advisor was entitled to receive a fee based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion and 0.45% on assets exceeding $1 billion. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.50% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $186,978 before payment of sub-administration fees and $124,294 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1387% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31,

25

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $2,674 in advisory fees before waivers and reimbursements ($161 after waivers and expense reimbursements) and $1,103 in administration fees.

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $12,404 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

26

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $27 to Comerica Securities and $205,258 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $35,151,328 and $37,822,929, respectively, for the period ended December 31, 2007. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $58,338,849 and $71,596,487, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,617,173, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,320,918 and net depreciation for financial reporting purposes was

27

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

$703,745. At December 31, 2007, aggregate cost for financial reporting purposes was $313,029,800.

At December 31, 2007, the Fund had the following open financial futures contracts:

				Gross
				Unrealized
		Notional Value	Market Value	Appreciation/
	Contracts	of Contracts	of Contracts	(Depreciation)
U.S. Treasury Notes, March 2008 (long position)	145	$15,761,149	$15,990,782	$229,632
U.S. Treasury Notes, March 2008 (long position)	60	$12,605,292	$12,615,000	$9,708
U.S. Treasury Notes, March 2008 (short position)	128	$14,342,710	$14,514,000	$(171,290)

6.	Investment Concentration

As of December 31, 2007, more than 25% of the Fund’s assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

7.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $1,278.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

28

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from paydown gains and losses, premium amortization, and credit default swap gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$1,749,141	$(1,749,141)

During the year ended June 30, 2007, dividends of $14,307,756 were paid to shareholders from ordinary income on a tax basis.

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Post	Capital	Unrealized
Income	October Loss	Loss Carryover	Depreciation	Total

$702,558	$(261,604)	$(18,796,408)	$(8,392,498)	$(26,747,952)

The differences between book and tax distributable earnings are primarily due to wash sales, premium amortization adjustments, mark-to-market of futures contracts, credit default swap mark-to-market and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $18,796,408 of unused capital losses of which $4,995,681, $5,157,371, $855,528, $2,891,275 and $4,896,553 expire in 2008, 2009, 2013, 2014 and 2015, respectively.

Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2006 and June 30, 2007 of $261,604.

29

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNIMDBD1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder International
Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. International bond funds tend to fluctuate in value more than domestic bond funds, but less than stock funds. However, investors in any fixed income securities should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by currency exposure. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 CURRENCY EXPOSURE

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Sharon Fayolle, James Kelts and Peter Root

The Fund posted a 10.41% return for the six months ended December 31, 2007, compared to the 12.32% return for its Citigroup Non-U.S. Dollar World Government Bond Index and the 8.87% median return for the Lipper universe of international income funds.

The return of the Citigroup Non-U.S. Dollar World Government Bond Index during the six months ended December 31, 2007 appears to indicate strong performance from international bonds in general. Based in local currency, however, the benchmark’s return was only 3.75%, which is significantly below that of the domestic Lehman Brothers Government Bond Index return of 7.47% for the period. Nevertheless, U.S. investors in foreign bonds benefited from the decline in the value of the U.S. dollar, which pushed up the Citigroup benchmark’s return to its 12.32% level.

The foreign bonds in which the Fund invests are often issued in currencies other than the local currency. Accordingly, the Fund’s relative performance is impacted by country allocation, as well as currency allocation. During the six months ended December 31, 2007, country allocation had a slight positive impact on the Fund’s relative performance. The positive effect of overweights in Canada, Euroland, Norway and Sweden outweighed the negative impact of an underweight in Japan.

Currency allocation and security selection, however, had a negative impact on the Fund’s relative returns. The relative weakness in currency allocation was largely due to an underweight in the Japanese yen and an overweight in the Swedish krona. In terms of issue selection, the largest negative factor was the Fund’s small position in corporate debt, which is not represented in its Citigroup benchmark.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion and ¥2.5 trillion. The Lehman Brothers Government Bond Index is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international income funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,102.10	$7.13	1.35%
Class B	$1,000.00	$1,099.10	$11.08	2.10%
Class C	$1,000.00	$1,099.30	$11.08	2.10%
Class K	$1,000.00	$1,103.00	$7.14	1.35%
Class Y	$1,000.00	$1,104.10	$5.82	1.10%

Hypothetical
Class A	$1,000.00	$1,018.35	$6.85	1.35%
Class B	$1,000.00	$1,014.58	$10.63	2.10%
Class C	$1,000.00	$1,014.58	$10.63	2.10%
Class K	$1,000.00	$1,018.35	$6.85	1.35%
Class Y	$1,000.00	$1,019.61	$5.58	1.10%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder International Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Principal
Amount			Value

FOREIGN BONDS AND NOTES — 96.5%
Canadian Dollar — 3.4%
Government — 3.4%
CAD	2,000,000	Government of Canada, 5.000% due 06/01/2014	$2,149,572

Danish Krone — 1.2%
Government — 1.2%
DKK	3,750,000	Kingdom of Denmark, 6.000% due 11/15/2011	780,115

Euro — 52.5%
Corporate — 13.5%

EUR	1,200,000	Banco Bilbao Vizcaya Argentaria S.A., 5.750% due 09/27/2010	1,806,673

EUR	1,000,000	Bank Nederlandse Gemeenten NV, MTN, 4.375% due 07/04/2013	1,454,348
EUR	500,000	Bank of America Corporation, 4.750% due 05/06/2019, (becomes variable 05/16/2014)	678,250
EUR	1,200,000	CIT Group, Inc., 4.250% due 03/17/2015	1,343,880
EUR	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	724,680
EUR	1,750,000	European Investment Bank, 4.625% due 04/15/2020	2,558,847

			8,566,678

Government — 39.0%
EUR	225,000	Federal Republic of Germany, 5.250% due 07/04/2010	337,929
EUR	2,460,000	Kingdom of Belgium, 5.500% due 03/28/2028	3,961,351
EUR	1,645,000	Kingdom of Netherlands, 5.500% due 01/15/2028	2,667,740
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	2,593,046
EUR	1,100,000	4.650% due 01/15/2018	1,637,666
EUR	1,750,000	Republic of Finland, 5.375% due 07/04/2013	2,701,554
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,468,025
EUR	1,125,000	5.500% due 04/25/2029	1,830,884

See Notes to Financial Statements.

1

Munder International Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount			Value

FOREIGN BONDS AND NOTES (Continued)
Euro (Continued)
Government (Continued)
EUR	1,500,000	Republic of Greece, 4.500% due 05/20/2014	$2,205,747
		Republic of Italy:
EUR	547,375	1.650% due 09/15/2008, IPS	799,986
EUR	2,000,000	4.000% due 02/01/2017	2,811,806
EUR	750,000	5.000% due 02/01/2012	1,127,829
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	721,887

			24,865,450

			33,432,128

Great Britain Pound — 7.2%
Corporate — 7.2%
GBP	1,500,000	KfW Bankengruppe, 5.375% due 01/29/2014	3,055,785
GBP	800,000	United Kingdom Gilt, 4.000% due 09/07/2016	1,535,390

			4,591,175

Japanese Yen — 21.6%
Corporate — 10.7%
JPY	176,000,000	ASIF III Jersey Ltd., MTN, 0.950% due 07/15/2009	1,569,051
JPY	189,000,000	Bayerische Landesbank, MTN, 1.400% due 04/22/2013	1,713,222
JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	904,212
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN, 0.650% due 09/30/2008	1,090,657
JPY	165,000,000	Procter & Gamble Company, 2.000% due 06/21/2010	1,513,340

			6,790,482

Government — 10.9%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010	1,601,858
JPY	203,000,000	Japan Financial Corporation for Municipal Enterprises, 1.350% due 11/26/2013	1,836,109

See Notes to Financial Statements.

2

Principal
Amount			Value

Japanese Yen (Continued)
Government (Continued)
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	$1,408,184
		Republic of Italy:
JPY	95,000,000	0.650% due 03/20/2009	848,826
JPY	140,000,000	1.800% due 02/23/2010	1,278,007

			6,972,984

			13,763,466

Norwegian Krone — 5.1%
Government — 5.1%
		Kingdom of Norway:
NOK	10,000,000	4.250% due 05/19/2017	1,782,259
NOK	7,250,000	6.500% due 05/15/2013	1,450,711

			3,232,970

Swedish Krona — 5.5%
Government — 5.5%
		Government of Sweden:
SEK	15,000,000	4.000% due 12/01/2009	2,315,243
SEK	7,500,000	5.250% due 03/15/2011	1,197,047

			3,512,290

TOTAL FOREIGN BONDS AND NOTES
(Cost $54,918,116)			61,461,716

INVESTMENT COMPANY SECURITY — 1.4%
(Cost $881,529)
USD	881,529	Institutional Money Market Fund (a)	881,529

TOTAL INVESTMENTS
(Cost $55,799,645)	97.9%	62,343,245
OTHER ASSETS AND LIABILITIES (Net)	2.1	1,336,801

NET ASSETS	100.0%	$63,680,046

See Notes to Financial Statements.

3

Munder International Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

(a)	Affiliated company security (see Notes to Financial Statements, Note 3).

ABBREVIATIONS:
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— Great Britain Pound
IPS	— Inflation Protected Security
JPY	— Japanese Yen
MTN	— Medium Term Note
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements.

4

[This Page Intentionally Left Blank]

5

Munder International Bond Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $54,918,116)	$61,461,716
Securities of affiliated company (cost — $881,529)	881,529

Total Investments	62,343,245
Interest receivable	1,352,813
Dividends receivable	5,321
Receivable for Fund shares sold	57,626
Prepaid expenses and other assets	32,081

Total Assets	63,791,086

LIABILITIES:
Trustees’ fees and expenses payable	40,306
Custody fees payable	16,770
Transfer agency/record keeping fees payable	15,636
Administration fees payable	8,947
Distribution and shareholder servicing fees payable — Class A, B and C Shares	1,393
Investment advisory fees payable	889
Shareholder servicing fees payable — Class K Shares	5
Accrued expenses and other payables	27,094

Total Liabilities	111,040

NET ASSETS	$63,680,046

Investments, at cost	$55,799,645

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(1,086,219)
Accumulated net realized gain on investments sold	544,629
Net unrealized appreciation of investments	6,592,678
Paid-in capital	57,628,958

$63,680,046

NET ASSETS:
Class A Shares	$992,349

Class B Shares	$415,191

Class C Shares	$988,400

Class K Shares	$23,999

Class Y Shares	$61,260,107

SHARES OUTSTANDING:
Class A Shares	87,150

Class B Shares	37,198

Class C Shares	86,998

Class K Shares	2,103

Class Y Shares	5,340,158

CLASS A SHARES:
Net asset value and redemption price per share	$11.39

Maximum sales charge	4.00%
Maximum offering price per share	$11.86

CLASS B SHARES:
Net asset value and offering price per share*	$11.16

CLASS C SHARES:
Net asset value and offering price per share*	$11.36

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.41

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.47

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder International Bond Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest(a)	$1,073,307
Dividends on securities of affiliated company	19,931
Securities lending, net of borrower rebates	2,008

Total Investment Income	1,095,246

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,912
Class B Shares	1,947
Class C Shares	4,613
Shareholder servicing fees:
Class K Shares	30
Investment advisory fees	161,797
Administration fees	53,532
Transfer agency/record keeping fees	30,377
Registration and filing fees	25,919
Custody fees	25,055
Legal and audit fees	23,027
Printing and mailing fees	16,261
Trustees’ fees and expenses	13,612
Other	6,747

Total Expenses	364,829

NET INVESTMENT INCOME	730,417

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	540,327
Foreign currency-related transactions	6,469
Net change in unrealized appreciation/(depreciation) of:
Securities	5,115,536
Foreign currency-related transactions	25,742

Net realized and unrealized gain on investments	5,688,074

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,418,491

(a)	Net of foreign withholding taxes of $4,901.

See Notes to Financial Statements.

8

Munder International Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$730,417	$1,257,727
Net realized gain/(loss) from security and foreign currency-related transactions	546,796	(307,884)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	5,141,278	30,295

Net increase in net assets resulting from operations	6,418,491	980,138
Dividends to shareholders from net investment income:
Class A Shares	(22,041)	(92,516)
Class B Shares	(6,275)	(11,370)
Class C Shares	(14,679)	(14,640)
Class K Shares	(538)	(426)
Class Y Shares	(1,489,605)	(1,192,689)
Distributions to shareholders from net realized gains:
Class A Shares	(34)	(678)
Class B Shares	(15)	(100)
Class C Shares	(35)	(114)
Class K Shares	(1)	(3)
Class Y Shares	(2,082)	(7,493)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(4,061,319)	(163,241)
Class B Shares	27,165	(462,125)
Class C Shares	(12,568)	26,661
Class K Shares	124	(3,407)
Class Y Shares	(1,568,698)	344,575
Short-term trading fees	17	3

Net decrease in net assets	(732,093)	(597,425)
NET ASSETS:
Beginning of period	64,412,139	65,009,564

End of period	$63,680,046	$64,412,139

Accumulated distributions in excess of net investment income	$(1,086,219)	$(283,498)

See Notes to Financial Statements.

9

Munder International Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$261,647	$365,009
Issued as reinvestment of dividends and distributions	14,617	10,708
Redeemed	(4,337,583)	(538,958)

Net decrease	$(4,061,319)	$(163,241)

Class B Shares:
Sold	$90,037	$41,113
Issued as reinvestment of dividends and distributions	2,496	2,979
Redeemed*	(65,368)	(506,217)

Net increase/(decrease)	$27,165	$(462,125)

Class C Shares:
Sold	$122,746	$235,759
Issued as reinvestment of dividends and distributions	5,865	4,403
Redeemed	(141,179)	(213,501)

Net increase/(decrease)	$(12,568)	$26,661

Class K Shares:
Issued as reinvestment of dividends and distributions	124	93
Redeemed	—	(3,500)

Net increase/(decrease)	$124	$(3,407)

Class Y Shares:
Sold	$1,970,913	$82,415
Issued as reinvestment of dividends and distributions	1,464,183	1,200,183
Redeemed	(5,003,794)	(938,023)

Net increase/(decrease)	$(1,568,698)	$344,575

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	22,922	34,237
Issued as reinvestment of dividends and distributions	1,293	1,003
Redeemed	(399,783)	(50,370)

Net decrease	(375,568)	(15,130)

Class B Shares:
Sold	8,183	3,924
Issued as reinvestment of dividends and distributions	225	285
Redeemed*	(5,989)	(47,960)

Net increase/(decrease)	2,419	(43,751)

Class C Shares:
Sold	10,632	21,787
Issued as reinvestment of dividends and distributions	520	414
Redeemed	(12,919)	(20,033)

Net increase/(decrease)	(1,767)	2,168

Class K Shares:
Issued as reinvestment of dividends and distributions	11	9
Redeemed	—	(329)

Net increase/(decrease)	11	(320)

Class Y Shares:
Sold	166,909	7,627
Issued as reinvestment of dividends and distributions	128,549	111,671
Redeemed	(422,272)	(87,163)

Net increase/(decrease)	(126,814)	32,135

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$10.57		$10.63	$11.44	$11.48	$11.50	$9.70

Income/(loss) from investment operations:
Net investment income	0.12		0.18	0.13	0.16	0.16	0.25
Net realized and unrealized gain/(loss) on investments	0.96		(0.04)	(0.41)	0.65	0.52	1.64

Total from investment operations	1.08		0.14	(0.28)	0.81	0.68	1.89

Less distributions:
Dividends from net investment income	(0.26)		(0.20)	(0.46)	(0.72)	(0.58)	(0.09)
Distributions from net realized gains	0.00	(c)	0.00 (c)	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.26)		(0.20)	(0.53)	(0.85)	(0.70)	(0.09)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$11.39		$10.57	$10.63	$11.44	$11.48	$11.50

Total return(d)	10.21%		1.27%	(2.44)%	6.75%	5.82%	19.63%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$992		$4,892	$5,079	$846	$5,576	$3,191
Ratio of operating expenses to average net assets	1.35	%(e)	1.38%	1.40%	1.36%	1.41%	1.39%
Ratio of net investment income to average net assets	2.08	%(e)	1.72%	1.25%	1.34%	1.37%	2.31%
Portfolio turnover rate	14%		24%	14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense reimbursements	1.35	%(e)	1.38%	1.40%	1.36%	1.42%	1.40%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on October 17, 1996 and June 9, 1997, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

See Notes to Financial Statements.

12

B Shares
Period Ended		Year		Year	Year	Year	Year
12/31/07(b)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)		6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$10.31		$10.43		$11.23	$11.26	$11.30	$9.53

0.07		0.10		0.11	0.06	0.07	0.16

0.95		(0.04)		(0.46)	0.66	0.50	1.63

1.02		0.06		(0.35)	0.72	0.57	1.79

(0.17)		(0.18)		(0.38)	(0.62)	(0.49)	(0.02)

0.00	(c)	(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

(0.17)		(0.18)		(0.45)	(0.75)	(0.61)	(0.02)

0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	—	—

$11.16		$10.31		$10.43	$11.23	$11.26	$11.30

9.91%		0.51%		(3.17)%	6.13%	4.91%	18.75%

$415		$359		$819	$1,758	$1,611	$1,784

2.10	%(e)	2.12%		2.16%	2.11%	2.16%	2.14%

1.29	%(e)	0.95%		1.05%	0.55%	0.62%	1.56%
14%		24%		14%	57%	64%	87%

2.10	%(e)	2.12%		2.16%	2.11%	2.17%	2.15%

See Notes to Financial Statements.

13

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$10.49		$10.61	$11.41	$11.44	$11.46	$9.67

Income/(loss) from investment operations:
Net investment income	0.07		0.10	0.07	0.07	0.07	0.17
Net realized and unrealized gain/(loss) on investments	0.97		(0.04)	(0.42)	0.65	0.52	1.64

Total from investment operations	1.04		0.06	(0.35)	0.72	0.59	1.81

Less distributions:
Dividends from net investment income	(0.17)		(0.18)	(0.38)	(0.62)	(0.49)	(0.02)
Distributions from net realized gains	0.00	(c)	0.00 (c)	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.17)		(0.18)	(0.45)	(0.75)	(0.61)	(0.02)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$11.36		$10.49	$10.61	$11.41	$11.44	$11.46

Total return(d)	9.93%		0.50%	(3.12)%	6.03%	5.02%	18.68%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$988		$932	$919	$1,009	$1,662	$1,053
Ratio of operating expenses to average net assets	2.10	%(e)	2.12%	2.16%	2.11%	2.16%	2.14%
Ratio of net investment income to average net assets	1.29	%(e)	0.98%	0.67%	0.57%	0.62%	1.56%
Portfolio turnover rate	14%		24%	14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense reimbursements	2.10	%(e)	2.12%	2.16%	2.11%	2.17%	2.15%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on June 4, 1998 and March 25, 1997, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

See Notes to Financial Statements.

14

K Shares
Period Ended		Year		Year	Year	Year	Year
12/31/07(b)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)		6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$10.58		$10.63		$11.44	$11.48	$11.42	$9.72

0.12		0.18		0.16	0.15	0.18	0.25

0.97		(0.03)		(0.44)	0.66	0.58	1.54

1.09		0.15		(0.28)	0.81	0.76	1.79

(0.26)		(0.20)		(0.46)	(0.72)	(0.58)	(0.09)

0.00	(c)	(0.00	)(c)	(0.07)	(0.13)	(0.12)	—

(0.26)		(0.20)		(0.53)	(0.85)	(0.70)	(0.09)

0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	—	—

$11.41		$10.58		$10.63	$11.44	$11.48	$11.42

10.30%		1.36%		(2.44)%	6.75%	6.72%	18.55%

$24		$22		$26	$5	$0 (f)	$0 (f)

1.35	%(e)	1.38%		1.38%	1.36%	1.41%	1.39%

2.05	%(e)	1.72%		1.48%	1.36%	1.37%	2.31%
14%		24%		14%	57%	64%	87%

1.35	%(e)	1.38%		1.38%	1.36%	1.42%	1.40%

See Notes to Financial Statements.

15

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$10.65		$10.70	$11.52	$11.54	$11.56	$9.76

Income/(loss) from investment operations:
Net investment income	0.13		0.21	0.18	0.19	0.19	0.27
Net realized and unrealized gain/(loss) on investments	0.98		(0.04)	(0.44)	0.67	0.52	1.65

Total from investment operations	1.11		0.17	(0.26)	0.86	0.71	1.92

Less distributions:
Dividends from net investment income	(0.29)		(0.22)	(0.49)	(0.75)	(0.61)	(0.12)
Distributions from net realized gains	0.00	(c)	0.00	(0.07)	(0.13)	(0.12)	—

Total distributions	(0.29)		(0.22)	(0.56)	(0.88)	(0.73)	(0.12)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$11.47		$10.65	$10.70	$11.52	$11.54	$11.56

Total return(d)	10.41%		1.61%	(2.26)%	7.18%	6.06%	19.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$61,260		$58,208	$58,167	$49,796	$46,103	$39,434
Ratio of operating expenses to average net assets	1.10	%(e)	1.12%	1.16%	1.11%	1.16%	1.14%
Ratio of net investment income to average net assets	2.28	%(e)	1.97%	1.65%	1.55%	1.62%	2.56%
Portfolio turnover rate	14%		24%	14%	57%	64%	87%
Ratio of operating expenses to average net assets without expense reimbursements	1.10	%(e)	1.12%	1.16%	1.11%	1.17%	1.15%

(a)	Class Y Shares of the Fund commenced operations on October 2, 1996.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	Annualized.

See Notes to Financial Statements.

16

Munder International Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder International Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

17

Munder International Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and

18

Munder International Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

19

Munder International Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after

20

Munder International Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $53,532 before payment of sub-administration fees and $33,654 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1654% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investment in the Money Market Fund, the Advisor earned $789 in advisory fees before waivers and reimbursements ($47 after waivers and expense reimbursements) and $326 in administration fees.

21

Munder International Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,995 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively,

22

Munder International Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

No payments are made under the Plan with regard to Class Y Shares.

Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $23 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $8,616,433 and $15,023,617, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,823,329, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $279,729 and net appreciation for financial reporting purposes was $6,543,600. At December 31, 2007, aggregate cost for financial reporting purposes was $55,799,645.

6.	Investment Concentration

The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S.

23

Munder International Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

companies and the U.S. government. As of December 31, 2007, more than 50% of the Fund’s assets were invested in securities denominated in euros. When the Fund concentrates its investments in a foreign currency or group of foreign currencies, adverse market conditions impacting those currencies may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

7.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $291.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction.

As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses and distribution redesignations were

24

Munder International Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(308,015)	$308,015

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2007 was as follows:

		Long-term
	Ordinary Income	Capital Gains	Total

June 30, 2007	$1,296,806	$23,223	$1,320,029

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss	Appreciation	Total

$(252,738)	$1,451,400	$1,198,662

The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2006 and June 30, 2007 of $252,738.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

25

Munder International Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

26

BOARD OF TRUSTEES
Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS
John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal
  Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR
Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLBD1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder International
Equity Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located.

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Brian Kozeliski, Armando Lacayo and T. Scott Wittman

The Fund generated a return of -3.92% for the six months ended December 31, 2007, relative to the 0.39% return for the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends) and the 0.69% median return for the Lipper universe of international large-cap core funds.

Reflecting the difficult environment for international equity investors during the six-month period ended December 31, 2007, the Fund’s returns suffered. On a relative basis, compared to its MSCI EAFE benchmark, stock selection was the primary reason for weakness during the last half of 2007, with country and sector weights having a negligible impact on relative performance.

Evaluating the relative performance of stock selection by sectors, the materials sector had the largest negative impact on returns, subtracting over one percentage point from the relative performance of the Fund. The detractors from performance in that sector included three steel manufacturers: SSAB Svenskt Stal AB (0.8% of the Fund), Salzgitter AG (0.5% of the Fund) and Rautaruukki Oyj (0.3% of the Fund). The three firms are headquartered in Sweden, Germany and Finland, respectively. Mitsubishi Chemical Holdings Corporation (0.8% of the Fund) also detracted from performance in the sector. Canon Inc. (0.9% of the Fund), a Japanese producer of business machines, cameras and optical equipment, was the primary cause of weak relative performance in the information technology sector.

Looking at holdings by country, the U.K. and Hong Kong holdings had the most negative impact on returns. A number of commercial banks, including The Royal Bank of Scotland Group plc (0.7% of the Fund), HSBC Holdings PLC (1.9% of the Fund), HBOS plc (0.5% of the Fund) and Barclays plc (0.3% of the Fund) were largely responsible for the relative weakness in U.K. holdings. Vtech Holdings Limited (0.9% of the Fund) and Orient Overseas (International) Limited (0.3% of the Fund) detracted from returns among the Hong Kong holdings.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net dividends (i.e., net of foreign withholding taxes applicable to U.S. investors). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international large-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$959.50	$6.94	1.41%
Class B	$1,000.00	$956.10	$10.62	2.16%
Class C	$1,000.00	$956.10	$10.62	2.16%
Class K	$1,000.00	$960.00	$6.95	1.41%
Class Y	$1,000.00	$960.80	$5.72	1.16%

Hypothetical
Class A	$1,000.00	$1,018.05	$7.15	1.41%
Class B	$1,000.00	$1,014.28	$10.94	2.16%
Class C	$1,000.00	$1,014.28	$10.94	2.16%
Class K	$1,000.00	$1,018.05	$7.15	1.41%
Class Y	$1,000.00	$1,019.30	$5.89	1.16%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder International Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 100.2%
Australia — 5.6%
59,500	AMP Ltd.	$519,828
129,600	Ansell Limited	1,373,509
10,300	BHP Billiton Limited, ADR (a)	721,412
51,500	Caltex Australia Limited	875,903
46,500	Commonwealth Bank of Australia	2,413,014
67,700	Lend Lease Corporation Limited	1,028,381
170,000	Macquarie Airports Management Limited	604,538
655,500	Pacific Brands Limited	1,870,576
264,801	Qantas Airways Limited	1,264,847
45,300	QBE Insurance Group Limited	1,326,121
5,800	Santos Limited, ADR (a)	289,014
48,400	Seven Network Limited	545,245
15,100	Sims Group Limited	355,992
107,100	Symbion Health Limited	374,276
3,800	Westpac Banking Corporation, ADR (a)	463,030

		14,025,686

Austria — 0.3%
21,000	Zumtobel AG	759,594

Belgium — 2.0%
210	Banque Nationale de Belgique	957,628
17,900	Cofinimmo SA	3,368,693
18,800	Dexia S.A.	473,593
12,550	Fortis, ADR (a)	331,948

		5,131,862

Denmark — 1.6%
60,000	Danske Bank A/S, ADR (a)	1,171,500
19,400	FLSmidth & Co. A/S	1,985,628
10,400	TrygVesta A/S	791,208

		3,948,336

Finland — 1.5%
24,700	Kesko Oyj, B Shares	1,362,169
16,500	Rautaruukki Oyj	715,271
55,000	Sampo Oyj, A Shares	1,453,863
12,500	Stora Enso Oyj, ADR	185,625

		3,716,928

See Notes to Financial Statements.

1

Munder International Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
France — 10.7%
26,000	Air France-KLM	$914,220
15,670	AXA	627,514
36,800	AXA, ADR	1,461,328
10,000	BNP Paribas	1,085,134
18,500	BNP Paribas, ADR	1,000,850
12,850	Cap Gemini S.A.	807,856
16,200	Casino Guichard-Perrachon SA	1,761,943
10,200	CNP Assurances	1,327,100
18,900	Credit Agricole S.A.	637,488
107,900	France Telecom, ADR	3,844,477
14,900	Peugeot S.A., ADR (a)	1,121,225
7,100	Rallye SA	503,457
6,400	Renault S.A.	907,734
73,150	Rexel S.A. †	1,336,862
4,650	Sanofi-Aventis	428,172
18,791	Sanofi-Aventis, ADR (a)	855,554
78,600	SCOR	2,011,050
21,500	Societe Generale, ADR	624,037
17,400	Suez, S.A., ADR	1,187,550
14,972	Total S.A.	1,243,998
20,010	Total S.A., ADR (a)	1,652,826
33,000	Vivendi Universal, S.A.	1,514,012

		26,854,387

Germany — 10.4%
2,469	Allianz SE	534,070
87,300	Allianz SE, ADR	1,855,125
17,400	ALTANA Aktiengesellschaft, ADR (a)	420,210
3,000	AMB Generali Holding AG	468,222
16,900	BASF Aktiengesellschaft, ADR	2,483,455
5,000	Deutsche Bank AG	653,536
5,200	Deutsche Bank AG, GRS	672,932
74,400	Deutsche Lufthansa AG, ADR (a)	1,971,600
67,688	Deutsche Telekom AG	1,486,428
15,950	E.ON AG	3,395,115
28,650	E.ON AG, ADR	2,011,230
21,150	freenet AG	494,449
7,100	Klöckner & Co. AG	285,465
8,675	MAN AG	1,443,358

See Notes to Financial Statements.

2

Shares		Value

Germany (Continued)
18,650	Muenchener Rueckversicherungs-Gesellschaft AG	$3,624,907
7,300	RWE Aktiengesellschaft	1,024,605
8,900	Salzgitter AG	1,327,900
11,200	ThyssenKrupp AG	627,980
1,725	Volkswagen AG	252,204
27,000	Volkswagen AG, ADR	1,225,125

		26,257,916

Greece — 0.3%
93,100	Marfin Investment Group S.A.	808,534

Hong Kong — 1.7%
133,500	Kingboard Chemical Holdings Limited	784,146
1,008,000	Minmetals Resources Limited	550,707
85,000	Orient Overseas (International) Limited	631,172
304,300	Vtech Holdings Limited	2,185,446

		4,151,471

Indonesia — 0.0%
7,150	PT. Toba Pulp Lestari Tbk., ADR †,(b)	0

Ireland — 0.7%
21,700	Allied Irish Banks, public limited company	497,186
1,900	Governor and Company of the Bank of the Ireland (The) (a),(c)	114,836
83,900	Governor and Company of the Bank of the Ireland (The) (c)	1,246,287

		1,858,309

Italy — 5.0%
24,500	Banca Italease S.p.A.	343,158
53,100	Benetton Group S.p.A., ADR	1,896,997
53,900	Enel S.p.A., ADR (a)	3,173,362
58,311	ENI S.p.A.	2,135,603
5,500	Fondiaria-SAI S.p.A.	226,764
98,000	IFIL Investments S.p.A.	924,162
26,300	Recordati S.p.A.	235,134
80,700	Saras S.p.A.	469,000
266,100	Telecom Italia S.p.A.	632,598
49,800	Telecom Italia S.p.A., ADR (c)	1,535,832

See Notes to Financial Statements.

3

Munder International Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Italy (Continued)
5,611	Telecom Italia S.p.A., ADR (a),(c)	$131,859
97,608	UniCredito Italiano	807,726

		12,512,195

Japan — 19.3%
60,500	Aioi Insurance Company, Limited	285,942
24,900	Alfresa Holdings Corporation	1,502,269
39,000	Asahi Breweries, Ltd.	660,502
18,000	Astellas Pharma Inc.	784,675
231,000	Bosch Corporation	1,124,862
54,100	Brother Industries, Ltd.	698,799
19,200	Canon Inc.	893,703
30,899	Canon Inc., ADR (a)	1,416,101
21,600	Daito Trust Construction Co., Ltd.	1,196,831
81,000	Fuji Fire and Marine Insurance Co., Ltd.	218,243
96,000	Fuji Heavy Industries Ltd.	448,570
66,300	Fuji Machine Mfg. Co., Ltd.	1,436,208
203,000	Fujitsu Limited	1,368,294
34,500	Hitachi Koki Co., Ltd.	543,526
14,000	Honda Motor Co., Ltd.	469,946
30,800	Honda Motor Co., Ltd., ADR	1,020,712
245,500	Isuzu Motors Limited	1,116,359
58,850	ITOCHU Corporation	575,251
183,000	JFE Shoji Holdings, Inc.	1,176,154
375	KDDI Corporation	2,792,821
12,500	Konami Corporation	409,524
50,000	Kyowa Hakko Kogyo Co., Ltd.	534,396
67,925	Mediceo Paltac Holdings Co., Ltd.	1,006,274
264,700	Mitsubishi Chemical Holdings Corporation	2,032,964
34,300	Mitsubishi Corporation, ADR (a)	1,887,186
19,000	Mitsubishi Electric Corporation, ADR (a)	1,974,575
79,000	Mitsubishi Materials Corporation	338,021
151,500	Nichirei Corporation	630,600
521	Nippon Paper Group, Inc.	1,566,988
109,000	Nippon Steel Corporation	675,182
67,200	Nippon Telegraph & Telephone Corporation, ADR	1,657,152
31,000	Nissan Motor Co., Ltd.	341,315
39,450	Nissan Motor Co., Ltd., ADR (a)	856,854
25,300	NS Solutions Corporation	745,084

See Notes to Financial Statements.

4

Shares		Value

Japan (Continued)
62,000	Obayashi Corporation	$311,901
7,300	Ricoh Company, Ltd., ADR (a)	666,125
57,000	Sompo Japan Insurance Inc.	515,839
47,000	Sumitomo Bakelite Co., Ltd.	283,982
109,000	Sumitomo Forestry Co., Ltd.	795,193
42,300	Suzuken Co., Ltd.	1,510,782
15,600	Takeda Pharmaceutical Company Limited	917,442
10,400	Takefuji Corporation	252,750
107,000	Tanabe Seiyaku Co., Ltd.	1,014,304
46,700	Tokyo Electric Power Company, Incorporated (The)	1,208,101
136,900	Toshiba Corporation	1,025,693
22,000	Toyo Suisan Kaisha Ltd.	399,767
13,800	Toyota Boshoku Corporation	448,409
27,700	Toyota Motor Corporation, ADR (a)	2,940,909
35,000	Trend Micro Incorporated	1,253,189
18,700	Urban Corporation	250,248
18,400	Yamaha Corporation, ADR	423,200

		48,603,717

Luxembourg — 0.5%
16,900	ArcelorMittal	1,310,052

Netherlands — 5.9%
127,141	AEGON, NYR	2,228,778
61,950	Corporate Express NV	484,571
34,600	ING Groep N.V.	1,353,201
13,100	Nutreco Holding N.V.	757,687
13,900	Océ N.V.	251,592
71,600	Royal Dutch Shell plc, Class A, ADR	6,028,720
13,360	Royal Dutch Shell plc, Class B	1,108,880
67,800	Unilever N.V., NYR	2,471,988

		14,685,417

Norway — 0.9%
47,600	Cermaq ASA	661,860
15,200	DnB NOR ASA	232,345
45,438	Telenor ASA	1,085,772
5,100	Telenor ASA, ADR (a)	365,033

		2,345,010

See Notes to Financial Statements.

5

Munder International Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Singapore — 1.6%
577,600	Neptune Orient Lines Limited	$1,568,944
467,900	Singapore Petroleum Company Limited	2,460,664

		4,029,608

Spain — 3.4%
41,200	Acerinox S.A.	1,013,780
21,200	ACS, Actividades de Construccion y Servicios, S.A.	1,259,966
53,100	Banco Bilbao Vizcaya Argentaria, S.A., ADR (a)	1,287,675
165,860	Banco Santander Central Hispano, S.A., ADR	3,572,624
26,100	Repsol YPF, S.A.	930,329
4,500	Telefonica S.A., ADR	439,155

		8,503,529

Sweden — 2.6%
124,500	Aktiebolaget Volvo, ADR (a)	2,063,587
98,000	Nordea Bank AB	1,637,579
32,775	Skanska AB, B Shares	618,664
75,000	SSAB Svenskt Stal AB	2,042,332
12,200	Telefonaktiebolaget LM Ericsson, ADR	284,870

		6,647,032

Switzerland — 7.0%
5,700	Adecco S.A.	308,373
45,700	Compagnie Financiere Richemont SA	3,136,413
38,550	Credit Suisse Group, ADR	2,316,855
1,705	Nestle S.A.	783,112
23,200	Nestle S.A., ADR	2,661,620
7,361	Novartis AG	403,761
26,832	Novartis AG, ADR	1,457,246
54,500	Swatch Group AG	3,218,059
4,000	Swiss Life Holding	999,868
12,300	Swiss Reinsurance Company	874,032
49,700	Zurich Financial Services, ADR	1,447,512

		17,606,851

United Kingdom — 19.2%
47,866	Anglo American plc, ADR (a)	1,453,690
80,200	Antofagasta plc	1,144,663
39,400	AstraZeneca PLC, ADR (a)	1,687,108
30,700	Atkins WS plc	700,948

See Notes to Financial Statements.

6

Shares		Value

United Kingdom (Continued)
53,100	Aviva plc	$711,367
15,600	Barclays PLC, ADR (a)	629,772
2,300	BHP Billiton PLC, ADR (a)	140,990
179,000	Bodycote International plc	665,423
95,376	BP p.l.c.	1,167,611
47,400	BP p.l.c., ADR (a)	3,468,258
337,000	Brit Insurance Holdings PLC	1,536,206
12,391	British American Tobacco p.l.c. (a),(c)	973,437
19,200	British American Tobacco p.l.c. (c)	751,014
426,500	British Energy Group plc	4,660,961
13,500	Charter plc †	213,238
11,208	Diageo plc, ADR	961,983
366,300	DS Smith Plc	1,525,761
207,800	DSG International plc	410,544
147,000	GKN plc, ADR (a)	827,610
28,336	GlaxoSmithKline plc (a),(c)	1,427,851
31,943	GlaxoSmithKline plc (c)	813,262
14,200	Go-Ahead Group plc (The)	708,076
84,500	HBOS plc, ADR	1,250,600
83,400	Home Retail Group plc	544,533
56,800	HSBC Holdings PLC, ADR (a)	4,754,728
11,300	Imperial Tobacco Group PLC, ADR (a)	1,212,264
42,000	Kazakhmys PLC	1,146,227
22,400	Lloyds TSB Group plc, ADR (a)	843,360
61,400	Old Mutual plc	204,846
20,800	Persimmon PLC	331,236
77,400	Resolution plc	1,096,996
14,000	Rexam PLC, ADR (a)	588,700
272,600	Royal & Sun Alliance Insurance Group plc	804,189
194,700	Royal Bank of Scotland Group plc (The)	1,720,810
144,600	Stagecoach Group plc	820,346
37,359	Taylor Wimpey PLC	151,151
70,300	Unilever PLC, ADR (a)	2,630,626
75,494	Vodafone Group Plc, ADR	2,817,436
108,900	WH Smith PLC	706,691

		48,204,512

TOTAL COMMON STOCKS
(Cost $199,694,563)		251,960,946

See Notes to Financial Statements.

7

Munder International Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITY — 0.0% #
(Cost $63,888)
United States — 0.0% #
63,888	Institutional Money Market Fund (d)	$63,888

RIGHT — 0.0%
(Cost $0)
Thailand — 0.0%
205,263	True Corporation Public Company Ltd., expires 03/01/2008, (exercise price: THB 11.85) †,(b)	0

COLLATERAL FOR SECURITIES ON LOAN — 10.6%
(Cost $26,517,153)
26,517,153	State Street Navigator Securities Trust – Prime Portfolio (e)	26,517,153

TOTAL INVESTMENTS
(Cost $226,275,604)	110.8%	278,541,987
OTHER ASSETS AND LIABILITIES (Net)	(10.8)	(27,086,199)

NET ASSETS	100.0%	$251,455,788

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2007 (see Notes to Financial Statements, Note 2).

(c)	Reflects separate holdings of the issuer’s common stock or ADR traded on different securities exchanges.

(d)	Affiliated company security (see Notes to Financial Statements, Note 3).

(e)	At December 31, 2007, the market value of the securities on loan is $25,733,696.

ABBREVIATIONS:
ADR	— American Depositary Receipt
GRS	— Global Registered Shares
NYR	— New York Registered Shares
THB	— Thailand Baht

See Notes to Financial Statements.

8

At December 31, 2007, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Insurance	10.8%	$27,150,918
Commercial Banks	10.5	26,464,174
Oil, Gas & Consumable Fuels	8.7	21,830,806
Electric Utilities	5.7	14,448,769
Metals & Mining	5.4	13,564,199
Diversified Telecommunication Services	4.4	11,178,306
Food Products	4.4	10,997,260
Automobiles	4.3	10,700,953
Pharmaceuticals	4.2	10,558,905
Textiles, Apparel & Luxury Goods	3.3	8,251,469
Wireless Telecommunication Services	2.4	6,104,706
Machinery	2.3	5,821,814
Trading Companies & Distributors	2.1	5,260,918
Chemicals	2.1	5,220,611
Capital Markets	1.8	4,451,857
Health Care Providers & Services	1.7	4,393,601
Construction & Engineering	1.7	4,176,159
Airlines	1.7	4,150,667
Office Electronics	1.6	3,926,320
Diversified Financial Services	1.6	3,910,097
Food & Staples Retailing	1.4	3,627,569
Real Estate Investment Trusts (REITs)	1.3	3,368,693
Household Durables	1.2	3,017,937
Tobacco	1.2	2,936,715
Electrical Equipment	1.1	2,734,169
Communications Equipment	1.0	2,470,316
Auto Components	1.0	2,400,881
Computers & Peripherals	1.0	2,393,987
Multi-Utilities	0.9	2,212,155
Marine	0.9	2,200,116
Containers & Packaging	0.8	2,114,461
Media	0.8	2,059,257
Distributors	0.7	1,870,576
Paper & Forest Products	0.7	1,752,613
Software	0.7	1,662,713
Beverages	0.6	1,622,485
Information Technology Services	0.6	1,552,940
Road & Rail	0.6	1,528,422

See Notes to Financial Statements.

9

Munder International Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

	% of
	Net Assets	Value

Commercial Services & Supplies	0.6%	$1,493,892
Health Care Equipment & Supplies	0.5	1,373,509
Real Estate Management & Development	0.5	1,278,629
Specialty Retail	0.4	1,117,235
Electronic Equipment & Instruments	0.3	784,146
Transportation Infrastructure	0.2	604,538
Internet & Catalog Retail	0.2	544,533
Leisure Equipment & Products	0.2	423,200
Consumer Finance	0.1	252,750

TOTAL COMMON STOCKS	100.2	251,960,946
INVESTMENT COMPANY SECURITY	0.0 #	63,888
RIGHT	0.0	0
COLLATERAL FOR SECURITIES ON LOAN	10.6	26,517,153

TOTAL INVESTMENTS	110.8	278,541,987
OTHER ASSETS & LIABILITIES (Net)	(10.8)	(27,086,199)

NET ASSETS	100.0%	$251,455,788

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder International Equity Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $226,211,716)	$278,478,099
Securities of affiliated company (cost — $63,888)	63,888

Total Investments	278,541,987
Foreign currency, at value	13,767
Dividends receivable	464,448
Receivable for investment securities sold	7,068,752
Receivable for Fund shares sold	341,068
Prepaid expenses and other assets	42,114

Total Assets	286,472,136

LIABILITIES:
Payable for investment securities purchased	6,594,465
Payable for Fund shares redeemed	1,630,314
Payable upon return of securities loaned	26,517,153
Trustees’ fees and expenses payable	74,403
Transfer agency/record keeping fees payable	45,676
Custody fees payable	31,700
Administration fees payable	29,897
Distribution and shareholder servicing fees payable — Class A, B and C Shares	15,732
Shareholder servicing fees payable — Class K Shares	15,026
Investment advisory fees payable	4,926
Accrued expenses and other payables	57,056

Total Liabilities	35,016,348

NET ASSETS	$251,455,788

Investments, at cost	$226,275,604

Foreign currency, at cost	$13,744

*	Including $25,733,696 of securities loaned.

See Notes to Financial Statements.

12

NET ASSETS consist of:
Undistributed net investment income	$1,136,121
Accumulated net realized loss on investments sold	(8,210,895)
Net unrealized appreciation of investments	52,271,349
Paid-in capital	206,259,213

$251,455,788

NET ASSETS:
Class A Shares	$25,546,778

Class B Shares	$5,205,191

Class C Shares	$6,769,638

Class K Shares	$70,677,681

Class Y Shares	$143,256,500

SHARES OUTSTANDING:
Class A Shares	1,303,349

Class B Shares	276,119

Class C Shares	355,083

Class K Shares	3,606,585

Class Y Shares	7,232,883

CLASS A SHARES:
Net asset value and redemption price per share	$19.60

Maximum sales charge	5.50%
Maximum offering price per share	$20.74

CLASS B SHARES:
Net asset value and offering price per share*	$18.85

CLASS C SHARES:
Net asset value and offering price per share*	$19.06

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$19.60

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$19.81

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder International Equity Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$557
Dividends on securities of unaffiliated companies(a)	2,743,632
Dividends on securities of affiliated company	46,281
Securities lending, net of borrower rebates	58,667

Total Investment Income	2,849,137

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	31,488
Class B Shares	27,057
Class C Shares	36,073
Shareholder servicing fees:
Class K Shares	87,653
Investment advisory fees	951,899
Administration fees	178,483
Custody fees	149,320
Transfer agency/record keeping fees	94,886
Legal and audit fees	30,125
Registration and filing fees	26,801
Trustees’ fees and expenses	12,598
Other	31,612

Total Expenses	1,657,995

NET INVESTMENT INCOME	1,191,142

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	3,972,905
Foreign currency-related transactions	(31,153)
Net change in unrealized appreciation/(depreciation) of:
Securities	(14,399,640)
Foreign currency-related transactions	(7,092)

Net realized and unrealized loss on investments	(10,464,980)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,273,838)

(a)	Net of foreign withholding taxes of $72,690.

See Notes to Financial Statements.

14

Munder International Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$1,191,142	$4,837,323
Net realized gain from security and foreign currency-related transactions	3,941,752	24,964,644
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(14,406,732)	24,203,138

Net increase/(decrease) in net assets resulting from operations	(9,273,838)	54,005,105
Dividends to shareholders from net investment income:
Class A Shares	(387,217)	(226,411)
Class B Shares	(55,868)	(23,075)
Class C Shares	(75,039)	(28,128)
Class K Shares	(1,168,373)	(753,993)
Class Y Shares	(2,514,626)	(1,940,782)
Distributions to shareholders from net realized gains:
Class A Shares	(1,455,440)	(569,198)
Class B Shares	(325,266)	(140,084)
Class C Shares	(436,882)	(154,710)
Class K Shares	(4,391,613)	(1,822,155)
Class Y Shares	(8,453,241)	(4,000,701)
Net increase in net assets from Fund share transactions:
Class A Shares	4,964,699	4,800,104
Class B Shares	368,949	1,274,668
Class C Shares	515,691	2,343,041
Class K Shares	13,082,651	2,711,904
Class Y Shares	13,435,375	17,967,783
Short-term trading fees	452	2,020

Net increase in net assets	3,830,414	73,445,388
NET ASSETS:
Beginning of period	247,625,374	174,179,986

End of period	$251,455,788	$247,625,374

Undistributed net investment income	$1,136,121	$4,146,102

See Notes to Financial Statements.

15

Munder International Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$8,218,917	$9,167,832
Issued as reinvestment of dividends and distributions	1,210,979	593,326
Redeemed	(4,465,197)	(4,961,054)

Net increase	$4,964,699	$4,800,104

Class B Shares:
Sold	$773,884	$2,733,798
Issued as reinvestment of dividends and distributions	240,580	100,998
Redeemed*	(645,515)	(1,560,128)

Net increase	$368,949	$1,274,668

Class C Shares:
Sold	$1,162,041	$3,070,420
Issued as reinvestment of dividends and distributions	311,322	103,010
Redeemed	(957,672)	(830,389)

Net increase	$515,691	$2,343,041

Class K Shares:
Sold	$17,740,018	$12,233,252
Issued as reinvestment of dividends and distributions	311,427	134,304
Redeemed	(4,968,794)	(9,655,652)

Net increase	$13,082,651	$2,711,904

Class Y Shares:
Sold	$9,914,925	$23,742,849
Issued as reinvestment of dividends and distributions	10,394,824	5,080,514
Redeemed	(6,874,374)	(10,855,580)

Net increase	$13,435,375	$17,967,783

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

16

	Period Ended
	December 31,2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	392,915	448,400
Issued as reinvestment of dividends and distributions	59,802	30,449
Redeemed	(217,295)	(247,637)

Net increase	235,422	231,212

Class B Shares:
Sold	38,498	142,896
Issued as reinvestment of dividends and distributions	12,331	5,321
Redeemed*	(32,244)	(82,843)

Net increase	18,585	65,374

Class C Shares:
Sold	56,821	153,839
Issued as reinvestment of dividends and distributions	15,779	5,376
Redeemed	(48,173)	(42,729)

Net increase	24,427	116,486

Class K Shares:
Sold	873,611	621,254
Issued as reinvestment of dividends and distributions	15,387	6,879
Redeemed	(238,131)	(473,828)

Net increase	650,867	154,305

Class Y Shares:
Sold	494,657	1,234,017
Issued as reinvestment of dividends and distributions	508,304	258,054
Redeemed	(337,499)	(532,494)

Net increase	665,462	959,577

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

17

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$22.05		$17.97	$14.09		$12.64	$10.04	$10.52

Income/(loss) from investment operations:
Net investment income	0.09		0.43	0.28		0.19	0.09	0.11
Net realized and unrealized gain/(loss) on investments	(0.92)		4.55	3.70		1.32	2.74	(0.49)

Total from investment operations	(0.83)		4.98	3.98		1.51	2.83	(0.38)

Less distributions:
Dividends from net investment income	(0.34)		(0.26)	(0.15)		(0.06)	(0.23)	(0.10)
Distributions from net realized gains	(1.28)		(0.64)	—		—	—	—

Total distributions	(1.62)		(0.90)	(0.15)		(0.06)	(0.23)	(0.10)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—		—	0.05		—	—	—

Net asset value, end of period	$19.60		$22.05	$17.97		$14.09	$12.64	$10.04

Total return(d)	(4.05)%		28.48%	28.77	%(e)	11.93%	28.09%	(3.38)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,547		$23,553	$15,034		$11,497	$6,031	$3,849
Ratio of operating expenses to average net assets	1.41	%(f)	1.44%	1.53%		1.65%	1.83%	1.56%
Ratio of net investment income to average net assets	0.82	%(f)	2.14%	1.70%		1.37%	0.77%	1.17%
Portfolio turnover rate	12%		51%	43%		54%	37%	31%
Ratio of operating expenses to average net assets without expense waivers	1.41	%(f)	1.44%	1.53%		1.65%	1.84%	1.56%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 30, 1992 and March 9, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.41% for Class A Shares and 27.50% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

B Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$21.23		$17.32	$13.59		$12.24	$9.73	$10.21

0.01		0.30	0.07		0.11	0.02	0.04

(0.89)		4.37	3.66		1.24	2.62	(0.47)

(0.88)		4.67	3.73		1.35	2.64	(0.43)

(0.22)		(0.12)	(0.05)		—	(0.13)	(0.05)

(1.28)		(0.64)	—		—	—	—

(1.50)		(0.76)	(0.05)		—	(0.13)	(0.05)

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—		—	0.05		—	—	—

$18.85		$21.23	$17.32		$13.59	$12.24	$9.73

(4.39)%		27.50%	27.87	%(e)	11.03%	27.20%	(4.17)%

$5,205		$5,468	$3,328		$4,670	$1,885	$812

2.16	%(f)	2.19%	2.29%		2.40%	2.58%	2.31%

0.10	%(f)	1.53%	0.46%		0.85%	(0.20)%	0.42%
12%		51%	43%		54%	37%	31%

2.16	%(f)	2.19%	2.29%		2.40%	2.59%	2.31%

See Notes to Financial Statements.

19

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year		Year	Year		Year
	12/31/07(b)		Ended	Ended		Ended	Ended		Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)		6/30/03(b)

Net asset value, beginning of period	$21.45		$17.49	$13.73		$12.36	$9.82		$10.31

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		0.30	0.14		0.08	(0.00	)(c)	0.04
Net realized and unrealized gain/(loss) on investments	(0.90)		4.42	3.62		1.29	2.67		(0.48)

Total from investment operations	(0.89)		4.72	3.76		1.37	2.67		(0.44)

Less distributions:
Dividends from net investment income	(0.22)		(0.12)	(0.05)		—	(0.13)		(0.05)
Distributions from net realized gains	(1.28)		(0.64)	—		—	—		—

Total distributions	(1.50)		(0.76)	(0.05)		—	(0.13)		(0.05)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)	—

Voluntary contribution from Advisor	—		—	0.05		—	—		—

Net asset value, end of period	$19.06		$21.45	$17.49		$13.73	$12.36		$9.82

Total return(d)	(4.39)%		27.52%	27.80	%(e)	11.08%	27.26%		(4.23)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,770		$7,093	$3,746		$3,132	$1,724		$1,270
Ratio of operating expenses to average net assets	2.16	%(f)	2.19%	2.28%		2.40%	2.58%		2.31%
Ratio of net investment income/(loss) to average net assets	0.09	%(f)	1.55%	0.84%		0.59%	(0.00)%		0.42%
Portfolio turnover rate	12%		51%	43%		54%	37%		31%
Ratio of operating expenses to average net assets without expense waivers	2.16	%(f)	2.19%	2.28%		2.40%	2.59%		2.31%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on September 29, 1995 and November 23, 1992, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 27.44% for Class C Shares and 28.43% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

20

K Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$22.05		$17.96	$14.08		$12.64	$10.05	$10.53

0.09		0.42	0.25		0.17	0.06	0.11

(0.92)		4.57	3.73		1.33	2.76	(0.49)

(0.83)		4.99	3.98		1.50	2.82	(0.38)

(0.34)		(0.26)	(0.15)		(0.06)	(0.23)	(0.10)

(1.28)		(0.64)	—		—	—	—

(1.62)		(0.90)	(0.15)		(0.06)	(0.23)	(0.10)

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—		—	0.05		—	—	—

$19.60		$22.05	$17.96		$14.08	$12.64	$10.05

(4.00)%		28.50%	28.79	%(e)	11.85%	28.09%	(3.48)%

$70,678		$65,174	$50,324		$39,206	$19,980	$22,581

1.41	%(f)	1.44%	1.53%		1.65%	1.83%	1.56%

0.82	%(f)	2.11%	1.54%		1.25%	0.53%	1.17%
12%		51%	43%		54%	37%	31%

1.41	%(f)	1.44%	1.53%		1.65%	1.84%	1.56%

See Notes to Financial Statements.

21

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$22.28		$18.14	$14.22		$12.76	$10.14	$10.62

Income/(loss) from investment operations:
Net investment income	0.12		0.48	0.30		0.24	0.11	0.13
Net realized and unrealized gain/(loss) on investments	(0.93)		4.61	3.76		1.31	2.77	(0.49)

Total from investment operations	(0.81)		5.09	4.06		1.55	2.88	(0.36)

Less distributions:
Dividends from net investment income	(0.38)		(0.31)	(0.19)		(0.09)	(0.26)	(0.12)
Distributions from net realized gains	(1.28)		(0.64)	—		—	—	—

Total distributions	(1.66)		(0.95)	(0.19)		(0.09)	(0.26)	(0.12)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—		—	0.05		—	—	—

Net asset value, end of period	$19.81		$22.28	$18.14		$14.22	$12.76	$10.14

Total return(d)	(3.92)%		28.81%	29.11	%(e)	12.09%	28.56%	(3.26)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$143,257		$146,336	$101,748		$77,927	$34,887	$27,185
Ratio of operating expenses to average net assets	1.16	%(f)	1.19%	1.28%		1.40%	1.58%	1.31%
Ratio of net investment income to average net assets	1.09	%(f)	2.39%	1.81%		1.74%	0.95%	1.42%
Portfolio turnover rate	12%		51%	43%		54%	37%	31%
Ratio of operating expenses to average net assets without expense waivers	1.16	%(f)	1.19%	1.28%		1.40%	1.59%	1.32%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.75% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

22

Munder International Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

23

Munder International Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are

24

Munder International Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from

25

Munder International Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

26

Munder International Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $178,483 before payment of sub-administration fees and $118,567 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1406% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the

27

Munder International Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $1,830 in advisory fees before waivers and expense reimbursements ($110 after waivers and expense reimbursements) and $755 in administrative fees.

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $10,278 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica or any of their affiliates received any compensation from MST, MSTII or @Vantage.

28

Munder International Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

4. Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $279 to Comerica Securities and $87,847 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $47,079,647 and $30,380,825, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $61,063,430, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,797,047 and net appreciation for financial reporting purposes was $52,266,383. At December 31, 2007, aggregate cost for financial reporting purposes was $226,275,604.

29

Munder International Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

6. Investment Concentration

The Fund primarily invests in foreign securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

7. Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $1,114.

8. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

30

Munder International Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

As determined on June 30, 2007, permanent differences resulting primarily form foreign currency gains and losses and passive foreign investment company gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$3,905	$(3,905)

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2007 was as follows:

		Long-term
	Ordinary	Capital
	Income	Gains	Total

June 30, 2007	$2,972,389	$6,686,848	$9,659,237

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Capital	Capital Loss	Unrealized
Income	Gains	Carryover	Appreciation	Total

$4,477,399	$14,784,571	$(12,062,859)	$66,567,806	$73,766,917

The differences between book and tax distributable earnings are primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes $12,062,859 of unused capital losses of which $2,192,755, $6,307,283 and $3,562,821 expire in 2009, 2010 and 2011, respectively. Some of the losses were inherited in the February 4, 2005 merger with the Munder International Growth and the Munder Emerging Markets Funds. The losses obtained in these mergers may be subject to limitations.

The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $3,205,895.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the

31

Munder International Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

32

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33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLEQ1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder International
Fund — Core Equity
Class A, C, K, R, Y & I Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Statement of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
18	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located.

The performance data contained in the following commentary is based on Class Y Shares of the Fund from its inception through December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Remi Browne, Peter Carpenter, Robert Cerow, Peter Collins, John Evers, Daniel LeVan and Jeffrey Sullivan

The Fund posted a 6.40% return for the period from its inception on August 16, 2007 through December 31, 2007, compared to a 7.69% return for the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends).

On an absolute basis, the Fund benefited from strong returns for international equity investors in general during the period since the Fund’s inception. On a relative basis compared to its MSCI EAFE benchmark, the Fund was hurt most from stock selection in the U.K., as well as stocks in the financials sector.

Two U.K. financials stocks that held back the Fund’s relative performance were The Royal Bank of Scotland Group plc (1.2% of the Fund) and HBOS plc (0.9% of the Fund). Skandinaviska Enskilda Banken AB (0.8% of the Fund), a commercial bank headquartered in Sweden, and Swiss Reinsurance Company (0.8% of the Fund) also had a negative impact on the Fund’s financials sector returns.

The relative performance of U.K. holdings was also hurt by the absence of a position in Rio Tinto, a U.K. mining company. BHP Billiton Limited (1.6% of the Fund), an Australian mining company, launched a hostile takeover bid for Rio Tinto that resulted in an increase in Rio Tinto’s stock price.

Sumco Corporation (0.6% of the Fund), a Japanese provider of special silicon wafer technology used in the Nintendo Wii hardware, also held back the Fund’s relative performance. Its stock price suffered from a delay in the transition to a new wafer. As a result, we reduced the position in Sumco to a minimum position during the fourth quarter.

Partially offsetting these negative factors was the strong relative performance of other holdings, including Xstrata PLC (1.5% of the Fund), a global diversified mining group headquartered in Switzerland, E.ON AG (1.6% of the Fund), a German electric utility, and MAN AG (0.9% of the Fund), a German manufacturer of trucks, buses, diesel engines and turbo machinery.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net dividends (i.e., net of foreign withholding taxes applicable to U.S. investors). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 16, 2007, the date the Fund commenced operations, to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
	8/16/07(1)	12/31/07(2)	8/16/07-12/31/07(2)	Ratio

Actual
Class A	$1,000.00	$1,064.00	$6.22	1.61
Class C	$1,000.00	$1,060.00	$9.10	2.36
Class K	$1,000.00	$949.20	$2.57	1.61
Class R	$1,000.00	$949.20	$2.97	1.86
Class Y	$1,000.00	$1,064.00	$5.25	1.36
Class I	$1,000.00	$1,065.00	$4.25	1.10

Hypothetical
Class A	$1,000.00	$1,017.04	$8.16	1.61
Class C	$1,000.00	$1,013.27	$11.94	2.36
Class K	$1,000.00	$1,017.04	$8.16	1.61
Class R	$1,000.00	$1,015.79	$9.42	1.86
Class Y	$1,000.00	$1,018.30	$6.90	1.36
Class I	$1,000.00	$1,019.61	$5.58	1.10

(1)	Actual Beginning Account Value for Class A, Class C, Class Y and Class I Shares is as of August 16, 2007, the date the Fund commenced operations. Actual Beginning Account Value for Class K and Class R Shares is as of November 1, 2007, the date those classes commenced operations. Hypothetical Beginning Account Value is as of July 1, 2007 in order to facilitate comparison with other mutual funds.

(2)	Actual Ending Account Value and Actual Expenses Paid are based on the period from the beginning of expense accruals through December 31, 2007, therefore, expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 137/366 for Class A, Class C, Class Y and Class I Shares, or 60/366 for Class K and Class R Shares (in each case to reflect the portion of the period that the applicable class incurred expenses).

Hypothetical Ending Account Value and Hypothetical Expenses Paid are calculated as if the class had been in existence during the entire six-month period from July 1, 2007 through December 31, 2007.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 89.4%
Australia — 4.5%
72,469	BHP Billiton Limited (a)	$2,554,165
64,607	Coca Cola Amatil Ltd.	537,783
33,518	Commonwealth Bank of Australia	1,739,342
89,526	Qantas Airways Limited	427,629
25,783	QBE Insurance Group Limited	754,777
233,454	Telstra Corporation Ltd.	961,377

		6,975,073

Austria — 0.7%
7,771	OMV Aktiengesellschaft	629,659
6,451	Voestalpine AG	466,397

		1,096,056

Belgium — 1.5%
11,621	InBev NV (a)	968,458
10,030	KBC Groep NV	1,410,712

		2,379,170

Denmark — 1.5%
7,975	Carlsberg A/S, B Shares	964,809
34,300	Danske Bank A/S	1,343,404

		2,308,213

Finland — 2.2%
19,858	Konecranes Oyj	684,607
52,432	Nokia OYJ	2,032,976
16,795	Rautaruukki Oyj	728,060

		3,445,643

France — 8.7%
11,438	Air France-KLM	402,187
21,852	BNP Paribas (a)	2,371,234
16,173	Bouygues	1,347,807
12,521	Cap Gemini S.A.	787,172
14,830	France Telecom S.A.	533,816
2,471	Lafarge S.A.	449,784
16,199	Sanofi-Aventis	1,491,603
17,300	SUEZ	1,177,917
20,173	Total S.A.	1,676,141

See Notes to Financial Statements.

1

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
France (Continued)
15,452	VINCI	$1,144,265
47,365	Vivendi Universal, S.A.	2,173,065

		13,554,991

Germany — 7.6%
9,830	BASF Aktiengesellschaft	1,457,460
11,184	Bayerische Motoren Werke AG	692,489
5,053	Continental AG	657,435
8,130	Daimler AG	790,450
8,300	Deutsche Bank AG	1,084,871
12,023	E.ON AG (a)	2,559,215
18,776	GILDEMEISTER Aktiengesellschaft	507,852
8,524	MAN AG	1,418,234
5,680	Merck KGaA	733,282
8,670	MTU Aero Engines Holding AG	507,039
25,582	ThyssenKrupp AG	1,434,373

		11,842,700

Greece — 1.0%
19,206	Coca-Cola Hellenic Bottling Co S.A.	831,172
10,004	National Bank of Greece S.A.	687,146

		1,518,318

Hong Kong — 1.3%
208,000	Cathay Pacific Airways Ltd.	542,848
37,600	Hang Seng Bank Limited	775,397
146,300	The Wharf (Holdings) Limited	767,393

		2,085,638

Ireland — 1.2%
28,931	Allied Irish Banks, public limited company (b)	662,861
13,940	Allied Irish Banks, public limited company (b)	319,778
17,078	CRH, public limited company (b)	595,508
8,170	CRH, public limited company (b)	283,334

		1,861,481

Italy — 3.1%
10,045	Assicurazioni Generali S.p.A.	455,275
138,917	Enel S.p.A.	1,652,248
48,969	ENI S.p.A.	1,793,458

See Notes to Financial Statements.

2

Shares		Value

Italy (Continued)
19,933	Fiat SpA	$515,832
53,434	UniCredito Italiano S.p.a.	443,740

		4,860,553

Japan — 16.6%
18,600	Aisin Seiki Co. Ltd.	775,867
25,500	Canon Inc.	1,186,949
87,400	Chiba Bank Ltd.	711,937
500	K.K. DaVinci Advisors †	443,092
156	KDDI Corporation	1,161,814
781	Kenedix Inc.	1,265,372
64,000	Komatsu Ltd.	1,741,575
34,000	Konica Minolta Holdings, Inc.	602,300
35,000	Kuraray Co., Ltd.	425,771
28,900	Makita Corporation	1,226,210
32,900	Mitsubishi Corp.	901,168
53,000	Mitsubishi Electric Corporation	554,124
56,400	Mitsui & Co. Ltd.	1,193,985
67,800	Mitsui O.S.K. Lines Ltd.	865,442
34,300	Nikon Corp.	1,188,211
800	Nintendo Co. Ltd.	479,076
139,000	Nippon Steel Corporation	861,012
22,000	Olympus Corporation	909,815
5,320	ORIX Corporation	909,088
15,500	Sony Corporation	860,225
30,000	Sumco Corporation	864,700
28,100	Sumitomo Electric Industries Ltd.	446,974
222,800	Sumitomo Metal Industries Ltd.	1,035,073
57,000	Suruga Bank Ltd.	621,456
23,400	Takeda Pharmaceutical Company Limited	1,376,163
6,400	TDK Corp.	476,641
40,000	Tokyo Tatemono Co. Ltd.	378,821
22,000	Toyo Suisan Kaisha Ltd.	399,767
37,600	Toyota Motor Corporation (a)	2,032,887

		25,895,515

Netherlands — 4.9%
25,402	ASML Holding N.V.	804,431
9,302	Fugro NV	718,080
55,223	ING Groep N.V. (a)	2,159,763
16,203	Koninklijke DSM NV	765,885

See Notes to Financial Statements.

3

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Netherlands (Continued)
4,700	Royal Dutch Shell PLC, A Shares	$197,501
70,568	Royal Dutch Shell PLC, B Shares (a)	2,935,879

		7,581,539

Norway — 2.5%
85,400	DnB NOR ASA	1,305,414
77,200	Orkla ASA	1,496,413
13,300	StatoilHydro ASA	413,952
12,850	Yara International ASA	595,187

		3,810,966

Singapore — 0.7%
75,600	DBS Group Holdings Ltd.	1,087,165

Spain — 4.6%
20,476	ACS, Actividades de Construccion y Servicios, S.A.	1,216,937
108,989	Banco Santander S.A.	2,356,748
72,492	Mapfre SA	319,021
21,023	Repsol YPF, S.A.	749,360
75,062	Telefonica S.A.	2,438,521

		7,080,587

Sweden — 1.8%
38,600	AB Volvo	647,992
55,100	Nordea Bank AB	920,720
47,600	Skandinaviska Enskilda Banken AB, A Shares	1,218,870

		2,787,582

Switzerland — 8.6%
7,127	Baloise-Holding	701,904
14,037	Credit Suisse Group	844,340
7,079	Nestle S.A. (a)	3,251,407
10,910	Roche Holding AG	1,884,906
4,032	Swatch Group Ltd.	1,215,316
17,156	Swiss Reinsurance Company	1,219,096
33,077	Xstrata PLC	2,337,430
6,457	Zurich Financial Services	1,896,350

		13,350,749

United Kingdom — 16.4%
106,625	Amlin PLC	632,498
11,657	AstraZeneca PLC	502,144

See Notes to Financial Statements.

4

Shares		Value

United Kingdom (Continued)
81,898	Aviva plc	$1,097,166
61,888	Barclays PLC	620,899
140,469	BP p.l.c.	1,719,648
132,010	British Airways PLC †	813,958
33,088	British American Tobacco p.l.c.	1,294,247
199,088	BT Group PLC	1,080,921
39,664	Dairy Crest Group PLC	460,309
31,546	De La Rue PLC	613,198
53,640	Enterprise Inns Plc	519,998
32,177	Firstgroup Plc	522,020
18,276	GlaxoSmithKline plc	465,303
32,427	Greene King plc	516,394
94,835	HBOS plc (a)	1,387,523
80,716	Home Retail Group plc	527,008
224,440	International Power plc	2,026,103
20,446	Keller Group plc	270,247
87,773	Morgan Crucible Company plc (The)	352,936
87,866	National Grid PLC	1,458,717
18,425	Reckitt Benckiser PLC	1,068,762
202,835	Royal Bank of Scotland Group plc (The) (a)	1,792,710
19,392	Shire PLC	443,534
90,699	Stagecoach Group plc	514,555
189,602	Tesco PLC	1,801,246
16,068	Unilever plc	604,516
489,048	Vodafone Group Plc (a)	1,828,231
51,527	William Hill plc	537,978

		25,472,769

TOTAL COMMON STOCKS
(Cost $144,385,308)		138,994,708

PREFERRED STOCKS — 1.8%
Germany — 1.8%
18,945	Fresenius SE	1,576,047
604	Porsche AG	1,223,849

		2,799,896

United Kingdom — 0.0% #
119,954	Amlin PLC, Redeemable B Shares (c),(d),(e)	53,487

TOTAL PREFERRED STOCKS
(Cost $2,925,513)		2,853,383

See Notes to Financial Statements.

5

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITY — 6.9%
(Cost $10,782,770)
10,782,770	Institutional Money Market Fund (f)	$10,782,770

TOTAL INVESTMENTS
(Cost $158,093,591)	98.1%	152,630,861
OTHER ASSETS AND LIABILITIES (Net)	1.9	2,956,570

NET ASSETS	100.0%	$155,587,431

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)	Fair valued security as of December 31, 2007 (see Notes to Financial Statements, Note 2). At December 31, 2007, this security represents $53,487, less than 0.05% of net assets.

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At December 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $53,487, less than 0.05% of net assets.

Security	Acquisition Date	Cost

Amlin PLC, Redeemable B Shares	12/17/2007	$54,206

(f)	Affiliated company security (see Notes to Financial Statements, Note 3).

See Notes to Financial Statements.

6

At December 31, 2007, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	14.0%	$21,777,054
Oil, Gas & Consumable Fuels	6.5	10,115,600
Metals & Mining	6.1	9,416,510
Insurance	4.6	7,076,087
Pharmaceuticals	4.4	6,896,934
Machinery	3.4	5,353,196
Diversified Telecommunication Services	3.2	5,014,634
Food Products	3.0	4,715,999
Wireless Telecommunication Services	2.8	4,337,852
Electric Utilities	2.7	4,211,463
Automobiles	2.6	4,031,658
Beverages	2.1	3,302,222
Chemicals	2.1	3,244,302
Real Estate Management & Development	1.8	2,854,678
Multi-Industry	1.7	2,636,634
Construction & Engineering	1.7	2,631,448
Airlines	1.4	2,186,622
Media	1.4	2,173,065
Diversified Financial Services	1.4	2,159,763
Trading Companies & Distributors	1.3	2,095,153
Household Durables	1.3	2,086,434
Communications Equipment	1.3	2,032,976
Independent Power Producers & Energy Traders	1.3	2,026,104
Capital Markets	1.2	1,929,211
Food & Staples Retailing	1.2	1,801,246
Office Electronics	1.2	1,789,250
Semiconductors & Semiconductor Equipment	1.1	1,669,131
Hotels, Restaurants & Leisure	1.0	1,574,370
Industrial Conglomerates	1.0	1,496,413
Auto Components	0.9	1,433,302
Construction Materials	0.9	1,328,627
Tobacco	0.8	1,294,247
Textiles, Apparel & Luxury Goods	0.8	1,215,316
Leisure Equipment & Products	0.8	1,188,211
Household Products	0.7	1,068,762
Road & Rail	0.7	1,036,575
Electrical Equipment	0.6	1,001,098
Health Care Equipment & Supplies	0.6	909,815

See Notes to Financial Statements.

7

Munder International Fund — Core Equity

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

	% of
	Net Assets	Value

Consumer Finance	0.6%	$909,088
Marine	0.6	865,442
Information Technology Services	0.5	787,172
Energy Equipment & Services	0.5	718,080
Commercial Services & Supplies	0.4	613,198
Internet & Catalog Retail	0.3	527,009
Aerospace & Defense	0.3	507,039
Software	0.3	479,076
Electronic Equipment & Instruments	0.3	476,642

TOTAL COMMON STOCKS	89.4	138,994,708
TOTAL PREFERRED STOCKS	1.8	2,853,383
INVESTMENT COMPANY SECURITY	6.9	10,782,770

TOTAL INVESTMENTS	98.1	152,630,861
OTHER ASSETS AND LIABILITIES (Net)	1.9	2,956,570

NET ASSETS	100.0%	$155,587,431

See Notes to Financial Statements.

8

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9

Munder International Fund — Core Equity

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $147,310,821)	$141,848,091
Securities of affiliated company (cost — $10,782,770)	10,782,770

Total Investments	152,630,861
Foreign currency, at value	1,753,935
Dividends receivable	153,391
Receivable from Advisor	29,821
Receivable for Fund shares sold	785,000
Deposits with brokers for futures contracts	395,045
Prepaid expenses and other assets	118,948

Total Assets	155,867,001

LIABILITIES:
Custodian overdraft payable	79,709
Payable for investment securities purchased	11,266
Investment advisory fees payable	101,616
Transfer agency/record keeping fees payable	22,293
Distribution and shareholder servicing fees payable — Class A, C and R Shares	16,434
Administration fees payable	13,751
Trustees’ fees and expenses payable	11,928
Variation margin payable on open futures contracts	10,771
Shareholder servicing fees payable — Class K Shares	2
Accrued expenses and other payables	11,800

Total Liabilities	279,570

NET ASSETS	$155,587,431

Investments, at cost	$158,093,591

Foreign currency, at cost	$1,747,667

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$74,480
Accumulated net realized loss on investments sold	(1,542,728)
Net unrealized depreciation of investments	(5,575,945)
Paid-in capital	162,631,624

$155,587,431

NET ASSETS:
Class A Shares	$17,959,763

Class C Shares	$74,277

Class K Shares	$9,452

Class R Shares	$9,448

Class Y Shares	$4,447,193

Class I Shares	$133,087,298

SHARES OUTSTANDING:
Class A Shares	1,695,823

Class C Shares	7,037

Class K Shares	892

Class R Shares	892

Class Y Shares	419,665

Class I Shares	12,550,475

CLASS A SHARES:
Net asset value and redemption price per share	$10.59

Maximum sales charge	5.50%
Maximum offering price per share	$11.21

CLASS C SHARES:
Net asset value and offering price per share*	$10.56

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.60

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$10.59

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.60

CLASS I SHARES:
Net asset value, offering price and redemption price per share	$10.60

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder International Fund — Core Equity

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)(a)

INVESTMENT INCOME:
Interest	$793
Dividends on securities of unaffiliated companies(b)	438,596
Dividends on securities of affiliated company	53,889

Total Investment Income	493,278

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	11,879
Class C Shares	74
Class R Shares	8
Shareholder servicing fees-Class K Shares	4
Investment advisory fees	286,703
Custody fees	61,861
Administration fees	49,911
Transfer agency/record keeping fees	25,145
Legal and audit fees	22,588
Registration and filing fees	21,473
Trustees’ fees and expenses	12,305
Other	18,002

Total Expenses	509,953
Expenses reimbursed by Advisor	(91,155)

Net Expenses	418,798

NET INVESTMENT INCOME	74,480

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Security transactions	(1,051,092)
Futures contracts	(313,753)
Foreign currency-related transactions	(177,883)
Net change in unrealized appreciation/(depreciation) of:
Securities	(5,462,730)
Futures contracts	(106,230)
Foreign currency-related transactions	(6,985)

Net realized and unrealized loss on investments	(7,118,673)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,044,193)

(a)	The Fund commenced operations on August 16, 2007.

(b)	Net of foreign withholding taxes of $31,262.

See Notes to Financial Statements.

12

Munder International Fund — Core Equity

Statement of Changes in Net Assets

Period Ended
December 31, 2007(a)
(Unaudited)

Net investment income	$74,480
Net realized loss from security transactions, futures contracts, and foreign currency-related transactions	(1,542,728)
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts, and foreign currency-related transactions	(5,575,945)

Net decrease in net assets resulting from operations	(7,044,193)
Net increase in net assets from Fund share transactions:
Class A Shares	18,532,174
Class C Shares	73,288
Class K Shares	10,000
Class R Shares	10,000
Class Y Shares	4,457,163
Class I Shares	139,512,266
Short-term trading fees	5
Voluntary contribution from Advisor	36,728

Net increase in net assets	155,587,431
NET ASSETS:
Beginning of period	—

End of period	$155,587,431

Undistributed net investment income	$74,480

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 16, 2007, August 16, 2007, November 2, 2007, November 2, 2007, August 16, 2007 and August 16, 2007, respectively.

See Notes to Financial Statements.

13

Munder International Fund — Core Equity

Statement of Changes in Net Assets — Capital Stock Activity

Period Ended
December 31, 2007(a)
(Unaudited)

Amount
Class A Shares:
Sold	$18,536,178
Redeemed	(4,004)

Net increase	$18,532,174

Class C Shares:
Sold	$73,288

Net increase	$73,288

Class K Shares:
Sold	$10,000

Net increase	$10,000

Class R Shares:
Sold	$10,000

Net increase	$10,000

Class Y Shares:
Sold	$4,457,163

Net increase	$4,457,163

Class I Shares:
Sold	$45,963,813
In-kind subscription	94,039,616
Redeemed	(491,163)

Net increase	$139,512,266

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 16, 2007, August 16, 2007, November 2, 2007, November 2, 2007, August 16, 2007 and August 16, 2007, respectively.

See Notes to Financial Statements.

14

Period Ended
December 31, 2007(a)
(Unaudited)

Shares
Class A Shares:
Sold	1,696,192
Redeemed	(369)

Net increase	1,695,823

Class C Shares:
Sold	7,037

Net increase	7,037

Class K Shares:
Sold	892

Net increase	892

Class R Shares:
Sold	892

Net increase	892

Class Y Shares:
Sold	419,665

Net increase	419,665

Class I Shares:
Sold	4,244,018
In-kind subscription	8,351,653
Redeemed	(45,196)

Net increase	12,550,475

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 16, 2007, August 16, 2007, November 2, 2007, November 2, 2007, August 16, 2007 and August 16, 2007, respectively.

See Notes to Financial Statements.

15

Munder International Fund — Core Equity(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares		C Shares
	Period Ended		Period Ended
	12/31/07(b)		12/31/07(b)
	(Unaudited)		(Unaudited)

Net asset value, beginning of period	$10.00		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		(0.03)
Net realized and unrealized gain/(loss) on investments	0.57		0.56

Total from investment operations	0.56		0.53

Short-term trading fees	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	0.03		0.03

Net asset value, end of period	$10.59		$10.56

Total return(d)	6.40	%(e)	6.00	%(e)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,960		$74
Ratio of operating expenses to average net assets	1.61	%(f)	2.36	%(f)
Ratio of net investment income/(loss) to average net assets	(0.12	)%(f)	(0.79	)%(f)
Portfolio turnover rate	33%		33%
Ratio of operating expenses to average net assets without expense reimbursements	1.86	%(f)	2.61	%(f)

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 16, 2007, August 16, 2007, November 2, 2007, November 2, 2007, August 16, 2007 and August 16, 2007, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 6.10% for Class A, 5.70% for Class C, 6.10% for Class Y and 6.20% for Class I.

(f)	Annualized.

See Notes to Financial Statements.

16

K Shares		R Shares		Y Shares		I Shares
Period Ended		Period Ended		Period Ended		Period Ended
12/31/07(b)		12/31/07(b)		12/31/07(b)		12/31/07(b)
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$11.21		$11.21		$10.00		$10.00

(0.01)		(0.01)		(0.01)		0.01
(0.60)		(0.61)		0.58		0.56

(0.61)		(0.62)		0.57		0.57

0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)

—		—		0.03		0.03

$10.60		$10.59		$10.60		$10.60

(5.08)%		(5.08)%		6.40	%(e)	6.50	%(e)

$9		$9		$4,447		$133,087
1.61	%(f)	1.86	%(f)	1.36	%(f)	1.10	%(f)
(0.23	)%(f)	(0.48	)%(f)	(0.26	)%(f)	0.26	%(f)
33%		33%		33%		33%
1.86	%(f)	2.11	%(f)	1.61	%(f)	1.35	%(f)

See Notes to Financial Statements.

17

[This Page Intentionally Left Blank]

18

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder International Fund — Core Equity (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class C, Class K, Class R, Class Y, and Class I Shares. Prior to October 31, 2007, the Fund did not offer Class K or Class R Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class K, Class R, Class Y, and Class I Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the

19

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Futures Contracts: During the period ended December 31, 2007, the Fund entered into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margin payments are generally settled on a daily basis. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

21

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class I Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

22

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund, at an annual rate of 0.80% on the first $1 billion of assets, and 0.75% on assets exceeding $1 billion. Prior to November 13, 2007, the Advisor was entitled to receive a fee based on the average daily net assets of the Fund at an annual rate of 0.80%. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.80% for advisory services.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor has agreed to waive fees or reimburse certain expenses of the Fund through at least October 31, 2008 to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.61%, 2.36%, 1.61%, 1.86%, 1.36%, and 1.10% for Class A, Class C, Class K, Class, R, Class Y, and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2007, such reimbursements totaled $91,155, and are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

The Advisor may seek reimbursement from the Fund for expenses reimbursed on behalf of the Fund since its inception pursuant to a Reimbursement Agreement with the Fund. At December 31, 2007, the total amount eligible for reimbursement to the Advisor was $91,155. The Fund may only grant such reimbursement provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and

23

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Reimbursement Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $49,911 before payment of sub-administration fees and $31,476 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1393% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $2,165 in advisory fees before waivers and expense reimbursements ($130 after waivers and expense reimbursements) and $893 in administrative fees.

During the period ended December 31, 2007, the Advisor made a voluntary capital contribution to the Fund of $36,728 after identification of an isolated delay in trade communications.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for

24

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class C, Class R, and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

25

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class C	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

No payments are made under the Plan with regard to Class Y or Class I Shares.

5. Securities Transactions

Cost of purchases and proceeds from sales of securities other than short term investments and U.S. government securities were $85,310,142 and $31,159,546, respectively, for the period ended December 31, 2007. During the period ended December 31, 2007, the Fund had a subscription in-kind which resulted in a subscription into the Fund of $94,039,616.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,171,600, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $9,634,330 and net depreciation for financial reporting purposes was $5,462,730. At December 31, 2007, aggregate cost for financial reporting purposes was $158,093,591.

As of December 31, 2007, the Fund had the following open financial futures contracts:

		Notional Value	Market Value	Gross Unrealized
Long Positions	Contracts	of Contracts	of Contracts	Depreciation

MSCI Pan Euro Index Future March 2008	240	$8,693,483	$8,667,034	$(26,449)
TOPIX Index Future March 2008	19	2,579,893	2,500,112	(79,781)

6. Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of

26

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

7. Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $27.

8. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

27

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

10. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11. Proxy Voting Record

The Fund will file with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2008, and thereafter for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Approval of Investment Advisory Agreement

On August 14, 2007, the Board of Trustees, including all of the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a Combined Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and MST with respect to the Fund. The Advisory Agreement with respect to all of the then existing Munder Funds had been approved by the Board on May 15, 2007.

At an in-person Board meeting held on August 13-14, 2007, the Trustees reviewed information about the Fund and considered the proposed terms of the Advisory Agreement with respect to the Fund. The Board and counsel to the Non-Interested Trustees had an opportunity to review information, in advance of the meeting, provided by the Advisor and by counsel to the Munder Funds. This information included materials that presented detailed information from the Advisor that had been provided in response to a series of questions submitted by counsel to the Munder Funds and memoranda outlining the legal duties of the Board provided to the Board by counsel to the Non-Interested Trustees.

The Board considered the information presented in light of the fact that the Fund was newly created and, therefore, had no performance or operating history to evaluate in considering its approval of the Advisory Agreement with respect to the Fund. In evaluating the Advisory Agreement, therefore, the Board conducted a review that was specifically focused upon the approval of the Advisory Agreement with respect to the Fund, while relying upon the

28

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Board’s general knowledge, resulting from its meetings throughout the year, of the Advisor and the services it provides to the existing Munder Funds. In this regard, the Board considered the new information presented for the Fund carefully along with the detailed information provided to them by the Advisor in connection with the Board’s most recent annual evaluation and approval of the continuance of the Advisory Agreement for the then existing Munder Funds at the Board meeting held on May 14-15, 2007.

In approving the Advisory Agreement with respect to the Fund, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the Advisory Agreement for the Fund. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

(a) The nature, extent and quality of the services to be provided by the Advisor: In considering the nature, extent and quality of the services proposed to be provided by the Advisor to the Fund, which had not yet commenced operations, the Board took note of its comprehensive review of these factors during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the level and quality of services that the Advisor generally has provided to the existing Munder Funds and has proposed to provide to the Fund; the qualifications of management of the Advisor and of the persons proposed by the Advisor to provide portfolio management services to the Fund; the general experience, business, operations and financial condition of the Advisor; and the terms of the Advisory Agreement. Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the Advisory Agreement with respect to the Fund.

(b) The investment performance of the Fund: The Board considered the fact that the Fund was newly created and, therefore, had no performance history. The Board considered the proposed investment objectives and strategies of the Fund, the proposed trading strategies and decision making process to be employed by the Advisor in managing the Fund, and the capability and capacity of the Advisor to manage the Fund. Based on these considerations, the Board

29

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

concluded that the investment performance of the Advisor supported approval of the Advisory Agreement with respect to the Fund.

(c) The anticipated costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered the fact that the Fund was newly created, and therefore, no profitability information or analysis was available to provide to the Board. The Board considered the proposed investment advisory fees for the Fund; the total fees anticipated to be received by the Advisor from its relationship with the Fund; the willingness of the Advisor to contractually limit the fees and expenses paid by the Fund, and an estimate of profitability of the Fund to the Advisor. The Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the Advisory Agreement with respect to the Fund. Based on the information provided, the Board concluded that the proposed costs of the Advisor’s services under the Advisory Agreement were not unreasonable.

(d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board noted the Advisor’s previous and on-going efforts to review the fees of all the Munder Funds for reasonableness and market rate comparability in an overall effort to reduce the Funds’ total operating expenses. With respect to the Fund, the Board considered the Advisor’s willingness to contractually limit the Fund’s expenses for at least a one year period by waiving certain fees and reimbursing certain expenses. The Board also considered the Advisor’s willingness to consider contractual breakpoints for the Fund, which were approved in November 2007. Based on the above, the Board concluded that the Advisor’s efforts in this regard supported approving the Advisory Agreement with respect to the Fund.

(e) A comparison of proposed fee levels of the Fund with those of comparable funds: In considering this factor, the Board considered the proposed advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with the lowest average assets. The Board also received information that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of other funds in the same Morningstar category

30

Munder International Fund — Core Equity

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

as the Fund with the lowest average assets. Based on these fee and expense comparisons, the Board concluded that the proposed advisory fee and anticipated total fee levels of the Fund were reasonable in light of the services to be provided and should not preclude approval of the Advisory Agreement with respect to the Fund.

(f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: In considering the benefits derived or to be derived by the Advisor from the relationship with the Fund, the Board took note of its comprehensive review of the Advisor’s relationship with the then existing Munder Funds during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although investment managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional anticipated benefits should not preclude approval of the Advisory Agreement with respect to the Fund.

Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement with respect to the Fund.

31

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32

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33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNIFCE1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder International
Small-Mid Cap Fund
Class A, C, K, R, Y & I Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Statement of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
21	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Smaller and medium-sized company stocks are more volatile and less liquid than larger, more established company securities.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located.

The performance data contained in the following commentary is based on Class Y Shares of the Fund from its inception through December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Remi Browne, Peter Carpenter, Robert Cerow, Peter Collins, John Evers, Daniel LeVan and Jeffrey Sullivan

The Fund posted a 1.04% return for the period from its inception on August 17, 2007 through December 31, 2007, compared to the 6.70% return for the S&P®/Citigroup Extended Market Index (EMI) World ex-U.S.

The primary cause of relative weakness in the Fund’s performance versus its benchmark was stock selection, particularly in the industrials and materials sectors. Performance in the industrials sector was negatively impacted by Charter Plc (0.5% of the Fund), a U.K. manufacturer of welding gear, Michael Page International Plc (0.4% of the Fund), a U.K. recruitment consultant, and STX Shipbuilding Co., Ltd. (0.3% of the Fund), a South Korean shipbuilder.

In the materials sector, the strong performance of Incitec Pivot Limited (1.4% of the Fund), an Australian manufacturer of fertilizer, was offset by the weak performance of other holdings, including Tosoh Corporation (0.4% of the Fund), a Japanese chemical manufacturer, and Salzgitter AG (0.7% of the Fund), a German steel manufacturer.

Partially offsetting these negative factors was the relative strength of the Fund’s financials sector, largely due to the strong performance of Deutsche Börse AG (0.4% of the Fund) and the lack of a position in Northern Rock PLC. Other contributors to relative performance in the sector included Wing Hang Bank Limited (0.6% of the Fund), Close Brothers Group plc (0.5% of the Fund), a U.K. merchant bank, and Bolsas y Mercados Españoles, Sociedad Holding de Mercados y Sistemas Financieros, S.A. (0.9% of the Fund), a European stock exchange operator headquartered in Spain.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P®/Citigroup Extended Market Index (EMI) World ex-U.S. consists of the bottom 20% (based on market capitalization) of companies from each country represented in the S&P®/Citigroup Broad Market Index (BMI) World ex-U.S. The S&P®/Citigroup BMI World ex-U.S. includes all listed shares of companies from 26 developed market countries excluding the U.S. with float-adjusted market capitalizations of at least US$100 million and annual trading volume of at least US$25 million. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 17, 2007, the date that the Fund commenced operations, to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

		Ending
	Beginning	Account	Expenses Paid	Annualized
	Account Value	Value	During Period	Expense
	8/17/07(1)	12/31/07(2)	8/17/07-12/31/07(2)	Ratio

Actual
Class A	$1,000.00	$1,010.40	$6.29	1.71%
Class C	$1,000.00	$1,007.40	$9.04	2.46%
Class K	$1,000.00	$911.90	$2.68	1.71%
Class R	$1,000.00	$911.90	$3.07	1.96%
Class Y	$1,000.00	$1,010.40	$5.37	1.46%
Class I	$1,000.00	$1,013.10	$4.42	1.20%

Hypothetical
Class A	$1,000.00	$1,016.54	$8.67	1.71%
Class C	$1,000.00	$1,012.77	$12.45	2.46%
Class K	$1,000.00	$1,016.54	$8.67	1.71%
Class R	$1,000.00	$1,015.28	$9.93	1.96%
Class Y	$1,000.00	$1,017.80	$7.41	1.46%
Class I	$1,000.00	$1,019.10	$6.09	1.20%

(1)	Actual Beginning Account Value for Class A, Class C, Class Y and Class I Shares is as of August 17, 2007, the date the Fund commenced operations. Actual Beginning Account Value for Class K and Class R Shares is as of November 1, 2007, the date those classes commenced operations. Hypothetical Beginning Account Value is as of July 1, 2007 in order to facilitate comparison with other mutual funds.

(2)	Actual Ending Account Value and Actual Expenses Paid are based on the period from the beginning of expense accruals through December 31, 2007, therefore, expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 134/366 for Class A, Class C, Class Y and Class I Shares, or 60/366 for Class K and Class R shares (in each case to reflect the portion of the period that the applicable class incurred expenses).

Hypothetical Ending Account Value and Hypothetical Expenses Paid are calculated as if the class had been in existence during the entire six-month period from July 1, 2007 through December 31, 2007.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder International Small-Mid Cap Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 94.0%
Australia — 5.0%
368,778	Abacus Group Holdings Limited	$565,041
66,695	AED Oil Limited †	249,472
199,285	Australian Worldwide Exploration Limited †	586,191
36,597	Babcock & Brown Ltd.	872,438
277,555	Challenger Financial Services Group Ltd.	1,216,099
12,616	Cochlear Ltd.	829,703
36,836	Flight Centre Ltd.	1,044,707
26,406	Incitec Pivot Limited (a)	2,715,057
149,410	SMS Management & Technology Limited	997,040
58,078	Transfield Services Limited	701,187

		9,776,935

Austria — 1.1%
15,776	Andritz AG	956,057
31,024	Zumtobel AG	1,122,173

		2,078,230

Belgium — 1.8%
11,443	Mobistar NV SA	1,041,458
16,087	Telenet Group Holding NV	468,518
12,575	Tessenderlo Chemie NV	610,391
5,498	Umicore	1,366,520

		3,486,887

Canada — 7.0%
29,100	Astral Media Inc.	1,375,170
10,401	Atco Ltd.	581,832
90,660	Bow Valley Energy Ltd. †	578,710
40,400	Canaccord Capital Inc.	626,293
26,100	Canadian Western Bank	829,054
34,600	Gildan Activewear Inc. †	1,435,254
56,450	Great Canadian Gaming Corporation †	886,544
12,000	Inmet Mining Corp.	979,381
19,049	Major Drilling Group International Inc. †	1,208,235
15,800	Northbridge Financial Corporation	590,569
56,010	Oilexco Incorporated †	747,973
37,630	Open Text Corporation †	1,183,464

See Notes to Financial Statements.

1

Munder International Small-Mid Cap Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Canada (Continued)
111,200	Sherritt International Corp.	$1,497,389
56,600	Westjet Airlines Ltd. †	1,293,206

		13,813,074

China — 0.4%
404,000	Xinao Gas Holdings Limited	803,088

Denmark — 1.0%
8,300	East Asiatic Company Ltd. A/S (The)	646,905
29,850	Sydbank A/S	1,283,245

		1,930,150

Finland — 1.4%
37,505	Konecranes Oyj (a)	1,292,990
24,939	Nokian Renkaat OYJ	876,913
8,881	Wartsila Corporation, B Shares	676,361

		2,846,264

France — 8.4%
19,658	Air France-KLM	691,221
2,649	ALSTOM	569,327
5,721	Casino Guichard-Perrachon SA	622,227
15,667	CNP Assurances	2,038,400
2,673	Compagnie Generale de Geophysique-Veritas †	762,072
9,095	Compagnie Generale des Etablissements Michelin, B Shares	1,043,842
10,856	Euler Hermes SA	1,345,471
27,286	Haulotte Group (a)	817,019
19,931	Ipsen SA	1,202,030
18,778	Ipsos	535,360
5,733	Laurent-Perrier S.A.	1,087,723
14,100	Neuf Cegetel	713,276
8,068	Nexans	1,008,543
9,682	Nexity	443,069
4,554	Pierre & Vacances SA	629,797
13,776	Rhodia †	531,728
2,916	Rubis	285,644
4,401	SEB SA	797,876
7,071	Sopra Group	560,121
21,119	Teleperformance	822,255

		16,507,001

See Notes to Financial Statements.

2

Shares		Value

Germany — 7.5%
50,843	AIXTRON Aktiengesellschaft †	$706,926
4,190	Deutsche Börse AG	831,603
20,209	GEA Group AG †	703,208
12,323	Hannover Rueckversicherung AG	568,432
25,232	Hypo Real Estate Holding AG (a)	1,331,745
16,275	IVG Immobilien AG	561,083
18,778	Lanxess AG	922,467
11,443	MAN AG	1,903,902
17,311	MTU Aero Engines Holding AG	1,012,382
26,655	Rhoen-Klinikum AG	840,993
9,266	Salzgitter AG	1,382,508
10,105	Software AG	894,862
14,083	Stada Arzneimittel AG	865,812
37,555	Vivacon AG	711,050
2,218	Wacker Chemie AG	641,107
8,878	Wincor Nixdorf AG	843,705

		14,721,785

Greece — 0.7%
34,768	Gr. Sarantis S.A.	711,656
17,865	Hellenic Exchanges S.A.	626,869

		1,338,525

Hong Kong — 1.3%
499,000	Noble Group Limited	842,384
85,000	Wing Hang Bank Limited	1,272,155
570,000	Xinyi Glass Holdings Ltd.	548,260

		2,662,799

Ireland — 1.3%
121,206	Glanbia plc (a),(b)	808,074
4,735	Glanbia plc (a),(b)	32,122
31,345	Greencore Group PLC (a),(b)	216,308
82,200	Greencore Group PLC (a),(b)	538,409
24,090	Kingspan Group plc (b)	364,535

See Notes to Financial Statements.

3

Munder International Small-Mid Cap Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Ireland (Continued)
2,542	Kingspan Group plc (b)	$38,838
105,820	United Drug plc	611,121

		2,609,407

Italy — 4.2%
109,731	Azimut Holding SpA (a)	1,422,232
40,926	Banca Popolare di Milano (a)	557,670
62,494	Cementir-Cementerie del Tirreno S.p.A. (a)	552,328
66,895	Credito Emiliano S.p.A. (a)	923,268
18,191	Fondiaria-SAI S.p.A.	750,012
27,579	Indesit Co. S.p.A.	428,219
54,866	MARR S.p.A.	561,518
109,731	Milano Assicurazioni SpA	858,313
9,095	Pirelli & C Real Estate SpA	334,162
45,098	Prysmian S.p.A. †	1,113,651
90,073	Recordati S.p.A.	805,292

		8,306,665

Japan — 14.6%
31,700	ABC-Mart	692,369
49,000	AOC Holdings, Inc.	712,313
22,000	Atrium Co. Ltd.	455,892
70,800	Chugoku Marine Paints Ltd.	645,797
13,200	Disco Corporation	740,849
35,200	Don Quijote Co., Ltd.	693,193
26,100	EXEDY Corporation	885,459
30,200	Gigas K’s Denki Corporation	789,366
26,700	Glory Ltd.	622,598
14,320	Goldcrest Co. Ltd.	428,132
28,200	Hisamitsu Pharmaceutical Company Inc.	858,255
123,000	Hitachi Cable, Ltd.	731,075
47,200	Hitachi Koki Co., Ltd.	743,607
70,300	Hitachi Kokusai Electric Inc.	861,484
14,100	Hogy Medical Co. Ltd.	594,468
29,900	Joint Corporation	580,790
977	Kenedix Inc.	1,582,930
29,000	Kintetsu World Express Inc.	1,012,398
26,100	Mandom Corporation	697,386
23,800	Mitsumi Electric Co. Ltd.	809,560
11,400	Nihon Dempa Kogyo Company Ltd.	559,209

See Notes to Financial Statements.

4

Shares		Value

Japan (Continued)
20,500	Nissha Printing Co., Ltd.	$809,247
46,100	Nissin Kogyo Co. Ltd.	1,081,162
220,000	Nitto Boseki Co. Ltd.	541,557
70,700	NSD CO. LTD.	937,266
67,200	Sumitomo Rubber Industries, Ltd.	600,328
85,000	Suruga Bank Ltd.	926,733
17,600	Takeuchi Manufacturing Co. Ltd.	707,371
57,500	Toho Pharmaceutical Co. Ltd.	1,122,052
42,200	Tokai Rika Co. Ltd.	1,322,114
94,000	Toshiba Machine Co., Ltd.	777,478
173,300	Tosoh Corporation	746,160
38,600	Toyo Suisan Kaisha Ltd.	701,410
26,400	Tsuruha Company Ltd.	1,016,157
343,000	Ube Industries Ltd.	1,169,789
44,300	Urban Corporation	592,834

		28,748,788

Luxembourg — 0.4%
5,940	Millicom International Cellular S.A. †	700,564

Netherlands — 4.1%
47,824	Aalberts Industries NV (a)	950,927
27,579	ASM International NV (a)	675,392
23,836	Fugro NV	1,840,050
33,579	Imtech NV (a)	831,655
37,030	Koninklijke BAM Groep nv	871,650
22,964	Koninklijke DSM NV (a)	1,085,464
7,731	Nutreco Holding N.V.	447,151
18,191	TomTom NV †	1,369,702

		8,071,991

Norway — 1.4%
607,000	DNO ASA †	1,126,838
100,400	Ementor ASA †	761,804
39,600	TANDBERG asa	827,757

		2,716,399

Portugal — 0.4%
96,528	Banco BPI SA (a)	756,450

See Notes to Financial Statements.

5

Munder International Small-Mid Cap Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Singapore — 0.7%
311,000	Tat Hong Holdings Ltd.	$738,907
388,400	Wing Tai Holdings Limited	728,528

		1,467,435

South Korea — 3.8%
25,230	Daegu Bank †	419,130
59,300	Hankook Tire Company Limited †	1,133,989
5,575	Hite Brewery Company Ltd. †	848,713
7,628	Honam Petrochemical Corp. †	859,734
39,315	Jusung Engineering Company Ltd. †	756,017
4,548	Korea Line Corporation †	801,688
6,692	Korea Zinc Co. Ltd. †	932,969
68,070	Pusan Bank †	1,141,711
12,713	STX Shipbuilding Co., Ltd. †	679,077

		7,573,028

Spain — 4.3%
25,617	Bolsas y Mercados Españoles, Sociedad Holding de Mercados y Sistemas Financieros, S.A. (a)	1,745,326
22,095	Gestevision Telecinco, S.A.	565,643
13,496	Obrascon Huarte Lain SA	454,424
14,438	Red Electrica de Espana	912,757
23,765	SOL MELIA S.A.	362,049
179,193	TUBACEX, S.A. (a)	1,750,088
31,153	Union Fenosa SA (a)	2,103,827
27,286	Viscofan SA	577,658

		8,471,772

Sweden — 0.8%
41,800	NCC AB, B Shares	898,966
69,200	Peab AB	714,677

		1,613,643

Switzerland — 6.0%
28,542	Actelion Ltd. †	1,312,203
763	Barry Callebaut AG	579,587
2,638	Galenica AG	1,153,390
2,024	Georg Fischer AG	1,246,061
7,042	Holcim Ltd.	754,489
17,604	Julius Baer Holding Ltd.	1,455,403

See Notes to Financial Statements.

6

Shares		Value

Switzerland (Continued)
2,054	Rieter Holding AG	$907,124
763	Sika AG	1,439,534
5,369	Swatch Group Ltd.	1,618,311
3,442	Syngenta AG	877,107
10,856	Vontobel Holding AG	524,989

		11,868,198

United Kingdom — 16.4%
95,134	Aga Foodservice Group plc	678,905
156,938	Amlin PLC	930,954
40,219	Antofagasta plc	574,030
325,719	Beazley Group PLC	1,055,233
44,597	BPP Holdings PLC	551,292
105,623	British Airways PLC †	651,259
110,905	Britvic PLC	763,856
113,839	Cattles PLC	666,227
65,428	Charter plc †	1,033,462
27,286	Chemring Group Plc	1,116,727
53,985	Close Brothers Group plc	1,020,894
85,379	Cookson Group plc	1,184,590
55,746	Croda International Plc	644,724
66,065	CSR Plc †	789,054
56,333	Dairy Crest Group PLC	653,756
41,812	Dana Petroleum plc †	1,158,575
291,706	DS Smith Plc	1,215,052
66,015	Enterprise Inns Plc	639,964
56,039	Firstgroup Plc	909,143
274,823	Galiform Plc †	495,092
212,127	GallifordTry plc	434,928
33,893	Greene King plc	539,739
5,938	Greggs plc	555,549
80,391	Halfords Group PLC	482,880
107,384	Inchcape Plc	809,076
102,396	Informa plc	941,183
64,823	Inmarsat plc	700,669
61,438	International Power plc	554,624
78,337	Interserve PLC	746,941
183,961	John Wood Group PLC	1,585,615
20,538	Kier Group Plc	595,665
132,616	Michael Page International Plc	760,278

See Notes to Financial Statements.

7

Munder International Small-Mid Cap Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
96,869	Morgan Crucible Company plc (The)	$389,511
23,178	Morgan Sindall PLC	479,375
89,836	N Brown Group PLC	423,374
110,024	Petrofac Limited	1,204,576
251,736	Regus Group PLC	414,665
187,757	Restaurant Group plc (The)	698,911
82,445	Savills PLC	459,522
45,101	Speedy Hire PLC	752,340
69,242	Sthree PLC	307,368
37,162	Venture Production plc	585,880
50,465	Vitec Group plc	587,666
49,382	William Hill plc	515,583

		32,258,707

TOTAL COMMON STOCKS
(Cost $199,596,200)		185,127,785

PREFERRED STOCKS — 1.7%
Germany — 1.7%
19,364	Fresenius SE	1,610,904
11,366	Fuchs Petrolub AG	1,006,864
29,410	ProSiebenSat.1 Media AG	704,752

		3,322,520

United Kingdom — 0.0% #
156,363	Amlin PLC, Redeemable B Shares (c),(d),(e)	69,722

TOTAL PREFERRED STOCKS
(Cost $3,567,100)		3,392,242

INVESTMENT COMPANY SECURITIES — 2.6%
Canada — 0.4%
32,000	Crescent Point Energy Trust	804,417

United States — 2.2%
4,301,185	Institutional Money Market Fund (f)	4,301,185

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $4,994,149)		5,105,602

See Notes to Financial Statements.

8

		Value

TOTAL INVESTMENTS
(Cost $208,157,449)	98.3%	$193,625,629
OTHER ASSETS AND LIABILITIES (Net)	1.7	3,321,044

NET ASSETS	100.0%	$196,946,673

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)	Fair valued security as of December 31, 2007 (see Notes to Financial Statements, Note 2). At December 31, 2007, this security represents $69,722, less than 0.05% of net assets.

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At December 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $69,722, less than 0.05% of net assets.

Security	Acquisition Date	Cost

Amlin PLC, Redeemable B Shares	12/17/2007	$70,658

(f)	Affiliated company security (see Notes to Financial Statements, Note 3).

See Notes to Financial Statements.

9

Munder International Small-Mid Cap Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

At December 31, 2007, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Chemicals	7.2%	$14,255,580
Machinery	6.5	12,756,023
Commercial Banks	4.8	9,441,162
Auto Components	4.3	8,399,189
Metals & Mining	4.2	8,324,600
Insurance	4.1	8,137,382
Construction & Engineering	3.1	6,028,282
Food Products	2.9	5,756,929
Oil, Gas & Consumable Fuels	2.9	5,745,951
Real Estate Management & Development	2.8	5,550,900
Energy Equipment & Services	2.7	5,392,313
Hotels, Restaurants & Leisure	2.7	5,317,294
Diversified Financial Services	2.7	5,292,335
Capital Markets	2.6	5,049,811
Household Durables	2.5	4,889,510
Electrical Equipment	2.3	4,544,768
Media	2.2	4,239,612
Pharmaceuticals	1.9	3,731,389
Health Care Providers & Services	1.9	3,727,555
Semiconductors & Semiconductor Equipment	1.9	3,668,238
Textiles, Apparel & Luxury Goods	1.5	3,053,565
Electric Utilities	1.5	3,016,584
Commercial Services & Supplies	1.5	2,992,745
Beverages	1.4	2,700,292
Airlines	1.3	2,635,686
Specialty Retail	1.2	2,459,706
Trading Companies & Distributors	1.2	2,333,632
Information Technology Services	1.2	2,318,965
Food & Staples Retailing	1.1	2,199,902
Aerospace & Defense	1.1	2,129,109
Diversified Telecommunication Services	1.0	1,882,464
Software	0.9	1,832,129
Wireless Telecommunication Services	0.9	1,742,021
Communications Equipment	0.9	1,689,242
Computers & Peripherals	0.8	1,653,265
Health Care Equipment & Supplies	0.7	1,424,171
Personal Products	0.7	1,409,042

See Notes to Financial Statements.

10

	% of
	Net Assets	Value

Biotechnology	0.7%	$1,312,203
Construction Materials	0.7	1,306,817
Containers & Packaging	0.6	1,215,052
Industrial Conglomerates	0.6	1,184,590
Internet Software & Services	0.6	1,183,463
Gas Utilities	0.6	1,088,732
Air Freight & Logistics	0.5	1,012,398
Building Products	0.5	944,930
Road & Rail	0.5	909,143
Distributors	0.4	809,076
Marine	0.4	801,688
Multiline Retail	0.3	693,192
Consumer Finance	0.3	666,227
Leisure Equipment & Products	0.3	587,666
Multi-Industry	0.3	581,832
Real Estate Investment Trust (REITs)	0.3	565,041
Electronic Equipment & Instruments	0.3	559,209
Independent Power Producers & Energy Traders	0.3	554,624
Diversified Consumer Services	0.3	551,292
Thrifts & Mortgage Finance	0.2	455,893
Internet & Catalog Retail	0.2	423,374

TOTAL COMMON STOCKS	94.0	185,127,785
TOTAL PREFERRED STOCKS	1.7	3,392,242
INVESTMENT COMPANY SECURITIES	2.6	5,105,602

TOTAL INVESTMENTS	98.3	193,625,629
OTHER ASSETS AND LIABILITIES (Net)	1.7	3,321,044

NET ASSETS	100.0%	$196,946,673

See Notes to Financial Statements.

11

Munder International Small-Mid Cap Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $203,856,264)	$189,324,444
Securities of affiliated company (cost — $4,301,185)	4,301,185

Total Investments	193,625,629
Foreign currency, at value	3,202,278
Dividends receivable	140,667
Receivable from Advisor	35,737
Receivable for Fund shares sold	151,093
Deposits with brokers for futures contracts	40,311
Prepaid expenses and other assets	109,540

Total Assets	197,305,255

LIABILITIES:
Custodian overdraft payable	119,059
Payable for investment securities purchased	43,993
Payable for Fund shares redeemed	683
Investment advisory fees payable	150,721
Transfer agency/record keeping fees payable	17,272
Administration fees payable	13,559
Trustees’ fees and expenses payable	11,752
Variation margin payable on open futures contracts	1,541
Shareholder servicing fees payable — Class K Shares	2

Total Liabilities	358,582

NET ASSETS	$196,946,673

Investments, at cost	$208,157,449

Foreign currency, at cost	$3,171,805

See Notes to Financial Statements.

12

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(35,915)
Accumulated distributions and net realized loss on investments sold	(3,897,385)
Net unrealized depreciation of investments	(14,516,834)
Paid-in capital	215,396,807

$196,946,673

NET ASSETS:
Class A Shares	$1,359,557

Class C Shares	$259,299

Class K Shares	$9,080

Class R Shares	$9,076

Class Y Shares	$5,931,958

Class I Shares	$189,377,703

SHARES OUTSTANDING:
Class A Shares	135,163

Class C Shares	25,864

Class K Shares	903

Class R Shares	903

Class Y Shares	589,784

Class I Shares	18,803,668

CLASS A SHARES:
Net asset value and redemption price per share	$10.06

Maximum sales charge	5.50%
Maximum offering price per share	$10.65

CLASS C SHARES:
Net asset value and offering price per share*	$10.03

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.06

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$10.05

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.06

CLASS I SHARES:
Net asset value, offering price and redemption price per share	$10.07

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder International Small-Mid Cap Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)(a)

INVESTMENT INCOME:
Interest	$1,757
Dividends on securities of unaffiliated companies(b)	552,036
Dividends on securities of affiliated company	77,216

Total Investment Income	631,009

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	439
Class C Shares	142
Class R Shares	8
Shareholder servicing fees:
Class K Shares	4
Investment advisory fees	424,204
Custody fees	62,689
Administration fees	58,219
Legal and audit fees	22,826
Registration and filing fees	21,161
Transfer agency/record keeping fees	17,879
Trustees’ fees and expenses	12,129
Other	17,087

Total Expenses	636,787
Expenses reimbursed by Advisor	(98,198)

Net Expenses	538,589

NET INVESTMENT INCOME	92,420

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Security transactions	(2,821,298)
Futures contracts	(844,427)
Foreign currency-related transactions	(156,244)
Net change in unrealized appreciation/(depreciation) of:
Securities	(14,531,820)
Futures contracts	1,712
Foreign currency-related transactions	13,274

Net realized and unrealized loss on investments	(18,338,803)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,246,383)

(a)	The Fund commenced operations on August 17, 2007.

(b)	Net of foreign withholding taxes of $29,607.

See Notes to Financial Statements.

14

Munder International Small-Mid Cap Fund

Statement of Changes in Net Assets

Period Ended
December 31, 2007(a)
(Unaudited)
Net investment income	$92,420
Net realized loss from security transactions, futures contracts and foreign currency-related transactions	(3,821,969)
Net change in net unrealized appreciation/(depreciation) of securities, futures contracts and foreign currency-related transactions	(14,516,834)

Net decrease in net assets resulting from operations	(18,246,383)
Dividends to shareholders from net investment income:
Class I Shares	(128,335)
Distributions to shareholders from net realized gains:
Class A Shares	(506)
Class C Shares	(66)
Class K Shares	(4)
Class R Shares	(4)
Class Y Shares	(2,299)
Class I Shares	(72,537)
Net increase in net assets from Fund share transactions:
Class A Shares	1,382,745
Class C Shares	260,207
Class K Shares	10,004
Class R Shares	10,004
Class Y Shares	6,208,575
Class I Shares	207,525,272

Net increase in net assets	196,946,673
NET ASSETS:
Beginning of period	—

End of period	$196,946,673

Accumulated distributions in excess of net investment income	$(35,915)

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 17, 2007, August 17, 2007, November 2, 2007, November 2, 2007, August 17, 2007 and August 17, 2007, respectively.

See Notes to Financial Statements.

15

Munder International Small-Mid Cap Fund

Statement of Changes in Net Assets — Capital Stock Activity

Period Ended
December 31, 2007(a)
(Unaudited)

Amount
Class A Shares:
Sold	$1,511,874
Issued as reinvestment of distributions	496
Redeemed	(129,625)

Net increase	$1,382,745

Class C Shares:
Sold	$260,147
Issued as reinvestment of distributions	66
Redeemed	(6)

Net increase	$260,207

Class K Shares:
Sold	$10,000
Issued as reinvestment of distributions	4

Net increase	$10,004

Class R Shares:
Sold	$10,000
Issued as reinvestment of distributions	4

Net increase	$10,004

Class Y Shares:
Sold	$11,419,616
Issued as reinvestment of distributions	2,299
Redeemed	(5,213,340)

Net increase	$6,208,575

Class I Shares:
Sold	$65,167,549
In-kind subscription	142,863,406
Issued as reinvestment of dividends and distributions	52,797
Redeemed	(558,480)

Net increase	$207,525,272

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 17, 2007, August 17, 2007, November 2, 2007, November 2, 2007, August 17, 2007 and August 17, 2007, respectively.

See Notes to Financial Statements.

16

Period Ended
December 31, 2007(a)
(Unaudited)

Shares
Class A Shares:
Sold	148,102
Issued as reinvestment of distributions	50
Redeemed	(12,989)

Net increase	135,163

Class C Shares:
Sold	25,858
Issued as reinvestment of distributions	7
Redeemed	(1)

Net increase	25,864

Class K Shares:
Sold	902
Issued as reinvestment of distributions	1

Net increase	903

Class R Shares:
Sold	902
Issued as reinvestment of distributions	1

Net increase	903

Class Y Shares:
Sold	1,110,367
Issued as reinvestment of distributions	230
Redeemed	(520,813)

Net increase	589,784

Class I Shares:
Sold	6,117,621
In-kind subscription	12,732,924
Issued as reinvestment of dividends and distributions	5,280
Redeemed	(52,157)

Net increase	18,803,668

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I Shares of the Fund commenced operations on August 17, 2007, August 17, 2007, November 2, 2007, November 2, 2007, August 17, 2007 and August 17, 2007, respectively.

See Notes to Financial Statements.

17

Munder International Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares		C Shares		K Shares		R Shares		Y Shares
	Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
	12/31/07(b)		12/31/07(b)		12/31/07(b)		12/31/07(b)		12/31/07(b)
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Net asset value, beginning of period	$10.00		$10.00		$11.08		$11.08		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		(0.04)		(0.01)		(0.01)		0.01
Net realized and unrealized gain/(loss) on investments	0.07		0.07		(1.01)		(1.02)		0.05

Total from investment operations	0.06		0.03		(1.02)		(1.03)		0.06

Less distributions:
Distributions from net realized gains	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)

Total distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)

Net asset value, end of period	$10.06		$10.03		$10.06		$10.05		$10.06

Total return(c)	1.04%		0.74%		(8.81)%		(8.81)%		1.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,360		$259		$9		$9		$5,932
Ratio of operating expenses to average net assets	1.71	%(e)	2.46	%(e)	1.71	%(e)	1.96	%(e)	1.46	%(e)
Ratio of net investment income/(loss) to average net assets	(0.13	)%(e)	(1.02	)%(e)	(0.20	)%(e)	(0.45	)%(e)	0.22	%(e)
Portfolio turnover rate	53%		53%		53%		53%		53%
Ratio of operating expenses to average net assets without expense reimbursements	1.93	%(e)	2.68	%(e)	1.93	%(e)	2.18	%(e)	1.68	%(e)

(a)	Class A Shares, Class C Shares, Class K Shares, Class R Shares, Class Y Shares and Class I shares of the Fund commenced operations on August 17, 2007, August 17, 2007, November 2, 2007, November 2, 2007, August 17, 2007 and August 17, 2007, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Amount is less than $0.005 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

	I Shares

	Period Ended
	12/31/07(b)
	(Unaudited)

Net asset value, beginning of period	$10.00

Income/(loss) from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.07

Total from investment operations	0.08

Dividends from net investment income	(0.01)
Dividends from net realized gains	(0.00	)(d)

Total distributions	(0.01)

Net asset value, end of period	$10.07

Total return(c)	1.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$189,378
Ratio of operating expenses to average net assets	1.20	%(e)
Ratio of net investment income to average net assets	0.21	%(e)
Portfolio turnover rate	53%
Ratio of operating expenses to average net assets without expense reimbursements	1.42	%(e)

See Notes to Financial Statements.

19

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20

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder International Small-Mid Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term growth of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class C, Class K, Class R, Class Y, and Class I Shares. Prior to October 31, 2007, the Fund did not offer Class K or Class R Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class K, Class R, Class Y, and Class I Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the

21

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

bid and asked prices. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

22

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Futures Contracts: During the period ended December 31, 2007, the Fund entered into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margin payments are generally settled on a daily basis. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

23

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class I Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

24

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund, at an annual rate of 0.95% on the first $1 billion of assets, and 0.90% on assets exceeding $1 billion. During the period ending December 31, 2007, the Fund paid an annual effective rate of 0.95% for advisory services.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor has agreed to waive fees or reimburse certain expenses of the Fund through at least October 31, 2008 to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.71%, 2.46%, 1.71%, 1.96%, 1.46%, and 1.20% for Class A, Class C, Class K, Class, R, Class Y, and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2007, the Advisor reimbursed expenses on behalf of the Fund totaling $98,198, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

The Advisor may seek reimbursement from the Fund for expenses reimbursed on behalf of the Fund since its inception pursuant to a Reimbursement Agreement with the Fund. At December 31, 2007, the total amount eligible for reimbursement to the Advisor was $98,198. The Fund may only grant such reimbursement provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it

25

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

receives approval from the Board of Trustees. The Reimbursement Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $58,219 before payment of sub-administration fees and $37,174 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1304% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $3,069 in advisory fees before waivers and expense reimbursements ($184 after waivers and expense reimbursements) and $1,266 in administrative fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and

26

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class C, Class R, and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class C	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

27

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

No payments are made under the Plan with regard to Class Y or Class I Shares.

5. Securities Transactions

Cost of purchases and proceeds from sales of securities other than short term investments and U.S. government securities were $125,603,215 and $62,011,843, respectively, for the period ended December 31, 2007. During the period ended December 31, 2007, the Fund had a subscription in-kind which resulted in a subscription into the Fund of $142,863,406.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,612,849, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $20,144,669 and net depreciation for financial reporting purposes was $14,531,820. At December 31, 2007, aggregate cost for financial reporting purposes was $208,157,449.

At December 31, 2007 the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value of	Value of	Appreciation/
Long Positions	Contracts	Contracts	Contracts	(Depreciation)

MSCI Pan Euro Index Futures, March 2008	20	$716,313	$722,253	$5,940
TOPIX Index Futures, March 2008	2	267,398	263,170	(4,228)

6. Investment Concentration

The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

28

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

7. Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $21.

8. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

11. Proxy Voting Record

The Fund will file with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2008 and thereafter for each 12-month ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Approval of Investment Advisory Agreement

On August 14, 2007, the Board of Trustees, including all of the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a Combined Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and MST with respect to the Fund. The Advisory Agreement with respect to all of the then existing Munder Funds had been approved by the Board on May 15, 2007.

At an in-person Board meeting held on August 13-14, 2007, the Trustees reviewed information about the Fund and considered the proposed terms of the Advisory Agreement with respect to the Fund. The Board and counsel to the Non-Interested Trustees had an opportunity to review information, in advance of the meeting, provided by the Advisor and by counsel to the Munder Funds. This information included materials that presented detailed information from the Advisor that had been provided in response to a series of questions submitted by counsel to the Munder Funds and memoranda outlining the legal duties of the Board provided to the Board by counsel to the Non-Interested Trustees.

The Board considered the information presented in light of the fact that the Fund was newly created and, therefore, had no performance or operating history to evaluate in considering its approval of the Advisory Agreement with respect to the Fund. In evaluating the Advisory Agreement, therefore, the Board conducted a review that was specifically focused upon the approval of the Advisory Agreement with respect to the Fund, while relying upon the Board’s general knowledge, resulting from its meetings throughout the year, of the Advisor and the services it provides to the existing Munder Funds. In this regard, the Board considered the new information presented for the Fund carefully along with the detailed information provided to them by the Advisor in connection with the Board’s most recent annual evaluation and approval of the

30

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

continuance of the Advisory Agreement for the then existing Munder Funds at the Board meeting held on May 14-15, 2007.

In approving the Advisory Agreement with respect to the Fund, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the Advisory Agreement for the Fund. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

(a) The nature, extent and quality of the services to be provided by the Advisor: In considering the nature, extent and quality of the services proposed to be provided by the Advisor to the Fund, which had not yet commenced operations, the Board took note of its comprehensive review of these factors during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the level and quality of services that the Advisor generally has provided to the existing Munder Funds and has proposed to provide to the Fund; the qualifications of management of the Advisor and of the persons proposed by the Advisor to provide portfolio management services to the Fund; the general experience, business, operations and financial condition of the Advisor; and the terms of the Advisory Agreement. Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the Advisory Agreement with respect to the Fund.

(b) The investment performance of the Fund: The Board considered the fact that the Fund was newly created and, therefore, had no performance history. The Board considered the proposed investment objectives and strategies of the Fund, the proposed trading strategies and decision making process to be employed by the Advisor in managing the Fund, and the capability and capacity of the Advisor to manage the Fund. Based on these considerations, the Board concluded that the investment performance of the Advisor supported approval of the Advisory Agreement with respect to the Fund.

(c) The anticipated costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered the fact that the Fund was newly created, and therefore,

31

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

no profitability information or analysis was available to provide to the Board. The Board considered the proposed investment advisory fees for the Fund; the total fees anticipated to be received by the Advisor from its relationship with the Fund; the willingness of the Advisor to contractually limit the fees and expenses paid by the Fund, and an estimate of profitability of the Fund to the Advisor. The Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the Advisory Agreement with respect to the Fund. Based on the information provided, the Board concluded that the proposed costs of the Advisor’s services under the Advisory Agreement were not unreasonable.

(d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board noted the Advisor’s previous and on-going efforts to review the fees of all the Munder Funds for reasonableness and market rate comparability in an overall effort to reduce the Funds’ total operating expenses. With respect to the Fund, the Board considered the Advisor’s willingness to contractually limit the Fund’s expenses for at least a one year period by waiving certain fees and reimbursing certain expenses. The Board also considered the fact that the Fund’s advisory fee has a contractual breakpoint that would enable potential economies of scale to be passed on to the Fund’s shareholders as assets grow. Based on the above, the Board concluded that the Advisor’s efforts in this regard supported approving the Advisory Agreement with respect to the Fund.

(e) A comparison of proposed fee levels of the Fund with those of comparable funds: In considering this factor, the Board considered the proposed advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with the lowest average assets. The Board also received information that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of other funds in the same Morningstar category as the Fund with the lowest average assets. Based on these fee and expense comparisons, the Board concluded that the proposed advisory fee and anticipated total fee levels of the Fund were reasonable in light of the services to be provided and should not preclude approval of the Advisory Agreement with respect to the Fund.

32

Munder International Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

(f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: In considering the benefits derived or to be derived by the Advisor from the relationship with the Fund, the Board took note of its comprehensive review of the Advisor’s relationship with the then existing Munder Funds during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although investment managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional anticipated benefits should not preclude approval of the Advisory Agreement with respect to the Fund.

Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement with respect to the Fund.

33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNISMC1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Internet Fund
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
19	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com

The Fund concentrates its investments in technology and Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund also may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INDUSTRY ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Mark Lebovitz, Kenneth Smith and Jonathan Woodley

The Fund earned a return of 3.13% for the six months ended December 31, 2007, compared to the 2.64% return for the Inter@ctive Week Internet Index, the 10.24% return for the Morgan Stanley Internet Index and the 4.58% median return for the Lipper universe of science and technology funds.

On a relative basis, the Fund lagged its Morgan Stanley Internet Index benchmark, but outperformed the Inter@ctive Week Internet Index for the six months ended December 31, 2007. The significant disparity in the Fund’s relative performance compared to the two benchmarks is primarily due to the fact that the Morgan Stanley Internet Index is an equal dollar-weighted index with a heavier internet-related component than the Inter@ctive Week Internet Index, which is a modified capitalization-weighted index, and returns can vary widely over short time periods.

The absolute performance of the Fund for the six-month period ended December 31, 2007 benefited from positions in Apple Inc. (4.1% of the Fund) within the computers & peripherals segment of the Fund, priceline.com Incorporated (1.5% of the Fund) in the Internet & catalog retail segment of the Fund, and Baidu.com, Inc. (3.1% of the Fund), Google Inc. (5.1% of the Fund) and Sohu.com Inc. (1.9% of the Fund) in the Internet software & services segment of the Fund. Each of these investments added over one percentage point to the Fund’s return.

The Fund’s weakest absolute performers were Move, Inc. (2.3% of the Fund) and Digital River, Inc. (3.0% of the Fund). Both of these stocks from the Internet software & services segment of the Fund subtracted more than one percentage point from the Fund’s absolute return.

Relative to the Morgan Stanley Internet Index, the Fund’s performance was negatively impacted by the Fund’s overweight in semiconductors & semiconductor equipment stocks, as well as by underweights in the software and communications equipment segments. In terms of stock selection, positive selection in the Internet & catalog retail and computers & peripherals segments of the Fund was not enough to overcome the weak relative performance in the software, Internet software & services and communications equipment segments.

Among the Fund’s Internet & catalog retail holdings, priceline.com was a strong relative performer, as were IAC/InterActiveCorp (3.0% of the Fund), GSI Commerce, Inc. (0.9% of the Fund) and Netflix, Inc. (1.1% of the Fund). The Fund’s overweighted position in Apple buoyed relative performance of the Fund’s computers & peripherals holdings.

Relative weakness in the Internet software & services segment of the Fund was mostly due to an underweight in Baidu.com and an overweight in Move, Inc. The relative performance of the Fund’s software segment was held back by an underweight in salesforce.com, inc. (0.8% of the Fund) and the lack of a position in NAVTEQ Corporation. In the communication equipment industry, weak relative performance was primarily due to an underweight in Juniper Networks, Inc. (1.6% of the Fund).

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified market capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index, adjusted quarterly, made up of leading companies drawn from nine Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,029.50	$10.51	2.06%
Class B	$1,000.00	$1,025.60	$14.36	2.82%
Class C	$1,000.00	$1,026.00	$14.36	2.82%
Class K	$1,000.00	$1,030.30	$10.16	1.99%
Class R	$1,000.00	$1,028.40	$11.83	2.32%
Class Y	$1,000.00	$1,031.30	$9.09	1.78%

Hypothetical
Class A	$1,000.00	$1,014.78	$10.43	2.06%
Class B	$1,000.00	$1,010.96	$14.25	2.82%
Class C	$1,000.00	$1,010.96	$14.25	2.82%
Class K	$1,000.00	$1,015.13	$10.08	1.99%
Class R	$1,000.00	$1,013.47	$11.74	2.32%
Class Y	$1,000.00	$1,016.19	$9.02	1.78%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Internet Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 101.3%
Consumer Discretionary — 17.9%
Internet & Catalog Retail — 17.1%
204,700	Amazon.com, Inc. †,(a)	$18,963,408
108,000	B2W Compania Global Do Varejo	4,307,865
62,000	DoveBid, Inc. †,(b),(c),(d)	0
1,867,300	drugstore.com, inc. †,(a)	6,162,090
371,245	Expedia, Inc. †,(a)	11,738,767
196,400	FTD Group, Inc. (a)	2,529,632
225,000	GSI Commerce, Inc. †,(a)	4,387,500
541,500	IAC/InterActiveCorp †,(a)	14,577,180
200,282	Netflix, Inc. †,(a)	5,331,507
633,700	PetMed Express, Inc. †,(a)	7,667,770
62,366	priceline.com Incorporated †,(a)	7,163,359
162,300	US Auto Parts Network, Inc. †,(a)	1,316,253

		84,145,331

Media — 0.8%
86,599	Digital Music Group, Inc. †,(a)	281,447
231,000	Time Warner Inc. (a)	3,813,810

		4,095,257

Total Consumer Discretionary		88,240,588

Financials — 3.3%
Capital Markets — 3.3%
246,300	optionsXpress Holdings, Inc. (a)	8,329,866
393,600	TD AMERITRADE Holding Corporation †,(a)	7,895,616

		16,225,482

Industrials — 3.8%
Commercial Services & Supplies — 3.8%
124,300	51job, Inc., ADR †,(a)	2,239,886
326,486	Intermap Technologies Corp. †	3,473,431
396,250	Monster Worldwide, Inc. †,(a)	12,838,500

		18,551,817

Information Technology — 76.3%
Communications Equipment — 5.9%
380,300	Cisco Systems, Inc. †,(a)	10,294,721
236,500	Juniper Networks, Inc. †,(a)	7,851,800

See Notes to Financial Statements.

1

Munder Internet Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Communications Equipment (Continued)
123,000	QUALCOMM Incorporated (a)	$4,840,050
55,000	Research In Motion Limited †,(a)	6,237,000

		29,223,571

Computers & Peripherals — 6.1%
102,550	Apple Inc. †	20,313,104
514,000	EMC Corporation †,(a)	9,524,420

		29,837,524

Electronic Equipment & Instruments — 0.1%
147,200	Wireless Ronin Technologies, Inc. †,(a)	426,880

Internet Software & Services — 44.9%
375,500	Akamai Technologies, Inc. †,(a)	12,992,300
30,300	Alibaba.com Limited †	109,388
10,000	ARTISTdirect, Inc. †	3,800
39,600	Baidu.com, Inc., ADR †,(a)	15,459,444
117,609	Bankrate, Inc. †,(a)	5,655,817
105,700	Bidz.com, Inc. †,(a)	948,129
285,033	CMGI, Inc. †,(a)	3,731,082
1,645,527	CNET Networks, Inc. †,(a)	15,040,117
450,581	Digital River, Inc. †,(a)	14,900,714
666,500	EarthLink, Inc. †,(a)	4,712,155
611,701	eBay Inc. †	20,302,356
26,000	Equinix, Inc. †,(a)	2,627,820
114,800	Gmarket Inc., ADR †,(a)	2,858,520
36,368	Google Inc., Class A †	25,147,745
154,500	LiveDeal, Inc. †,(a)	664,350
170,600	LoopNet, Inc. †,(a)	2,396,930
5,786	Mainstream Data Services, Inc., Series D †,(b),(c),(d)	0
4,686,678	Move, Inc. †,(a)	11,482,361
259,100	NetEase.com, Inc., ADR †,(a)	4,912,536
18,000	NHN Corporation †	4,347,845
389,500	RealNetworks, Inc. †,(a)	2,372,055
194,200	Rediff.com India Limited, ADR †,(a)	2,118,722
985,000	ROO Group, Inc. †,(a)	167,450
217,800	SINA Corporation †,(a)	9,650,718
167,750	Sohu.com Inc. †,(a)	9,145,730
372,200	Spark Networks, Inc. †,(a)	1,857,278

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Internet Software & Services (Continued)
758,800	Tencent Holdings Ltd.	$5,838,869
412,040	TheStreet.com, Inc. (a)	6,559,677
351,000	Universo Online SA †	2,366,292
113,400	ValueClick, Inc. †,(a)	2,483,460
247,000	VeriSign, Inc. †,(a)	9,289,670
61,000	VistaPrint Limited †,(a)	2,613,850
61,450	WebMD Health Corp., Class A †,(a)	2,523,751
685,580	Yahoo! Inc. †,(a)	15,946,591

		221,227,522

Semiconductors & Semiconductor Equipment — 3.3%
315,000	Intel Corporation (a)	8,397,900
451,700	Micron Technology, Inc. †,(a)	3,274,825
269,500	Silicon Motion Technology Corporation, ADR †,(a)	4,791,710

		16,464,435

Software — 16.0%
53,000	Activision, Inc. †,(a)	1,574,100
89,068	Adobe Systems Incorporated †,(a)	3,805,876
448,000	Check Point Software Technologies Ltd. †	9,838,080
77,000	McAfee, Inc. †,(a)	2,887,500
595,000	Microsoft Corporation	21,182,000
1,614,000	Napster, Inc. †,(a)	3,179,580
6,700	Nintendo Co. Ltd.	4,012,263
174,000	Oracle Corporation †,(a)	3,928,920
142,900	Red Hat, Inc. †,(a)	2,978,036
61,000	salesforce.com, inc. †,(a)	3,824,090
149,000	Shanda Interactive Entertainment Limited, ADR †,(a)	4,967,660
2,453,400	SourceForge, Inc. †,(a)	6,010,830
256,500	Symantec Corporation †,(a)	4,139,910
165,800	The9 Limited, ADR †,(a)	3,534,856
98,550	THQ Inc. †,(a)	2,778,124

		78,641,825

Total Information Technology		375,821,757

TOTAL COMMON STOCKS
(Cost $520,152,191)		498,839,644

See Notes to Financial Statements.

3

Munder Internet Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

PREFERRED STOCK — 0.1%
(Cost $999,999)
Information Technology — 0.1%
Computers & Peripherals — 0.1%
444,444	Alacritech, Inc., Series C †,(b),(c),(d)	$271,244

INVESTMENT COMPANY SECURITY — 1.0%
(Cost $5,042,552)
5,042,552	Institutional Money Market Fund (e)	5,042,552

COLLATERAL FOR SECURITIES ON LOAN — 22.7%
(Cost $111,930,940)
111,930,940	State Street Navigator Securities Trust – Prime Portfolio (f)	111,930,940

TOTAL INVESTMENTS
(Cost $638,125,682)	125.1%	616,084,380
OTHER ASSETS AND LIABILITIES (Net)	(25.1)	(123,444,961)

NET ASSETS	100.0%	$492,639,419

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2007 (see Notes to Financial Statements, Note 2). At December 31, 2007, these securities represent $271,244, 0.1% of net assets.

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $271,244, 0.1% of net assets.

Security	Acquisition Date	Cost

Alacritech, Inc., Series C	12/13/01	$999,999
DoveBid, Inc.	04/10/02	248,000
Mainstream Data Services, Inc., Series D	08/29/00	213,440

(e)	Affiliated company security (see Notes to Financial Statements, Note 3).

(f)	At December 31, 2007, the market value of the securities on loan is $109,049,220.

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

4

At December 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	80.9%	$398,628,829
China	11.3	55,749,699
Israel	2.0	9,838,080
Canada	2.0	9,710,431
South Korea	1.5	7,206,365
Brazil	1.4	6,674,157
Taiwan	1.0	4,791,710
Japan	0.8	4,012,263
India	0.4	2,118,722
Cayman Islands	0.0 #	109,388

TOTAL COMMON STOCKS	101.3	498,839,644
PREFERRED STOCK	0.1	271,244
INVESTMENT COMPANY SECURITY	1.0	5,042,552
COLLATERAL FOR SECURITIES ON LOAN	22.7	111,930,940

TOTAL INVESTMENTS	125.1	616,084,380
OTHER ASSETS AND LIABILITIES (Net)	(25.1)	(123,444,961)

NET ASSETS	100.0%	$492,639,419

#	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

5

Munder Internet Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $633,083,130)	$611,041,828
Securities of affiliated company (cost — $5,042,552)	5,042,552

Total Investments	616,084,380
Foreign currency, at value	1,461
Dividends receivable	65,852
Receivable for investment securities sold	1,327,784
Receivable for Fund shares sold	37,051
Prepaid expenses and other assets	105,248

Total Assets	617,621,776

LIABILITIES:
Custodian overdraft payable	13,249
Payable for investment securities purchased	934,356
Payable for Fund shares redeemed	10,435,444
Payable upon return of securities loaned	111,930,940
Transfer agency/record keeping fees payable	1,006,305
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	173,313
Trustees’ fees and expenses payable	73,984
Administration fees payable	46,519
Investment advisory fees payable	13,278
Custody fees payable	2,528
Shareholder servicing fees payable — Class K Shares	1
Accrued expenses and other payables	352,440

Total Liabilities	124,982,357

NET ASSETS	$492,639,419

Investments, at cost	$638,125,682

Foreign currency, at cost	$1,271

*	Including $109,049,220 of securities loaned.

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(4,693,117)
Accumulated net realized loss on investments sold	(3,456,542,927)
Net unrealized depreciation of investments	(22,041,124)
Paid-in capital	3,975,916,587

$492,639,419

NET ASSETS:
Class A Shares	$368,715,347

Class B Shares	$33,293,938

Class C Shares	$75,919,368

Class K Shares	$4,867

Class R Shares	$50,576

Class Y Shares	$14,655,323

SHARES OUTSTANDING:
Class A Shares	15,289,913

Class B Shares	1,482,766

Class C Shares	3,379,190

Class K Shares	202

Class R Shares	2,116

Class Y Shares	592,097

CLASS A SHARES:
Net asset value and redemption price per share	$24.11

Maximum sales charge	5.50%
Maximum offering price per share	$25.51

CLASS B SHARES:
Net asset value and offering price per share*	$22.45

CLASS C SHARES:
Net asset value and offering price per share*	$22.47

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$24.11

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$23.90

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$24.75

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Internet Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$82
Dividends on securities of unaffiliated companies	357,747
Dividends on securities of affiliated company	239,889
Securities lending, net of borrower rebates	443,044

Total Investment Income	1,040,762

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	477,647
Class B Shares	174,310
Class C Shares	402,370
Class R Shares	126
Shareholder servicing fees:
Class K Shares	6
Investment advisory fees	2,549,526
Transfer agency/record keeping fees	1,394,552
Administration fees	310,322
Printing and mailing fees	199,218
Custody fees	67,518
Registration and filing fees	40,912
Legal and audit fees	28,138
Trustees’ fees and expenses	12,610
Other	16,751

Total Expenses	5,674,006

NET INVESTMENT LOSS	(4,633,244)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	58,316,035
Foreign currency-related transactions	(10,166)
Net change in unrealized appreciation/(depreciation) of:
Securities	(38,912,197)
Foreign currency-related transactions	(794)

Net realized and unrealized gain on investments	19,392,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,759,634

See Notes to Financial Statements.

8

Munder Internet Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment loss	$(4,633,244)	$(10,706,081)
Net realized gain from security and foreign currency-related transactions	58,305,869	52,824,743
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(38,912,991)	57,371,768

Net increase in net assets resulting from operations	14,759,634	99,490,430
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(35,312,162)	(128,981,997)
Class B Shares	(3,219,542)	(17,847,347)
Class C Shares	(8,748,274)	(32,155,946)
Class K Shares	—	(16,118)
Class R Shares	67	29,500
Class Y Shares	7,201,176	(463,741)
Short-term trading fees	1,443	14,490

Net decrease in net assets	(25,317,658)	(79,930,729)
NET ASSETS:
Beginning of period	517,957,077	597,887,806

End of period	$492,639,419	$517,957,077

Accumulated net investment loss	$(4,693,117)	$(59,873)

See Notes to Financial Statements.

9

Munder Internet Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$7,454,447	$18,756,172
Proceeds received in merger	17,002,897	—
Redeemed	(59,769,506)	(147,738,169)

Net decrease	$(35,312,162)	$(128,981,997)

Class B Shares:
Sold	$738,554	$1,679,790
Redeemed*	(3,958,096)	(19,527,137)

Net decrease	$(3,219,542)	$(17,847,347)

Class C Shares:
Sold	$764,669	$1,457,792
Redeemed	(9,512,943)	(33,613,738)

Net decrease	$(8,748,274)	$(32,155,946)

Class K Shares:
Sold	$—	$—
Redeemed	—	(16,118)

Net increase/(decrease)	$—	$(16,118)

Class R Shares:
Sold	$67	$74,971
Redeemed	—	(45,471)

Net increase	$67	$29,500

Class Y Shares:
Sold	$8,292,763	$339,547
Redeemed	(1,091,587)	(803,288)

Net increase/(decrease)	$7,201,176	$(463,741)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended
	December 31,2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	308,436	955,693
Issued in exchange for proceeds received in merger	708,786	—
Redeemed	(2,508,435)	(7,269,736)

Net decrease	(1,491,213)	(6,314,043)

Class B Shares:
Sold	32,734	88,509
Redeemed*	(176,872)	(1,056,881)

Net decrease	(144,138)	(968,372)

Class C Shares:
Sold	33,867	76,268
Redeemed	(424,350)	(1,767,095)

Net decrease	(390,483)	(1,690,827)

Class K Shares:
Sold	—	—
Redeemed	—	(691)

Net increase/(decrease)	—	(691)

Class R Shares:
Sold	2	3,676
Redeemed	—	(2,196)

Net increase	2	1,480

Class Y Shares:
Sold	352,103	16,143
Redeemed	(45,048)	(37,878)

Net increase/(decrease)	307,055	(21,735)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$23.41		$19.29	$17.70		$18.53	$14.58	$10.66

Income/(loss) from investment operations:
Net investment loss	(0.20)		(0.37)	(0.24)		(0.31)	(0.40)	(0.30)
Net realized and unrealized gain/(loss) on investments	0.90		4.49	1.75		(0.52)	4.35	4.22

Total from investment operations	0.70		4.12	1.51		(0.83)	3.95	3.92

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—		—	0.08		—	—	—

Net asset value, end of period	$24.11		$23.41	$19.29		$17.70	$18.53	$14.58

Total return(d)	2.95%		21.41%	9.11	%(e)	(4.59)%	27.09%	36.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$368,715		$392,918	$445,453		$358,457	$362,780	$335,313
Ratio of operating expenses to average net assets	2.06	%(f)	2.33%	2.18%		2.29%	2.47%	3.04%
Ratio of net investment loss to average net assets	(1.65	)%(f)	(1.83)%	(1.19)%		(1.75)%	(2.36)%	(2.80)%
Portfolio turnover rate	50%		62%	82%		72%	43%	40%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.06	%(f)	2.33%	2.18%		2.31%	2.55%	3.16%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 19, 1996 and June 1, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.65% for Class A Shares and 7.87% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

12

B Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$21.88		$18.16	$16.79		$17.71	$14.04	$10.34

(0.27)		(0.49)	(0.37)		(0.42)	(0.50)	(0.36)

0.84		4.21	1.66		(0.50)	4.17	4.06

0.57		3.72	1.29		(0.92)	3.67	3.70

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—		—	0.08		—	—	—

$22.45		$21.88	$18.16		$16.79	$17.71	$14.04

2.56%		20.47%	8.35	%(e)	(5.31)%	26.14%	35.78%

$33,294		$35,603	$47,126		$196,038	$414,394	$386,440

2.82	%(f)	3.08%	2.95%		3.04%	3.22%	3.79%

(2.41	)%(f)	(2.59)%	(2.04)%		(2.47)%	(3.11)%	(3.55)%
50%		62%	82%		72%	43%	40%

2.82	%(f)	3.08%	2.95%		3.06%	3.30%	3.91%

See Notes to Financial Statements.

13

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$21.90		$18.17	$16.80		$17.72	$14.05	$10.35

Income/(loss) from investment operations:
Net investment loss	(0.27)		(0.49)	(0.37)		(0.42)	(0.50)	(0.36)
Net realized and unrealized gain/(loss) on investments	0.84		4.22	1.66		(0.50)	4.17	4.06

Total from investment operations	0.57		3.73	1.29		(0.92)	3.67	3.70

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—		—	0.08		—	—	—

Net asset value, end of period	$22.47		$21.90	$18.17		$16.80	$17.72	$14.05

Total return(d)	2.60%		20.46%	8.34	%(e)	(5.30)%	26.12%	35.75%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000s)	$75,919		$82,541	$99,230		$124,925	$193,615	$175,609
Ratio of operating expenses to average net assets	2.82	%(f)	3.08%	2.94%		3.04%	3.22%	3.79%
Ratio of net investment loss to average net assets	(2.41	)%(f)	(2.59)%	(1.99)%		(2.49)%	(3.11)%	(3.55)%
Portfolio turnover rate	50%		62%	82%		72%	43%	40%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.82	%(f)	3.08%	2.94%		3.06%	3.30%	3.91%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on November 3, 1998 and April 30, 2002, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 7.87% for Class C Shares and 8.71% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

14

K Shares
Period Ended			Year		Year	Year	Year
12/31/07(b)		Year Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$23.40		$19.30	$17.71		$18.54	$14.59	$10.66

(0.19)		(0.36)	(0.24)		(0.31)	(0.40)	(0.30)

0.90		4.46	1.75		(0.52)	4.35	4.23

0.71		4.10	1.51		(0.83)	3.95	3.93

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—		—	0.08		—	—	—

$24.11		$23.40	$19.30		$17.71	$18.54	$14.59

3.03%		21.64%	9.16	%(e)	(4.59)%	27.00%	36.87%

$5		$5	$17		$68	$227	$290

1.99	%(f)	2.31%	2.20%		2.29%	2.47%	3.04%

(1.58	)%(f)	(1.80)%	(1.24)%		(1.71)%	(2.36)%	(2.80)%
50%		62%	82%		72%	43%	40%

1.99	%(f)	2.31%	2.20%		2.31%	2.55%	3.16%

See Notes to Financial Statements.

15

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended
	12/31/07(b)		Year Ended	Year Ended		Period Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$23.23		$19.20	$17.66		$15.78

Income/(loss) from investment operations:
Net investment loss	(0.23)		(0.43)	(0.29)		(0.32)
Net realized and unrealized gain on investments	0.90		4.46	1.75		2.20

Total from investment operations	0.67		4.03	1.46		1.88

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—		—	0.08		—

Net asset value, end of period	$23.90		$23.23	$19.20		$17.66

Total return(d)	2.84%		21.04%	8.84	%(e)	11.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$51		$49	$12		$11
Ratio of operating expenses to average net assets	2.32	%(f)	2.55%	2.42%		2.54	%(f)
Ratio of net investment loss to average net assets	(1.91	)%(f)	(2.07)%	(1.46)%		(1.92	)%(f)
Portfolio turnover rate	50%		62%	82%		72%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.32	%(f)	2.55%	2.42%		2.56	%(f)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and June 1, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.39% for Class R Shares and 8.99% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

Y Shares
Period Ended
12/31/07(b)		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$24.00		$19.72	$18.05		$18.85	$14.79	$10.79

(0.17)		(0.33)	(0.20)		(0.27)	(0.36)	(0.27)
0.92		4.61	1.79		(0.53)	4.42	4.27

0.75		4.28	1.59		(0.80)	4.06	4.00

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—		—	0.08		—	—	—

$24.75		$24.00	$19.72		$18.05	$18.85	$14.79

3.13%		21.64%	9.43	%(e)	(4.35)%	27.36%	37.16%

$14,655		$6,841	$6,050		$5,574	$6,328	$4,220
1.78	%(f)	2.07%	1.93%		2.04%	2.22%	2.79%
(1.37	)%(f)	(1.56)%	(0.99)%		(1.47)%	(2.11)%	(2.55)%
50%		62%	82%		72%	43%	40%

1.78	%(f)	2.07%	1.93%		2.06%	2.30%	2.91%

See Notes to Financial Statements.

17

[This Page Intentionally Left Blank]

18

Munder Internet Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Internet Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

On December 14, 2007, the Fund acquired all of the assets and assumed all of the liabilities of The Munder @Vantage Fund (“@Vantage”) in a tax-free exchange of shares and the subsequent liquidation of @Vantage. The Agreement and Plan of Reorganization, Liquidation, Deregistration, Termination and Dissolution was approved by the shareholders of @Vantage at a Special Meeting of the Shareholders held on December 6, 2007.

Number of Shares outstanding of @Vantage prior to merger	1,802,966
Number of Shares issued of the Fund for Shares of @Vantage:
Class A	708,786

Unrealized depreciation immediately prior to acquisition of all assets and assumption of all liabilities of @Vantage was $667,048.

19

Munder Internet Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

There were no undistributed income or gain amounts unpaid prior to the merger of @Vantage.

	Prior to Merger	After Merger

Net assets of @Vantage	$17,002,897	$—
Net assets of the Fund
Class A	363,287,898	380,290,795
Class B	33,347,594	33,347,594
Class C	76,667,159	76,667,159
Class K	4,842	4,842
Class R	50,298	50,298
Class Y	14,404,082	14,404,082

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing

20

Munder Internet Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

21

Munder Internet Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets.

22

Munder Internet Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 1.00% on the first

23

Munder Internet Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

$1 billion and 0.85% on assets exceeding $1 billion. During the period ended December 31, 2007, the Fund paid an annual effective rate of 1.00% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $310,322 before payment of sub-administration fees and $207,303 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1217% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $9,250 in advisory fees before waivers and expense reimbursements ($555 after waivers and expense reimbursements) and $3,817 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such

24

Munder Internet Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of @Vantage, which was reorganized on December 14, 2007 with and into the Fund, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

No payments are made under the Plan with regard to Class Y Shares.

25

Munder Internet Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $253,827,899 and $271,279,051, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $73,670,779, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $95,712,081 and net depreciation for financial reporting purposes was $22,041,302. At December 31, 2007, aggregate cost for financial reporting purposes was $638,125,682.

6.	Investment Concentration

The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of December 31, 2007, more than 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

7.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $2,303.

26

Munder Internet Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses, net operating losses, and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-In Capital

$10,724,081	$66,784	$(10,790,865)

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Unrealized
Carryover	Appreciation	Total

$(3,510,809,811)	$13,499,930	$(3,497,309,881)

The differences between book and tax distributable earnings are primarily due to wash sales, partnership basis adjustments and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $3,510,809,811 of unused capital losses of which $55,218,828, $2,146,643,750, $862,191,251, $245,904,886, $158,927,662 and $41,923,434 expire in 2009, 2010, 2011, 2012, 2013 and 2014, respectively. In addition, $24,327,273 of the losses expiring in 2009 and $29,173,898 of the losses expiring in 2010 and 2011 may be further limited as these amounts were acquired in the reorganizations with the Munder International NetNet Fund that occurred on May 3, 2002 and the Amerindo Technology Fund that occurred on October 21, 2005, respectively.

27

Munder Internet Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $49,841,095.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

28

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNNET1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Large-Cap
Growth Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities. A substantial portion of the Fund’s assets are invested in information technology securities, which tend to be relatively volatile. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Gura and Thomas Kenny

The Fund generated a return of 6.62% for the six months ended December 31, 2007. This compares to the 3.41% return for the Russell 1000® Growth Index, the 6.09% median return for the Lipper universe of large-cap growth funds and the 4.67% median return of the Lipper universe of multi-cap growth funds. (The Fund is included in the Lipper multi-cap growth universe.)

On an absolute basis, the Fund benefited from strength in large-cap stocks in general during the six-month period ended December 31, 2007. On a relative basis, the Fund also performed well versus its Russell benchmark. Stock selection was the primary driver of the Fund’s relative strength for the period, with holdings in the consumer discretionary sector adding over two percentage points to the Fund’s relative performance and holdings in the industrials sector adding over one percentage point.

Top contributors to relative performance in the consumer discretionary sector included Focus Media Holding Limited, Garmin Ltd., priceline.com Incorporated, Gildan Activewear Inc. (1.2% of the Fund) and McDonald’s Corporation (1.5% of the Fund). Because of valuation concerns, Focus Media and priceline.com were eliminated from the Fund in November and Garmin was eliminated in September. The positive contributions from these stocks more than outweighed the negative impact of the Fund’s positions in NutriSystem, Inc., Guess?, Inc. (1.0% of the Fund) and Tempur-Pedic International Inc. (1.0% of the Fund). NutriSystem was eliminated from the Fund in September.

Strong performers in the Fund’s industrials sector included Jacobs Engineering Group Inc. (0.9% of the Fund), ABB Ltd. (0.8% of the Fund) and Deere & Company (1.3% of the Fund), whose positive contribution to the Fund’s relative strength offset the weaker performance of Terex Corporation (0.9% of the Fund).

The consumer staples and information technology sectors also provided a boost to the Fund’s relative performance. Central European Distribution Corporation (0.8% of the Fund) was the top contributor to relative strength in the consumer staples sector, while Apple Inc. (3.3% of the Fund) and MEMC Electronic Materials, Inc. (1.9% of the Fund) had the largest positive impact on relative returns in the information technology sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies (the 1,000 largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with higher price-to-book ratios and higher forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper large-cap growth funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,064.40	$7.47	1.44%
Class B	$1,000.00	$1,061.00	$11.35	2.19%
Class C	$1,000.00	$1,060.40	$11.34	2.19%
Class K	$1,000.00	$1,064.30	$7.47	1.44%
Class R	$1,000.00	$1,063.40	$8.71	1.68%
Class Y	$1,000.00	$1,066.20	$6.18	1.19%

Hypothetical
Class A	$1,000.00	$1,017.90	$7.30	1.44%
Class B	$1,000.00	$1,014.13	$11.09	2.19%
Class C	$1,000.00	$1,014.13	$11.09	2.19%
Class K	$1,000.00	$1,017.90	$7.30	1.44%
Class R	$1,000.00	$1,016.69	$8.52	1.68%
Class Y	$1,000.00	$1,019.15	$6.04	1.19%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 98.9%
Consumer Discretionary — 11.6%
Auto Components — 1.4%
47,425	Johnson Controls, Inc. (a)	$1,709,197

Hotels, Restaurants & Leisure — 2.6%
49,200	Burger King Holdings, Inc. (a)	1,402,692
31,675	McDonald’s Corporation	1,865,975

		3,268,667

Household Durables — 2.1%
29,100	Snap-on Incorporated	1,403,784
49,000	Tempur-Pedic International Inc. (a)	1,272,530

		2,676,314

Media — 1.0%
51,900	Shaw Communications, Inc., Class B	1,228,992

Multiline Retail — 0.5%
12,500	Target Corporation	625,000

Specialty Retail — 1.9%
32,925	Guess?, Inc. (a)	1,247,528
23,300	J. Crew Group, Inc. †,(a)	1,123,293

		2,370,821

Textiles, Apparel & Luxury Goods — 2.1%
30,000	Crocs, Inc. †,(a)	1,104,300
36,050	Gildan Activewear Inc. †,(a)	1,483,818

		2,588,118

Total Consumer Discretionary		14,467,109

Consumer Staples — 12.1%
Beverages — 5.7%
17,600	Central European Distribution Corporation †,(a)	1,022,208
30,850	Coca-Cola Company (The)	1,893,264
21,300	Hansen Natural Corporation †,(a)	943,377
42,450	PepsiCo, Inc.	3,221,955

		7,080,804

Food & Staples Retailing — 3.4%
13,500	Costco Wholesale Corporation	941,760
47,025	CVS Caremark Corporation	1,869,244
53,600	Kroger Co. (The)	1,431,656

		4,242,660

See Notes to Financial Statements.

1

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Household Products — 1.8%
29,959	Procter & Gamble Company (The)	$2,199,590

Personal Products — 1.2%
37,025	Herbalife Ltd. (a)	1,491,367

Total Consumer Staples		15,014,421

Energy — 6.8%
Energy Equipment & Services — 5.7%
13,125	Core Laboratories N.V. †,(a)	1,636,950
25,300	National Oilwell Varco, Inc. †	1,858,538
24,875	Schlumberger Limited	2,446,954
14,700	Smith International, Inc. (a)	1,085,595

		7,028,037

Oil, Gas & Consumable Fuels — 1.1%
14,550	Exxon Mobil Corporation	1,363,189

Total Energy		8,391,226

Financials — 7.0%
Capital Markets — 1.4%
7,075	Affiliated Managers Group, Inc. †,(a)	831,030
47,400	TD AMERITRADE Holding Corporation †	950,844

		1,781,874

Commercial Banks — 1.1%
18,425	Credicorp Ltd.	1,405,828

Consumer Finance — 0.7%
17,575	American Express Company	914,252

Diversified Financial Services — 2.2%
5,525	IntercontinentalExchange, Inc. †	1,063,562
32,400	Nasdaq Stock Market, Inc. (The) †,(a)	1,603,476

		2,667,038

Insurance — 1.6%
24,950	Manulife Financial Corporation	1,016,712
16,900	Sun Life Financial Inc.	945,386

		1,962,098

Total Financials		8,731,090

See Notes to Financial Statements.

2

Shares		Value

Health Care — 16.1%
Biotechnology — 1.4%
36,150	Gilead Sciences, Inc. †	$1,663,262

Health Care Equipment & Supplies — 3.2%
20,875	Hologic, Inc. †	1,432,860
20,400	Kinetic Concepts, Inc. †,(a)	1,092,624
16,650	Medtronic, Inc.	836,996
8,725	Stryker Corporation	651,932

		4,014,412

Health Care Providers & Services — 4.9%
29,000	Aetna, Inc.	1,674,170
17,725	Express Scripts, Inc. †	1,293,925
12,250	Humana, Inc. †	922,548
13,050	Laboratory Corporation of America Holdings †,(a)	985,666
37,525	Psychiatric Solutions, Inc. †,(a)	1,219,562

		6,095,871

Life Sciences Tools & Services — 1.3%
28,600	Thermo Fisher Scientific Inc. †,(a)	1,649,648

Pharmaceuticals — 5.3%
47,650	Abbott Laboratories	2,675,547
18,323	Johnson & Johnson	1,222,144
23,225	Merck & Co., Inc.	1,349,605
50,675	Schering-Plough Corporation	1,349,982

		6,597,278

Total Health Care		20,020,471

Industrials — 13.1%
Aerospace & Defense — 4.3%
23,200	Boeing Company (The)	2,029,072
10,725	Precision Castparts Corp.	1,487,557
23,800	United Technologies Corporation	1,821,652

		5,338,281

Construction & Engineering — 0.9%
11,875	Jacobs Engineering Group Inc. †,(a)	1,135,369

Electrical Equipment — 1.3%
32,975	ABB Ltd., ADR	949,680
35,600	GrafTech International Ltd. †	631,900

		1,581,580

See Notes to Financial Statements.

3

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Industrial Conglomerates — 0.6%
19,723	General Electric Company	$731,132

Machinery — 6.0%
43,400	Barnes Group Inc. (a)	1,449,126
21,525	Danaher Corporation (a)	1,888,603
17,000	Deere & Company	1,583,040
30,300	Manitowoc Company, Inc. (The)	1,479,549
16,950	Terex Corporation †	1,111,412

		7,511,730

Total Industrials		16,298,092

Information Technology — 29.2%
Communications Equipment — 3.0%
99,392	Cisco Systems, Inc. †	2,690,541
26,750	QUALCOMM Incorporated	1,052,613

		3,743,154

Computers & Peripherals — 7.9%
20,900	Apple Inc. †	4,139,872
70,600	EMC Corporation †	1,308,218
74,350	Hewlett-Packard Company	3,753,188
5,950	International Business Machines Corporation	643,195

		9,844,473

Electronic Equipment & Instruments — 1.7%
14,000	Anixter International Inc. †,(a)	871,780
36,075	Avnet, Inc. †,(a)	1,261,543

		2,133,323

Information Technology Services — 2.3%
41,450	Cognizant Technology Solutions Corporation, Class A †	1,406,813
56,375	Satyam Computer Services Ltd., ADR (a)	1,506,340

		2,913,153

Internet Software & Services — 2.8%
4,950	Google Inc., Class A †	3,422,826

Semiconductors & Semiconductor Equipment — 6.0%
122,525	Intel Corporation	3,266,516
26,475	MEMC Electronic Materials, Inc. †	2,342,773

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
30,700	Texas Instruments Incorporated	$1,025,380
20,900	Varian Semiconductor Equipment Associates, Inc. †	773,300

		7,407,969

Software — 5.5%
116,700	Microsoft Corporation	4,154,520
118,075	Oracle Corporation †	2,666,133

		6,820,653

Total Information Technology		36,285,551

Materials — 0.6%
Chemicals — 0.6%
4,700	Potash Corporation of Saskatchewan Inc.	676,612

Telecommunication Services — 2.4%
Wireless Telecommunication Services — 2.4%
24,675	América de Móvil, S.A.B. de C.V., Series L, ADR	1,514,798
14,300	Mobile TeleSystems OJSC, ADR	1,455,597

		2,970,395

TOTAL COMMON STOCKS
(Cost $99,631,432)		122,854,967

INVESTMENT COMPANY SECURITY — 1.1%
(Cost $1,311,184)
1,311,184	Institutional Money Market Fund (b)	1,311,184

COLLATERAL FOR SECURITIES ON LOAN — 22.1%
(Cost $27,514,757)
27,514,757	State Street Navigator Securities Trust – Prime Portfolio (c)	27,514,757

TOTAL INVESTMENTS
(Cost $128,457,373)	122.1%	151,680,908
OTHER ASSETS AND LIABILITIES (Net)	(22.1)	(27,414,009)

NET ASSETS	100.0%	$124,266,899

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Affiliated company security (see Notes to Financial Statements, Note 3).

(c)	At December 31, 2007, the market value of the securities on loan is $26,695,879.

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

5

Munder Large-Cap Growth Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

At December 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.6%	$107,542,886
Canada	4.3	5,351,521
Netherlands	1.3	1,636,950
Mexico	1.2	1,514,798
India	1.2	1,506,340
Cayman Islands	1.2	1,491,367
Russian Federation	1.2	1,455,597
Bermuda	1.1	1,405,828
Switzerland	0.8	949,680

TOTAL COMMON STOCKS	98.9	122,854,967
INVESTMENT COMPANY SECURITY	1.1	1,311,184
COLLATERAL FOR SECURITIES ON LOAN	22.1	27,514,757

TOTAL INVESTMENTS	122.1	151,680,908
OTHER ASSETS AND LIABILITIES (Net)	(22.1)	(27,414,009)

NET ASSETS	100.0%	$124,266,899

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Large-Cap Growth Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $127,146,189)	$150,369,724
Securities of affiliated company (cost — $1,311,184)	1,311,184

Total Investments	151,680,908
Dividends receivable	76,786
Receivable for investment securities sold	259,874
Receivable for Fund shares sold	44,376
Prepaid expenses and other assets	41,886

Total Assets	152,103,830

LIABILITIES:
Payable for investment securities purchased	98
Payable for Fund shares redeemed	160,247
Payable upon return of securities loaned	27,514,757
Trustees’ fees and expenses payable	54,306
Transfer agency/record keeping fees payable	38,879
Administration fees payable	16,519
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	11,900
Shareholder servicing fees payable — Class K Shares	9,783
Investment advisory fees payable	2,536
Accrued expenses and other payables	27,906

Total Liabilities	27,836,931

NET ASSETS	$124,266,899

Investments, at cost	$128,457,373

*	Including $26,695,879 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(229,647)
Accumulated net realized loss on investments sold	(864,904)
Net unrealized appreciation of investments	23,223,437
Paid-in capital	102,138,013

$124,266,899

NET ASSETS:
Class A Shares	$26,691,951

Class B Shares	$3,062,091

Class C Shares	$4,266,647

Class K Shares	$45,941,408

Class R Shares	$7,595

Class Y Shares	$44,297,207

SHARES OUTSTANDING:
Class A Shares	1,474,576

Class B Shares	193,934

Class C Shares	267,769

Class K Shares	2,530,864

Class R Shares	421

Class Y Shares	2,341,673

CLASS A SHARES:
Net asset value and redemption price per share	$18.10

Maximum sales charge	5.50%
Maximum offering price per share	$19.15

CLASS B SHARES:
Net asset value and offering price per share*	$15.79

CLASS C SHARES:
Net asset value and offering price per share*	$15.93

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$18.15

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$18.04

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$18.92

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Growth Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$565,550
Dividends on securities of affiliated company	71,176
Securities lending, net of borrower rebates	44,887

Total Investment Income	681,613

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	33,903
Class B Shares	15,037
Class C Shares	19,640
Class R Shares	19
Shareholder servicing fees:
Class K Shares	58,567
Investment advisory fees	470,286
Administration fees	96,852
Transfer agency/record keeping fees	63,505
Registration and filing fees	26,781
Legal and audit fees	23,103
Custody fees	20,372
Trustees’ fees and expenses	13,195
Other	30,333

Total Expenses	871,593

NET INVESTMENT LOSS	(189,980)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	1,806,953
Foreign currency-related transactions	1,070
Net change in unrealized appreciation/(depreciation) of:
Securities	6,412,338
Foreign currency-related transactions	(98)

Net realized and unrealized gain on investments	8,220,263

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,030,283

(a)	Net of foreign withholding taxes of $2,495.

See Notes to Financial Statements.

10

Munder Large-Cap Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment loss	$(189,980)	$(124,127)
Net realized gain from security and foreign currency-related transactions	1,808,023	26,063,095
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	6,412,240	(4,413,818)

Net increase in net assets resulting from operations	8,030,283	21,525,150
Distributions to shareholders from net realized gains:
Class A Shares	(1,918,192)	—
Class B Shares	(242,290)	—
Class C Shares	(314,624)	—
Class K Shares	(3,383,093)	—
Class R Shares	(535)	—
Class Y Shares	(3,037,638)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	116,768	(6,859,046)
Class B Shares	347,074	(637,416)
Class C Shares	820,956	(584,253)
Class K Shares	252,477	(10,514,917)
Class R Shares	535	6,353
Class Y Shares	1,926,150	(12,573,097)
Short-term trading fees	5,093	1,046

Net increase/(decrease) in net assets	2,602,964	(9,636,180)
NET ASSETS:
Beginning of period	121,663,935	131,300,115

End of period	$124,266,899	$121,663,935

Accumulated net investment loss	$(229,647)	$(39,667)

See Notes to Financial Statements.

11

Munder Large-Cap Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$1,156,026	$1,679,112
Issued as reinvestment of distributions	1,380,716	—
Redeemed	(2,419,974)	(8,538,158)

Net increase/(decrease)	$116,768	$(6,859,046)

Class B Shares:
Sold	$631,627	$501,788
Issued as reinvestment of distributions	157,934	—
Redeemed*	(442,487)	(1,139,204)

Net increase/(decrease)	$347,074	$(637,416)

Class C Shares:
Sold	$856,264	$318,672
Issued as reinvestment of distributions	230,374	—
Redeemed	(265,682)	(902,925)

Net increase/(decrease)	$820,956	$(584,253)

Class K Shares:
Sold	$3,978,285	$7,094,755
Issued as reinvestment of distributions	202,356	—
Redeemed	(3,928,164)	(17,609,672)

Net increase/(decrease)	$252,477	$(10,514,917)

Class R Shares:
Sold	$—	$6,353
Issued as reinvestment of distributions	535	—

Net increase	$535	$6,353

Class Y Shares:
Sold	$4,367,137	$6,430,231
Issued as reinvestment of distributions	2,238,882	—
Redeemed	(4,679,869)	(19,003,328)

Net increase/(decrease)	$1,926,150	$(12,573,097)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	62,210	102,546
Issued as reinvestment of distributions	74,681	—
Redeemed	(130,589)	(507,675)

Net increase/(decrease)	6,302	(405,129)

Class B Shares:
Sold	38,827	34,177
Issued as reinvestment of distributions	9,767	—
Redeemed*	(27,324)	(78,513)

Net increase/(decrease)	21,270	(44,336)

Class C Shares:
Sold	51,912	21,629
Issued as reinvestment of distributions	14,116	—
Redeemed	(16,316)	(60,877)

Net increase/(decrease)	49,712	(39,248)

Class K Shares:
Sold	220,746	434,164
Issued as reinvestment of distributions	10,917	—
Redeemed	(212,013)	(1,022,730)

Net increase/(decrease)	19,650	(588,566)

Class R Shares:
Sold	—	392
Issued as reinvestment of distributions	29	—

Net increase	29	392

Class Y Shares:
Sold	228,361	375,867
Issued as reinvestment of distributions	116,003	—
Redeemed	(241,785)	(1,101,687)

Net increase/(decrease)	102,579	(725,820)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$18.26		$15.48	$14.82		$13.59	$11.39	$11.72

Income/(loss) from investment operations:
Net investment loss	(0.03)		(0.02)	(0.02)		(0.01)	(0.05)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.22		2.80	0.60		1.24	2.25	(0.31)

Total from investment operations	1.19		2.78	0.58		1.23	2.20	(0.33)

Less distributions:
Distributions from net realized gains	(1.35)		—	—		—	—	—

Total distributions	(1.35)		—	—		—	—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Voluntary contribution from Advisor	—		—	0.08		—	—	—

Net asset value, end of period	$18.10		$18.26	$15.48		$14.82	$13.59	$11.39

Total return(d)	6.44%		17.96%	4.45	%(e)	9.05%	19.32%	(2.82)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,692		$26,807	$28,995		$29,248	$30,186	$28,983
Ratio of operating expenses to average net assets	1.44	%(f)	1.45%	1.48%		1.50%	1.48%	1.33%
Ratio of net investment loss to average net assets	(0.35	)%(f)	(0.14)%	(0.12)%		(0.04)%	(0.38)%	(0.14)%
Portfolio turnover rate	47%		90%	60%		29%	43%	66%
Ratio of operating expenses to average net assets without expense reimbursements	1.44	%(f)	1.45%	1.48%		1.50%	1.48%	1.33%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 4, 1993 and April 29, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.91% for Class A Shares and 3.08% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

14

B Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$16.14		$13.79	$13.31		$12.30	$10.38	$10.75

(0.09)		(0.13)	(0.12)		(0.10)	(0.13)	(0.09)

1.09		2.48	0.53		1.11	2.05	(0.28)

1.00		2.35	0.41		1.01	1.92	(0.37)

(1.35)		—	—		—	—	—

(1.35)		—	—		—	—	—

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	—	—

—		—	0.07		—	—	—

$15.79		$16.14	$13.79		$13.31	$12.30	$10.38

6.10%		17.04%	3.61	%(e)	8.21%	18.50%	(3.53)%

$3,062		$2,788	$2,992		$5,493	$8,210	$10,377

2.19	%(f)	2.20%	2.23%		2.25%	2.23%	2.08%

(1.10	)%(f)	(0.90)%	(0.88)%		(0.79)%	(1.13)%	(0.89)%
47%		90%	60%		29%	43%	66%

2.19	%(f)	2.20%	2.23%		2.25%	2.23%	2.08%

See Notes to Financial Statements.

15

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$16.28		$13.91	$13.42		$12.40	$10.46	$10.85

Income/(loss) from investment operations:
Net investment loss	(0.09)		(0.13)	(0.12)		(0.10)	(0.13)	(0.09)
Net realized and unrealized gain/(loss) on investments	1.09		2.50	0.54		1.12	2.07	(0.30)

Total from investment operations	1.00		2.37	0.42		1.02	1.94	(0.39)

Less distributions:
Distributions from net realized gains	(1.35)		—	—		—	—	—

Total distributions	(1.35)		—	—		—	—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	—	—

Voluntary contribution from Advisor	—		—	0.07		—	—	—

Net asset value, end of period	$15.93		$16.28	$13.91		$13.42	$12.40	$10.46

Total return(d)	6.04%		17.12%	3.58	%(e)	8.23%	18.55%	(3.59)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,267		$3,550	$3,578		$4,600	$4,622	$4,836
Ratio of operating expenses to average net assets	2.19	%(f)	2.20%	2.23%		2.25%	2.23%	2.08%
Ratio of net investment loss to average net assets	(1.09	)%(f)	(0.89)%	(0.87)%		(0.79)%	(1.13)%	(0.89)%
Portfolio turnover rate	47%		90%	60%		29%	43%	66%
Ratio of operating expenses to average net assets without expense reimbursements	2.19	%(f)	2.20%	2.23%		2.25%	2.23%	2.08%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on September 20, 1993 and June 23, 1995, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 3.06% for Class C Shares and 3.90% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

K Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$18.31		$15.52	$14.86		$13.63	$11.42	$11.74

(0.03)		(0.02)	(0.01)		(0.01)	(0.05)	(0.01)

1.22		2.81	0.59		1.24	2.26	(0.31)

1.19		2.79	0.58		1.23	2.21	(0.32)

(1.35)		—	—		—	—	—

(1.35)		—	—		—	—	—

0.00(c	)	0.00 (c)	0.00	(c)	0.00 (c)	—	—

—		—	0.08		—	—	—

$18.15		$18.31	$15.52		$14.86	$13.63	$11.42

6.43%		17.98%	4.44	%(e)	9.02%	19.35%	(2.81)%

$45,941		$45,968	$48,099		$7,467	$10,151	$15,646

1.44	%(f)	1.45%	1.46%		1.50%	1.48%	1.33%

(0.35	)%(f)	(0.14)%	(0.07)%		(0.04)%	(0.38)%	(0.14)%
47%		90%	60%		29%	43%	66%

1.44	%(f)	1.45%	1.46%		1.50%	1.48%	1.33%

See Notes to Financial Statements.

17

Munder Large-Cap Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Period
	12/31/07(b)		Ended
	(Unaudited)		6/30/07(b)

Net asset value, beginning of period	$18.22		$16.21

Income/(loss) from investment operations:
Net investment income/(loss)	(0.06)		(0.04)
Net realized and unrealized gain/(loss) on investments	1.23		2.05

Total from investment operations	1.17		2.01

Less distributions:
Distributions from net realized gains	(1.35)		—

Total distributions	(1.35)		—

Short-term trading fees	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—		—

Net asset value, end of period	$18.04		$18.22

Total return(d)	6.34	%(d)	12.40	%(d)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8		$7
Ratio of operating expenses to average net assets	1.68	%(f)	1.70	%(f)
Ratio of net investment income/(loss) to average net assets	(0.60	)%(f)	(0.35	)%(f)
Portfolio turnover rate	47%		90%
Ratio of operating expenses to average net assets without expense reimbursements	1.68	%(f)	1.70	%(f)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on November 1, 2006 and August 16, 1993, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 4.11% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

Y Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$19.00		$16.07	$15.35		$14.04	$11.73	$12.04

(0.01)		0.02	0.02		0.03	(0.02)	0.01
1.28		2.91	0.62		1.28	2.33	(0.32)

1.27		2.93	0.64		1.31	2.31	(0.31)

(1.35)		—	0.00	(c)	—	—	—

(1.35)		—	0.00	(c)	—	—	—

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	—	—

—		—	0.08		—	—	—

$18.92		$19.00	$16.07		$15.35	$14.04	$11.73

6.62%		18.31%	4.63	%(e)	9.33%	19.69%	(2.66)%

$44,297		$42,544	$47,636		$52,871	$56,106	$54,610
1.19	%(f)	1.20%	1.23%		1.25%	1.23%	1.08%
(0.10	)%(f)	0.10%	0.13%		0.21%	(0.13)%	0.11%
47%		90%	60%		29	43%	66%

1.19	%(f)	1.20%	1.23%		1.25%	1.23%	1.08%

See Notes to Financial Statements.

19

[This Page Intentionally Left Blank]

20

Munder Large-Cap Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Large-Cap Growth Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

21

Munder Large-Cap Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are

22

Munder Large-Cap Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from

23

Munder Large-Cap Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

24

Munder Large-Cap Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.75% on assets up to $1 billion; 0.725% on assets from $1 billion to $2 billion; and 0.70% on assets exceeding $2 billion. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.7500% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $96,852 before payment of sub-administration fees and $63,099 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1545% for administrative services.

The Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement

25

Munder Large-Cap Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $2,790 in advisory fees before waivers and expense reimbursements ($168 after all waivers and expense reimbursements) and $1,151 in administration fees.

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,023 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

26

Munder Large-Cap Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

4. Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor.

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $1,479 to Comerica Securities and $58,354 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $57,588,537 and $63,807,775, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $25,827,886, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,604,351 and net appreciation for financial reporting purposes was

27

Munder Large-Cap Growth Fund
 Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

$23,223,535. At December 31, 2007, aggregate cost for financial reporting purposes was $128,457,373.

6. Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $559.

7. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses and net operating losses were reclassified at year-end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated
Investment Income	Net Realized Gain	Paid-In Capital

$123,142	$(421)	$(122,721)

28

Munder Large-Cap Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Post-October
Currency	Undistributed	Capital	Unrealized
Deferral	Long-term Gain	Loss Carryover	Appreciation	Total

$(191)	$7,209,720	$(948,642)	$16,773,564	$23,034,451

The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $948,642 of unused capital losses which expire in 2010. These losses may be further limited as they were acquired on May 9, 2003 in the reorganization with the Munder Large-Cap Growth Fund, a series of The Munder Funds, Inc.

Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2006 and June 30, 2007 of $191.

The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $18,699,110.

9. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

Munder Large-Cap Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

11. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCG1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Large-Cap
Value Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets are invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses.

ii

These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Joseph Skornicka and John Kreiter

The Fund posted a negative return of -1.58% for the six months ended December 31, 2007, relative to the -6.03% return for the Russell 1000® Value Index and the -4.71% median return for the Lipper universe of large-cap value funds.

On an absolute basis, the Fund suffered due to the difficult stock market environment of the last half of 2007. Although the Fund’s return for the six months ended December 31, 2007 was negative, it significantly outperformed its Russell 1000® Value benchmark.

Relative strength was principally due to strong stock selection, particularly in the financials, materials, information technology, consumer staples and telecommunication services sectors. No sector had a negative impact on relative performance.

Although the financials sector was the weakest sector in the Russell 1000® Value Index and in the Fund in absolute terms, a combination of an underweight in the sector and strong stock selection among financials stocks added more than one percentage point to the Fund’s relative performance. The sector’s top contributors to relative performance included Annaly Capital Management, Inc. (1.2% of the Fund), Assurant, Inc. (1.7% of the Fund) and The Bank of New York Mellon Corporation (1.4% of the Fund). The lack of positions in Freddie Mac, Fannie Mae and Countrywide Financial Corp., as well as an underweight in Washington Mutual, Inc., which was eliminated from the Fund in July, also had a positive impact on relative performance. These positive factors were more than sufficient to offset the negative impact of positions in KKR Financial Holdings LLC (0.6% of the Fund), CIT Group Inc., Zions Bancorporation and Merrill Lynch & Co., Inc. CIT Group and Zions were eliminated in November and Merrill Lynch was sold in December.

The top contributors to relative performance in the materials sector were Praxair, Inc. (1.4% of the Fund), BASF Aktiengesellschaft (1.7% of the Fund) and Freeport-McMoRan Copper & Gold, Inc. (0.8% of the Fund). Relative strength in the information technology sector was largely due to MEMC Electronic Materials, Inc. (0.5% of the Fund) and Amphenol Corporation (0.9% of the Fund). Among the Fund’s consumer staples holdings, The Proctor & Gamble Company (2.8% of the Fund), Archer-Daniels-Midland Company (1.1% of the Fund), PepsiCo, Inc. (1.8% of the Fund) and CVS Caremark Corporation (2.3% of the Fund) all helped to boost relative performance.

The relative strength of the telecommunication services sector was primarily due to overweighted positions in China Unicom Limited and Verizon Communications Inc. (2.6% of the Fund), as well as the lack of a position in Sprint Nextel Corp. China Unicom was sold from the Fund in October due to valuation concerns.

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies (the 1,000 largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of large-cap value funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$983.50	$7.03	1.41%
Class B	$1,000.00	$979.20	$10.75	2.16%
Class C	$1,000.00	$979.20	$10.75	2.16%
Class K	$1,000.00	$982.90	$7.03	1.41%
Class R	$1,000.00	$982.20	$8.27	1.66%
Class Y	$1,000.00	$984.20	$5.79	1.16%

Hypothetical
Class A	$1,000.00	$1,018.05	$7.15	1.41%
Class B	$1,000.00	$1,014.28	$10.94	2.16%
Class C	$1,000.00	$1,014.28	$10.94	2.16%
Class K	$1,000.00	$1,018.05	$7.15	1.41%
Class R	$1,000.00	$1,016.79	$8.42	1.66%
Class Y	$1,000.00	$1,019.30	$5.89	1.16%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 98.9%
Consumer Discretionary — 5.3%
Hotels, Restaurants & Leisure — 1.0%
20,360	McDonald’s Corporation	$1,199,408

Household Durables — 0.6%
9,315	Mohawk Industries, Inc. †,(a)	693,036

Leisure Equipment & Products — 0.5%
21,465	Hasbro, Inc. (a)	549,075

Media — 3.2%
74,538	Comcast Corporation, Class A Special †	1,350,628
34,795	Omnicom Group Inc. (a)	1,653,806
38,615	Time Warner Inc.	637,534

		3,641,968

Total Consumer Discretionary		6,083,487

Consumer Staples — 9.9%
Beverages — 1.9%
27,965	PepsiCo, Inc.	2,122,544

Food & Staples Retailing — 2.3%
67,465	CVS Caremark Corporation	2,681,734

Food Products — 2.1%
27,240	Archer-Daniels-Midland Company	1,264,753
21,100	General Mills, Inc.	1,202,700

		2,467,453

Household Products — 2.8%
44,535	Procter & Gamble Company (The)	3,269,760

Personal Products — 0.8%
21,955	Herbalife Ltd.	884,347

Total Consumer Staples		11,425,838

Energy — 15.7%
Energy Equipment & Services — 1.1%
17,310	National Oilwell Varco, Inc. †	1,271,593

Oil, Gas & Consumable Fuels — 14.6%
21,885	Apache Corporation	2,353,513
20,745	ConocoPhillips	1,831,783
60,784	Exxon Mobil Corporation	5,694,853
40,770	Marathon Oil Corporation	2,481,262

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
44,925	Occidental Petroleum Corporation	$3,458,776
11,895	Total S.A., ADR	982,527

		16,802,714

Total Energy		18,074,307

Financials — 27.1%
Capital Markets — 3.2%
32,490	Bank of New York Mellon Corporation (The)	1,584,213
14,720	Federated Investors, Inc., Class B (a)	605,875
8,260	Lehman Brothers Holdings Inc. (a)	540,534
18,275	Morgan Stanley	970,585

		3,701,207

Commercial Banks — 2.2%
15,120	PNC Financial Services Group, Inc. (The)	992,628
34,600	U.S. Bancorp	1,098,204
12,185	Wachovia Corporation (a)	463,396

		2,554,228

Diversified Financial Services — 9.2%
114,522	Bank of America Corporation	4,725,178
29,076	Citigroup Inc.	855,997
100,499	JPMorgan Chase & Co.	4,386,781
45,617	KKR Financial Holdings LLC	640,919

		10,608,875

Insurance — 11.3%
29,851	ACE Limited (a)	1,844,195
46,124	American International Group, Inc.	2,689,029
20,500	Arch Capital Group Ltd. †	1,442,175
28,585	Assurant, Inc. (a)	1,912,337
30,475	Axis Capital Holdings Limited (a)	1,187,611
19,655	Hartford Financial Services Group, Inc. (The)	1,713,719
27,320	MetLife, Inc.	1,683,458
10,670	Travelers Companies, Inc. (The)	574,046

		13,046,570

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (REITs) — 1.2%
76,945	Annaly Capital Management, Inc. (a)	$1,398,860

Total Financials		31,309,740

Health Care — 7.3%
Health Care Equipment & Supplies — 0.5%
9,970	Baxter International, Inc.	578,759

Health Care Providers & Services — 0.9%
15,140	McKesson Corporation	991,821

Pharmaceuticals — 5.9%
28,610	Abbott Laboratories	1,606,451
23,310	Johnson & Johnson	1,554,777
15,225	Merck & Co., Inc.	884,725
33,355	Pfizer Inc.	758,159
31,035	Teva Pharmaceutical Industries Limited, ADR	1,442,507
13,310	Wyeth	588,169

		6,834,788

Total Health Care		8,405,368

Industrials — 10.6%
Aerospace & Defense — 1.2%
18,498	United Technologies Corporation	1,415,837

Electrical Equipment — 1.5%
21,470	Belden CDT Inc. (a)	955,415
10,950	General Cable Corporation †,(a)	802,416

		1,757,831

Industrial Conglomerates — 3.0%
94,515	General Electric Company	3,503,671

Machinery — 4.9%
25,260	Danaher Corporation	2,216,313
16,240	Eaton Corporation	1,574,468
11,642	PACCAR Inc. (a)	634,256
33,900	Westinghouse Air Brake Technologies Corporation	1,167,516

		5,592,553

Total Industrials		12,269,892

Information Technology — 5.3%
Communications Equipment — 0.5%
11,410	CommScope, Inc. †,(a)	561,486

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals — 0.9%
8,135	Hewlett-Packard Company	$410,655
5,448	International Business Machines Corporation	588,928

		999,583

Electronic Equipment & Instruments — 0.9%
23,275	Amphenol Corporation, Class A (a)	1,079,262

Information Technology Services — 0.3%
10,495	Accenture Ltd., Class A	378,135

Semiconductors & Semiconductor Equipment — 0.5%
6,885	MEMC Electronic Materials, Inc. †	609,254

Software — 2.2%
25,620	McAfee, Inc. †	960,750
16,260	Microsoft Corporation	578,856
42,895	Oracle Corporation †	968,569

		2,508,175

Total Information Technology		6,135,895

Materials — 5.6%
Chemicals — 4.0%
12,990	BASF Aktiengesellschaft, ADR	1,908,880
16,045	PPG Industries, Inc. (a)	1,126,840
18,698	Praxair, Inc.	1,658,700

		4,694,420

Metals & Mining — 1.6%
8,580	Freeport-McMoRan Copper & Gold Inc., Class B	878,935
15,775	Nucor Corporation (a)	934,196

		1,813,131

Total Materials		6,507,551

Telecommunication Services — 6.3%
Diversified Telecommunication Services — 6.3%
102,975	AT&T Inc.	4,279,641
68,525	Verizon Communications Inc.	2,993,857

		7,273,498

See Notes to Financial Statements.

4

Shares		Value

Utilities — 5.8%
Electric Utilities — 4.3%
15,880	American Electric Power Company, Inc.	$739,373
22,538	Duke Energy Corporation	454,591
8,655	Edison International	461,917
14,117	Exelon Corporation	1,152,512
13,700	FirstEnergy Corp.	991,058
10,288	FPL Group, Inc.	697,321
12,805	Southern Company (The)	496,194

		4,992,966

Gas Utilities — 0.5%
9,391	Equitable Resources, Inc. (a)	500,352

Multi-Industry — 1.0%
15,500	Dominion Resources, Inc. (a)	735,475
8,487	Wisconsin Energy Corporation (a)	413,402

		1,148,877

Total Utilities		6,642,195

TOTAL COMMON STOCKS
(Cost $87,872,726)		114,127,771

INVESTMENT COMPANY SECURITY — 1.1%
(Cost $1,292,646)
1,292,646	Institutional Money Market Fund (b)	1,292,646

COLLATERAL FOR SECURITIES ON LOAN — 12.2%
(Cost $14,071,648)
14,071,648	State Street Navigator Securities Lending Trust – Prime Portfolio (c)	14,071,648

TOTAL INVESTMENTS
(Cost $103,237,020)	112.2%	129,492,065
OTHER ASSETS AND LIABILITIES (Net)	(12.2)	(14,058,259)

NET ASSETS	100.0%	$115,433,806

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Affiliated company security (see Notes to Financial Statements, Note 3).

(c)	At December 31, 2007, the market value of the securities on loan is $16,297,296.

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

At December 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.1%	$104,057,394
Bermuda	4.2	4,852,115
Germany	1.7	1,908,881
Israel	1.2	1,442,507
France	0.9	982,527
Cayman Islands	0.8	884,347

TOTAL COMMON STOCKS	98.9	114,127,771
INVESTMENT COMPANY SECURITY	1.1	1,292,646
COLLATERAL FOR SECURITIES ON LOAN	12.2	14,071,648

TOTAL INVESTMENTS	112.2	129,492,065
OTHER ASSETS AND LIABILITIES (Net)	(12.2)	(14,058,259)

NET ASSETS	100.0%	$115,433,806

See Notes to Financial Statements.

6

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7

Munder Large-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $101,944,374)(a)	$128,199,419
Securities of affiliated company (cost — $1,292,646)	1,292,646

Total Investments	129,492,065
Dividends receivable	164,564
Receivable for Fund shares sold	214,603
Prepaid expenses and other assets	39,749

Total Assets	129,910,981

LIABILITIES:
Payable for Fund shares redeemed	269,298
Payable upon return of securities loaned	14,071,648
Trustees’ fees and expenses payable	43,459
Transfer agency/record keeping fees payable	31,186
Administration fees payable	15,441
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	8,378
Shareholder servicing fees payable — Class K Shares	6,214
Investment advisory fees payable	2,386
Custody fees payable	213
Accrued expenses and other payables	28,952

Total Liabilities	14,477,175

NET ASSETS	$115,433,806

Investments, at cost	$103,237,020

(a)	Including $16,297,296 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(216,132)
Accumulated distributions in excess of net realized gain on investments sold	(549,666)
Net unrealized appreciation of investments	26,255,045
Paid-in capital	89,944,559

$115,433,806

NET ASSETS:
Class A Shares	$15,534,286

Class B Shares	$2,830,765

Class C Shares	$3,080,069

Class K Shares	$28,944,531

Class R Shares	$6,951

Class Y Shares	$65,037,204

SHARES OUTSTANDING:
Class A Shares	1,018,788

Class B Shares	190,881

Class C Shares	207,844

Class K Shares	1,896,807

Class R Shares	456

Class Y Shares	4,256,909

CLASS A SHARES:
Net asset value and redemption price per share	$15.25

Maximum sales charge	5.50%
Maximum offering price per share	$16.14

CLASS B SHARES:
Net asset value and offering price per share*	$14.83

CLASS C SHARES:
Net asset value and offering price per share*	$14.82

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$15.26

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$15.24

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$15.28

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$1,431,777
Dividends on securities of affiliated company	37,440
Securities lending, net of borrower rebates	12,860

Total Investment Income	1,482,077

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	20,478
Class B Shares	15,498
Class C Shares	16,998
Class R Shares	17
Shareholder servicing fees:
Class K Shares	38,564
Investment advisory fees	453,689
Administration fees	94,954
Transfer agency/record keeping fees	54,759
Registration and filing fees	27,114
Legal and audit fees	23,056
Custody fees	14,634
Trustees’ fees and expenses	13,518
Other	28,920

Total Expenses	802,199

NET INVESTMENT INCOME	679,878

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	3,624,558
Net change in unrealized appreciation/(depreciation) of securities	(6,163,536)

Net realized and unrealized loss on investments	(2,538,978)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,859,100)

(a)	Net of foreign withholding taxes of $3,699.

See Notes to Financial Statements.

10

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007(a)

Net investment income	$679,878	$1,220,876
Net realized gain from security transactions	3,624,558	11,499,036
Net change in net unrealized appreciation/(depreciation) of securities	(6,163,536)	9,416,683

Net increase/(decrease) in net assets resulting from operations	(1,859,100)	22,136,595
Dividends to shareholders from net investment income:
Class A Shares	(109,230)	(135,414)
Class B Shares	(8,643)	(9,874)
Class C Shares	(9,460)	(10,607)
Class K Shares	(208,341)	(318,300)
Class R Shares	(39)	(44)
Class Y Shares	(546,577)	(758,859)
Distributions to shareholders from net realized gains:
Class A Shares	(1,619,351)	(1,208,975)
Class B Shares	(312,223)	(289,947)
Class C Shares	(339,590)	(296,432)
Class K Shares	(3,099,416)	(3,223,333)
Class R Shares	(695)	(164)
Class Y Shares	(6,841,328)	(5,427,095)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	375,841	3,178,613
Class B Shares	(148,986)	(551,238)
Class C Shares	(221,097)	440,825
Class K Shares	167,643	(6,774,689)
Class R Shares	735	6,560
Class Y Shares	1,633,076	6,704,146
Short-term trading fees	136	7,353

Net increase/(decrease) in net assets	(13,146,645)	13,469,121
NET ASSETS:
Beginning of period	128,580,451	115,111,330

End of period	$115,433,806	$128,580,451

Accumulated distributions in excess of net investment income	$(216,132)	$(13,720)

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

11

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007(a)

Amount
Class A Shares:
Sold*	$958,479	$6,593,039
Issued as reinvestment of dividends and distributions	1,313,220	914,747
Redeemed	(1,895,858)	(4,329,173)

Net increase	$375,841	$3,178,613

Class B Shares:
Sold	$120,850	$1,065,726
Issued as reinvestment of dividends and distributions	245,302	210,000
Redeemed*	(515,138)	(1,826,964)

Net decrease	$(148,986)	$(551,238)

Class C Shares:
Sold	$223,114	$1,137,362
Issued as reinvestment of dividends and distributions	228,710	186,274
Redeemed	(672,921)	(882,811)

Net increase/(decrease)	$(221,097)	$440,825

Class K Shares:
Sold	$2,874,925	$2,623,533
Issued as reinvestment of dividends and distributions	1,015,847	947,359
Redeemed	(3,723,129)	(10,345,581)

Net increase/(decrease)	$167,643	$(6,774,689)

Class R Shares:
Sold	$—	$6,353
Issued as reinvestment of dividends and distributions	735	207

Net increase	$735	$6,560

Class Y Shares:
Sold	$4,468,778	$14,524,320
Issued as reinvestment of dividends and distributions	6,812,307	5,423,457
Redeemed	(9,648,009)	(13,243,631)

Net increase	$1,633,076	$6,704,146

*	May include amounts automatically converted from Class B Shares to Class A Shares.
(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007(a)

Shares
Class A Shares:
Sold*	58,723	395,494
Issued as reinvestment of dividends and distributions	82,839	57,332
Redeemed	(116,228)	(261,897)

Net increase	25,334	190,929

Class B Shares:
Sold	7,700	66,545
Issued as reinvestment of dividends and distributions	15,893	13,516
Redeemed*	(32,372)	(114,475)

Net decrease	(8,779)	(34,414)

Class C Shares:
Sold	14,299	71,268
Issued as reinvestment of dividends and distributions	14,818	11,995
Redeemed	(42,060)	(54,976)

Net increase/(decrease)	(12,943)	28,287

Class K Shares:
Sold	179,617	158,892
Issued as reinvestment of dividends and distributions	64,042	59,381
Redeemed	(226,238)	(621,854)

Net increase/(decrease)	17,421	(403,581)

Class R Shares:
Sold	—	397
Issued as reinvestment of dividends and distributions	46	13

Net increase	46	410

Class Y Shares:
Sold	271,348	876,636
Issued as reinvestment of dividends and distributions	428,758	339,229
Redeemed	(590,057)	(801,019)

Net increase	110,049	414,846

*	May include amounts automatically converted from Class B Shares to Class A Shares.
(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

13

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$17.28		$15.89	$14.89	$13.21	$10.98	$11.42

Income/(loss) from investment operations:
Net investment income/(loss)	0.08		0.15	0.11	0.08	0.06	0.07
Net realized and unrealized gain/(loss) on investments	0.38		2.83	1.37	1.67	2.23	(0.44)

Total from investment operations	0.46		2.98	1.48	1.75	2.29	(0.37)

Less distributions:
Dividends from net investment income	(0.11)		(0.15)	(0.11)	(0.07)	(0.06)	(0.07)
Distributions from net realized gains	(2.38)		(1.44)	(0.37)	—	—	—
Distributions from capital	—		—	—	—	—	0.00 (c)

Total distributions	(2.49)		(1.59)	(0.48)	(0.07)	(0.06)	(0.07)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$15.25		$17.28	$15.89	$14.89	$13.21	$10.98

Total return(d)	(1.65)%		19.84%	10.08%	13.27%	20.86%	(3.16)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,534		$17,170	$12,754	$8,532	$6,259	$5,675
Ratio of operating expenses to average net assets	1.41	%(e)	1.42%	1.43%	1.48%	1.47%	1.35%
Ratio of net investment income/(loss) to average net assets	1.01	%(e)	0.91%	0.72%	0.58%	0.52%	0.71%
Portfolio turnover rate	26%		47%	48%	47%	31%	30%
Ratio of operating expenses to average net assets without expense reimbursements	1.41	%(e)	1.42%	1.43%	1.48%	1.47%	1.35%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 8, 1994 and August 9, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$16.86		$15.56	$14.62	$13.02	$10.84	$11.29

0.02		0.02	(0.02)	(0.02)	(0.03)	(0.01)

0.38		2.77	1.36	1.63	2.21	(0.44)

0.40		2.79	1.34	1.61	2.18	(0.45)

(0.05)		(0.05)	(0.03)	(0.01)	—	(0.00	)(c)

(2.38)		(1.44)	(0.37)	—	—	—
—		—	—	—	—	0.00	(c)

(2.43)		(1.49)	(0.40)	(0.01)	—	(0.00)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$14.83		$16.86	$15.56	$14.62	$13.02	$10.84

(2.08)%		18.94%	9.30%	12.37%	20.11%	(3.98)%

$2,831		$3,366	$3,641	$8,346	$9,948	$9,119

2.16	%(e)	2.17%	2.18%	2.23%	2.22%	2.10%

0.26	%(e)	0.15%	(0.13)%	(0.18)%	(0.23)%	(0.04)%
26%		47%	48%	47%	31%	30%

2.16	%(e)	2.17%	2.18%	2.23%	2.22%	2.10%

See Notes to Financial Statements.

15

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)	6/30/07(b)

Net asset value, beginning of period	$16.85		$15.55	$14.61	$13.01	$10.84	$11.28

Income/(loss) from investment operations:
Net investment income/(loss)	0.02		0.03	(0.01)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.38		2.76	1.35	1.63	2.20	(0.43)

Total from investment operations	0.40		2.79	1.34	1.61	2.17	(0.44)

Less distributions:
Dividends from net investment income	(0.05)		(0.05)	(0.03)	(0.01)	—	0.00 (c)
Distributions from net realized gains	(2.38)		(1.44)	(0.37)	—	—	—
Distributions from capital	—		—	—	—	—	0.00 (c)

Total distributions	(2.43)		(1.49)	(0.40)	(0.01)	0.00	0.00 (c)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$14.82		$16.85	$15.55	$14.61	$13.01	$10.84

Total return(d)	(2.08)%		18.95%	9.31%	12.38%	20.02%	(3.89)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,080		$3,719	$2,993	$3,214	$3,257	$2,817
Ratio of operating expenses to average net assets	2.16	%(e)	2.17%	2.18%	2.23%	2.22%	2.10%
Ratio of net investment income/(loss) to average net assets	0.26	%(e)	0.16%	(0.07)%	(0.18)%	(0.23)%	(0.04)%
Portfolio turnover rate	26%		47%	48%	47%	31%	30%
Ratio of operating expenses to average net assets without expense reimbursements	2.16	%(e)	2.17%	2.18%	2.23%	2.22%	2.10%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on December 5, 1995 and July 5, 1994, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

See Notes to Financial Statements.

16

K Shares
Period
Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$17.30		$15.90	$14.90	$13.22	$10.98	$11.43

0.08		0.15	0.10	0.08	0.06	0.07

0.37		2.84	1.38	1.67	2.24	(0.45)

0.45		2.99	1.48	1.75	2.30	(0.38)

(0.11)		(0.15)	(0.11)	(0.07)	(0.06)	(0.07)

(2.38)		(1.44)	(0.37)	—	—	—
—		—	—	—	—	0.00 (c)

(2.49)		(1.59)	(0.48)	(0.07)	(0.06)	(0.07)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$15.26		$17.30	$15.90	$14.90	$13.22	$10.98

(1.71)%		19.89%	10.07%	13.26%	20.96%	(3.25)%

$28,945		$32,509	$36,309	$30,709	$39,063	$47,087

1.41	%(e)	1.42%	1.43%	1.48%	1.47%	1.35%

1.00	%(e)	0.90%	0.68%	0.59%	0.52%	0.71%
26%		47%	48%	47%	31%	30%

1.41	%(e)	1.42%	1.43%	1.48%	1.47%	1.35%

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended
	12/31/07(b)		Period Ended
	(Unaudited)		6/30/07 (b)

Net asset value, beginning of period	$17.27		$15.99

Income/(loss) from investment operations:
Net investment income	0.06		0.09
Net realized and unrealized gain/(loss) on investments	0.38		1.71

Total from investment operations	0.44		1.80

Less distributions:
Dividends from net investment income	(0.09)		(0.11)
Distributions from net realized gains	(2.38)		(0.41)
Distributions from capital	—		—

Total distributions	(2.47)		(0.52)

Short-term trading fees	—		0.00	(c)

Net asset value, end of period	$15.24		$17.27

Total return(d)	(1.78)%		11.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7		$7
Ratio of operating expenses to average net assets	1.66	%(e)	1.67	%(e)
Ratio of net investment income to average net assets	0.77	%(e)	0.80	%(e)
Portfolio turnover rate	26%		47%
Ratio of operating expenses to average net assets without expense reimbursements	1.66	%(e)	1.67	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on November 1, 2006 and July 5, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

18

Y Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$17.32		$15.92	$14.91	$13.23	$10.99	$11.43

0.10		0.19	0.15	0.12	0.09	0.10
0.37		2.84	1.37	1.67	2.24	(0.44)

0.47		3.03	1.52	1.79	2.33	(0.34)

(0.13)		(0.19)	(0.14)	(0.11)	(0.09)	(0.10)
(2.38)		(1.44)	(0.37)	—	—	—
—		—	—	—	—	0.00 (c)

(2.51)		(1.63)	(0.51)	(0.11)	(0.09)	(0.10)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$15.28		$17.32	$15.92	$14.91	$13.23	$10.99

(1.58)%		20.16%	10.34%	13.53%	21.24%	(2.92)%

$65,037		$71,809	$59,414	$52,409	$31,977	$27,033
1.16	%(e)	1.17%	1.18%	1.23%	1.22%	1.10%
1.26	%(e)	1.16%	0.94%	0.83%	0.77%	0.96%
26%		47%	48%	47%	31%	30%
1.16	%(e)	1.17%	1.18%	1.23%	1.22%	1.10%

See Notes to Financial Statements.

19

[This Page Intentionally Left Blank]

20

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. Prior to October 31, 2007, the Fund’s goal was to provide long-term capital appreciation and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

21

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or

22

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

23

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.75% on the first $100 million, and 0.70% on assets exceeding $100 million. During the period ended December 31, 2007, the Fund paid an effective rate of 0.7411% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $94,954 before payment of sub-administration fees and $61,809 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1551% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned

24

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $1,480 in advisory fees before waivers and expense reimbursements ($89 after waivers and expense reimbursements) and $611 in administration fees.

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,389 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $30 from commissions on sales of Class A Shares of the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however,

25

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class K and Class R Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $63 to Comerica Securities and $38,557 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K, and Class R shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $30,699,559 and $42,320,541, respectively, for the period ended December 31, 2007.

26

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $28,104,084, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,849,039 and net appreciation for financial reporting purposes was $26,255,045. At December 31, 2007, aggregate cost for financial reporting purposes was $103,237,020.

6.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $576.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

27

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The tax character of dividends and distributions paid to shareholders during the years ended June 30, 2007 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2007	$1,233,098	$10,445,946	$11,679,044

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Undistributed	Capital Loss	Unrealized
Income	Long-Term Gain	Carryover	Appreciation	Total

$363,202	$7,966,920	$(76,566)	$32,223,202	$40,476,758

The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes $76,566 of unused capital losses which expire in 2009. These losses may be limited as they were acquired in the reorganization with the Munder Framlington Global Financial Services Fund that occurred on May 3, 2002.

The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $129,661.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

28

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

10.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

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30

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31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCV1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Micro-Cap
Equity Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. A significant portion of the Fund’s assets is invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulations and interest rates. Within the financials sector, a substantial portion of the Fund’s investments is in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. This Fund may also invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses.

ii

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

The Fund posted a return of -16.64% for the six months ended December 31, 2007, relative to the -11.77% return for the Russell Microcap® Index, the -7.53% return for the Russell 2000® Index and the -1.75% median return for the Lipper universe of small-cap growth funds.

Reflecting the extremely difficult environment for small-cap investors during the six months ended December 31, 2007, the Fund’s absolute performance suffered heavily during the period. The Fund also significantly trailed its Russell Microcap® benchmark for the period.

The financials sector had by far the most negative impact on the Fund’s relative performance, given the combination of an overweight in the sector and weak stock selection. Performance in the consumer staples sector also showed relative weakness, which offset relative strength of holdings in the materials and health care sectors.

In the materials sector of the Fund, overweighted positions in Claymont Steel Holdings, Inc. (1.0% of the Fund), Landec Corporation (2.3% of the Fund) and Novamerican Steel Inc. offset the negative impact of a position in Horsehead Holding Corp. (1.3% of the Fund). Novamerican Steel was eliminated from the Fund in November after being acquired by Symmetry Holdings, Inc.

The relative performance of the Fund’s health care sector was boosted by overweights in Neogen Corporation (2.1% of the Fund), Air Methods Corporation (2.1% of the Fund), Orthofix International N.V. (0.9% of the Fund) and PolyMedica Corporation. PolyMedica was acquired by Medco Health Solutions, Inc. and was eliminated from the Fund in November.

In the consumer staples sector, the Fund had only one position during the period, an overweight in Nutracea, which held back relative performance. Nutracea was eliminated from the Fund in November.

There were a few strong performers in the Fund’s financials sector, including National Interstate Corporation (0.6% of the Fund), Tower Group, Inc. (1.8% of the Fund) and Gramercy Capital Corp. (1.9% of the Fund). However, the relative strength of these holdings was more than offset by the negative relative performance of a number of other financials holdings. Luminent Mortgage Capital, Inc. subtracted more than one percentage point from the Fund’s relative return. The position was eliminated from the Fund in August.

The holdings of a number of real estate investment trusts (REITs) also had a significant negative impact on returns, including RAIT Financial Trust (1.6% of the Fund), Newcastle Investment Corp. (1.1% of the Fund), Ashford Hospitality Trust, Inc. (1.6% of the Fund) and Corporate Office Properties Trust (1.5% of the Fund). Other detractors from the Fund’s relative performance included KKR Financial Holdings LLC (2.0% of the Fund), First Cash Financial Services, Inc. (1.3% of the Fund) and Alesco Financial Inc., which was eliminated from the Fund in August.

iii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell Microcap® Index is an unmanaged index that measures the performance of the smallest 1,000 companies in the Russell 2000® Index, plus the next 1,000 smallest companies. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$832.70	$7.97	1.73%
Class B	$1,000.00	$829.60	$11.41	2.48%
Class C	$1,000.00	$829.40	$11.40	2.48%
Class K	$1,000.00	$832.70	$7.97	1.73%
Class R	$1,000.00	$831.50	$9.12	1.98%
Class Y	$1,000.00	$833.60	$6.82	1.48%

Hypothetical
Class A	$1,000.00	$1,016.44	$8.77	1.73%
Class B	$1,000.00	$1,012.67	$12.55	2.48%
Class C	$1,000.00	$1,012.67	$12.55	2.48%
Class K	$1,000.00	$1,016.44	$8.77	1.73%
Class R	$1,000.00	$1,015.18	$10.03	1.98%
Class Y	$1,000.00	$1,017.70	$7.51	1.48%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 97.0%
Consumer Discretionary — 9.1%
Auto Components — 5.1%
145,700	Drew Industries Incorporated †,(a)	$3,992,180
268,200	Noble International, Ltd. (a)	4,374,342
525,924	Spartan Motors, Inc. (a)	4,018,059
96,000	Tenneco Inc. †	2,502,720

		14,887,301

Hotels, Restaurants & Leisure — 0.8%
93,131	Monarch Casino & Resort, Inc. †,(a)	2,242,595

Internet & Catalog Retail — 1.4%
348,000	PetMed Express, Inc. †,(a)	4,210,800

Specialty Retail — 1.0%
39,300	Conn’s, Inc. †,(a)	672,423
114,900	Hibbett Sports, Inc. †,(a)	2,295,702

		2,968,125

Textiles, Apparel & Luxury Goods — 0.8%
191,500	FGX International Holdings Limited †	2,269,275

Total Consumer Discretionary		26,578,096

Energy — 4.3%
Energy Equipment & Services — 2.4%
202,800	Mitcham Industries, Inc. †	4,169,568
95,800	MYR Group, Inc., 144A †,(b),(c),(d),(e)	1,245,400
117,100	Pason Systems Inc.	1,481,918

		6,896,886

Oil, Gas & Consumable Fuels — 1.9%
95,325	Atlas America, Inc.	5,641,334

Total Energy		12,538,220

Financials — 26.0%
Capital Markets — 2.9%
297,000	JMP Group Inc.	2,518,560
251,700	Main Street Capital Holdings LLC (a)	3,526,317
170,200	Thomas Weisel Partners Group, Inc. †,(a)	2,336,846

		8,381,723

Commercial Banks — 1.6%
66,800	Bank of the Ozarks, Inc. (a)	1,750,160
71,100	Macatawa Bank Corporation (a)	610,749

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Commercial Banks (Continued)
16,683	Mercantile Bank Corporation (a)	$258,586
262,100	Star Asia Financial Ltd., 144A (b),(c),(d),(e)	2,094,179

		4,713,674

Consumer Finance — 1.3%
256,500	First Cash Financial Services, Inc. †,(a)	3,765,420

Diversified Financial Services — 2.0%
425,012	KKR Financial Holdings LLC (a)	5,971,419

Insurance — 4.5%
237,100	AMERISAFE, Inc. †	3,677,421
268,800	Meadowbrook Insurance Group, Inc. †	2,529,408
50,957	National Interstate Corporation (a)	1,686,677
155,053	Tower Group, Inc. (a)	5,178,770

		13,072,276

Real Estate Investment Trusts (REITs) — 13.2%
653,900	Ashford Hospitality Trust, Inc.	4,701,541
139,100	Corporate Office Properties Trust	4,381,650
227,400	Gramercy Capital Corp. (a)	5,528,094
351,500	Hersha Hospitality Trust, Class A	3,339,250
393,100	JER Investors Trust Inc. (a)	4,233,687
408,400	Medical Properties Trust, Inc. (a)	4,161,596
237,230	Newcastle Investment Corp. (a)	3,074,501
515,100	NorthStar Realty Finance Corp. (a)	4,594,692
530,689	RAIT Financial Trust (a)	4,574,539

		38,589,550

Real Estate Management & Development — 0.5%
261,200	Asset Capital Corporation Inc., 144A †,(b),(c),(d),(e)	1,353,016

Total Financials		75,847,078

Health Care — 11.0%
Health Care Equipment & Supplies — 3.6%
148,000	MTS Medication Technologies, Inc. †,(a)	1,946,200
225,343	Neogen Corporation †	5,982,857
47,175	Orthofix International N.V. †	2,734,735

		10,663,792

See Notes to Financial Statements.

2

Shares		Value

Health Care (Continued)
Health Care Providers & Services — 3.0%
122,800	Air Methods Corporation †,(a)	$6,099,476
162,900	Psychemedics Corp.	2,614,545

		8,714,021

Health Care Technology — 1.1%
172,245	STARLIMS Technologies Ltd. †	1,856,801
89,200	SXC Health Solutions Corp. †,(a)	1,293,400

		3,150,201

Life Sciences Tools & Services — 1.7%
270,401	MEDTOX Scientific, Inc. †,(a)	4,886,146

Pharmaceuticals — 1.6%
240,900	Matrixx Initiatives, Inc. †,(a)	3,350,919
155,500	Salix Pharmaceuticals, Ltd. †,(a)	1,225,340

		4,576,259

Total Health Care		31,990,419

Industrials — 22.2%
Aerospace & Defense — 1.7%
104,773	Ceradyne, Inc. †	4,916,997

Building Products — 2.1%
194,950	AAON, Inc. (a)	3,863,909
120,000	Builders FirstSource, Inc. †,(a)	866,400
48,600	Universal Forest Products, Inc. (a)	1,431,756

		6,162,065

Commercial Services & Supplies — 4.4%
285,500	Barrett Business Services, Inc. (a)	5,141,855
115,318	Horizon North Logistics Inc. †	386,750
197,220	Team, Inc. †,(a)	7,214,307

		12,742,912

Construction & Engineering — 0.7%
53,442	Stantec Inc. †	2,085,307

Industrial Conglomerates — 0.6%
42,800	Raven Industries, Inc. (a)	1,643,092

Machinery — 7.5%
83,740	Actuant Corporation, Class A	2,847,997
200,700	Altra Holdings, Inc. †	3,337,641
37,900	Cascade Corporation (a)	1,760,834
34,000	Dynamic Materials Corporation (a)	2,002,600

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery (Continued)
41,200	Hurco Companies, Inc. †	$1,798,380
77,200	Middleby Corporation (The) †,(a)	5,915,064
72,349	Sun Hydraulics Corporation (a)	1,825,365
144,200	Titan Machinery Inc. †	1,889,020
6,835	Twin Disc, Incorporated	483,713

		21,860,614

Road & Rail — 2.0%
76,074	Genesee & Wyoming, Inc., Class A †	1,838,709
176,220	Old Dominion Freight Line, Inc. †,(a)	4,072,444

		5,911,153

Trading Companies & Distributors — 3.2%
142,600	Houston Wire & Cable Company (a)	2,016,364
413,150	Rush Enterprises, Inc., Class B †	7,354,070

		9,370,434

Total Industrials		64,692,574

Information Technology — 19.9%
Communications Equipment — 3.7%
287,000	Digi International Inc. †	4,072,530
185,600	NETGEAR, Inc. †	6,620,352

		10,692,882

Computers & Peripherals — 2.1%
238,585	Rimage Corporation †,(a)	6,191,281

Electronic Equipment & Instruments — 2.0%
101,200	LoJack Corporation †	1,701,172
348,900	TTM Technologies, Inc. †	4,068,174

		5,769,346

Information Technology Services — 3.0%
129,900	ManTech International Corporation, Class A †	5,692,218
111,650	SI International, Inc. †,(a)	3,067,025

		8,759,243

Internet Software & Services — 2.1%
113,700	j2 Global Communications, Inc. †,(a)	2,407,029
240,100	TheStreet.com, Inc. (a)	3,822,392

		6,229,421

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment — 5.4%
257,473	Diodes Incorporated †,(a)	$7,742,213
343,800	Silicon Motion Technology Corporation, ADR †,(a)	6,112,764
158,100	Ultra Clean Holdings, Inc. †	1,928,820

		15,783,797

Software — 1.6%
250,000	Digimarc Corporation †	2,205,000
279,400	Smith Micro Software, Inc. †,(a)	2,366,518

		4,571,518

Total Information Technology		57,997,488

Materials — 4.5%
Chemicals — 2.2%
494,675	Landec Corporation †	6,628,645

Metals & Mining — 2.3%
126,100	Claymont Steel Holdings, Inc. †	2,944,435
220,700	Horsehead Holding Corp. †	3,745,279

		6,689,714

Total Materials		13,318,359

TOTAL COMMON STOCKS
(Cost $208,002,049)		282,962,234

LIMITED PARTNERSHIP — 0.1%
(Cost $2,740,400)
Financials — 0.1%
Real Estate Investment Trusts (REITS) — 0.1%
221,000	Kodiak Funding, LP †,(b),(d),(e)	360,230

INVESTMENT COMPANY SECURITIES — 2.8%
Energy — 0.9%
Energy Equipment & Services — 0.9%
155,100	Mullen Group Income Fund	2,765,854

Financials — 1.9%
Capital Markets — 1.9%
153,200	NGP Capital Resources Company (a)	2,394,516
299,187	Patriot Capital Funding, Inc. (a)	3,018,797

		5,413,313

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $6,666,133)		8,179,167

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN — 21.4%
(Cost $62,253,950)
62,253,950	State Street Navigator Securities Trust – Prime Portfolio (f)	$62,253,950

TOTAL INVESTMENTS
(Cost $279,662,532)	121.3%	353,755,581
OTHER ASSETS AND LIABILITIES (Net)	(21.3)	(62,087,542)

NET ASSETS	100.0%	$291,668,039

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2007 (see Notes to Financial Statements, Note 2). At December 31, 2007, these securities represent $5,052,825, 1.7% of net assets.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $5,052,825, 1.7% of net assets.

Security	Acquisition Date	Cost

Asset Capital Corporation Inc., 144A	06/23/05	$2,220,200
Kodiak Funding, LP	11/20/06	2,740,400
MYR Group, Inc. 144A	12/19/06	1,245,400
Star Asia Financial Ltd., 144A	02/22/07	2,621,000

(f)	At December 31, 2007, the market value of the securities on loan is $60,062,225.

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

6

At December 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.8%	$264,741,284
Taiwan	2.1	6,112,764
Canada	1.8	5,247,375
Netherlands Antilles	0.9	2,734,735
British Virgin Islands	0.8	2,269,275
Israel	0.6	1,856,801

TOTAL COMMON STOCKS	97.0	282,962,234
LIMITED PARTNERSHIP	0.1	360,230
INVESTMENT COMPANY SECURITIES	2.8	8,179,167
COLLATERAL FOR SECURITIES ON LOAN	21.4	62,253,950

TOTAL INVESTMENTS	121.3	353,755,581
OTHER ASSETS AND LIABILITIES (Net)	(21.3)	(62,087,542)

NET ASSETS	100.0%	$291,668,039

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)*	$353,755,581
Dividends receivable	2,011,210
Receivable for investment securities sold	3,005,041
Receivable for Fund shares sold	343,166
Prepaid expenses and other assets	81,324

Total Assets	359,196,322

LIABILITIES:
Custodian overdraft payable	930,285
Payable for investment securities purchased	129,357
Payable for Fund shares redeemed	3,608,203
Payable upon return of securities loaned	62,253,950
Transfer agency/record keeping fees payable	326,596
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	107,821
Trustees’ fees and expenses payable	59,316
Administration fees payable	33,727
Investment advisory fees payable	7,670
Shareholder servicing fees payable — Class K Shares	990
Accrued expenses and other payables	70,368

Total Liabilities	67,528,283

NET ASSETS	$291,668,039

Investments, at cost	$279,662,532

*	Including $60,062,225 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$503,699
Accumulated net realized gain on investments sold	4,185,526
Net unrealized appreciation of investments	74,093,126
Paid-in capital	212,885,688

$291,668,039

NET ASSETS:
Class A Shares	$186,855,930

Class B Shares	$26,720,653

Class C Shares	$48,804,870

Class K Shares	$4,534,966

Class R Shares	$1,314,278

Class Y Shares	$23,437,342

SHARES OUTSTANDING:
Class A Shares	5,320,289

Class B Shares	827,711

Class C Shares	1,511,487

Class K Shares	129,102

Class R Shares	37,465

Class Y Shares	651,692

CLASS A SHARES:
Net asset value and redemption price per share	$35.12

Maximum sales charge	5.50%
Maximum offering price per share	$37.16

CLASS B SHARES:
Net asset value and offering price per share*	$32.28

CLASS C SHARES:
Net asset value and offering price per share*	$32.29

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$35.13

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$35.08

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$35.96

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Micro-Cap Equity Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$4,839,215
Dividends on securities of affiliated company	192,890
Securities lending, net of borrower rebates	321,962

Total Investment Income	5,354,067

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	297,069
Class B Shares	164,859
Class C Shares	316,485
Class R Shares	4,176
Shareholder servicing fees:
Class K Shares	8,039
Investment advisory fees	1,839,953
Transfer agency/record keeping fees	446,958
Administration fees	238,110
Printing and mailing fees	63,074
Registration and filing fees	42,576
Custody fees	36,968
Legal and audit fees	26,467
Trustees’ fees and expenses	13,046
Other	14,487

Total Expenses	3,512,267

NET INVESTMENT INCOME	1,841,800

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	16,800,995
Options written	140,998
Foreign currency-related transactions	(22,954)
Net change in unrealized appreciation/(depreciation) of:
Securities	(89,369,536)
Options written	360,506
Foreign currency-related transactions	(415)

Net realized and unrealized loss on investments	(72,090,406)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(70,248,606)

(a)	Net of foreign withholding taxes of $32,056.

See Notes to Financial Statements.

10

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$1,841,800	$2,856,046
Net realized gain from security transactions, options written and foreign currency-related transactions	16,919,039	41,401,073
Net change in net unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	(89,009,445)	(9,795,940)

Net increase/(decrease) in net assets resulting from operations	(70,248,606)	34,461,179
Dividends to shareholders from net investment income:
Class A Shares	(1,724,417)	(1,605,681)
Class B Shares	(82,149)	—
Class C Shares	(150,288)	—
Class K Shares	(44,401)	(45,833)
Class R Shares	(8,122)	(4,514)
Class Y Shares	(256,857)	(210,287)
Distributions to shareholders from net realized gains:
Class A Shares	(26,237,635)	(8,206,540)
Class B Shares	(3,939,258)	(1,082,332)
Class C Shares	(7,531,846)	(2,302,136)
Class K Shares	(709,026)	(226,979)
Class R Shares	(188,782)	(45,152)
Class Y Shares	(2,819,149)	(664,917)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(31,583,733)	(114,755,722)
Class B Shares	(2,906,351)	(12,224,311)
Class C Shares	(10,623,481)	(25,469,044)
Class K Shares	(1,979,750)	(2,240,793)
Class R Shares	(46,864)	(159,984)
Class Y Shares	2,019,544	(2,450,875)
Short-term trading fees	6,258	13,922

Net decrease in net assets	(159,054,913)	(137,219,999)
NET ASSETS:
Beginning of period	450,722,952	587,942,951

End of period	$291,668,039	$450,722,952

Undistributed net investment income	$503,699	$928,133

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$19,708,812	$41,707,096
Issued as reinvestment of dividends and distributions	22,944,734	7,928,102
Redeemed	(74,237,279)	(164,390,920)

Net decrease	$(31,583,733)	$(114,755,722)

Class B Shares:
Sold	$600,941	$1,709,150
Issued as reinvestment of dividends and distributions	3,302,668	873,196
Redeemed*	(6,809,960)	(14,806,657)

Net decrease	$(2,906,351)	$(12,224,311)

Class C Shares:
Sold	$3,170,431	$3,482,511
Issued as reinvestment of dividends and distributions	5,328,258	1,582,775
Redeemed	(19,122,170)	(30,534,330)

Net decrease	$(10,623,481)	$(25,469,044)

Class K Shares:
Sold	$188,542	$571,761
Issued as reinvestment of dividends and distributions	339,137	94,014
Redeemed	(2,507,429)	(2,906,568)

Net decrease	$(1,979,750)	$(2,240,793)

Class R Shares:
Sold	$255,520	$640,740
Issued as reinvestment of dividends and distributions	194,462	49,666
Redeemed	(496,846)	(850,390)

Net decrease	$(46,864)	$(159,984)

Class Y Shares:
Sold	$1,345,301	$1,779,429
Issued as reinvestment of dividends and distributions	2,804,734	736,806
Redeemed	(2,130,491)	(4,967,110)

Net increase/(decrease)	$2,019,544	$(2,450,875)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	486,076	942,163
Issued as reinvestment of dividends and distributions	590,291	181,176
Redeemed	(1,854,560)	(3,686,571)

Net decrease	(778,193)	(2,563,232)

Class B Shares:
Sold	16,334	42,123
Issued as reinvestment of dividends and distributions	92,284	21,589
Redeemed*	(185,372)	(359,157)

Net decrease	(76,754)	(295,445)

Class C Shares:
Sold	85,773	84,048
Issued as reinvestment of dividends and distributions	148,696	39,129
Redeemed	(514,194)	(735,491)

Net decrease	(279,725)	(612,314)

Class K Shares:
Sold	4,517	12,689
Issued as reinvestment of dividends and distributions	8,740	2,147
Redeemed	(62,882)	(63,199)

Net decrease	(49,625)	(48,363)

Class R Shares:
Sold	6,426	14,366
Issued as reinvestment of dividends and distributions	5,004	1,139
Redeemed	(13,391)	(18,832)

Net decrease	(1,961)	(3,327)

Class Y Shares:
Sold	32,992	39,333
Issued as reinvestment of dividends and distributions	70,669	16,405
Redeemed	(52,689)	(108,403)

Net increase/(decrease)	50,972	(52,665)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$47.80		$45.38	$41.30		$35.06	$23.96	$25.12

Income/(loss) from investment operations:
Net investment income/(loss)	0.24		0.33	0.06		(0.06)	(0.15)	(0.20)
Net realized and unrealized gain/(loss) on investments	(7.87)		3.32	6.00		6.30	11.24	(0.96)

Total from investment operations	(7.63)		3.65	6.06		6.24	11.09	(1.16)

Less distributions:
Dividends from net investment income	(0.31)		(0.21)	(0.14)		—	—	—
Distributions from net realized gains	(4.74)		(1.02)	(1.85)		—	—	—

Total distributions	(5.05)		(1.23)	(1.99)		—	—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

Voluntary contribution from Advisor	—		—	0.01		—	—	—

Net asset value, end of period	$35.12		$47.80	$45.38		$41.30	$35.06	$23.96

Total return(d)	(16.73)%		8.31%	15.14	%(e)	17.77%	46.33%	(4.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$186,856		$291,503	$393,068		$265,645	$144,184	$62,027
Ratio of operating expenses to average net assets	1.73	%(f)	1.72%	1.65%		1.74%	1.80%	1.98%
Ratio of net investment income/(loss) to average net assets	1.18	%(f)	0.74%	0.13%		(0.16)%	(0.47)%	(1.00)%
Portfolio turnover rate	14%		23%	26%		36%	52%	66%
Ratio of operating expenses to average net assets without expense reimbursements	1.73	%(f)	1.72%	1.65%		1.74%	1.81%	1.99%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 26, 1996 and February 24, 1997, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.12% for Class A Shares and 14.26% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

14

B Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$44.30		$42.27	$38.74		$33.14	$22.81	$24.10

0.08		0.00 (c)	(0.25)		(0.33)	(0.37)	(0.34)

(7.26)		3.05	5.62		5.93	10.69	(0.95)

(7.18)		3.05	5.37		5.60	10.32	(1.29)

(0.10)		—	—		—	—	—

(4.74)		(1.02)	(1.85)		—	—	—

(4.84)		(1.02)	(1.85)		—	—	—

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

—		—	0.01		—	—	—

$32.28		$44.30	$42.27		$38.74	$33.14	$22.81

(17.04)%		7.45%	14.29	%(e)	16.90%	45.22%	(5.35)%

$26,721		$40,069	$50,718		$60,749	$55,158	$40,548

2.48	%(f)	2.47%	2.40%		2.49%	2.55%	2.73%

0.44	%(f)	(0.01)%	(0.61)%		(0.95)%	(1.22)%	(1.75)%
14%		23%	26%		36%	52%	66%

2.48	%(f)	2.47%	2.40%		2.49%	2.56%	2.74%

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$44.31		$42.28	$38.75		$33.15	$22.82	$24.11

Income/(loss) from investment operations:
Net investment income/(loss)	0.08		0.00 (c)	(0.25)		(0.33)	(0.37)	(0.34)
Net realized and unrealized gain/(loss) on investments	(7.26)		3.05	5.62		5.93	10.69	(0.95)

Total from investment operations	(7.18)		3.05	5.37		5.60	10.32	(1.29)

Less distributions:
Dividends from net investment income	(0.10)		(1.02)	(1.85)		—	—	—
Distributions from net realized gains	(4.74)		—	—		—	—	—

Total distributions	(4.84)		(1.02)	(1.85)		—	—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

Voluntary contribution from Advisor	—		—	0.01		—	—	—

Net asset value, end of period	$32.29		$44.31	$42.28		$38.75	$33.15	$22.82

Total return(d)	(17.06)%		7.45%	14.28	%(e)	16.89%	45.20%	(5.35)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,805		$79,373	$101,613		$77,869	$50,341	$25,175
Ratio of operating expenses to average net assets	2.48	%(f)	2.47%	2.40%		2.49%	2.55%	2.73%
Ratio of net investment income/(loss) to average net assets	0.40	%(f)	(0.01)%	(0.61)%		(0.92)%	(1.22)%	(1.75)%
Portfolio turnover rate	14%		23%	26%		36%	52%	66%
Ratio of operating expenses to average net assets without expense reimbursements	2.48	%(f)	2.47%	2.40%		2.49%	2.56%	2.74%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on March 31, 1997 and December 31, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.25% for Class C Shares and 15.09% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

K Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$47.80		$45.40	$41.31		$35.07	$23.96	$25.13

0.22		0.34	0.06		(0.06)	(0.15)	(0.20)

(7.84)		3.29	6.01		6.30	11.25	(0.97)

(7.62)		3.63	6.07		6.24	11.10	(1.17)

(0.31)		(0.21)	(0.14)		—	—	—

(4.74)		(1.02)	(1.85)		—	—	—

(5.05)		(1.23)	(1.99)		—	—	—

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

—		—	0.01		—	—	—

$35.13		$47.80	$45.40		$41.31	$35.07	$23.96

(16.73)%		8.28%	15.11	%(e)	17.79%	46.31%	(4.62)%

$4,535		$8,544	$10,309		$9,195	$5,693	$3,989

1.73	%(f)	1.72%	1.65%		1.74%	1.80%	1.98%

1.09	%(f)	0.76%	0.14%		(0.15)%	(0.47)%	(1.00)%
14%		23%	26%		36%	52%	66%

1.73	%(f)	1.72%	1.65%		1.74%	1.81%	1.99%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year		Period
	12/31/07(b)		Ended	Ended		Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$47.68		$45.28	$41.21		$33.58

Income/(loss) from investment operations:
Net investment income/(loss)	0.19		0.22	(0.03)		(0.11)
Net realized and unrealized gain/(loss) on investments	(7.84)		3.30	5.97		7.74

Total from investment operations	(7.65)		3.52	5.94		7.63

Less distributions:
Dividends from net investment income	(0.21)		(0.10)	(0.03)		—
Distributions from net realized gains	(4.74)		(1.02)	(1.85)		—

Total distributions	(4.95)		(1.12)	(1.88)		—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00	(c)

Voluntary contribution from Advisor	—		—	0.01		—

Net asset value, end of period	$35.08		$47.68	$45.28		$41.21

Total return(d)	(16.85)%		8.02%	14.84	%(e)	22.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,314		$1,880	$1,936		$912
Ratio of operating expenses to average net assets	1.98	%(f)	1.97%	1.90%		1.99	%(f)
Ratio of net investment income/(loss) to average net assets	0.94	%(f)	0.50%	(0.08)%		(0.31	)%(f)
Portfolio turnover rate	14%		23%	26%		36%
Ratio of operating expenses to average net assets without expense reimbursements	1.98	%(f)	1.97%	1.90%		1.99	%(f)

(a)	Class R Shares and Y Shares of the Fund commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.82% for Class R Shares and 15.37% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

Y Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$48.87		$46.37	$42.16		$35.71	$24.34	$25.46

0.33		0.46	0.17		0.08	(0.07)	(0.15)
(8.08)		3.38	6.13		6.37	11.43	(0.97)

(7.75)		3.84	6.30		6.45	11.36	(1.12)

(0.42)		(0.32)	(0.25)		—	—	—
(4.74)		(1.02)	(1.85)		—	—	—

(5.16)		(1.34)	(2.10)		—	—	—

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.01	—

—		—	0.01		—	—	—

$35.96		$48.87	$46.37		$42.16	$35.71	$24.34

(16.64)%		8.56%	15.39	%(e)	18.06%	46.71%	(4.40)%

$23,437		$29,355	$30,299		$33,865	$9,928	$8,576
1.48	%(f)	1.47%	1.40%		1.49%	1.55%	1.73%

1.57	%(f)	1.01%	0.39%		0.20%	(0.22)%	(0.75)%
14%		23%	26%		36%	52%	66%

1.48	%(f)	1.47%	1.40%		1.49%	1.56%	1.74%

See Notes to Financial Statements.

19

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20

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and options

21

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

contracts that trade on an exchange are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) and option contracts may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are

22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Options: The Fund may write call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any)

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00%.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $238,110 before payment of sub-administration fees and $158,709 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1294% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $7,529 in advisory fees before waivers and expense reimbursements ($452 after waivers and expense reimbursements) and $3,106 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of @Vantage, which was reorganized on December 14,

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

No payments are made under the Plan with regard to Class Y Shares.

5. Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $51,475,958 and $109,782,866, respectively, for the period ended December 31, 2007.

27

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $100,124,716, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $26,031,667 and net appreciation for financial reporting purposes was $74,093,049. At December 31, 2007, aggregate cost for financial reporting purposes was $279,662,532.

For the period ended December 31, 2007, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	1,000	$364,494
Written during the period	—	—
Expired during the period	(1,000)	(364,494)

Balance at end of period	—	$—

6. Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $1,957.

7. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the

28

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(23,822)	$23,822

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2007 was as follows:

	Ordinary	Long-term
	Income	Capital Gains	Total

June 30, 2007	$1,866,315	$12,528,056	$14,394,371

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-Term	Capital Loss	Unrealized
Income	Gains	Carryover	Appreciation	Total

$960,706	$34,560,976	$(6,126,580)	$163,360,358	$192,755,460

The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $6,126,580 of unused capital losses expiring in 2010. These losses were inherited in the February 25, 2005 merger with the Munder Small Company Growth Fund and are subject to limitations.

The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $2,496,954.

9. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be

29

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

11. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

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31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMICRO1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Mid-Cap
Core Growth Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment.
If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
20	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Tony Dong, Brian Matuszak, Geoff Wilson, Andy Mui and George Sanders

The Fund earned a return of 3.18% for the six months ended December 31, 2007, relative to the -3.57% return for the S&P MidCap 400® Index, the 0.41% return for the Russell Midcap® Growth Index and the 2.52% median return for the Lipper universe of mid-cap growth funds.

The negative return of the Fund’s S&P MidCap 400® Index benchmark during the six-month period ended December 31, 2007 reflected the difficult investment environment for mid-cap stock investors in general. Strong stock selection in the Fund during the period, however, yielded a positive return for the Fund. In particular, stock selection in the consumer discretionary, health care and financials sectors each contributed over two percentage points in positive relative returns. GameStop Corp. (2.4% of the Fund) was the top contributor to relative performance in the consumer discretionary sector, followed by LKQ Corporation (1.6% of the Fund). The strong performance of these stocks more than offset the weakness of positions in Polo Ralph Lauren Corporation (0.6% of the Fund) and Jos. A. Banks Clothiers, Inc., which was sold in October.

Relative strength in the health care sector of the Fund was mostly due to overweights in BioMarin Pharmaceutical Inc. (1.8% of the Fund), VCA Antech, Inc. (2.0% of the Fund), Express Scripts, Inc. (0.9% of the Fund), ResMed, Inc. (1.1% of the Fund) and Hologic, Inc. 1.9% of the Fund). Top contributors to relative performance in the financials sector included HDFC Bank Limited (1.8% of the Fund), BlackRock, Inc. (1.3% of the Fund), CME Group Inc. (1.3% of the Fund) and Assurant, Inc. (1.2% of the Fund). The strength of these holdings was more than sufficient to offset the relative weakness of Jones Lang LaSalle Incorporated (0.8% of the Fund), iStar Financial Inc. (0.4% of the Fund), RAIT Financial Trust and Zions Bancorporation. RAIT and Zions were eliminated from the Fund in August and November, respectively.

Other strong sectors included materials, utilities and consumer staples. Relative strength in the materials sector came from investments in Syngenta AG (1.5% of the Fund), FMC Corporation (1.8% of the Fund), Praxair, Inc. (1.3% of the Fund) and Airgas, Inc. (1.7% of the Fund), all in the chemicals industry, and Carpenter Technology Corporation (1.3% of the Fund) in the metals & mining industry. The utilities sector benefits came from overweights in three electric utilities, including ITC Holdings Corp. (1.6% of the Fund), Northeast Utilities (2.0% of the Fund) and Entergy Corporation (1.0% of the Fund), as well as an overweight in Equitable Resources, Inc. (2.0% of the Fund), a gas utility. Relative strength in the consumer staples sector was due to three holdings, Central European Distribution Corporation (1.5% of the Fund), United Natural Foods, Inc. (0.9% of the Fund) and Flowers Foods, Inc. (1.2% of the Fund), none of which are represented in the Fund’s S&P MidCap 400® benchmark.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P MidCap 400®

iii

Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The Russell Midcap® Growth Index is an unmanaged index that measures the performance of a subset of the 800 smallest Russell 1000® companies (the largest 1,000 U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and in similar tables for other Funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,030.60	$6.74	1.32%
Class B	$1,000.00	$1,026.70	$10.49	2.06%
Class C	$1,000.00	$1,026.60	$10.54	2.07%
Class K	$1,000.00	$1,030.60	$6.69	1.31%
Class R	$1,000.00	$1,029.30	$8.01	1.57%
Class Y	$1,000.00	$1,031.80	$5.46	1.07%

Hypothetical
Class A	$1,000.00	$1,018.50	$6.70	1.32%
Class B	$1,000.00	$1,014.78	$10.43	2.06%
Class C	$1,000.00	$1,014.73	$10.48	2.07%
Class K	$1,000.00	$1,018.55	$6.65	1.31%
Class R	$1,000.00	$1,017.24	$7.96	1.57%
Class Y	$1,000.00	$1,019.76	$5.43	1.07%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 97.6%
Consumer Discretionary — 14.1%
Distributors — 1.6%
3,739,600	LKQ Corporation †	$78,606,392

Diversified Consumer Services — 2.2%
291,900	New Oriental Education & Technology Group Inc., ADR †	23,524,221
2,600,300	Service Corporation International	36,534,215
1,281,700	Sotheby’s (a)	48,832,770

		108,891,206

Hotels, Restaurants & Leisure — 1.9%
1,570,200	Penn National Gaming, Inc. †	93,505,410

Household Durables — 0.9%
1,691,000	Tempur-Pedic International Inc. (a)	43,915,270

Media — 0.6%
615,200	Lamar Advertising Company, Class A (a)	29,572,664

Specialty Retail — 5.3%
2,561,700	Dick’s Sporting Goods, Inc. †,(a)	71,112,792
1,868,700	GameStop Corp., Class A †	116,064,957
1,297,900	Penske Automotive Group, Inc. (a)	22,661,334
1,072,000	Tiffany & Co.	49,344,160

		259,183,243

Textiles, Apparel & Luxury Goods — 1.6%
1,177,200	Gildan Activewear Inc. †	48,453,552
459,700	Polo Ralph Lauren Corporation	28,404,863

		76,858,415

Total Consumer Discretionary		690,532,600

Consumer Staples — 3.7%

Beverages — 1.5%
1,273,200	Central European Distribution Corporation †,(a)	73,947,456

Food & Staples Retailing — 0.9%
1,401,500	United Natural Foods, Inc. †,(a)	44,455,580

Food Products — 1.3%
2,574,650	Flowers Foods, Inc. (a)	60,272,557

Total Consumer Staples		178,675,593

See Notes to Financial Statements.

1

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 8.3%
Energy Equipment & Services — 4.8%
381,600	Core Laboratories N.V. †,(a)	$47,593,152
1,313,300	FMC Technologies, Inc. †,(a)	74,464,110
775,000	Oil States International, Inc. †,(a)	26,443,000
1,625,945	Superior Energy Services, Inc. †	55,965,027
443,174	Weatherford International Ltd. †	30,401,736

		234,867,025

Oil, Gas & Consumable Fuels — 3.5%
444,000	Atlas America, Inc.	26,275,920
1,521,900	Chesapeake Energy Corporation (a)	59,658,480
1,681,741	XTO Energy Inc.	86,374,231

		172,308,631

Total Energy		407,175,656

Financials — 13.6%
Capital Markets — 5.6%
697,800	Affiliated Managers Group, Inc. †,(a)	81,963,588
283,800	BlackRock, Inc. (a)	61,527,840
1,257,000	Eaton Vance Corp. (a)	57,080,370
3,782,400	TD AMERITRADE Holding Corporation †	75,874,944

		276,446,742

Commercial Banks — 1.8%
676,900	HDFC Bank Limited, ADR	88,301,605

Diversified Financial Services — 1.3%
91,800	CME Group Inc. (a)	62,974,800

Insurance — 3.7%
862,900	Assurant, Inc.	57,728,010
1,786,200	Axis Capital Holdings Limited	69,608,214
984,500	ProAssurance Corporation †,(a)	54,068,740

		181,404,964

Real Estate Investment Trusts (REITs) — 0.4%
760,200	iStar Financial Inc. (a)	19,803,210

Real Estate Management & Development — 0.8%
545,800	Jones Lang LaSalle Incorporated (a)	38,839,128

Total Financials		667,770,449

See Notes to Financial Statements.

2

Shares		Value

Health Care — 11.2%
Biotechnology — 2.0%
2,467,700	BioMarin Pharmaceutical Inc. †,(a)	$87,356,580
493,400	Vertex Pharmaceuticals Incorporated †,(a)	11,461,682

		98,818,262

Health Care Equipment & Supplies — 3.5%
1,379,024	Hologic, Inc. †,(a)	94,656,207
1,049,500	ResMed, Inc. †,(a)	55,130,235
541,500	West Pharmaceutical Services, Inc. (a)	21,979,485

		171,765,927

Health Care Providers & Services — 5.4%
645,100	DaVita, Inc. †	36,351,385
585,300	Express Scripts, Inc. †	42,726,900
663,800	Laboratory Corporation of America Holdings †,(a)	50,136,814
1,154,200	Psychiatric Solutions, Inc. †,(a)	37,511,500
2,211,400	VCA Antech, Inc. †	97,810,222

		264,536,821

Life Sciences Tools & Services — 0.3%
165,200	Techne Corporation †	10,911,460

Total Health Care		546,032,470

Industrials — 16.4%
Aerospace & Defense — 2.2%
1,037,600	L-3 Communications Holdings, Inc. (a)	109,923,344

Air Freight & Logistics — 0.8%
863,500	Expeditors International of Washington, Inc.	38,581,180

Commercial Services & Supplies — 5.2%
1,848,900	Corrections Corporation of America †	54,561,039
999,400	IHS Inc., Class A †	60,523,664
1,385,100	Interface, Inc., Class A (a)	22,604,832
349,900	Ritchie Bros. Auctioneers Incorporated	28,936,730
1,487,800	Stericycle, Inc. †	88,375,320

		255,001,585

Construction & Engineering — 0.8%
1,612,800	EMCOR Group, Inc. †	38,110,464

See Notes to Financial Statements.

3

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment — 3.5%
1,127,100	Belden CDT Inc. (a)	$50,155,950
1,626,200	General Cable Corporation †,(a)	119,167,936

		169,323,886

Industrial Conglomerates — 2.5%
2,060,450	McDermott International, Inc. †	121,628,363

Machinery — 1.4%
1,489,000	Oshkosh Truck Corporation	70,370,140

Total Industrials		802,938,962

Information Technology — 14.3%
Communications Equipment — 1.7%
1,642,600	CommScope, Inc. †,(a)	80,832,346

Computers & Peripherals — 1.3%
1,762,400	Logitech International S.A. †,(a)	64,574,336

Electronic Equipment & Instruments — 1.4%
718,806	Itron, Inc. †,(a)	68,983,812

Information Technology Services — 3.6%
1,547,300	Cognizant Technology Solutions Corporation, Class A †	52,515,362
778,800	Fidelity National Information Services, Inc.	32,390,292
1,055,100	VeriFone Holdings, Inc. †,(a)	24,531,075
1,948,000	Wright Express Corporation †	69,134,520

		178,571,249

Internet Software & Services — 1.6%
880,300	Akamai Technologies, Inc. †,(a)	30,458,380
2,219,400	j2 Global Communications, Inc. †,(a)	46,984,698

		77,443,078

Semiconductors & Semiconductor Equipment — 1.3%
904,600	FormFactor, Inc. †,(a)	29,942,260
1,094,600	Microchip Technology Incorporated (a)	34,392,332

		64,334,592

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Software — 3.4%
2,255,200	Blackbaud, Inc. (a),(b)	$63,235,808
611,800	NAVTEQ Corporation †	46,252,080
1,982,500	VASCO Data Security International, Inc. †,(a),(b)	55,351,400

		164,839,288

Total Information Technology		699,578,701

Materials — 7.6%
Chemicals — 6.3%
1,609,000	Airgas, Inc.	83,844,990
1,609,020	FMC Corporation	87,772,041
710,100	Praxair, Inc.	62,992,971
1,439,600	Syngenta AG, ADR	72,930,136

		307,540,138

Metals & Mining — 1.3%
856,300	Carpenter Technology Corporation (a)	64,368,071

Total Materials		371,908,209

Telecommunication Services — 1.9%
Wireless Telecommunication Services — 1.9%
1,661,587	Crown Castle International Corp. †	69,122,019
473,700	NII Holdings, Inc. †	22,889,184

Total Telecommunication Services		92,011,203

Utilities — 6.5%
Electric Utilities — 4.5%
391,000	Entergy Corporation	46,732,320
1,365,500	ITC Holdings Corp.	77,041,510
3,072,100	Northeast Utilities	96,187,451

		219,961,281

Gas Utilities — 2.0%
1,827,600	Equitable Resources, Inc. (a)	97,374,528

Total Utilities		317,335,809

TOTAL COMMON STOCKS
(Cost $3,832,484,793)		4,773,959,652

See Notes to Financial Statements.

5

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES — 2.5%
Multi-Industry — 2.5%
61,093,944	Institutional Money Market Fund (b)	$61,093,944
388,075	Midcap SPDR Trusttm, Series 1 (a)	60,190,433

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $120,094,517)		121,284,377

COLLATERAL FOR SECURITIES ON LOAN — 13.5%
(Cost $663,672,763)
663,672,763	State Street Navigator Securities Trust – Prime Portfolio (c)	663,672,763

TOTAL INVESTMENTS
(Cost $4,616,252,073)	113.6%	5,558,916,792
OTHER ASSETS AND LIABILITIES (Net)	(13.6)	(667,107,428)

NET ASSETS	100.0%	$4,891,809,364

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Affiliated company security (see Notes to Financial Statements, Notes 3 and 6).

(c)	At December 31, 2007, the market value of the securities on loan is $652,548,071.

ABBREVIATIONS:
ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s® Depositary Receipt

See Notes to Financial Statements.

6

At December 31, 2007 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.5%	$4,330,037,706
Switzerland	2.8	137,504,472
India	1.8	88,301,605
Canada	1.6	77,390,282
Bermuda	1.4	69,608,214
Netherlands	1.0	47,593,152
China	0.5	23,524,221

TOTAL COMMON STOCKS	97.6	4,773,959,652
INVESTMENT COMPANY SECURITIES	2.5	121,284,377
COLLATERAL FOR SECURITIES ON LOAN	13.5	663,672,763

TOTAL INVESTMENTS	113.6	5,558,916,792
OTHER ASSETS AND LIABILITIES (Net)	(13.6)	(667,107,428)

NET ASSETS	100.0%	$4,891,809,364

See Notes to Financial Statements.

7

Munder Mid-Cap Core Growth Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $4,454,133,505)	$5,379,235,640
Securities of affiliated companies** (cost — $162,118,568)	179,681,152

Total Investments	5,558,916,792
Dividends receivable	1,506,526
Receivable for Fund shares sold	71,581,627
Prepaid expenses and other assets	203,733

Total Assets	5,632,208,678

LIABILITIES:
Payable for investment securities purchased	55,943,781
Payable for Fund shares redeemed	17,110,408
Payable upon return of securities loaned	663,672,763
Transfer agency/record keeping fees payable	2,125,900
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	992,454
Administration fees payable	260,871
Investment advisory fees payable	96,280
Trustees’ fees and expenses payable	40,306
Shareholder servicing fees payable — Class K Shares	19,731
Accrued expenses and other payables	136,820

Total Liabilities	740,399,314

NET ASSETS	$4,891,809,364

Investments, at cost	$4,616,252,073

*	Including $635,837,952 of securities loaned.
**	Including $16,710,119 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(13,490,137)
Accumulated distributions in excess of net realized gains on investments sold	(26,562,008)
Net unrealized appreciation of investments	942,664,719
Paid-in capital	3,989,196,790

$4,891,809,364

NET ASSETS:
Class A Shares	$2,305,443,984

Class B Shares	$67,627,081

Class C Shares	$515,115,337

Class K Shares	$93,396,420

Class R Shares	$59,656,015

Class Y Shares	$1,850,570,527

SHARES OUTSTANDING:
Class A Shares	77,125,072

Class B Shares	2,379,518

Class C Shares	18,088,306

Class K Shares	3,126,056

Class R Shares	2,005,420

Class Y Shares	60,961,652

CLASS A SHARES:
Net asset value and redemption price per share	$29.89

Maximum sales charge	5.50%
Maximum offering price per share	$31.63

CLASS B SHARES:
Net asset value and offering price per share*	$28.42

CLASS C SHARES:
Net asset value and offering price per share*	$28.48

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$29.88

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$29.75

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$30.36

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Mid-Cap Core Growth Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$17,258
Dividends on securities of unaffiliated companies(a)	13,538,750
Dividends on securities of affiliated companies	1,084,232
Securities lending, net of borrower rebates	1,035,439

Total Investment Income	15,675,679

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	2,614,471
Class B Shares	340,958
Class C Shares	2,442,734
Class R Shares	131,325
Shareholder servicing fees:
Class K Shares	122,672
Investment advisory fees	16,471,163
Transfer agency/record keeping fees	4,871,985
Administration fees	1,438,137
Custody fees	264,621
Registration and filing fees	101,110
Legal and audit fees	74,990
Trustees’ fees and expenses	13,612
Other	247,275

Total Expenses	29,135,053

NET INVESTMENT LOSS	(13,459,374)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated companies	72,153,142
Security transactions of affiliated companies	(14,139,489)
Net change in unrealized appreciation/(depreciation) of securities	87,991,287

Net realized and unrealized gain on investments	146,004,940

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,545,566

(a)	Net of foreign withholding taxes of $11,246.

See Notes to Financial Statements.

10

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets

	Period Ended	Year Ended
	December 31, 2007	June 30, 2007

Net investment loss	$(13,459,374)	$(14,950,123)
Net realized gain/(loss) from security transactions	58,013,653	13,451,480
Net change in net unrealized appreciation/(depreciation) of securities	87,991,287	667,449,700

Net increase in net assets resulting from operations	132,545,566	665,951,057
Dividends to shareholders from net investment income:
Class A Shares	—	(2,037,988)
Class K Shares	—	(193,751)
Class Y Shares	—	(2,703,244)
Distributions to shareholders from net realized gains:
Class A Shares	(32,940,133)	—
Class B Shares	(1,039,335)	—
Class C Shares	(7,864,333)	—
Class K Shares	(1,379,057)	—
Class R Shares	(881,793)	—
Class Y Shares	(25,967,057)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	400,118,600	490,130,040
Class B Shares	(1,269,662)	3,592,069
Class C Shares	57,092,235	110,506,702
Class K Shares	(9,756,360)	(31,811,759)
Class R Shares	16,563,024	27,374,520
Class Y Shares	459,413,638	525,832,322
Short-term trading fees	261,616	171,575

Net increase in net assets	984,896,949	1,786,811,543
NET ASSETS:
Beginning of period	3,906,912,415	2,120,100,872

End of period	$4,891,809,364	$3,906,912,415

Accumulated net investment loss	$(13,490,137)	$(30,763)

See Notes to Financial Statements.

11

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended	Year Ended
	December 31, 2007	June 30, 2007

Amount
Class A Shares:
Sold*	$621,183,633	$903,149,841
Issued as reinvestment of dividends and distributions	26,884,870	1,550,395
Redeemed	(247,949,903)	(414,570,196)

Net increase	$400,118,600	$490,130,040

Class B Shares:
Sold	$3,253,923	$13,749,422
Issued as reinvestment of distributions	755,542	—
Redeemed*	(5,279,127)	(10,157,353)

Net increase/(decrease)	$(1,269,662)	$3,592,069

Class C Shares:
Sold	$83,612,392	$161,886,797
Issued as reinvestment of distributions	4,763,988	—
Redeemed	(31,284,145)	(51,380,095)

Net increase	$57,092,235	$110,506,702

Class K Shares:
Sold	$4,943,453	$9,859,529
Issued as reinvestment of dividends and distributions	167,461	18,519
Redeemed	(14,867,274)	(41,689,807)

Net decrease	$(9,756,360)	$(31,811,759)

Class R Shares:
Sold	$24,718,793	$33,531,327
Issued as reinvestment of distributions	800,878	—
Redeemed	(8,956,647)	(6,156,807)

Net increase	$16,563,024	$27,374,520

Class Y Shares:
Sold	$568,527,533	$660,794,556
Issued as reinvestment of dividends and distributions	22,395,108	2,492,252
Redeemed	(131,509,003)	(137,454,486)

Net increase	$459,413,638	$525,832,322

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended	Year Ended
	December 31, 2007	June 30, 2007

Shares
Class A Shares:
Sold*	20,863,609	35,280,008
Issued as reinvestment of dividends and distributions	894,671	65,280
Redeemed	(8,332,453)	(16,022,414)

Net increase	13,425,827	19,322,874

Class B Shares:
Sold	114,160	575,022
Issued as reinvestment of distributions	26,436	—
Redeemed*	(187,300)	(417,916)

Net increase/(decrease)	(46,704)	157,106

Class C Shares:
Sold	2,944,586	6,616,400
Issued as reinvestment of distributions	166,398	—
Redeemed	(1,104,997)	(2,079,175)

Net increase	2,005,987	4,537,225

Class K Shares:
Sold	168,615	400,685
Issued as reinvestment of dividends and distributions	5,575	780
Redeemed	(500,696)	(1,626,065)

Net decrease	(326,506)	(1,224,600)

Class R Shares:
Sold	832,411	1,289,298
Issued as reinvestment of distributions	26,776	—
Redeemed	(302,826)	(231,922)

Net increase	556,361	1,057,376

Class Y Shares:
Sold	18,766,224	25,515,434
Issued as reinvestment of dividends and distributions	733,785	103,714
Redeemed	(4,333,049)	(5,255,139)

Net increase	15,166,960	20,364,009

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$29.43		$23.95	$21.47	$18.35	$13.94	$13.34

Income/(loss) from investment operations:
Net investment income/(loss)	(0.09)		(0.13)	0.21	(0.08)	(0.14)	(0.19)
Net realized and unrealized gain on investments	0.99		5.65	2.38	3.20	4.55	0.79

Total from investment operations	0.90		5.52	2.59	3.12	4.41	0.60

Less distributions:
Dividends from net investment income	—		(0.04)	(0.11)	—	—	—
Distributions from net realized gains	(0.44)		—	—	—	—	—

Total distributions	(0.44)		(0.04)	(0.11)	—	—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$29.89		$29.43	$23.95	$21.47	$18.35	$13.94

Total return(d)	3.06%		23.10%	12.10%	17.00%	31.64%	4.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,305,444		$1,874,868	$1,063,027	$197,523	$14,892	$3,570
Ratio of operating expenses to average net assets	1.32	%(e)	1.32%	1.29%	1.37%	1.57%	1.87%
Ratio of net investment income/(loss) to average net assets	(0.60	)%(e)	(0.50)%	0.88%	(0.41)%	(0.86)%	(1.46)%
Portfolio turnover rate	24%		46%	60%	45%	53%	58%
Ratio of operating expenses to average net assets without expense reimbursements	1.32	%(e)	1.32%	1.29%	1.37%	1.57%	1.88%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on July 3, 2000 and July 5, 2000, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

See Notes to Financial Statements.

14

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$28.11		$23.01	$20.68	$17.80	$13.63	$13.14

(0.19)		(0.31)	0.05	(0.21)	(0.27)	(0.27)

0.94		5.41	2.28	3.09	4.44	0.76

0.75		5.10	2.33	2.88	4.17	0.49

—		—	—	—	—	—

(0.44)		—	—	—	—	—

(0.44)		—	—	—	—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$28.42		$28.11	$23.01	$20.68	$17.80	$13.63

2.67%		22.16%	11.32%	16.12%	30.59%	3.73%

$67,627		$68,204	$52,218	$23,974	$8,855	$2,878

2.06	%(e)	2.06%	2.04%	2.12%	2.32%	2.62%

(1.36	)%(e)	(1.25)%	0.20%	(1.12)%	(1.64)%	(2.21)%
24%		46%	60%	45%	53%	58%

2.06	%(e)	2.06%	2.04%	2.12%	2.32%	2.63%

See Notes to Financial Statements.

15

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$28.17		$23.06	$20.72	$17.84	$13.65	$13.17

Income/(loss) from investment operations:
Net investment income/(loss)	(0.19)		(0.31)	0.03	(0.22)	(0.27)	(0.27)
Net realized and unrealized gain on investments	0.94		5.42	2.31	3.10	4.46	0.75

Total from investment operations	0.75		5.11	2.34	2.88	4.19	0.48

Less distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(0.44)		—	—	—	—	—

Total distributions	(0.44)		—	—	—	—	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$28.48		$28.17	$23.06	$20.72	$17.84	$13.65

Total return(d)	2.66%		22.16%	11.29%	16.14%	30.70%	3.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$515,115		$452,983	$266,190	$57,628	$4,010	$1,252
Ratio of operating expenses to average net assets	2.07	%(e)	2.06%	2.04%	2.12%	2.32%	2.62%
Ratio of net investment income/(loss) to average net assets	(1.35	)%(e)	1.25%	0.14%	(1.15)%	(1.64)%	(2.21)%
Portfolio turnover rate	24%		46%	60%	45%	53%	58%
Ratio of operating expenses to average net assets without expense reimbursements(e)	2.07	%(e)	2.06%	2.04%	2.12%	2.32%	2.63%

(a)	Prior to the close of business on October 31, 2003 the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on July 14, 2000, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares of the Fund commenced operations on December 17, 2002.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(e)	Annualized.

See Notes to Financial Statements.

16

K Shares
Period Ended		Year	Year	Year	Year	Period
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$29.42		$23.94	$21.46	$18.34	$13.94	$12.38

(0.09)		(0.13)	0.22	(0.07)	(0.13)	(0.11)

0.99		5.65	2.37	3.19	4.53	1.67

0.90		5.52	2.59	3.12	4.40	1.56

—		(0.04)	(0.11)	—	—	—

(0.44)		—	—	—	—	—

(0.44)		(0.04)	(0.11)	—	—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$29.88		$29.42	$23.94	$21.46	$18.34	$13.94

3.06%		23.11%	12.11%	17.01%	31.56%	12.60%

$93,396		$101,567	$111,988	$87,649	$25,788	$70

1.31	%(e)	1.31%	1.28%	1.37%	1.57%	1.87	%(e)

(0.61	)%(e)	(0.50)%	0.97%	(0.38)%	(0.77)%	(1.46	)%(e)
24%		46%	60%	45%	53%	58%

1.31	%(e)	1.31%	1.28%	1.37%	1.57%	1.88	%(e)

See Notes to Financial Statements.

17

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year	Period
	12/31/07(b)		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)

Net asset value, beginning of period	$29.33		$23.89	$21.41	$17.33

Income/(loss) from investment operations:
Net investment income/(loss)	(0.13)		(0.20)	0.11	(0.12)
Net realized and unrealized gain on investments	0.99		5.64	2.43	4.20

Total from investment operations	0.86		5.44	2.54	4.08

Less distributions:
Dividends from net investment income	—		—	(0.06)	—
Distributions from net realized gains	(0.44)		—	—	—

Total distributions	(0.44)		—	(0.06)	—

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of period	$29.75		$29.33	$23.89	$21.41

Total return(d)	2.93%		22.77%	11.86%	23.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$59,656		$42,501	$9,357	$1,019
Ratio of operating expenses to average net assets	1.57	%(e)	1.57%	1.55%	1.62	%(e)
Ratio of net investment income/(loss) to average net assets	(0.86	)%(e)	(0.75)%	0.45%	(0.63	)%(e)
Portfolio turnover rate	24%		46%	60%	45%
Ratio of operating expenses to average net assets without expense reimbursements	1.57	%(e)	1.57%	1.55%	1.62	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and June 24, 1998, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount represents less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

18

Y Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$29.85		$24.27	$21.75	$18.55	$14.05	$13.42

(0.05)		(0.06)	0.25	(0.03)	(0.11)	(0.15)
1.00		5.73	2.44	3.23	4.61	0.78

0.95		5.67	2.69	3.20	4.50	0.63

—		(0.09)	(0.17)	—	—	—
(0.44)		—	—	—	—	—

(0.44)		(0.09)	(0.17)	—	—	—

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$30.36		$29.85	$24.27	$21.75	$18.55	$14.05

3.18%		23.43%	12.41%	17.25%	32.03%	4.69%

$1,850,571		$1,366,790	$617,320	$124,264	$42,188	$26,948
1.07	%(e)	1.07%	1.05%	1.12%	1.32%	1.62%

(0.36	)%(e)	(0.25)%	1.04%	(0.13)%	(0.69)%	(1.21)%
24%		46%	60%	45%	53%	58%

1.07	%(e)	1.07%	1.05%	1.12%	1.32%	1.63%

See Notes to Financial Statements.

19

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Mid-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation:  Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

20

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or

21

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

22

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $1,438,137 before payment of sub-administration fees and $965,659 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.0655% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated companies in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund,

23

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

the Advisor earned $35,539 in advisory fees before waivers and expense reimbursements ($2,134 after waivers and expense reimbursements) and $14,664 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

24

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $1,916,057,371 and $1,050,026,009, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,085,507,894, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $142,843,175 and net appreciation for financial reporting purposes was $942,664,719. At December 31, 2007, aggregate cost for financial reporting purposes was $4,616,252,073.

6.	Affiliated Company Securities

The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At, or during the period ended December 31, 2007, the Fund held the following securities of affiliated companies:

	Value	Purchased		Sold		Value at	Dividend	Realized
Affiliated Company	at 6/30/07	Cost	Shares	Proceeds	Shares	12/31/07	Income	Gain/Loss

Blackbaud, Inc.*	$43,296,672	$17,545,759	715,800	$1,842,492	68,100	$63,235,808	$363,817	$14,524
Jos A. Bank Clothiers Inc.**	45,781,802	10,361,008	292,600	35,659,667	1,173,074	—	—	(3,348,168)
VASCO Data Security International, Inc.*	—	57,075,832	1,982,500	—	—	55,351,400	—	—

Veeco Instruments Inc.**	37,524,882	15,813,874	819,300	31,668,624	1,878,200	—	—	(10,805,845)

*	Affiliated at June 30, 2007.
**	Not affiliated at June 30, 2007.

25

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

7.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $17,355.

8. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses and net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-In Capital

$14,946,992	$(26,358)	$(14,920,634)

During the year ended June 30, 2007, dividends of $4,934,983 were paid to shareholders from ordinary income on a tax basis.

26

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Capital	Unrealized
Loss Carryover	Appreciation	Total

$(8,670,661)	$848,840,140	$840,169,479

The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $8,670,661 of unused capital losses which expire in 2014.

The Fund utilized capital loss carryforwards during the year ended June 30, 2007 in the amount of $2,449,536.

10. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMCCG1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Mid-Cap Value Fund
Class A, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Statement of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
15	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. Further, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets are invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund from its inception through December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Julie Hollinshead, John Kreiter, John Richardson and Joseph Skornicka

The Fund posted a positive return of 0.12% for the period from its inception on September 4, 2007 through December 31, 2007, compared to a -3.65% return for its Russell Midcap® Value benchmark.

On an absolute basis, the Fund’s performance was hampered by a difficult market environment. On a relative basis, however, the Fund performed very well, garnering significant strength from stock selection, particularly in the financials and information technology sectors.

In the financials sector, a number of holdings contributed positively to relative performance, with the greatest contributions coming from overweights in Annaly Capital Management, Inc. (2.0% of the Fund), Alexandria Real Estate Equities, Inc. (1.9% of the Fund), Aspen Insurance Holdings Limited (1.4% of the Fund) and Assurant, Inc. (1.6% of the Fund). The strength of these positions more than offset the negative impact of overweights in Corporate Office Properties Trust (1.5% of the Fund), Host Hotels & Resorts, Inc. (1.3% of the Fund) and Marshall & Ilsley Corporation, which was eliminated from the Fund in December.

Relative strength in the information technology sector was due to overweights in MEMC Electronic Materials, Inc. (1.9% of the Fund), FLIR Systems, Inc. (1.4% of the Fund) and Amphenol Corporation (1.6% of the Fund). The strength of these positions more than countered the negative impact of overweights in j2 Global Communications, Inc. (0.8% of the Fund) and CommScope, Inc. (0.5% of the Fund). The consumer discretionary sector also had strong returns, largely due to an overweight in BorgWarner Inc. (2.4% of the Fund).

The energy sector was the only sector with relative underperformance. While there were a number of stocks with strong performance, including National Oilwell Varco, Inc. (2.3% of the Fund) and FMC Technologies, Inc. (2.1% of the Fund), relative returns were hurt by the absence of any names in the integrated oil & gas industry, which was the strongest area within the energy sector during the period.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell Midcap® Value Index is an unmanaged index that measures the performance of a subset of the 800 smallest Russell 1000® companies (the largest 1,000 U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 4, 2007, the date that the Fund commenced operations, to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
	9/4/07(1)	12/31/07(2)	9/4/07-12/31/07(2)	Ratio

Actual
Class A	$1,000.00	$1,000.40	$4.68	1.45%
Class C	$1,000.00	$997.90	$7.09	2.20%
Class K	$1,000.00	$1,000.40	$4.68	1.45%
Class R	$1,000.00	$999.60	$5.48	1.70%
Class Y	$1,000.00	$1,001.20	$3.87	1.20%

Hypothetical
Class A	$1,000.00	$1,017.85	$7.35	1.45%
Class C	$1,000.00	$1,014.08	$11.14	2.20%
Class K	$1,000.00	$1,017.85	$7.35	1.45%
Class R	$1,000.00	$1,016.59	$8.62	1.70%
Class Y	$1,000.00	$1,019.10	$6.09	1.20%

(1)	Actual Beginning Account Value is as of September 4, 2007, the date the Fund commenced operations. Hypothetical Beginning Account Value is as of July 1, 2007 in order to facilitate comparison with other mutual funds.

(2)	Actual Ending Account Value and Actual Expenses Paid are based on the period from the beginning of expense accruals through December 31, 2007, therefore, expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 118/366 (to reflect the portion of the period that the Fund incurred expenses).

Hypothetical Ending Account Value and Hypothetical Expenses Paid are calculated as if the Fund had been in existence during the entire six-month period from July 1, 2007 through December 31, 2007.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Mid-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 95.6%
Consumer Discretionary — 11.7%
Auto Components — 2.4%
290	BorgWarner Inc.	$14,039

Hotels, Restaurants & Leisure — 1.6%
160	Penn National Gaming, Inc. †	9,528

Household Durables — 2.7%
95	Mohawk Industries, Inc. †	7,068
355	Tempur-Pedic International Inc.	9,219

		16,287

Media — 1.4%
170	Omnicom Group Inc.	8,080

Multiline Retail — 0.6%
100	Nordstrom, Inc.	3,673

Specialty Retail — 1.7%
575	Penske Automotive Group, Inc.	10,040

Textiles, Apparel & Luxury Goods — 1.3%
325	Wolverine World Wide, Inc.	7,969

Total Consumer Discretionary		69,616

Consumer Staples — 6.2%
Food Products — 3.3%
185	Campbell Soup Company	6,610
80	General Mills, Inc.	4,560
225	McCormick & Company, Incorporated	8,530

		19,700

Household Products — 1.3%
115	Clorox Company (The)	7,494

Personal Products — 1.6%
245	Herbalife Ltd.	9,869

Total Consumer Staples		37,063

Energy — 8.0%
Energy Equipment & Services — 6.6%
100	Core Laboratories N.V. †	12,472
225	FMC Technologies, Inc. †	12,758
190	National Oilwell Varco, Inc. †	13,957

		39,187

See Notes to Financial Statements.

1

Munder Mid-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 1.4%
215	Chesapeake Energy Corporation	$8,428

Total Energy		47,615

Financials — 25.5%
Capital Markets — 3.5%
90	Affiliated Managers Group, Inc. †	10,571
110	Federated Investors, Inc., Class B	4,527
295	TD AMERITRADE Holding Corporation †	5,918

		21,016

Commercial Banks — 1.8%
215	Cullen/Frost Bankers Inc.	10,892

Diversified Financial Services — 1.7%
715	KKR Financial Holdings LLC	10,046

Insurance — 8.8%
160	ACE Limited	9,885
90	Arch Capital Group Ltd. †	6,332
285	Aspen Insurance Holdings Limited	8,219
145	Assurant, Inc.	9,700
235	Axis Capital Holdings Limited	9,158
160	Delphi Financial Group, Inc.	5,645
120	Genworth Financial, Inc., Class A	3,054

		51,993

Real Estate Investment Trusts (REITs) — 9.7%
110	Alexandria Real Estate Equities, Inc.	11,184
650	Annaly Capital Management, Inc.	11,817
275	Corporate Office Properties Trust	8,662
445	Host Hotels & Resorts, Inc.	7,583
225	Kimco Realty Corporation	8,190
160	ProLogis	10,141

		57,577

Total Financials		151,524

Health Care — 5.7%
Health Care Equipment & Supplies — 1.8%
160	Respironics, Inc. †	10,477

See Notes to Financial Statements.

2

Shares		Value

Health Care (Continued)
Health Care Providers & Services — 2.8%
115	Coventry Health Care, Inc. †	$6,814
155	McKesson Corporation	10,154

		16,968

Life Sciences Tools & Services — 1.1%
100	Techne Corporation †	6,605

Total Health Care		34,050

Industrials — 14.0%
Electrical Equipment — 5.2%
250	AMETEK, Inc.	11,710
150	Belden CDT Inc.	6,675
165	General Cable Corporation †	12,091

		30,476

Industrial Conglomerates — 1.6%
260	Carlisle Companies Incorporated	9,628

Machinery — 6.3%
110	Eaton Corporation	10,664
230	IDEX Corporation	8,310
195	Oshkosh Truck Corporation	9,216
140	Terex Corporation †	9,180

		37,370

Road & Rail — 0.9%
130	Landstar System, Inc.	5,479

Total Industrials		82,953

Information Technology — 7.7%
Communications Equipment — 0.5%
65	CommScope, Inc. †	3,198

Electronic Equipment & Instruments — 3.1%
210	Amphenol Corporation, Class A	9,738
270	FLIR Systems, Inc. †	8,451

		18,189

Internet Software & Services — 0.8%
235	j2 Global Communications, Inc. †	4,975

Semiconductors & Semiconductor Equipment — 1.9%
130	MEMC Electronic Materials, Inc. †	11,504

See Notes to Financial Statements.

3

Munder Mid-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software — 1.4%
255	Intuit Inc. †	$8,060

Total Information Technology		45,926

Materials — 5.9%
Chemicals — 1.0%
110	Airgas, Inc.	5,732

Containers & Packaging — 1.1%
100	Greif Inc., Class A	6,537

Metals & Mining — 3.8%
80	Allegheny Technologies Incorporated	6,912
170	Quanex Corporation	8,823
130	Reliance Steel & Aluminum Co.	7,046

		22,781

Total Materials		35,050

Utilities — 10.9%
Electric Utilities — 3.6%
215	Edison International	11,474
140	FirstEnergy Corp.	10,128

		21,602

Gas Utilities — 5.0%
155	Energen Corporation	9,956
175	Equitable Resources, Inc.	9,324
195	Questar Corporation	10,549

		29,829

Multi-Industry — 2.3%
485	MDU Resources Group, Inc.	13,391

Total Utilities		64,822

TOTAL COMMON STOCKS
(Cost $562,561)		568,619

See Notes to Financial Statements.

4

Shares		Value

INVESTMENT COMPANY SECURITIES — 2.8%
8,135	Institutional Money Market Fund (a)	$8,135
60	iShares Russell Midcap Value Index Fund	8,464

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $16,577)		16,599

TOTAL INVESTMENTS
(Cost $579,138)	98.4%	585,218
OTHER ASSETS AND LIABILITIES (Net)	1.6	9,323

NET ASSETS	100.0%	$594,541

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Note 3).

See Notes to Financial Statements.

5

Munder Mid-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

At December 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	86.2%	$512,685
Bermuda	5.6	33,594
Netherlands	2.1	12,472
Cayman Islands	1.7	9,868

TOTAL COMMON STOCKS	95.6	568,619
INVESTMENT COMPANY SECURITIES	2.8	16,599

TOTAL INVESTMENTS	98.4	585,218
OTHER ASSETS AND LIABILITIES (Net)	1.6	9,323

NET ASSETS	100.0%	$594,541

See Notes to Financial Statements.

6

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7

Munder Mid-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $571,003)	$577,083
Security of affiliated company (cost — $8,135)	8,135

Total Investments	585,218
Interest receivable	210
Dividends receivable	1,198
Receivable from Advisor	65,458
Receivable for investment securities sold	5,710
Prepaid expenses and other assets	8,585

Total Assets	666,379

LIABILITIES:
Payable for Fund shares redeemed	710
Transfer agency/record keeping fees payable	20,833
Trustees’ fees and expenses payable	12,085
Administration fees payable	8,161
Investment advisory fees payable	368
Distribution and shareholder servicing fees payable — Class A, C and R Shares	148
Shareholder servicing fees payable — Class K Shares	12
Accrued expenses and other payables	29,521

Total Liabilities	71,838

NET ASSETS	$594,541

Investments, at cost	$579,138

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(2,393)
Accumulated distributions and net realized loss on investments sold	(7,543)
Net unrealized appreciation of investments	6,080
Paid-in capital	598,397

$594,541

NET ASSETS:
Class A Shares	$339,807

Class C Shares	$63,234

Class K Shares	$60,033

Class R Shares	$59,984

Class Y Shares	$71,483

SHARES OUTSTANDING:
Class A Shares	34,211

Class C Shares	6,367

Class K Shares	6,045

Class R Shares	6,040

Class Y Shares	7,197

CLASS A SHARES:
Net asset value and redemption price per share	$9.93

Maximum sales charge	5.50%
Maximum offering price per share	$10.51

CLASS C SHARES:
Net asset value and offering price per share*	$9.93

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.93

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$9.93

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.93

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Mid-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2007(a) (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies	$2,925
Dividends on securities of affiliated company	471

Total Investment Income	3,396

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	195
Class C Shares	201
Class R Shares	98
Shareholder servicing fees:
Class K Shares	49
Administration fees	28,282
Transfer agency/record keeping fees	25,018
Registration and filing fees	24,041
Legal and audit fees	16,937
Trustees’ fees and expenses	12,462
Custody fees	3,692
Investment advisory fees	1,186
Other	18,326

Total Expenses	130,487
Fees waived and expenses reimbursed by Advisor	(128,046)

Net Expenses	2,441

NET INVESTMENT INCOME	955

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(6,628)
Net change in unrealized appreciation/(depreciation) of securities	6,080

Net realized and unrealized loss on investments	(548)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$407

(a)	The Fund commenced operations on September 4, 2007.

See Notes to Financial Statements.

10

Munder Mid-Cap Value Fund

Statement of Changes in Net Assets

Period Ended
December 31, 2007(a)
(Unaudited)

Net investment income	$955
Net realized loss from security transactions	(6,628)
Net change in net unrealized appreciation/(depreciation) of securities	6,080

Net increase in net assets resulting from operations	407
Dividends to shareholders from net investment income:
Class A Shares	(1,998)
Class C Shares	(216)
Class K Shares	(353)
Class R Shares	(303)
Class Y Shares	(478)
Distributions to shareholders from net realized gains:
Class A Shares	(523)
Class C Shares	(98)
Class K Shares	(92)
Class R Shares	(92)
Class Y Shares	(110)
Net increase in net assets from Fund share transactions:
Class A Shares	342,205
Class C Shares	63,764
Class K Shares	60,445
Class R Shares	60,395
Class Y Shares	71,588

Net increase in net assets	594,541
NET ASSETS:
Beginning of period	—

End of period	$594,541

Accumulated distributions in excess of net investment income	$(2,393)

(a)	The Fund commenced operations on September 4, 2007.

See Notes to Financial Statements.

11

Munder Mid-Cap Value Fund

Statement of Changes in Net Assets — Capital Stock Activity

Period Ended
December 31, 2007(a)
(Unaudited)

Amount
Class A Shares:
Sold	$340,587
Issued as reinvestment of dividends and distributions	2,334
Redeemed	(716)

Net increase	$342,205

Class C Shares:
Sold	$63,450
Issued as reinvestment of dividends and distributions	314

Net increase	$63,764

Class K Shares:
Sold	$60,000
Issued as reinvestment of dividends and distributions	445

Net increase	$60,445

Class R Shares:
Sold	$60,000
Issued as reinvestment of dividends and distributions	395

Net increase	$60,395

Class Y Shares:
Sold	$71,000
Issued as reinvestment of dividends and distributions	588

Net increase	$71,588

(a)	The Fund commenced operations on September 4, 2007.

See Notes to Financial Statements.

12

Period Ended
December 31, 2007(a)
(Unaudited)

Shares
Class A Shares:
Sold	34,047
Issued as reinvestment of dividends and distributions	234
Redeemed	(70)

Net increase	34,211

Class C Shares:
Sold	6,336
Issued as reinvestment of dividends and distributions	31

Net increase	6,367

Class K Shares:
Sold	6,000
Issued as reinvestment of dividends and distributions	45

Net increase	6,045

Class R Shares:
Sold	6,000
Issued as reinvestment of dividends and distributions	40

Net increase	6,040

Class Y Shares:
Sold	7,138
Issued as reinvestment of dividends and distributions	59

Net increase	7,197

(a)	The Fund commenced operations on September 4, 2007.

See Notes to Financial Statements.

13

Munder Mid-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Period

	A Shares		C Shares		K Shares		R Shares		Y Shares
	Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
	12/31/07(b)		12/31/07(b)		12/31/07(b)		12/31/07(b)		12/31/07(b)
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.02		(0.00	)(d)	0.02		0.01		0.03
Net realized and unrealized loss on investments	(0.01)		(0.02)		(0.01)		(0.01)		(0.01)

Total from investment operations	0.01		(0.02)		0.01		0.00	(d)	0.02

Less distributions:
Dividends from net investment income	(0.06)		(0.03)		(0.06)		(0.05)		(0.07)
Distributions from net realized gains	(0.02)		(0.02)		(0.02)		(0.02)		(0.02)

Total distributions	(0.08)		(0.05)		(0.08)		(0.07)		(0.09)

Net asset value, end of period	$9.93		$9.93		$9.93		$9.93		$9.93

Total return(c)	0.04%		(0.21)%		0.04%		(0.04)%		0.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$340		$63		$60		$60		$71
Ratio of operating expenses to average net assets	1.45	%(e)	2.20	%(e)	1.45	%(e)	1.70	%(e)	1.20	%(e)
Ratio of net investment income/(loss) to average net assets	0.75	%(e)	(0.10	)%(e)	0.63	%(e)	0.38	%(e)	0.93	%(e)
Portfolio turnover rate	20%		20%		20%		20%		20%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	82.41	%(e)	83.16	%(e)	82.41	%(e)	82.66	%(e)	82.16	%(e)

(a)	The Fund commenced operations on September 4, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Amount is less than $0.005 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Mid-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. In the event that a price for a security is not available

15

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable publicly-traded securities information.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

16

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor has agreed to waive fees or reimburse certain expenses of the Fund through at least October 31, 2008 to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.45%, 2.20%, 1.45%, 1.70%, and 1.20% for Class A, Class C, Class K, Class, R, and Class Y Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2007, such reimbursements totaled $128,046, and are reflected as fees waived and expenses reimbursed by Advisor in the accompanying Statement of Operations.

The Advisor may seek reimbursement from the fund for expenses reimbursed on behalf of the Fund since its inception pursuant to a Reimbursement Agreement with the Fund. At December 31, 2007, the total amount eligible for reimbursement to the Advisor was $128,046. The Fund may only grant such reimbursement provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on

17

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Reimbursement Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $28,282 before payment of sub-administration fees and $16,796 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 17.8878% before expense reimbursements and 0.00% after expense reimbursements for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $15 in advisory fees before waivers and expense reimbursements ($1 after waivers and expense reimbursements) and $6 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for

18

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

19

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class C	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short term investments and U.S. government securities were $659,045 and $81,415, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,828, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $27,748 and net appreciation for financial reporting purposes was $6,080. At December 31, 2007, aggregate cost for financial reporting purposes was $579,138.

6.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $1.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements

20

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available lists and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

9.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10.	Proxy Voting Record

The Fund will file with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2008 and thereafter for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Approval of Investment Advisory Agreement

On August 14, 2007, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a Combined Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and MST with respect to the Fund. The Advisory Agreement with respect to all of the then existing Munder Funds had been approved by the Board on May 15, 2007.

21

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

At an in-person Board meeting held on August 13-14, 2007, the Trustees reviewed information about the Fund and considered the proposed terms of the Advisory Agreement with respect to the Fund. The Board and counsel to the Non-Interested Trustees had an opportunity to review information, in advance of the meeting, provided by the Advisor and by counsel to the Munder Funds. This information included materials that presented detailed information from the Advisor that had been provided in response to a series of questions submitted by counsel to the Munder Funds and memoranda outlining the legal duties of the Board provided to the Board by counsel to the Non-Interested Trustees.

The Board considered the information presented in light of the fact that the Fund was newly created and, therefore, had no performance or operating history to evaluate in considering its approval of the Advisory Agreement with respect to the Fund. In evaluating the Advisory Agreement, therefore, the Board conducted a review that was specifically focused upon the approval of the Advisory Agreement with respect to the Fund, while relying upon the Board’s general knowledge, resulting from its meetings throughout the year, of the Advisor and the services it provides to the existing Munder Funds. In this regard, the Board considered the new information presented for the Fund carefully along with the detailed information provided to them by the Advisor in connection with the Board’s most recent annual evaluation and approval of the continuance of the Advisory Agreement for the then existing Munder Funds at the Board meeting held on May 14-15, 2007.

In approving the Advisory Agreement with respect to the Fund, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the Advisory Agreement for the Fund. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

(a) The nature, extent and quality of the services to be provided by the Advisor: In considering the nature, extent and quality of the services proposed to be provided by the Advisor to the Fund, which had not yet commenced operations, the Board took note of its comprehensive review of these factors during the Board’s May 14-15, 2007 meeting at which the Board approved the

22

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the level and quality of services that the Advisor generally has provided to the existing Munder Funds and has proposed to provide to the Fund; the qualifications of management of the Advisor and of the persons proposed by the Advisor to provide portfolio management services to the Fund; the general experience, business, operations and financial condition of the Advisor; and the terms of the Advisory Agreement. Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the Advisory Agreement with respect to the Fund.

(b) The investment performance of the Fund: The Board considered the fact that the Fund was newly created and, therefore, had no performance history. The Board considered the proposed investment objectives and strategies of the Fund, the proposed trading strategies and decision making process to be employed by the Advisor in managing the Fund, and the capability and capacity of the Advisor to manage the Fund. Based on these considerations, the Board concluded that the investment performance of the Advisor supported approval of the Advisory Agreement with respect to the Fund.

(c) The anticipated costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered the fact that the Fund was newly created, and therefore, no profitability information or analysis was available to provide to the Board. The Board considered the proposed investment advisory fees for the Fund; the total fees anticipated to be received by the Advisor from its relationship with the Fund; the willingness of the Advisor to contractually limit the fees and expenses paid by the Fund, and an estimate of profitability of the Fund to the Advisor. The Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the Advisory Agreement with respect to the Fund. Based on the information provided, the Board concluded that the proposed costs of the Advisor’s services under the Advisory Agreement were not unreasonable.

(d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board noted the Advisor’s previous and on-going efforts to review the fees of all the Munder Funds for

23

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

reasonableness and market rate comparability in an overall effort to reduce the Funds’ total operating expenses. With respect to the Fund, the Board considered the Advisor’s willingness to contractually limit the Fund’s expenses for at least a one year period by waiving certain fees and reimbursing certain expenses. Based on the above, the Board concluded that the Advisor’s efforts in this regard supported approving the Advisory Agreement with respect to the Fund.

(e) A comparison of proposed fee levels of the Fund with those of comparable funds: In considering this factor, the Board considered the proposed advisory fees as they compared to those of other funds in the same Morningstar category as the Fund with the lowest average assets. The Board also received information that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of other funds in the same Morningstar category as the Fund with the lowest average assets. Based on these fee and expense comparisons, the Board concluded that the proposed advisory fee and anticipated total fee levels of the Fund were reasonable in light of the services to be provided and should not preclude approval of the Advisory Agreement with respect to the Fund.

(f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: In considering the benefits derived or to be derived by the Advisor from the relationship with the Fund, the Board took note of its comprehensive review of the Advisor’s relationship with the then existing Munder Funds during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although investment managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these

24

Munder Mid-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

additional anticipated benefits should not preclude approval of the Advisory Agreement with respect to the Fund.

Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement with respect to the Fund.

25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMCV1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Real Estate
Equity Investment Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment.
If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
15	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund concentrates its investments in real estate-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, real estate investments are subject to special risks related to property tax rates, property values and borrower defaults.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INVESTMENT ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Robert Crosby and Brian Matuszak

The Fund generated a return of -16.46% for the six months ended December 31, 2007, relative to the -10.42% return for the FTSE NAREIT Equity REIT Index and the -10.50% median return for the Lipper universe of real estate funds.

ii

Reflecting the negative environment for investors in real estate investment trusts (REITs) during the six months ended December 31, 2007, the Fund’s absolute performance suffered heavily during the period. The Fund also underperformed its NAREIT benchmark during the six-month period, largely due to the Fund’s holdings of mortgage-commercial financing REITs, including RAIT Financial Trust (2.3% of the Fund), NorthStar Realty Finance Corp. (2.0% of the Fund) and Newcastle Investment Corp. Newcastle was eliminated from the Fund in November. The weak performance of these stocks more than offset the strong performance of Gramercy Capital Corp. (2.3% of the Fund), the lone holding in that segment to make a positive contribution to relative returns. KKR Financial Holdings LLC (1.5% of the Fund) in the diversified financial services segment of the Fund had a significant negative impact on the Fund’s return for the six months ended December 31, 2007.

Outside of finance-related segments of the Fund, weak relative performers included Feldman Mall Properties, Inc., which was eliminated from the Fund in October, BRT Realty Trust, a hybrid REIT that was sold in August, and three stocks in the lodging/resorts segment of the Fund, including Ashford Hospitality Trust, Inc. (0.8% of the Fund), Host Hotels & Resorts, Inc. (3.0% of the Fund) and LaSalle Hotel Properties (2.3% of the Fund). The lack of a position in Plum Creek Timber Company, Inc. also held back relative performance during the last half of the year.

In contrast to the holdings that detracted from the Fund’s relative performance, there were a number of holdings that had strong returns. Among the stocks that had the largest positive impact on the Fund’s relative performance during the six-month period were Ventas, Inc. (4.2% of the Fund) in the Fund’s healthcare segment, Alexandria Real Estate Equities, Inc. (3.2% of the Fund) in the industrial/office-office segment of the Fund, Simon Property Group, Inc. (8.5% of the Fund) in the retail-regional malls segment and ProLogis (7.6% of the Fund) in the industrial/office-industrial segment.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The FTSE NAREIT Equity REIT Index is an unmanaged index that includes all tax-qualified equity REITs (firms with 75% or more of gross invested book assets in real property) with common shares traded on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market List that meet certain minimum market capitalization, liquidity and free-float parameters as of the date of the annual index review. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of real estate funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$834.20	$8.16	1.77%
Class B	$1,000.00	$831.20	$11.60	2.52%
Class C	$1,000.00	$831.10	$11.55	2.51%
Class K	$1,000.00	$834.30	$7.98	1.73%
Class Y	$1,000.00	$835.40	$7.01	1.52%

Hypothetical
Class A	$1,000.00	$1,016.24	$8.97	1.77%
Class B	$1,000.00	$1,012.47	$12.75	2.52%
Class C	$1,000.00	$1,012.52	$12.70	2.51%
Class K	$1,000.00	$1,016.44	$8.77	1.73%
Class Y	$1,000.00	$1,017.50	$7.71	1.52%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 95.4%
Financials — 1.5%
Diversified Financial Services — 1.5%
39,882	KKR Financial Holdings LLC	$560,342

Real Estate Investment Trusts (REITs) — 93.9%
Diversified — 4.7%
19,495	Vornado Realty Trust	1,714,585

Healthcare — 8.0%
16,390	Health Care REIT, Inc.	732,469
62,830	Medical Properties Trust, Inc.	640,238
34,125	Ventas, Inc.	1,544,156

		2,916,863

Hybrid — 1.0%
13,560	iStar Financial Inc.	353,238

Industrial/Office — Industrial — 8.7%
7,110	AMB Property Corporation	409,252
43,720	ProLogis	2,770,973

		3,180,225

Industrial/Office — Mixed — 2.4%
17,930	Digital Realty Trust, Inc.	687,974
3,375	PS Business Parks, Inc.	177,356

		865,330

Industrial/Office — Office — 14.3%
11,390	Alexandria Real Estate Equities, Inc.	1,158,021
25,540	BioMed Realty Trust, Inc.	591,762
16,410	Boston Properties, Inc.	1,506,602
28,320	Corporate Office Properties Trust	892,080
11,178	SL Green Realty Corp.	1,044,696

		5,193,161

Lodging/Resorts — 6.6%
40,055	Ashford Hospitality Trust, Inc.	287,995
16,770	Hersha Hospitality Trust, Class A	159,315
64,970	Host Hotels & Resorts, Inc.	1,107,089
26,050	LaSalle Hotel Properties	830,995

		2,385,394

See Notes to Financial Statements.

1

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Mortgage — Commercial Financing — 8.5%
34,440	Gramercy Capital Corp.	$837,236
66,680	JER Investors Trust Inc.	718,144
81,880	NorthStar Realty Finance Corp.	730,370
95,437	RAIT Financial Trust	822,667

		3,108,417

Residential — Apartments — 9.8%
8,020	Apartment Investment and Management Company, Class A	278,535
10,729	AvalonBay Communities, Inc.	1,010,028
18,255	Equity Residential	665,760
9,010	Essex Property Trust, Inc.	878,385
17,210	Mid-America Apartment Communities, Inc.	735,727

		3,568,435

Retail — Regional Malls — 12.6%
7,035	CBL & Associates Properties, Inc.	168,207
32,025	General Growth Properties, Inc.	1,318,790
35,519	Simon Property Group, Inc.	3,085,180

		4,572,177

Retail — Shopping Centers — 10.8%
22,625	Developers Diversified Realty Corporation	866,311
48,654	Kimco Realty Corporation	1,771,006
14,685	Regency Centers Corporation	947,036
11,200	Weingarten Realty Investors	352,128

		3,936,481

Self Storage — 4.1%
16,920	Public Storage, Inc.	1,242,097
5,950	Sovran Self Storage, Inc.	238,595

		1,480,692

Specialty — 2.4%
43,770	DuPont Fabros Technology, Inc.	857,892

Total Real Estate Investment Trusts (REITs)		34,132,890

TOTAL COMMON STOCKS
(Cost $22,210,655)		34,693,232

See Notes to Financial Statements.

2

Shares		Value

PREFERRED STOCK — 2.2%
(Cost $1,000,000)
Real Estate Management & Development — 2.2%
20,000	LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008 (a),(b),(c),(d)	$800,000

TOTAL INVESTMENTS
(Cost $23,210,655)	97.6%	35,493,232
OTHER ASSETS AND LIABILITIES (Net)	2.4	863,807

NET ASSETS	100.0%	$36,357,039

(a)	Fair valued security as of December 31, 2007 (see Notes to Financial Statements, Note 2). At December 31, 2007, this security represents $800,000, 2.2% of net assets.

(b)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $800,000, 2.2% of net assets.

Security	Acquisition Date	Cost

LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008	07/29/03	$1,000,000

See Notes to Financial Statements.

3

Munder Real Estate Equity Investment Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$35,493,232
Dividends receivable	522,228
Receivable for Fund shares sold	547,974
Prepaid expenses and other assets	42,104

Total Assets	36,605,538

LIABILITIES:
Custodian overdraft payable	62,676
Payable for Fund shares redeemed	79,568
Trustees’ fees and expenses payable	40,921
Transfer agency/record keeping fees payable	26,413
Administration fees payable	7,590
Distribution and shareholder servicing fees payable — Class A, B and C Shares	3,493
Investment advisory fees payable	837
Shareholder servicing fees payable — Class K Shares	1
Accrued expenses and other payables	27,000

Total Liabilities	248,499

NET ASSETS	$36,357,039

Investments, at cost	$23,210,655

See Notes to Financial Statements.

4

NET ASSETS consist of:
Undistributed net investment income	$332,467
Accumulated net realized gain on investments sold	1,171,166
Net unrealized appreciation of investments	12,282,577
Paid-in capital	22,570,829

$36,357,039

NET ASSETS:
Class A Shares	$6,325,444

Class B Shares	$1,166,260

Class C Shares	$1,186,911

Class K Shares	$7,815

Class Y Shares	$27,670,609

SHARES OUTSTANDING:
Class A Shares	482,377

Class B Shares	89,327

Class C Shares	90,015

Class K Shares	598

Class Y Shares	2,107,422

CLASS A SHARES:
Net asset value and redemption price per share	$13.11

Maximum sales charge	5.50%
Maximum offering price per share	$13.87

CLASS B SHARES:
Net asset value and offering price per share*	$13.06

CLASS C SHARES:
Net asset value and offering price per share*	$13.19

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$13.07

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.13

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

5

Munder Real Estate Equity Investment Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies	$1,441,659
Dividends on securities of affiliated company	1,212

Total Investment Income	1,442,871

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	9,340
Class B Shares	8,776
Class C Shares	8,459
Shareholder servicing fees:
Class K Shares	157
Investment advisory fees	171,080
Transfer agency/record keeping fees	42,924
Administration fees	41,947
Registration and filing fees	26,881
Legal and audit fees	22,084
Trustees’ fees and expenses	13,594
Custody fees	8,587
Other	24,521

Total Expenses	378,350

NET INVESTMENT INCOME	1,064,521

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain from security transactions	6,456,580
Net change in unrealized appreciation/(depreciation) of securities	(15,610,267)

Net realized and unrealized loss on investments	(9,153,687)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,089,166)

See Notes to Financial Statements.

6

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$1,064,521	$1,787,094
Net realized gain from security transactions	6,456,580	10,491,307
Net change in net unrealized appreciation/(depreciation) of securities	(15,610,267)	(4,869,851)

Net increase/(decrease) in net assets resulting from operations	(8,089,166)	7,408,550
Dividends to shareholders from net investment income:
Class A Shares	(111,373)	(258,439)
Class B Shares	(19,292)	(48,598)
Class C Shares	(18,172)	(48,346)
Class K Shares	(1,655)	(7,686)
Class Y Shares	(550,240)	(1,554,336)
Distributions to shareholders from net realized gains:
Class A Shares	(2,025,709)	(1,635,958)
Class B Shares	(436,050)	(491,214)
Class C Shares	(394,683)	(445,373)
Class K Shares	(13,195)	(48,028)
Class Y Shares	(9,116,504)	(8,966,836)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	344,792	(192,437)
Class B Shares	(542,407)	(312,833)
Class C Shares	(820,608)	44,072
Class K Shares	(220,361)	(122,985)
Class Y Shares	(10,824,993)	(1,975,214)
Short-term trading fees	5	1,987

Net decrease in net assets	(32,839,611)	(8,653,674)
NET ASSETS:
Beginning of period	69,196,650	77,850,324

End of period	$36,357,039	$69,196,650

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$332,467	$(31,322)

See Notes to Financial Statements.

7

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$1,197,999	$3,824,964
Issued as reinvestment of dividends and distributions	1,720,568	1,483,358
Redeemed	(2,573,775)	(5,500,759)

Net increase/(decrease)	$344,792	$(192,437)

Class B Shares:
Sold	$80,085	$1,874,259
Issued as reinvestment of dividends and distributions	368,675	391,147
Redeemed*	(991,167)	(2,578,239)

Net decrease	$(542,407)	$(312,833)

Class C Shares:
Sold	$111,411	$971,747
Issued as reinvestment of dividends and distributions	289,102	316,629
Redeemed	(1,221,121)	(1,244,304)

Net increase/(decrease)	$(820,608)	$44,072

Class K Shares:
Sold	$2,865	$54,149
Issued as reinvestment of dividends and distributions	11,468	39,233
Redeemed	(234,694)	(216,367)

Net decrease	$(220,361)	$(122,985)

Class Y Shares:
Sold	$465,133	$2,223,729
Issued as reinvestment of dividends and distributions	9,461,568	10,188,107
Redeemed	(20,751,694)	(14,387,050)

Net decrease	$(10,824,993)	$(1,975,214)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus

See Notes to Financial Statements.

8

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	72,702	154,969
Issued as reinvestment of dividends and distributions	112,506	62,674
Redeemed	(138,649)	(227,346)

Net increase/(decrease)	46,559	(9,703)

Class B Shares:
Sold	4,769	76,022
Issued as reinvestment of dividends and distributions	23,881	16,602
Redeemed*	(54,108)	(107,543)

Net decrease	(25,458)	(14,919)

Class C Shares:
Sold	6,783	39,538
Issued as reinvestment of dividends and distributions	18,762	13,347
Redeemed	(63,050)	(51,184)

Net increase/(decrease)	(37,505)	1,701

Class K Shares:
Sold	147	2,088
Issued as reinvestment of dividends and distributions	651	1,661
Redeemed	(12,661)	(8,911)

Net decrease	(11,863)	(5,162)

Class Y Shares:
Sold	24,587	90,510
Issued as reinvestment of dividends and distributions	612,920	430,265
Redeemed	(1,019,430)	(587,008)

Net decrease	(381,923)	(66,233)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

9

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$21.74		$23.76	$22.94	$18.17	$14.96	$14.65

Income/(loss) from investment operations:
Net investment income	0.43		0.49	0.42	0.65	0.60	0.58
Net realized and unrealized gain/(loss) on investments	(3.64)		1.55	3.10	4.82	3.26	0.39

Total from investment operations	(3.21)		2.04	3.52	5.47	3.86	0.97

Less distributions:
Dividends from net investment income	(0.28)		(0.54)	(0.71)	(0.70)	(0.65)	(0.66)
Distributions from net realized gains	(5.14)		(3.52)	(1.99)	—	—	—

Total distributions	(5.42)		(4.06)	(2.70)	(0.70)	(0.65)	(0.66)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$13.11		$21.74	$23.76	$22.94	$18.17	$14.96

Total return(d)	(16.58)%		7.90%	17.02%	30.69%	26.11%	7.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,325		$9,476	$10,587	$8,978	$4,824	$3,599
Ratio of operating expenses to average net assets	1.77	%(e)	1.52%	1.48%	1.47%	1.48%	1.51%
Ratio of net investment income to average net assets	4.61	%(e)	2.01%	1.86%	3.13%	3.45%	4.32%
Portfolio turnover rate	37%		26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense reimbursements	1.77	%(e)	1.52%	1.48%	1.47%	1.48%	1.51%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on September 30, 1994 and October 3, 1994, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

10

B Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$21.68		$23.70	$22.89	$18.13	$14.92	$14.62

0.32		0.31	0.27	0.52	0.47	0.48

(3.59)		1.55	3.07	4.79	3.26	0.38

(3.27)		1.86	3.34	5.31	3.73	0.86

(0.21)		(0.36)	(0.54)	(0.55)	(0.52)	(0.56)

(5.14)		(3.52)	(1.99)	—	—	—

(5.35)		(3.88)	(2.53)	(0.55)	(0.52)	(0.56)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$13.06		$21.68	$23.70	$22.89	$18.13	$14.92

(16.88)%		7.18%	16.19%	29.62%	25.24%	6.36%

$1,166		$2,488	$3,073	$6,348	$6,848	$5,790

2.52	%(e)	2.27%	2.23%	2.22%	2.23%	2.26%

3.47	%(e)	1.28%	1.21%	2.51%	2.72%	3.57%
37%		26%	26%	34%	22%	19%

2.52	%(e)	2.27%	2.23%	2.22%	2.23%	2.26%

See Notes to Financial Statements.

11

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$21.84		$23.85	$23.02	$18.23	$15.01	$14.70

Income/(loss) from investment operations:
Net investment income	0.32		0.31	0.26	0.51	0.45	0.48
Net realized and unrealized gain/(loss) on investments	(3.62)		1.56	3.10	4.83	3.29	0.39

Total from investment operations	(3.30)		1.87	3.36	5.34	3.74	0.87

Less distributions:
Dividends from net investment income	(0.21)		(0.36)	(0.54)	(0.55)	(0.52)	(0.56)
Distributions from net realized gains	(5.14)		(3.52)	(1.99)	—	—	—

Total distributions	(5.35)		(3.88)	(2.53)	(0.55)	(0.52)	(0.56)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$13.19		$21.84	$23.85	$23.02	$18.23	$15.01

Total return(d)	(16.89)%		7.17%	16.08%	29.73%	25.16%	6.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,187		$2,784	$3,001	$3,056	$2,781	$1,211
Ratio of operating expenses to average net assets	2.51	%(e)	2.27%	2.23%	2.22%	2.23%	2.26%
Ratio of net investment income to average net assets	3.46	%(e)	1.26%	1.14%	2.46%	2.58%	3.57%
Portfolio turnover rate	37%		26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense reimbursements	2.51	%(e)	2.27%	2.23%	2.22%	2.23%	2.26%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 5, 1996 and October 3, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

12

K Shares
Period Ended		Year	Year	Year	Year	Year
12/31/07(b)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

$21.69		$23.71	$22.91	$18.14	$14.93	$14.63

0.23		0.47	0.41	0.64	0.61	0.58

(3.43)		1.57	3.09	4.83	3.25	0.38

(3.20)		2.04	3.50	5.47	3.86	0.96

(0.28)		(0.54)	(0.71)	(0.70)	(0.65)	(0.66)

(5.14)		(3.52)	(1.99)	—	—	—

(5.42)		(4.06)	(2.70)	(0.70)	(0.65)	(0.66)

0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

$13.07		$21.69	$23.71	$22.91	$18.14	$14.93

(16.57)%		7.97%	16.96%	30.69%	26.16%	7.16%

$8		$270	$418	$279	$1,255	$3,166

1.73	%(e)	1.52%	1.48%	1.47%	1.48%	1.51%

2.34	%(e)	1.91%	1.81%	3.18%	3.64%	4.32%
37%		26%	26%	34%	22%	19%

1.73	%(e)	1.52%	1.48%	1.47%	1.48%	1.51%

See Notes to Financial Statements.

13

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year	Year
	12/31/07(b)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$21.76		$23.78	$22.96	$18.18	$14.97	$14.66

Income/(loss) from investment operations:
Net investment income	0.44		0.56	0.50	0.71	0.63	0.62
Net realized and unrealized gain/(loss) on investments	(3.63)		1.54	3.07	4.83	3.27	0.38

Total from investment operations	(3.19)		2.10	3.57	5.54	3.90	1.00

Less distributions:
Dividends from net investment income	(0.30)		(0.60)	(0.76)	(0.76)	(0.69)	(0.69)
Distributions from net realized gains	(5.14)		(3.52)	(1.99)	—	—	—

Total distributions	(5.44)		(4.12)	(2.75)	(0.76)	(0.69)	(0.69)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—	—

Net asset value, end of period	$13.13		$21.76	$23.78	$22.96	$18.18	$14.97

Total return(d)	(16.46)%		8.21%	17.25%	31.06%	26.40%	7.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$27,671		$54,177	$60,771	$68,335	$56,612	$43,871
Ratio of operating expenses to average net assets	1.52	%(e)	1.27%	1.23%	1.22%	1.23%	1.26%
Ratio of net investment income to average net assets	4.72	%(e)	2.27%	2.19%	3.46%	3.67%	4.57%
Portfolio turnover rate	37%		26%	26%	34%	22%	19%
Ratio of operating expenses to average net assets without expense reimbursements	1.52	%(e)	1.27%	1.23%	1.22%	1.23%	1.26%

(a)	Class Y Shares of the Fund commenced operations on October 3, 1994.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated.
(e)	Annualized.

See Notes to Financial Statements.

14

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Real Estate Equity Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

15

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

16

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.74% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

17

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

For the period ended December 31, 2007, the Advisor earned $41,947 before payment of sub-administration fees and $25,554 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1814% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $47 in advisory fees before waivers and expense reimbursements ($3 after waivers and expense reimbursements) and $20 in administration fees.

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,440 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet

18

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $8 to Comerica Securities and $165 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

19

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

5. Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $17,394,632 and $41,682,805, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $15,053,367, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,770,790 and net appreciation for financial reporting purposes was $12,282,577. At December 31, 2007, aggregate cost for financial reporting purposes was $23,210,655.

6. Investment Concentration

The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, most of which are REITs. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

7. Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $290.

20

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share.

Undistributed Net	Accumulated
Investment Income	Net Realized Gain

$127,035	$(127,035)

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2007 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2007	$1,917,405	$11,587,409	$13,504,814

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Ordinary Income	Long-Term Gain	Appreciation	Total

$151,528	$6,615,773	$27,826,270	$34,593,571

The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

21

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

22

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNREIT1207

SEMI-ANNUAL REPORT
December 31, 2007

The Munder S&P® Index Funds
Class K and Y Shares

Munder S&P® MidCap Index Equity Fund
Munder S&P® SmallCap Index Equity Fund

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

Portfolios of Investments:
1	Munder S&P® MidCap Index Equity Fund
17	Munder S&P® SmallCap Index Equity Fund
38	Statements of Assets and Liabilities
40	Statements of Operations
41	Statements of Changes in Net Assets
44	Statements of Changes in Net Assets — Capital Stock Activity
46	Financial Highlights
51	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in each Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

Both the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Because each Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie charts illustrate the allocation of each Fund’s investments by sector. Complete lists of holdings as of December 31, 2007, which are further broken down by industry, are contained in each Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available holdings data by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

ii

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the six months ended December 31, 2007. Performance of Class K Shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

Portfolio Management Team: Alexander Ilyasov, Kenneth Schluchter and Kevin Yousif

Reflecting the negative stock market environment during the last half of 2007, the S&P® MidCap Index Equity Fund posted a -3.80% return for the six months ended December 31, 2007, compared to a -3.57% return for the S&P MidCap 400® Index.

The Fund’s goal is to track closely the total return of the S&P MidCap 400® Index. The weight of each of the 400 stocks held in the Fund is monitored closely relative to its weight in the S&P MidCap 400® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended December 31, 2007 was in line with that of its S&P MidCap 400® benchmark. One key reason for the difference in returns between the Fund and its benchmark is that expenses are deducted from the Fund before its return is calculated.

While the S&P MidCap 400® Index posted a negative return for the six months ended December 31, 2007, it significantly outperformed the S&P SmallCap 600® Index although it lagged the larger-cap S&P 500® Index. Four of the ten sectors of the S&P MidCap 400® Index — energy, health care, utilities and materials — posted a positive return for last half of the year. Energy was the top performing sector, earning a positive double-digit return. The weakest of the Index’s sectors were consumer discretionary and financials, each posting a double-digit negative return.

iii

Taking into account each sector’s return and weight in the Index, the energy sector had the largest positive impact on the Index’s return for the six months ended December 31, 2007, adding over one percentage point to the Index’s performance. The consumer discretionary and financials sectors had the most significant negative impact, each subtracting over two percentage points from the Index’s return.

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

Portfolio Management Team: Alexander Ilyasov, Kenneth Schluchter and Kevin Yousif

The negative stock market environment during the last half of 2007 extended to small-cap stocks and the S&P® SmallCap Index Equity Fund posted a return of -8.43% for the six months ended December 31, 2007, compared to the -8.16% return for the S&P SmallCap 600® Index.

The Fund’s goal is to track closely the total return of the S&P SmallCap 600® Index. The weight of each of the 600 stocks held in the Fund is monitored closely relative to its weight in the S&P SmallCap 600® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended December 31, 2007 was in line with that of its S&P SmallCap 600® benchmark. One key reason for the difference in returns is that expenses are deducted from the Fund before its return is calculated.

The S&P SmallCap 600® Index lagged well behind both the S&P MidCap 400® Index and the larger-cap S&P 500® Index for the last six months of 2007. Only three of the ten sectors of the S&P SmallCap 600® Index — energy, health care and utilities — earned a positive return. Of the seven sectors posting a negative return, three had double-digit negative returns, including telecommunication services, consumer discretionary and financials.

Taking into account each sector’s return and weight in the Index, the health care sector had the largest positive impact on the Index’s return for the six months ended December 31, 2007, while the consumer discretionary and financials sectors were the largest detractors from the Index’s performance.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”) is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600® Index”) is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The sections of the tables below entitled “Actual” provide information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The sections of the tables below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder S&P® MidCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class K	$1,000.00	$960.00	$4.14	0.84%
Class Y	$1,000.00	$962.00	$2.91	0.59%

Hypothetical
Class K	$1,000.00	$1,020.91	$4.27	0.84%
Class Y	$1,000.00	$1,022.17	$3.00	0.59%

Munder S&P® SmallCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class K	$1,000.00	$913.90	$3.94	0.82%
Class Y	$1,000.00	$915.70	$2.74	0.57%

Hypothetical
Class K	$1,000.00	$1,021.01	$4.17	0.82%
Class Y	$1,000.00	$1,022.27	$2.90	0.57%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 92.2%
Consumer Discretionary — 11.5%
Auto Components — 1.0%
3,962	ArvinMeritor, Inc. (a)	$46,474
6,331	BorgWarner Inc. (b)	306,484
7,889	Gentex Corporation (a)	140,188
4,208	Lear Corporation †	116,393
1,769	Modine Manufacturing Company (a)	29,206

		638,745

Automobiles — 0.1%
1,891	Thor Industries, Inc. (a)	71,877

Diversified Consumer Services — 1.7%
4,972	Career Education Corporation †,(a)	124,996
4,630	Corinthian Colleges, Inc. †,(a)	71,302
3,270	DeVry, Inc. (a)	169,909
1,606	ITT Educational Services, Inc. †	136,944
1,693	Matthews International Corporation, Class A (a)	79,351
2,406	Regis Corporation	67,272
15,728	Service Corporation International	220,978
3,633	Sotheby’s (a)	138,417
791	Strayer Education, Inc.	134,929

		1,144,098

Hotels, Restaurants & Leisure — 1.4%
1,807	Bob Evans Farms, Inc. (a)	48,663
3,065	Boyd Gaming Corporation (a)	104,425
5,747	Brinker International, Inc. (a)	112,411
1,296	CBRL Group, Inc.	41,977
3,892	Cheesecake Factory, Incorporated (The) †,(a)	92,279
1,796	Chipotle Mexican Grill, Inc., Class A †,(a)	264,138
1,688	International Speedway Corporation, Class A	69,512
1,835	Life Time Fitness, Inc. †,(a)	91,163
2,822	Ruby Tuesday, Inc. (a)	27,514
3,548	Scientific Games Corporation †,(a)	117,971

		970,053

Household Durables — 1.3%
3,030	American Greetings Corporation, Class A (a)	61,509
1,317	Blyth, Inc. (a)	28,895
2,647	Furniture Brands International, Inc. (a)	26,629
2,003	Hovnanian Enterprises, Inc., Class A †,(a)	14,361

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
1,901	M.D.C. Holdings, Inc. (a)	$70,584
3,022	Mohawk Industries, Inc. †,(a),(b)	224,837
280	NVR, Inc. †,(a)	146,720
2,297	Ryland Group, Inc. (The) (a)	63,282
6,931	Toll Brothers, Inc. †,(a)	139,036
3,363	Tupperware Brands Corporation	111,080

		886,933

Internet & Catalog Retail — 0.1%
2,621	Netflix, Inc. †,(a)	69,771

Leisure Equipment & Products — 0.1%
3,618	Callaway Golf Company (a)	63,062

Media — 1.0%
4,800	Belo Corp., Class A (a)	83,712
1,438	Entercom Communications Corp. (a)	19,686
2,600	Getty Images, Inc. †	75,400
2,616	Harte-Hanks, Inc. (a)	45,257
2,456	John Wiley & Sons, Inc.	105,215
4,333	Lamar Advertising Company, Class A (a)	208,287
2,168	Lee Enterprises Incorporated (a)	31,761
1,234	Media General, Inc., Class A	26,223
1,426	Scholastic Corporation †,(a)	49,753
2,616	Valassis Communications, Inc. †,(a)	30,581

		675,875

Multiline Retail — 0.5%
2,562	99¢ Only Stores †,(a)	20,394
5,019	Dollar Tree Stores, Inc. †	130,092
7,738	Saks, Inc. †,(a)	160,641

		311,127

Specialty Retail — 3.7%
5,467	Advance Auto Parts, Inc.	207,691
3,654	Aeropostale, Inc. †,(a)	96,831
11,681	American Eagle Outfitters, Inc. (a),(b)	242,614
3,349	AnnTaylor Stores Corporation †,(a)	85,600
2,626	Barnes & Noble, Inc.	90,466
3,207	Borders Group, Inc. (a)	34,155

See Notes to Financial Statements.

Shares		Value

Consumer Discretionary (Continued)
Specialty Retail (Continued)
11,898	CarMax, Inc. †,(a)	$234,986
6,370	Charming Shoppes, Inc. †,(a)	34,462
9,616	Chico’s FAS, Inc. †,(b)	86,832
3,268	Coldwater Creek Inc. †,(a)	21,863
3,576	Collective Brands, Inc. †,(a)	62,187
4,545	Dick’s Sporting Goods, Inc. †,(a)	126,169
8,433	Foot Locker, Inc.	115,195
2,985	Guess?, Inc.	113,102
6,282	O’Reilly Automotive, Inc. †,(a)	203,725
3,861	Pacific Sunwear of California, Inc. †,(a)	54,479
7,023	PetSmart, Inc.	165,251
3,651	Rent-A-Center, Inc. †,(a)	53,013
7,396	Ross Stores, Inc.	189,116
6,163	Urban Outfitters, Inc. †,(a)	168,003
4,806	Williams-Sonoma, Inc. (a)	124,475

		2,510,215

Textiles, Apparel & Luxury Goods — 0.6%
5,197	Hanesbrands, Inc. †	141,202
3,082	Phillips-Van Heusen Corporation	113,602
2,708	Timberland Company (The), Class A †	48,961
2,487	Warnaco Group, Inc. (The) †	86,548

		390,313

Total Consumer Discretionary		7,732,069

Consumer Staples — 3.0%
Beverages — 0.4%
3,274	Hansen Natural Corporation †,(a)	145,006
3,269	PepsiAmericas, Inc. (a)	108,923

		253,929

Food & Staples Retailing — 0.3%
3,498	BJ’s Wholesale Club, Inc. †,(a)	118,337
2,032	Ruddick Corporation	70,450

		188,787

Food Products — 1.1%
4,085	Corn Products International, Inc.	150,124
3,950	Hormel Foods Corporation	159,896

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food Products (Continued)
3,140	J.M. Smucker Company (The)	$161,521
1,174	Lancaster Colony Corporation (a)	46,608
6,378	Smithfield Foods, Inc. †	184,452
1,469	Tootsie Roll Industries, Inc. (a)	40,280

		742,881

Household Products — 0.8%
3,601	Church & Dwight Co., Inc. (a)	194,706
3,132	Energizer Holdings, Inc. †,(a),(b)	351,191

		545,897

Personal Products — 0.3%
4,573	Alberto-Culver Company	112,221
3,064	NBTY, Inc. †	83,954

		196,175

Tobacco — 0.1%
1,493	Universal Corporation (a)	76,471

Total Consumer Staples		2,004,140

Energy — 9.2%
Energy Equipment & Services — 4.0%
11,941	Cameron International Corporation †,(b)	574,720
3,588	Exterran Holdings, Inc. †,(a)	293,498
7,102	FMC Technologies, Inc. †	402,683
6,934	Grant Prideco, Inc. †,(a),(b)	384,906
5,650	Helmerich & Payne, Inc. (a)	226,396
8,459	Patterson-UTI Energy, Inc.	165,120
9,112	Pride International, Inc. †	308,897
4,394	Superior Energy Services, Inc. †	151,242
2,995	Tidewater, Inc. (a)	164,306

		2,671,768

Oil, Gas & Consumable Fuels — 5.2%
7,811	Arch Coal, Inc. (a),(b)	350,948
1,840	Bill Barrett Corporation †,(a)	77,041
4,503	Cimarex Energy Co.	191,513
13,335	Denbury Resources Inc. †,(b)	396,716
2,961	Encore Acquisition Company †,(a)	98,809
4,752	Forest Oil Corporation †	241,592

See Notes to Financial Statements.

Shares		Value

Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
5,756	Frontier Oil Corporation	$233,578
7,146	Newfield Exploration Company †,(b)	376,594
1,578	Overseas Shipholding Group, Inc.	117,450
6,523	Pioneer Natural Resources Company (b)	318,583
7,971	Plains Exploration & Production Company †,(b)	430,434
2,805	Quicksilver Resources, Inc. †	167,150
9,304	Southwestern Energy Company †,(b)	518,419

		3,518,827

Total Energy		6,190,595

Financials — 14.2%
Capital Markets — 1.5%
6,747	Eaton Vance Corp. (a),(b)	306,381
6,101	Jefferies Group, Inc.	140,628
5,177	Raymond James Financial, Inc. (a)	169,081
6,896	SEI Investments Company (a)	221,844
4,555	Waddell & Reed Financial, Inc., Class A	164,390

		1,002,324

Commercial Banks — 2.5%
6,937	Associated Banc-Corp (a)	187,923
2,675	Bank of Hawaii Corporation (a)	136,800
2,719	Cathay General Bancorp (a)	72,026
2,206	City National Corporation	131,367
8,592	Colonial BancGroup, Inc. (a)	116,336
3,192	Cullen/Frost Bankers, Inc.	161,707
1,374	First Community Bancorp (a)	56,664
4,393	FirstMerit Corporation (a)	87,904
1,811	SVB Financial Group †,(a)	91,274
18,426	Synovus Financial Corp.	187,945
5,948	TCF Financial Corporation (a)	106,648
2,920	Webster Financial Corporation	93,353
1,602	Westamerica Bancorporation (a)	71,369
3,751	Wilmington Trust Corporation (a)	132,035

		1,633,351

Consumer Finance — 0.1%
6,232	AmeriCredit Corp. †,(a)	79,707

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Insurance — 3.7%
3,969	American Financial Group, Inc. (a)	$114,625
5,126	Arthur J. Gallagher & Co. (a)	123,998
6,222	Brown & Brown, Inc.	146,217
2,363	Commerce Group, Inc. (The) (a)	85,021
3,449	Everest Re Group, Ltd. (b)	346,280
11,775	Fidelity National Financial, Inc.	172,033
5,004	First American Corporation (The) (a)	170,736
2,834	Hanover Insurance Group, Inc. (The)	129,797
6,272	HCC Insurance Holdings, Inc.	179,881
2,366	Horace Mann Educators Corporation	44,812
1,941	Mercury General Corporation	96,681
12,578	Old Republic International Corporation (a)	193,827
3,829	Protective Life Corporation	157,065
2,703	StanCorp Financial Group, Inc.	136,177
2,828	Unitrin, Inc. (a)	135,716
8,796	W. R. Berkley Corporation	262,209

		2,495,075

Real Estate Investment Trusts (REITs) — 5.1%
1,740	Alexandria Real Estate Equities, Inc. (a)	176,906
5,406	AMB Property Corporation (b)	311,169
2,772	BRE Properties, Inc. (a)	112,349
3,032	Camden Property Trust	145,991
2,038	Cousins Properties Incorporated (a)	45,040
7,948	Duke Realty Corporation (a)	207,284
2,016	Equity One, Inc. (a)	46,428
3,091	Federal Realty Investment Trust	253,926
4,634	Health Care REIT, Inc. (a)	207,093
3,120	Highwoods Properties, Inc. (a)	91,666
5,125	Hospitality Properties Trust	165,128
4,997	Liberty Property Trust	143,964
3,959	Macerich Company (The)	281,327
3,707	Mack-Cali Realty Corporation	126,038
5,073	Nationwide Health Properties, Inc.	159,140
2,139	Potlatch Corporation (a)	95,057
4,260	Rayonier, Inc.	201,242
5,518	Realty Income Corporation (a)	149,096
3,800	Regency Centers Corporation	245,062

See Notes to Financial Statements.

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (Continued)
7,325	UDR, Inc.	$145,401
4,134	Weingarten Realty Investors (a)	129,973

		3,439,280

Real Estate Management & Development — 0.2%
2,021	Jones Lang LaSalle Incorporated (a)	143,814

Thrifts & Mortgage Finance — 1.1%
4,456	Astoria Financial Corporation	103,691
5,757	First Niagara Financial Group, Inc. (a)	69,314
4,394	IndyMac Bancorp, Inc. (a)	26,144
17,667	New York Community Bancorp, Inc. (a)	310,586
4,428	PMI Group, Inc. (The) (a)	58,804
4,389	Radian Group, Inc. (a)	51,264
4,773	Washington Federal, Inc. (a)	100,758

		720,561

Total Financials		9,514,112

Health Care — 11.8%
Biotechnology — 1.2%
3,660	Cephalon, Inc. †,(a)	262,642
17,626	Millennium Pharmaceuticals, Inc. †	264,037
6,393	PDL BioPharma, Inc. †,(a)	112,005
7,222	Vertex Pharmaceuticals Incorporated †,(a)	167,767

		806,451

Health Care Equipment & Supplies — 4.3%
3,303	Advanced Medical Optics, Inc. †,(a)	81,023
3,424	Beckman Coulter, Inc.	249,267
8,268	Dentsply International, Inc. (a),(b)	372,225
3,095	Edwards Lifesciences Corporation †	142,339
2,937	Gen-Probe Incorporated †	184,825
3,384	Hillenbrand Industries, Inc. (a)	188,590
6,843	Hologic, Inc. †,(a),(b)	469,704
2,086	Intuitive Surgical, Inc. †,(b)	676,907
2,950	Kinetic Concepts, Inc. †,(a)	158,002
4,220	ResMed, Inc. †,(a)	221,677
3,462	STERIS Corporation	99,844

		2,844,403

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services — 2.8%
2,386	Apria Healthcare Group, Inc. †,(a)	$51,466
5,219	Community Health Systems, Inc. †,(a)	192,372
13,248	Health Management Associates, Inc., Class A (a)	79,223
6,016	Health Net, Inc. †	290,573
4,888	Henry Schein, Inc. †,(a)	300,123
1,630	Kindred Healthcare, Inc. †,(a)	40,718
3,172	LifePoint Hospitals, Inc. †	94,335
4,376	Lincare Holdings, Inc. †,(a)	153,860
6,635	Omnicare, Inc. (a)	151,345
3,000	Psychiatric Solutions, Inc. †,(a)	97,500
2,940	Universal Health Services, Inc., Class B	150,528
4,599	VCA Antech, Inc. †	203,414
2,276	WellCare Health Plans Inc. †,(a)	96,525

		1,901,982

Health Care Technology — 0.3%
3,623	Cerner Corporation †,(a)	204,337

Life Sciences Tools & Services — 2.2%
3,768	Affymetrix, Inc. †,(a)	87,192
3,708	Charles River Laboratories International, Inc. †	243,986
3,485	Covance, Inc. †	301,871
2,542	Invitrogen Corporation †	237,448
5,712	Pharmaceutical Product Development, Inc.	230,594
2,157	Techne Corporation †	142,470
1,661	Varian, Inc. †	108,463
1,627	Ventana Medical Systems, Inc. †	141,923

		1,493,947

Pharmaceuticals — 1.0%
7,321	Endo Pharmaceuticals Holdings Inc. †	195,251
3,071	Medicis Pharmaceutical Corporation, Class A (a)	79,754
1,846	Par Pharmaceutical Companies, Inc. †,(a)	44,304
4,235	Perrigo Company	148,267
6,098	Sepracor, Inc. †,(a),(b)	160,073
4,967	Valeant Pharmaceuticals International †,(a)	59,455

		687,104

Total Health Care		7,938,224

See Notes to Financial Statements.

Shares		Value

Industrials — 14.3%
Aerospace & Defense — 0.9%
1,785	Alliant Techsystems, Inc. †,(a)	$203,062
5,054	BE Aerospace, Inc. †	267,356
2,249	DRS Technologies, Inc.	122,053

		592,471

Airlines — 0.2%
5,006	AirTran Holdings, Inc. †,(a)	35,843
2,200	Alaska Air Group, Inc. †,(a)	55,022
9,841	JetBlue Airways Corporation †,(a)	58,062

		148,927

Commercial Services & Supplies — 3.3%
2,647	Brink’s Company (The)	158,132
3,905	ChoicePoint Inc. †	142,220
3,840	Copart, Inc. †	163,392
1,935	Corporate Executive Board Company (The) (a)	116,293
2,846	Deluxe Corporation	93,605
3,164	Dun & Bradstreet Corporation (The) (a)	280,425
3,328	Herman Miller, Inc.	107,794
2,511	HNI Corporation (a)	88,036
1,260	Kelly Services, Inc., Class A (a)	23,512
2,546	Korn/Ferry International †	47,916
4,423	Manpower Inc. (a)	251,669
1,595	Mine Safety Appliances Company (a)	82,733
2,494	Navigant Consulting, Inc. †,(a)	34,093
8,773	Republic Services, Inc.	275,033
2,320	Rollins, Inc.	44,544
4,744	Stericycle, Inc. †	281,793

		2,191,190

Construction & Engineering — 1.3%
1,922	Granite Construction, Inc.	69,538
9,249	KBR, Inc. †,(b)	358,861
9,331	Quanta Services, Inc. †,(a)	244,845
4,359	URS Corporation †	236,825

		910,069

Electrical Equipment — 1.3%
5,826	AMETEK, Inc.	272,890
3,164	Hubbell Incorporated, Class B	163,263

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment (Continued)
4,819	Roper Industries, Inc.	$301,380
2,783	Thomas & Betts Corporation †	136,478

		874,011

Industrial Conglomerates — 0.4%
3,385	Carlisle Companies Incorporated	125,346
2,156	Teleflex, Inc.	135,850

		261,196

Machinery — 5.1%
5,000	AGCO Corporation †,(a),(b)	339,900
2,789	Crane Co.	119,648
3,891	Donaldson Company, Inc.	180,465
2,615	Federal Signal Corporation (a)	29,340
3,119	Flowserve Corporation	300,048
3,433	Graco Inc.	127,914
4,597	Harsco Corporation	294,530
4,449	IDEX Corporation	160,742
5,898	Joy Global, Inc. (b)	388,206
4,256	Kennametal Inc.	161,132
2,354	Lincoln Electric Holdings, Inc.	167,558
1,843	Nordson Corporation (a)	106,820
4,051	Oshkosh Truck Corporation (a)	191,450
5,430	Pentair, Inc. (a)	189,018
2,860	SPX Corporation	294,151
5,229	Timken Company (The)	171,773
4,449	Trinity Industries, Inc. (a)	123,504
2,661	Westinghouse Air Brake Technologies Corporation	91,645

		3,437,844

Marine — 0.2%
2,336	Alexander & Baldwin, Inc. (a)	120,678

Road & Rail — 0.8%
5,668	Avis Budget Group, Inc. †	73,684
2,464	Con-way Inc. (a)	102,355
4,779	J.B. Hunt Transport Services, Inc. (a)	131,661
4,197	Kansas City Southern †	144,083

See Notes to Financial Statements.

Shares		Value

Industrials (Continued)
Road & Rail (Continued)
2,462	Werner Enterprises, Inc. (a)	$41,928
3,091	YRC Worldwide, Inc. †,(a)	52,825

		546,536

Trading Companies & Distributors — 0.8%
6,879	Fastenal Company (a)	278,049
2,615	GATX Corporation (a)	95,918
2,596	MSC Industrial Direct Co., Inc., Class A	105,060
4,121	United Rentals, Inc. †	75,662

		554,689

Total Industrials		9,637,611

Information Technology — 13.8%
Communications Equipment — 2.3%
21,652	3Com Corporation †	97,867
6,415	ADC Telecommunications, Inc. †,(a)	99,753
3,187	ADTRAN, Inc.	68,138
2,728	Avocent Corporation †,(a)	63,590
3,914	CommScope, Inc. †,(a)	192,615
2,236	Dycom Industries, Inc. †,(a)	59,589
4,635	F5 Networks, Inc. †,(a)	132,190
8,206	Foundry Networks, Inc. †	143,769
7,482	Harris Corporation (b)	468,972
2,652	Plantronics, Inc. (a)	68,952
4,955	Polycom, Inc. †,(a)	137,650

		1,533,085

Computers & Peripherals — 1.2%
3,592	Diebold, Inc.	104,096
1,780	Imation Corp. (a)	37,380
9,881	NCR Corporation †,(a)	248,013
5,723	Palm, Inc. (a)	36,284
12,016	Western Digital Corporation †,(a),(b)	363,003

		788,776

Electronic Equipment & Instruments — 2.2%
9,732	Amphenol Corporation, Class A (b)	451,273
6,700	Arrow Electronics, Inc. †,(a)	263,176
8,191	Avnet, Inc. †,(a)	286,439
8,006	Ingram Micro Inc., Class A †	144,428

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund
 Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
4,584	KEMET Corporation †,(a)	$30,392
3,129	National Instruments Corporation	104,290
3,027	Tech Data Corporation †	114,178
10,094	Vishay Intertechnology, Inc. †	115,173

		1,509,349

Information Technology Services — 2.2%
3,888	Acxiom Corporation	45,606
4,298	Alliance Data Systems Corporation †,(a),(b)	322,307
7,611	Broadridge Financial Solutions Inc.	170,715
1,938	CSG Systems International, Inc. †,(a)	28,527
2,818	DST Systems, Inc. †,(a)	232,626
3,759	Gartner, Inc. †,(a)	66,008
4,307	Global Payments Inc.	200,362
4,679	Metavante Technologies, Inc. †	109,114
4,512	MoneyGram International, Inc. (a)	69,350
5,495	MPS Group, Inc. †	60,115
4,198	NeuStar, Inc., Class A †,(a)	120,399
2,325	SRA International, Inc., Class A †,(a)	68,471

		1,493,600

Internet Software & Services — 0.3%
2,206	Digital River, Inc. †,(a)	72,952
5,359	ValueClick, Inc. †,(a)	117,362

		190,314

Office Electronics — 0.2%
3,713	Zebra Technologies Corporation, Class A †	128,841

Semiconductors & Semiconductor Equipment — 2.5%
24,518	Atmel Corporation †	105,918
4,655	Cree, Inc. †,(a)	127,873
8,690	Cypress Semiconductor Corporation †,(b)	313,101
6,792	Fairchild Semiconductor International, Inc. †	98,009
10,380	Integrated Device Technology, Inc. †	117,398
3,958	International Rectifier Corporation †	134,453
7,147	Intersil Corporation, Class A	174,958
7,374	Lam Research Corporation †,(b)	318,778
15,826	RF Micro Devices, Inc. †,(a)	90,366
3,506	Semtech Corporation †,(a)	54,413

See Notes to Financial Statements.

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
3,009	Silicon Laboratories, Inc. †	$112,627
7,720	TriQuint Semiconductor, Inc. †,(a)	51,184

		1,699,078

Software — 2.9%
1,952	ACI Worldwide, Inc. †,(a)	37,166
15,903	Activision, Inc. †,(b)	472,319
976	Advent Software, Inc. †,(a)	52,802
14,675	Cadence Design Systems, Inc. †,(a)	249,622
2,746	Fair Isaac Corporation (a)	88,284
4,300	Jack Henry & Associates, Inc. (a)	104,662
2,895	Macrovision Corporation †	53,065
8,694	McAfee, Inc. †,(b)	326,025
4,899	Mentor Graphics Corporation †,(a)	52,811
6,329	Parametric Technology Corporation †	112,973
4,895	Sybase, Inc. †	127,711
7,911	Synopsys, Inc. †	205,132
4,193	Wind River Systems, Inc. †,(a)	37,443

		1,920,015

Total Information Technology		9,263,058

Materials — 6.5%
Chemicals — 3.5%
4,490	Airgas, Inc. (a)	233,974
4,342	Albemarle Corporation (a)	179,107
3,564	Cabot Corporation (a)	118,824
2,623	CF Industries Holdings, Inc.	288,687
13,169	Chemtura Corporation	102,718
2,296	Cytec Industries, Inc. (a)	141,388
2,375	Ferro Corporation	49,234
4,127	FMC Corporation (a),(b)	225,128
3,744	Lubrizol Corporation (The)	202,775
1,051	Minerals Technologies, Inc. (a)	70,364
4,050	Olin Corporation	78,287
6,627	RPM International, Inc. (a)	134,528
2,419	Scotts Miracle-Gro Company (The)	90,519
2,566	Sensient Technologies Corporation	72,566

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund
 Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Chemicals (Continued)
5,068	Terra Industries Inc. †	$242,048
5,489	Valspar Corporation (The) (a)	123,722

		2,353,869

Construction Materials — 0.5%
2,285	Martin Marietta Materials, Inc. (a)	302,991

Containers & Packaging — 0.6%
5,073	Packaging Corporation of America	143,059
5,428	Sonoco Products Company	177,387
6,000	Temple-Inland, Inc.	108,000

		428,446

Metals & Mining — 1.8%
2,683	Carpenter Technology Corporation (a)	201,681
2,283	Cleveland-Cliffs, Inc. (a)	230,126
6,475	Commercial Metals Company	190,689
3,554	Reliance Steel & Aluminum Co.	192,627
5,270	Steel Dynamics, Inc. (a)	313,934
3,590	Worthington Industries, Inc. (a)	64,189

		1,193,246

Paper & Forest Products — 0.1%
5,648	Louisiana-Pacific Corporation (a)	77,265

Total Materials		4,355,817

Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.1%
13,545	Cincinnati Bell, Inc. †	64,339

Wireless Telecommunication Services — 0.5%
5,801	Telephone & Data Systems, Inc. (b)	363,142

Total Telecommunication Services		427,481

Utilities — 7.3%
Electric Utilities — 1.7%
6,199	DPL, Inc. (a)	183,800
4,704	Great Plains Energy, Inc. (a)	137,921
4,533	Hawaiian Electric Industries, Inc. (a)	103,217
2,456	IDACORP, Inc. (a)	86,500
8,462	Northeast Utilities	264,945

See Notes to Financial Statements.

Shares		Value

Utilities (Continued)
Electric Utilities (Continued)
12,759	Sierra Pacific Resources	$216,648
5,041	Westar Energy, Inc.	130,764

		1,123,795

Gas Utilities — 2.0%
4,180	AGL Resources, Inc.	157,335
3,919	Energen Corporation	251,717
6,642	Equitable Resources, Inc. (b)	353,886
4,557	National Fuel Gas Company (a)	212,721
5,663	ONEOK, Inc.	253,533
2,699	WGL Holdings, Inc. (a)	88,419

		1,317,611

Multi-Utilities — 3.4%
6,022	Alliant Energy Corporation (a)	245,035
20,522	Aquila, Inc. †,(a)	76,547
2,061	Black Hills Corporation (a)	90,890
8,641	Energy East Corporation	235,121
9,957	MDU Resources Group, Inc.	274,913
5,831	NSTAR	211,199
5,011	OGE Energy Corp.	181,849
4,191	PNM Resources, Inc. (a)	89,897
6,397	Puget Energy, Inc.	175,470
6,369	SCANA Corporation	268,453
4,177	Vectren Corporation	121,175
6,384	Wisconsin Energy Corporation (b)	310,965

		2,281,514

Water Utilities — 0.2%
7,274	Aqua America, Inc. (a)	154,209

Total Utilities		4,877,129

TOTAL COMMON STOCKS
(Cost $42,503,224)		61,940,236

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund
 Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITY — 4.7%
(Cost $3,127,134)
3,127,134	Institutional Money Market Fund (c)	$3,127,134

Principal
Amount
U.S. TREASURY BILL — 0.7%
(Cost $498,021)
$500,000	4.750% due 01/31/2008 (b),(d)	498,021

Shares
COLLATERAL FOR SECURITIES ON LOAN — 22.1%
(Cost $14,866,853)
14,866,853	State Street Navigator Securities Lending Trust – Prime Portfolio (e)	14,866,853

TOTAL INVESTMENTS
(Cost $60,995,232)	119.7%	80,432,244
OTHER ASSETS AND LIABILITIES (Net)	(19.7)	(13,223,950)

NET ASSETS	100.0%	$67,208,294

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(c)	Affiliated company security (see Notes to Financial Statements, Note 3).

(d)	Rate represents annualized yield at date of purchase.

(e)	At December 31, 2007, the market value of the securities on loan is $14,570,670.

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 101.0%
Consumer Discretionary — 12.9%
Auto Components — 0.2%
2,820	Drew Industries Incorporated †,(a)	$77,268
5,057	Spartan Motors, Inc. (a)	38,636
1,856	Standard Motor Products, Inc.	15,145
3,589	Superior Industries International, Inc. (a)	65,212

		196,261

Automobiles — 0.3%
2,444	Coachmen Industries, Inc. (a)	14,542
9,961	Fleetwood Enterprises, Inc. †,(a)	59,567
4,648	Monaco Coach Corporation (a)	41,274
4,581	Winnebago Industries, Inc. (a)	96,293

		211,676

Distributors — 0.5%
2,834	Audiovox Corporation, Class A †	35,141
4,554	Building Materials Holding Corporation (a)	25,184
17,547	LKQ Corporation †,(a),(b)	368,838

		429,163

Diversified Consumer Services — 0.5%
4,073	Bright Horizons Family Solutions, Inc. †	140,681
4,334	Coinstar, Inc. †,(a)	122,002
821	CPI Corporation (a)	19,335
1,358	Pre-Paid Legal Services, Inc. †,(a)	75,165
3,637	Universal Technical Institute, Inc. †,(a)	61,829

		419,012

Hotels, Restaurants & Leisure — 2.9%
2,373	Buffalo Wild Wings, Inc. †,(a)	55,101
4,525	California Pizza Kitchen, Inc. †,(a)	70,454
4,560	CEC Entertainment, Inc. †	118,378
8,477	CKE Restaurants, Inc. (a)	111,896
2,318	IHOP Corp. (a)	84,792
9,284	Jack in the Box, Inc. †	239,249
1,927	Landry’s Restaurants, Inc. (a)	37,962
3,343	Marcus Corporation (The)	51,649
2,190	Monarch Casino & Resort, Inc. †,(a)	52,735
3,578	Multimedia Games, Inc. †	29,841
3,441	O’Charley’s Inc. (a)	51,546

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Hotels, Restaurants & Leisure (Continued)
4,030	P. F. Chang’s China Bistro, Inc. †,(a)	$92,045
5,003	Panera Bread Company, Class A †,(a)	179,208
3,202	Papa John’s International, Inc. †	72,685
1,936	Peet’s Coffee & Tea, Inc. †,(a)	56,280
9,275	Pinnacle Entertainment, Inc. †,(a)	218,519
2,602	Red Robin Gourmet Burgers, Inc. †,(a)	83,238
2,950	Ruth’s Chris Steak House, Inc. †,(a)	26,373
5,462	Shuffle Master, Inc. †,(a)	65,489
9,422	Sonic Corporation †,(a),(b)	206,342
4,401	Steak n Shake Company (The) †,(a)	47,971
8,349	Texas Roadhouse, Inc. †,(a)	92,340
9,779	Triarc Companies, Inc., Class B (a)	85,664
6,430	WMS Industries, Inc. †,(a)	235,595

		2,365,352

Household Durables — 0.8%
1,830	Bassett Furniture Industries, Inc.	17,092
11,960	Champion Enterprises, Inc. †,(a)	112,663
4,614	Ethan Allen Interiors Inc. (a)	131,499
7,971	La-Z-Boy, Inc. (a)	63,210
2,255	Libbey, Inc.	35,719
1,918	M/I Homes, Inc.	20,139
4,069	Meritage Homes Corporation †,(a)	59,285
731	National Presto Industries, Inc.	38,495
2,591	Russ Berrie & Company, Inc. †,(a)	42,389
1,053	Skyline Corporation (a)	30,906
10,067	Standard Pacific Corp. (a),(b)	33,724
2,258	Universal Electronics Inc. †	75,508

		660,629

Internet & Catalog Retail — 0.3%
2,488	Blue Nile, Inc. †,(a)	169,333
3,794	PetMed Express, Inc. †,(a)	45,907
2,520	Stamps.com Inc. †,(a)	30,694

		245,934

Leisure Equipment & Products — 0.9%
1,864	Arctic Cat, Inc. (a)	22,256
4,377	JAKKS Pacific, Inc. †,(a)	103,341

See Notes to Financial Statements.

Shares		Value

Consumer Discretionary (Continued)
Leisure Equipment & Products (Continued)
2,869	MarineMax, Inc. †,(a)	$44,469
4,892	Nautilus Group, Inc. (The) (a)	23,726
5,425	Polaris Industries, Inc. (a)	259,152
7,364	Pool Corporation (a)	146,028
2,938	RC2 Corporation †	82,470
3,534	Sturm Ruger & Company, Inc. †,(a)	29,262

		710,704

Media — 0.5%
2,048	4Kids Entertainment, Inc. †,(a)	26,931
4,377	Arbitron, Inc. (a)	181,952
11,371	Live Nation, Inc. †,(a)	165,107
12,578	Radio One, Inc., Class D †	29,810

		403,800

Multiline Retail — 0.1%
6,247	Fred’s, Inc., Class A (a)	60,158
4,625	Tuesday Morning Corporation (a)	23,449

		83,607

Specialty Retail — 3.2%
8,410	Aaron Rents, Inc. (a)	161,808
3,428	Big 5 Sporting Goods Corporation	49,432
6,859	Brown Shoe Company, Inc.	104,051
6,125	Cabela’s Incorporated †,(a)	92,304
4,839	Cato Corporation, Class A	75,779
3,871	Charlotte Russe Holding, Inc. †	62,517
3,652	Children’s Place Retail Stores, Inc. (The) †,(a)	94,696
5,491	Christopher & Banks Corporation (a)	62,872
6,994	Dress Barn (The) †,(a)	87,495
6,587	Finish Line, Inc. (The), Class A	15,940
3,534	Genesco, Inc. †,(a)	133,585
3,531	Group 1 Automotive, Inc. (a)	83,861
4,443	Gymboree Corporation †	135,334
3,384	Haverty Furniture Companies, Inc. (a)	30,422
4,822	Hibbett Sports, Inc. †	96,344
6,757	Hot Topic, Inc. †	39,326
3,873	Jo-Ann Stores, Inc. †,(a)	50,659
2,818	Jos. A. Bank Clothiers Inc. †,(a)	80,172
2,477	Lithia Motors, Inc., Class A (a)	34,009

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Specialty Retail (Continued)
8,115	Men’s Wearhouse, Inc. (The)	$218,943
2,218	Midas, Inc. †	32,516
6,425	Pep Boys — Manny, Moe & Jack (The) (a)	73,759
7,259	Select Comfort Corporation †,(a)	50,886
4,824	Sonic Automotive, Inc., Class A (a)	93,393
6,419	Stage Stores, Inc.	95,001
4,004	Stein Mart, Inc. (a)	18,979
5,197	Tractor Supply Company †,(a)	186,780
3,822	Tween Brands, Inc. †	101,206
6,915	Zale Corporation †,(a)	111,055
2,787	Zumiez Inc. †,(a)	67,891

		2,541,015

Textiles, Apparel & Luxury Goods — 2.7%
12,783	Crocs, Inc. †,(a),(b)	470,542
2,012	Deckers Outdoor Corporation †,(a)	311,981
7,208	Fossil, Inc. †	302,592
8,823	Iconix Brand Group, Inc. †	173,460
4,148	K-Swiss, Inc., Class A (a)	75,079
4,003	Kellwood Company	66,610
2,920	Maidenform Brands, Inc. †	39,508
2,992	Movado Group, Inc.	75,668
2,413	Oxford Industries, Inc. (a)	62,183
19,066	Quiksilver, Inc. †,(a)	163,586
5,033	Skechers U.S.A., Inc., Class A †	98,194
2,213	UniFirst Corporation	84,094
2,265	Volcom, Inc. †,(a)	49,898
8,101	Wolverine World Wide, Inc.	198,636

		2,172,031

Total Consumer Discretionary		10,439,184

Consumer Staples — 3.6%
Beverages — 0.1%
1,582	Boston Beer Company (The), Inc., Class A †	59,562

Food & Staples Retailing — 1.5%
2,775	Andersons, Inc. (The)	124,320
7,857	Casey’s General Stores, Inc.	232,646
3,554	Great Atlantic & Pacific Tea Company, Inc. (The) †,(a)	111,347

See Notes to Financial Statements.

Shares		Value

Consumer Staples (Continued)
Food & Staples Retailing (Continued)
4,912	Longs Drug Stores Corporation	$230,864
2,097	Nash Finch Company (a)	73,982
5,500	Performance Food Group Company †	147,785
3,391	Spartan Stores Inc.	77,484
6,641	United Natural Foods, Inc. †,(a)	210,653

		1,209,081

Food Products — 1.3%
12,131	Flowers Foods, Inc. †	283,987
6,152	Hain Celestial Group, Inc. (The) †,(a)	196,864
2,175	J&J Snack Foods Corporation	68,034
4,837	Lance, Inc.	98,771
3,980	Ralcorp Holdings, Inc. †	241,944
2,372	Sanderson Farms, Inc. (a)	80,126
4,837	TreeHouse Foods, Inc. †	111,203

		1,080,929

Household Products — 0.2%
11,135	Central Garden & Pet Company †,(a)	59,683
6,328	Spectrum Brands, Inc. †,(a)	33,728
2,612	WD-40 Company (a)	99,178

		192,589

Personal Products — 0.4%
2,943	Chattem, Inc. †,(a)	222,314
2,420	Mannatech, Incorporated (a)	15,295
1,300	USANA Health Sciences, Inc. †,(a)	48,204

		285,813

Tobacco — 0.1%
13,797	Alliance One International, Inc. †	56,154

Total Consumer Staples		2,884,128

Energy — 8.4%
Energy Equipment & Services — 5.3%
4,272	Atwood Oceanics, Inc. †,(b)	428,225
3,487	Basic Energy Services, Inc. †,(a)	76,540
3,683	Bristow Group Inc. †,(a)	208,642
3,151	CARBO Ceramics Inc. (a)	117,217
4,201	Dril-Quip, Inc. †	233,828
1,692	Gulf Island Fabrication, Inc.	53,653

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
14,159	Helix Energy Solutions Group, Inc. †,(a),(b)	$587,599
3,573	Hornbeck Offshore Services Inc. †,(a)	160,606
12,766	ION Geophysical Corporation †,(a)	201,448
2,279	Lufkin Industries, Inc. (a)	130,564
4,124	Matrix Service Company †	89,986
2,858	NATCO Group Inc. †	154,761
8,538	Oceaneering International, Inc. †,(b)	575,034
7,697	Pioneer Drilling Company †	91,440
3,588	SEACOR Holdings, Inc. †,(a)	332,751
2,438	Superior Well Services, Inc. †,(a)	51,734
11,520	TETRA Technologies, Inc. †,(a)	179,366
7,190	Unit Corporation †,(b)	332,538
4,757	W-H Energy Services, Inc. †	267,391

		4,273,323

Oil, Gas & Consumable Fuels — 3.1%
15,053	Cabot Oil & Gas Corporation (b)	607,689
12,344	Massey Energy Company (b)	441,298
4,105	Patriot Coal Corporation †	171,343
5,872	Penn Virginia Corporation	256,195
2,310	Petroleum Development Corporation †,(a)	136,590
9,747	St. Mary Land & Exploration Company (b)	376,332
4,345	Stone Energy Corporation †	203,824
4,667	Swift Energy Company †	205,488
4,431	World Fuel Services Corporation	128,632

		2,527,391

Total Energy		6,800,714

Financials — 16.2%
Capital Markets — 1.0%
6,799	Investment Technology Group, Inc. †	323,564
8,389	LaBranche & Co. Inc. †,(a)	42,281
6,834	optionsXpress Holdings, Inc.	231,126
2,712	Piper Jaffray Companies, Inc. †,(a)	125,620
3,483	SWS Group, Inc. (a)	44,130
4,449	TradeStation Group, Inc. †	63,220

		829,941

See Notes to Financial Statements.

Shares		Value

Financials (Continued)
Commercial Banks — 5.6%
2,625	Alabama National Bancorporation (a)	$204,251
5,802	Boston Private Financial Holdings, Inc. (a)	157,118
4,415	Cascade Bancorp (a)	61,457
4,632	Central Pacific Financial Corp. (a)	85,507
2,774	Columbia Banking System, Inc.	82,471
4,600	Community Bank System, Inc. (a)	91,402
9,771	East West Bancorp, Inc. (a)	236,751
11,759	First Bancorp	85,723
9,858	First Commonwealth Financial Corporation (a)	104,988
4,750	First Financial Bancorp (a)	54,150
2,000	First Indiana Corporation (a)	64,000
7,532	First Midwest Bancorp, Inc. (a)	230,479
6,447	Frontier Financial Corporation (a)	119,721
8,313	Glacier Bancorp, Inc. (a)	155,786
3,831	Hancock Holding Company (a)	146,344
6,118	Hanmi Financial Corporation (a)	52,737
3,083	Independent Bank Corporation (a)	29,288
2,911	Irwin Financial Corporation (a)	21,396
3,377	Nara Bancorp, Inc.	39,410
2,958	PrivateBancorp, Inc. (a)	96,579
5,951	Prosperity Bancshares, Inc. (a)	174,900
4,941	Provident Bankshares Corporation (a)	105,688
4,602	Signature Bank †	155,317
11,229	South Financial Group, Inc. (a),(b)	175,509
2,760	Sterling Bancorp	37,646
11,318	Sterling Bancshares, Inc.	126,309
7,973	Sterling Financial Corporation (a)	133,867
13,220	Susquehanna Bancshares, Inc. (a)	243,777
16,179	UCBH Holdings, Inc. (a),(b)	229,095
5,625	UMB Financial Corporation	215,775
9,292	Umpqua Holdings Corporation (a)	142,539
5,978	United Bankshares, Inc. (a)	167,503
6,191	United Community Banks, Inc. (a)	97,818
10,496	Whitney Holding Corporation (a)	274,470
2,728	Wilshire Bancorp, Inc. (a)	21,415
3,630	Wintrust Financial Corporation (a)	120,262

		4,541,448

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Consumer Finance — 0.4%
4,527	Cash America International, Inc.	$146,222
4,473	First Cash Financial Services, Inc. †,(a)	65,664
4,162	Rewards Network, Inc. †,(a)	20,685
2,613	World Acceptance Corporation †,(a)	70,499

		303,070

Diversified Financial Services — 0.2%
3,978	Financial Federal Corporation (a)	88,670
2,342	Portfolio Recovery Associates, Inc. (a)	92,907

		181,577

Insurance — 3.1%
6,822	Delphi Financial Group, Inc.	240,680
5,741	Hilb Rogal & Hobbs Company	232,912
2,536	Infinity Property & Casualty Corporation (a)	91,626
2,413	LandAmerica Financial Group, Inc. (a)	80,715
2,613	Navigators Group, Inc. (The) †	169,871
9,035	Philadelphia Consolidated Holding Corp. †	355,527
3,342	Presidential Life Corporation	58,518
5,065	ProAssurance Corporation †	278,170
2,997	RLI Corporation	170,200
2,509	Safety Insurance Group, Inc.	91,880
1,281	SCPIE Holdings, Inc. †,(a)	35,189
8,228	Selective Insurance Group, Inc.	189,162
2,795	Stewart Information Services Corporation	72,921
3,128	Tower Group, Inc.	104,475
3,429	United Fire & Casualty Company	99,750
5,747	Zenith National Insurance Corp.	257,063

		2,528,659

Real Estate Investment Trusts (REITs) — 4.6%
4,988	Acadia Realty Trust	127,743
10,149	BioMed Realty Trust, Inc.	235,152
7,292	Colonial Properties Trust	165,018
14,686	DiamondRock Hospitality Company	219,996
3,691	EastGroup Properties, Inc.	154,468
4,353	Entertainment Properties Trust	204,591
3,904	Essex Property Trust, Inc. (a),(b)	380,601
10,100	Extra Space Storage Inc.	144,430

See Notes to Financial Statements.

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (Continued)
9,043	Inland Real Estate Corporation (a)	$128,049
5,079	Kilroy Realty Corporation	279,142
4,492	Kite Realty Group Trust	68,593
9,871	Lexington Corporate Properties Trust (a)	143,524
3,128	LTC Properties, Inc.	78,357
7,799	Medical Properties Trust, Inc.	79,472
3,965	Mid-America Apartment Communities, Inc.	169,504
11,145	National Retail Properties, Inc.	260,570
2,396	Parkway Properties Inc.	88,604
2,482	PS Business Parks, Inc.	130,429
13,749	Senior Housing Properties Trust	311,827
3,357	Sovran Self Storage, Inc.	134,616
4,855	Tanger Factory Outlet Centers, Inc. (a)	183,082

		3,687,768

Real Estate Management & Development — 0.2%
5,500	Forestar Real Estate Group Inc.	129,745

Thrifts & Mortgage Finance — 1.1%
2,739	Anchor Bancorp Wisconsin, Inc. (a)	64,421
8,154	Bank Mutual Corporation	86,188
6,447	BankAtlantic Bancorp, Inc., Class A (a)	26,433
4,860	BankUnited Financial Corporation, Class A (a)	33,534
9,144	Brookline Bancorp, Inc. (a)	92,903
5,051	Corus Bankshares, Inc. (a)	53,894
3,912	Dime Community Bancshares, Inc.	49,956
3,022	Downey Financial Corporation (a)	94,014
2,114	FirstFed Financial Corporation †,(a)	75,724
5,699	Flagstar Bancorp, Inc. (a)	39,722
3,933	Franklin Bank Corp. †,(a)	16,951
10,740	Fremont General Corporation †,(a),(b)	37,590
5,500	Guaranty Financial Group Inc. †	88,000
1,919	Triad Guaranty Inc. †,(a)	18,806
11,678	TrustCo Bank Corp NY (a)	115,846

		893,982

Total Financials		13,096,190

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care — 14.0%
Biotechnology — 1.0%
5,353	ArQule, Inc. †,(a)	$31,047
4,737	LifeCell Corporation †,(a)	204,212
5,006	Martek Biosciences Corporation †,(a)	148,078
10,255	Regeneron Pharmaceuticals, Inc. †	247,658
6,809	Savient Pharmaceuticals, Inc. †	156,403

		787,398

Health Care Equipment & Supplies — 5.3%
11,199	American Medical Systems Holdings, Inc. †,(a)	161,938
2,070	Analogic Corporation	140,180
4,328	ArthroCare Corp. †,(a)	207,960
3,703	BioLase Technology, Inc. †,(a)	8,739
4,435	CONMED Corporation †,(a)	102,493
6,945	Cooper Companies, Inc. (The) (a),(b)	263,910
3,842	CryoLife, Inc. †,(a)	30,544
3,474	Cyberonics, Inc. †,(a)	45,718
2,007	Datascope Corporation	73,055
3,484	Greatbatch, Inc. †,(a)	69,645
3,939	Haemonetics Corporation †	248,236
1,915	ICU Medical, Inc. †,(a)	68,959
9,492	IDEXX Laboratories, Inc. †,(b)	556,516
10,843	Immucor, Inc. †,(b)	368,554
2,860	Integra LifeSciences Holdings Corporation †,(a)	119,920
4,957	Invacare Corporation (a)	124,916
1,899	Kensey Nash Corporation †	56,818
5,262	Mentor Corporation (a)	205,744
6,182	Meridian Bioscience, Inc.	185,955
4,233	Merit Medical Systems, Inc. †	58,839
2,737	Osteotech, Inc. †	21,403
2,836	Palomar Medical Technologies, Inc. †,(a)	43,447
2,633	Possis Medical, Inc. †,(a)	38,389
11,480	Respironics, Inc. †,(b)	751,710
2,336	SurModics, Inc. †,(a)	126,775
5,493	Symmetry Medical Inc. †,(a)	95,743
5,158	Theragenics Corporation †	18,466
1,234	Vital Signs, Inc.	63,082

		4,257,654

See Notes to Financial Statements.

Shares		Value

Health Care (Continued)
Health Care Providers & Services — 5.0%
4,065	Amedisys, Inc. †,(a)	$197,234
8,247	AMERIGROUP Corporation †,(b)	300,603
4,667	AMN Healthcare Services, Inc. †	80,132
4,818	AmSurg Corporation †	130,375
6,747	Centene Corporation †	185,138
3,709	Chemed Corporation	207,259
4,947	Cross Country Healthcare, Inc. †,(a)	70,445
4,337	Gentiva Health Services, Inc. †	82,576
5,735	HealthExtras, Inc. †,(a)	149,569
5,524	Healthways, Inc. †,(a)	322,823
10,640	Hooper Holmes, Inc. †	18,301
5,008	inVentiv Health, Inc. †	155,048
2,955	LCA-Vision Inc. (a)	59,011
2,233	LHC Group, Inc. †	55,780
3,320	Matria Healthcare, Inc. †,(a)	78,916
2,110	MedCath Corporation †	51,822
2,198	Molina Healthcare, Inc. †	85,063
5,070	Odyssey Healthcare, Inc. †	56,074
6,330	Owens & Minor, Inc.	268,582
7,503	Pediatrix Medical Group, Inc. †,(b)	511,329
4,707	PharMerica Corporation †,(a)	65,333
10,030	PSS World Medical Inc. †	196,287
2,680	RehabCare Group, Inc. †	60,461
3,933	Res-Care, Inc. †	98,954
8,711	Sierra Health Services, Inc. †	365,514
6,944	Sunrise Senior Living, Inc. †,(a)	213,042

		4,065,671

Health Care Technology — 0.6%
8,803	Allscripts Healthcare Solutions, Inc. †,(a)	170,954
5,346	Omnicell, Inc. †	143,968
6,556	Phase Forward Incorporated †	142,593

		457,515

Life Sciences Tools & Services — 0.9%
4,494	Cambrex Corporation	37,660
2,891	Dionex Corporation †	239,548
4,838	Enzo Biochem, Inc. †,(a)	61,636
1,993	Kendle International Inc. †	97,498

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Life Sciences Tools & Services (Continued)
4,308	PAREXEL International Corporation †	$208,077
2,930	PharmaNet Development Group, Inc. †	114,885

		759,304

Pharmaceuticals — 1.2%
6,766	Alpharma, Inc., Class A †	136,335
2,102	Bradley Pharmaceuticals, Inc. †,(a)	41,409
12,497	MGI Pharma, Inc. †,(b)	506,503
3,806	Noven Pharmaceuticals, Inc. †,(a)	52,827
7,378	Salix Pharmaceuticals, Ltd. †,(a)	58,139
5,526	Sciele Pharma, Inc. †	113,007
10,834	ViroPharma Incorporated †,(a)	86,022

		994,242

Total Health Care		11,321,784

Industrials — 17.1%
Aerospace & Defense — 2.5%
5,881	AAR Corporation †	223,654
1,916	Applied Signal Technology, Inc.	26,019
4,234	Ceradyne, Inc. †	198,702
2,402	Cubic Corporation	94,158
6,894	Curtiss-Wright Corporation (a)	346,079
4,534	Esterline Technologies Corporation †	234,634
8,759	Gencorp, Inc. †,(a)	102,130
6,580	Moog, Inc., Class A †	301,430
5,441	Teledyne Technologies, Inc. †	290,169
2,590	Triumph Group, Inc. (a)	213,287

		2,030,262

Air Freight & Logistics — 0.4%
4,676	Forward Air Corporation (a)	145,751
6,012	Hub Group, Inc., Class A †	159,799

		305,550

Airlines — 0.4%
5,680	Frontier Airlines Holdings, Inc. †,(a)	29,877
4,454	Mesa Air Group, Inc. †,(a)	13,763
9,439	SkyWest, Inc.	253,437

		297,077

See Notes to Financial Statements.

Shares		Value

Industrials (Continued)
Building Products — 1.2%
4,512	Apogee Enterprises, Inc. (a)	$77,200
4,633	Gibraltar Industries, Inc. (a)	71,441
4,079	Griffon Corporation †,(a)	50,784
9,916	Lennox International Inc. (b)	410,721
3,112	NCI Building Systems, Inc. †	89,594
5,778	Simpson Manufacturing Co., Inc. (a)	153,637
2,947	Universal Forest Products, Inc. (a)	86,819

		940,196

Commercial Services & Supplies — 3.1%
6,811	ABM Industries Incorporated	138,876
3,648	Administaff, Inc.	103,165
1,514	Angelica Corporation (a)	28,917
4,138	Bowne & Company, Inc.	72,829
2,111	CDI Corporation	51,213
1,874	Consolidated Graphics, Inc. †	89,615
3,285	G & K Services, Inc., Class A	123,253
6,597	Healthcare Services Group, Inc. (a)	139,725
2,734	Heidrick & Struggles International, Inc.	101,459
8,454	Interface, Inc., Class A	137,969
5,343	Mobile Mini, Inc. †,(a)	99,059
5,492	On Assignment, Inc. †	38,499
2,729	School Specialty, Inc. †,(a)	94,287
8,680	Spherion Corporation †	63,190
1,956	Standard Register Company (The)	22,807
9,062	Tetra Tech, Inc. †	194,833
6,814	TrueBlue, Inc. †	98,667
3,877	United Stationers, Inc. †,(a)	179,156
3,187	Viad Corp.	100,646
2,121	Volt Information Sciences, Inc. †	38,729
10,537	Waste Connections, Inc. †	325,593
6,587	Watson Wyatt Worldwide, Inc., Class A	305,703

		2,548,190

Construction & Engineering — 1.3%
10,058	EMCOR Group, Inc. †	237,671
4,258	Insituform Technologies, Inc., Class A †,(a)	63,018
12,576	Shaw Group Inc. (The) †,(b)	760,093

		1,060,782

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment — 2.3%
3,438	A.O. Smith Corporation	$120,502
6,549	Acuity Brands, Inc.	294,705
7,114	Baldor Electric Company (a)	239,457
7,013	Belden CDT Inc. (a)	312,078
8,434	Brady Corporation, Class A	295,949
3,979	C&D Technologies, Inc. †,(a)	26,301

4,689	Magnetek, Inc. †,(a)	20,069
4,976	Regal Beloit Corporation	223,671
2,964	Vicor Corporation (a)	46,209
4,568	Woodward Governor Company	310,396

		1,889,337

Industrial Conglomerates — 0.1%
1,937	Standex International Corporation	33,801
3,604	Tredegar Corporation (a)	57,952

		91,753

Machinery — 3.7%
3,148	A.S.V., Inc. †,(a)	43,600
4,073	Albany International Corporation, Class A	151,108
2,973	Astec Industries, Inc. †	110,566
7,003	Barnes Group Inc.	233,830
7,681	Briggs & Stratton Corporation (b)	174,051
1,412	Cascade Corporation (a)	65,602
7,734	Clarcor, Inc. (a)	293,660
3,350	EnPro Industries, Inc. †	102,677
8,295	Gardner Denver Inc. †	273,735
4,385	Kaydon Corporation (a)	239,158
1,822	Lindsay Manufacturing Co. (a)	128,797
2,556	Lydall, Inc. †	26,889
5,741	Mueller Industries, Inc.	166,432
2,654	Robbins & Myers, Inc.	200,722
6,155	Toro Company (The) (a),(b)	335,078
2,672	Valmont Industries, Inc. (a)	238,129
4,696	Wabash National Corporation	36,112
4,867	Watts Water Technologies, Inc., Class A (a)	145,037

		2,965,183

See Notes to Financial Statements.

Shares		Value

Industrials (Continued)
Marine — 0.5%
8,290	Kirby Corporation †,(b)	$385,319

Road & Rail — 1.0%
3,902	Arkansas Best Corporation (a)	85,610
8,868	Heartland Express, Inc. (a)	125,748
8,993	Knight Transportation, Inc. (a)	133,187
8,334	Landstar System, Inc. (b)	351,278
4,393	Old Dominion Freight Line, Inc. †,(a)	101,522

		797,345

Trading Companies & Distributors — 0.6%
5,703	Applied Industrial Technologies, Inc.	165,501
3,817	Kaman Corporation	140,504
647	Lawson Products, Inc.	24,534
3,815	Watsco, Inc. (a)	140,240

		470,779

Total Industrials		13,781,773

Information Technology — 19.5%
Communications Equipment — 1.8%
21,235	Arris Group, Inc. †	211,925
1,838	Bel Fuse, Inc., Class B	53,798
2,741	Black Box Corporation	99,142
5,892	Blue Coat Systems, Inc. †	193,670
3,725	Comtech Telecommunications Corp. †	201,187
3,977	Digi International Inc. †	56,434
4,025	Ditech Networks, Inc. †,(a)	13,967
14,464	Harmonic, Inc. †	151,583
5,452	NETGEAR, Inc. †	194,473
4,243	Network Equipment Technologies, Inc. †	35,726
3,402	PCTEL, Inc. †	23,338
7,061	Symmetricom, Inc. †,(a)	33,257
2,055	Tollgrade Communications, Inc. †	16,481
4,090	ViaSat, Inc. †	140,819

		1,425,800

Computers & Peripherals — 0.9%
18,770	Adaptec, Inc. †	63,443
5,411	Avid Technology, Inc. †,(a),(b)	153,348
4,086	Hutchinson Technology, Inc. †,(a)	107,543

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals (Continued)
3,344	Intevac, Inc. †	$48,622
4,961	Novatel Wireless, Inc. †,(a)	80,368
3,254	Stratasys, Inc. †,(a)	84,083
3,977	Synaptics Incorporated †,(a)	163,693

		701,100

Electronic Equipment & Instruments — 5.8%
4,091	Agilysys, Inc.	61,856
4,940	Anixter International Inc. †,(a)	307,614
4,714	Bell Microproducts Inc. †,(a)	28,331
11,086	Benchmark Electronics, Inc. †	196,555
7,943	Brightpoint, Inc. †	122,004
6,161	Checkpoint Systems, Inc. †	160,063
6,716	Cognex Corporation	135,327
5,457	CTS Corporation	54,188
5,188	Daktronics, Inc. (a)	117,093
4,311	Electro Scientific Industries, Inc. †,(a)	85,573
2,570	FARO Technologies, Inc. †	69,853
21,050	FLIR Systems, Inc. †,(b)	658,865
3,635	Gerber Scientific, Inc. †,(a)	39,258
7,509	Insight Enterprises, Inc. †	136,964
4,744	Itron, Inc. †,(a),(b)	455,282
2,191	Keithley Instruments, Inc.	21,209
3,466	Littelfuse, Inc. †	114,239
2,873	LoJack Corporation †	48,295
3,514	Mercury Computer Systems, Inc. †,(a)	56,611
5,886	Methode Electronics, Inc., Class A	96,766
2,741	MTS Systems Corporation	116,958
5,749	Newport Corporation †,(a)	73,530
3,152	Park Electrochemical Corporation	89,012
2,581	Photon Dynamics, Inc. †,(a)	21,422
2,737	Planar Systems, Inc. †	17,517
7,202	Plexus Corp. †	189,125
3,440	RadiSys Corporation †,(a)	46,096
2,771	Rogers Corporation †	120,178
4,010	ScanSource, Inc. †,(a)	129,724
2,587	SYNNEX Corporation †	50,705
6,338	Technitrol, Inc.	181,140

See Notes to Financial Statements.

Shares		Value

Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
18,804	Trimble Navigation Ltd. †,(b)	$568,633
6,571	TTM Technologies, Inc. †	76,618
4,536	X-Rite, Inc. †	52,708

		4,699,312

Information Technology Services — 1.4%
4,653	CACI International Inc. †	208,315
8,417	CIBER, Inc. †	51,428
10,638	CyberSource Corporation †	189,037
3,611	Gevity HR, Inc. (a)	27,769
3,034	ManTech International Corporation, Class A †	132,950
2,864	MAXIMUS, Inc. (a)	110,579
2,043	SI International, Inc. †	56,121
1,759	StarTek, Inc.	16,376
5,064	Sykes Enterprises, Incorporated †	91,152
6,164	Wright Express Corporation †	218,760

		1,102,487

Internet Software & Services — 1.1%
2,002	Bankrate, Inc. †,(a)	96,276
4,611	DealerTrack Holdings, Inc. †	154,330
5,157	InfoSpace, Inc. (a)	96,952
7,653	j2 Global Communications, Inc. †	162,014
4,759	Perficient, Inc. †	74,907
4,304	The Knot, Inc. †,(a)	68,606
10,491	United Online, Inc. (a)	124,004
7,034	Websense, Inc. †	119,437

		896,526

Semiconductors & Semiconductor Equipment — 3.9%
4,038	Actel Corporation †	55,159
5,544	Advanced Energy Industries, Inc. †	72,516
10,113	AMIS Holdings, Inc. †	101,332
5,226	ATMI, Inc. †	168,538
15,852	Axcelis Technologies, Inc. †,(a)	72,919
10,985	Brooks Automation, Inc. †	145,112
3,722	Cabot Microelectronics Corporation †,(a)	133,657
3,565	Cohu, Inc. (a)	54,545
4,738	Cymer, Inc. †	184,450
4,845	Diodes Incorporated †,(a)	145,689

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
5,027	DSP Group, Inc. †	$61,329
7,523	Exar Corporation †,(a)	59,958
5,625	FEI Company †,(a)	139,669
10,523	Kopin Corporation †,(a)	33,253
8,258	Kulicke & Soffa Industries, Inc. †	56,650
8,469	Micrel, Incorporated	71,563
11,985	Microsemi Corporation †,(a)	265,348
7,733	MKS Instruments, Inc. †	148,010
4,018	Pericom Semiconductor Corporation †	75,137
6,487	Photronics, Inc. †	80,893
4,521	Rudolph Technologies, Inc. †	51,178
25,065	Skyworks Solutions, Inc. †	213,052
3,620	Standard Microsystems Corporation †	141,433
2,116	Supertex, Inc. †,(a)	66,210
3,601	Ultratech, Inc. †,(a)	40,835
11,766	Varian Semiconductor Equipment Associates, Inc. †,(b)	435,342
4,924	Veeco Instruments Inc. †,(a)	82,231

		3,156,008

Software — 4.6%
2,469	Ansoft Corporation †	63,824
12,136	ANSYS, Inc. †,(b)	503,159
6,860	Blackbaud, Inc.	192,354
4,131	Captaris, Inc. †	17,846
1,429	Catapult Communications Corporation †,(a)	10,789
6,637	Concur Technologies, Inc. †,(a)	240,326
9,058	Epicor Software Corporation †,(a)	106,703
4,122	Epiq Systems, Inc. †,(a)	71,764
6,634	FactSet Research Systems, Inc. (b)	369,514
13,593	Informatica Corporation †	244,946
4,115	JDA Software Group, Inc. †	84,193
3,961	Manhattan Associates, Inc. †	104,412
6,355	MICROS Systems, Inc. †,(b)	445,867
7,162	Napster, Inc. †,(a)	14,109
4,204	Phoenix Technologies Ltd. †	54,147
6,523	Progress Software Corporation †	219,695
2,714	Quality Systems, Inc. (a)	82,750
4,144	Radiant Systems, Inc. †,(a)	71,401

See Notes to Financial Statements.

Shares		Value

Information Technology (Continued)
Software (Continued)
8,810	Secure Computing Corporation †,(a)	$84,576
4,685	Smith Micro Software, Inc. †,(a)	39,682
4,032	Sonic Solutions †,(a)	41,892
2,962	SPSS, Inc. †	106,365
11,478	Take-Two Interactive Software, Inc. †,(a)	211,769
10,241	THQ Inc. †	288,694
5,423	Tyler Technologies, Inc. †,(a)	69,902

		3,740,679

Total Information Technology		15,721,912

Materials — 4.4%
Chemicals — 1.3%
4,331	A. Schulman, Inc. (a)	93,333
3,840	Arch Chemicals, Inc.	141,120
5,331	Georgia Gulf Corporation (a)	35,291
9,308	H.B. Fuller Company	208,965
1,938	Material Sciences Corporation †	14,399
4,715	OM Group, Inc. †	271,301
6,585	OMNOVA Solutions Inc. †	29,040
1,723	Penford Corporation	44,092
14,430	PolyOne Corporation †	94,949
1,570	Quaker Chemical Corporation	34,493
6,424	Tronox Incorporated, Class B (a)	55,568
3,315	Zep Inc. †	45,979

		1,068,530

Construction Materials — 0.5%
6,567	Headwaters Incorporated †,(a)	77,096
4,240	Texas Industries, Inc. (a)	297,224

		374,320

Containers & Packaging — 0.8%
10,594	AptarGroup, Inc. (b)	433,400
4,567	Caraustar Industries, Inc. †,(a)	14,112
3,078	Chesapeake Corporation (a)	15,975
4,362	Myers Industries, Inc.	63,118
5,182	Rock-Tenn Company, Class A	131,675

		658,280

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Metals & Mining — 1.4%
2,535	A.M. Castle & Co. (a)	$68,927
3,449	AMCOL International Corporation (a)	124,267

3,162	Brush Engineered Materials, Inc. †	117,057
4,510	Century Aluminum Company †	243,269
5,765	Quanex Corporation (a)	299,204
3,578	RTI International Metals, Inc. †	246,632

		1,099,356

Paper & Forest Products — 0.4%
6,059	Buckeye Technologies, Inc. †	75,738
1,645	Deltic Timber Corporation (a)	84,701
2,316	Neenah Paper, Inc.	67,511
2,413	Schweitzer-Mauduit International, Inc.	62,521
7,867	Wausau-Mosinee Paper Corporation (a)	70,724

		361,195

Total Materials		3,561,681

Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
7,012	General Communication, Inc., Class A †	61,355

Utilities — 4.8%
Electric Utilities — 1.2%
4,013	ALLETE, Inc. (a)	158,835
1,582	Central Vermont Public Service	48,789
9,303	Cleco Corporation	258,623
6,997	El Paso Electric Company †	178,913
3,900	UIL Holdings Corporation (a)	144,105
5,478	UniSource Energy Corporation	172,831

		962,096

Gas Utilities — 3.2%
13,914	Atmos Energy Corporation (b)	390,148
3,358	Laclede Group, Inc. (a)	114,978
4,302	New Jersey Resources Corporation (a)	215,186
4,100	Northwest Natural Gas Company (a)	199,506
11,482	Piedmont Natural Gas Company, Inc. (a)	300,369
4,584	South Jersey Industries, Inc. (a)	165,437
18,609	Southern Union Company (b)	546,360

See Notes to Financial Statements.

Shares		Value

Utilities (Continued)
Gas Utilities (Continued)
6,609	Southwest Gas Corporation	$196,750
16,539	UGI Corporation (b)	450,688

		2,579,422

Multi-Industry — 0.3%
8,195	Avista Corporation	176,520
2,101	CH Energy Group, Inc. (a)	93,579

		270,099

Water Utilities — 0.1%
2,666	American States Water Company (a)	100,455

Total Utilities		3,912,072

TOTAL COMMON STOCKS
(Cost $54,851,080)		81,580,793

Principal
Amount
U.S. TREASURY BILL — 0.4%
(Cost $298,876)
$300,000	4.750% due 01/31/2008 (b),(c)	298,876

Shares

COLLATERAL FOR SECURITIES ON LOAN — 22.8%
(Cost $18,459,664)
18,459,664	State Street Navigator Securities Trust – Prime Portfolio (d)	18,459,664

TOTAL INVESTMENTS
(Cost $73,609,620)	124.2%	100,339,333
OTHER ASSETS AND LIABILITIES (Net)	(24.2)	(19,545,766)

NET ASSETS	100.0%	$80,793,567

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(c)	Rate represents annualized yield at date of purchase.

(d)	At December 31, 2007, the market value of the securities on loan is $17,865,170.

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Assets and Liabilities, December 31, 2007 (Unaudited)

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities of unaffiliated companies(a),(b)	$77,305,110	$100,339,333
Securities of affiliated company(c)	3,127,134	—

Total Investments	80,432,244	100,339,333
Dividends receivable	55,234	111,489
Receivable for investment securities sold	2,195,619	374,612
Receivable for Fund shares sold	78,874	42,504
Variation margin receivable on open futures contracts	—	725
Prepaid expenses and other assets	6,215	6,643

Total Assets	82,768,186	100,875,306

LIABILITIES:
Custodian overdraft payable	5,602	652,002
Payable for investment securities purchased	458,020	518,351
Payable for Fund shares redeemed	107,426	337,718
Payable upon return of securities loaned	14,866,853	18,459,664
Trustees’ fees and expenses payable	40,217	41,028
Variation margin payable on open futures contracts	26,907	—
Shareholder servicing fees payable	9,923	16,254
Administration fees payable	9,850	12,034
Transfer agency/record keeping fees payable	8,282	10,674
Custody fees payable	5,525	11,527
Investment advisory fees payable	278	326
Accrued expenses and other payables	21,009	22,161

Total Liabilities	15,559,892	20,081,739

NET ASSETS	$67,208,294	$80,793,567

Investments, at cost	$60,995,232	$73,609,620

(a)	Including $14,570,670 and $17,865,170 of securities loaned for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(b)	Cost of $57,868,098 and $73,609,620 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(c)	Cost of $3,127,134 and $0 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

See Notes to Financial Statements.

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund
NET ASSETS consist of:
Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(5,677)	$73,936
Accumulated net realized gain on investments sold	2,524,800	1,906,465
Net unrealized appreciation of investments	19,357,771	26,658,461
Paid-in capital	45,331,400	52,154,705

	$67,208,294	$80,793,567

NET ASSETS:
Class K Shares	$44,116,946	$69,623,422

Class Y Shares	$23,091,348	$11,170,145

SHARES OUTSTANDING:
Class K Shares	4,638,088	5,164,087

Class Y Shares	2,103,919	830,486

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.51	$13.48

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.98	$13.45

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Operations, For the Period Ended December 31, 2007 (Unaudited)

	Munder S&P®	Munder S&P®
	MidCap Index	SmallCap Index
	Equity Fund	Equity Fund

INVESTMENT INCOME:
Interest	$12,270	$6,114
Dividends on securities of unaffiliated companies(a)	466,960	517,660
Dividends on securities of affiliated company	37,058	44,062
Securities lending, net of borrower rebates	28,588	64,800

Total Investment Income	544,876	632,636

EXPENSES:
Shareholder servicing fees:
Class K Shares	65,397	114,303
Administration fees	63,379	82,780
Investment advisory fees	58,193	78,013
Custody fees	36,667	54,972
Legal and audit fees	22,443	22,794
Transfer agency/record keeping fees	16,097	23,056
Trustees’ fees and expenses	13,614	13,591
Printing fees	12,833	12,833
Registration and filing fees	171	167
Other	6,755	7,514

Total Expenses	295,549	410,023

NET INVESTMENT INCOME	249,327	222,613

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated companies	8,244,723	11,615,259
Futures contracts	48,529	(166,104)
Net change in unrealized appreciation/(depreciation) of:
Securities	(11,507,574)	(20,387,929)
Futures contracts	(96,602)	(64,608)

Net realized and unrealized loss on investments	(3,310,924)	(9,003,382)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,061,597)	$(8,780,769)

(a)	Net of dividend taxes withheld of $213 on the Munder S&P® SmallCap Index Equity Fund.

See Notes to Financial Statements.

Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® MidCap
	Index Equity Fund
	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$249,327	$697,217
Net realized gain from security transactions and futures contracts	8,293,252	9,375,852
Net change in net unrealized appreciation/(depreciation) of securities and futures contracts	(11,604,176)	3,715,411

Net increase/(decrease) in net assets resulting from operations	(3,061,597)	13,788,480
Dividends to shareholders from net investment income:
Class K Shares	(138,799)	(519,333)
Class Y Shares	(85,490)	(243,538)
Distributions to shareholders from net realized gains:
Class K Shares	(8,720,247)	(4,904,716)
Class Y Shares	(4,113,698)	(1,846,213)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(3,218,472)	(10,016,367)
Class Y Shares	897,422	1,285,432
Short-term trading fees	490	1,014

Net decrease in net assets	(18,440,391)	(2,455,241)
NET ASSETS:
Beginning of period	85,648,685	88,103,926

End of period	$67,208,294	$85,648,685

Accumulated distributions in excess of net investment income	$(5,677)	$(30,715)

See Notes to Financial Statements.

Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® SmallCap
	Index Equity Fund
	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$222,613	$487,478
Net realized gain from security transactions and futures contracts	11,449,155	14,251,920
Net change in net unrealized appreciation/(depreciation) of securities and futures contracts	(20,452,537)	2,098,993

Net increase/(decrease) in net assets resulting from operations	(8,780,769)	16,838,391
Dividends to shareholders from net investment income:
Class K Shares	(88,976)	(471,834)
Class Y Shares	(28,357)	(91,032)
Distributions to shareholders from net realized gains:
Class K Shares	(16,623,687)	(9,504,158)
Class Y Shares	(2,313,757)	(1,109,284)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(9,628,335)	(13,856,461)
Class Y Shares	1,099,398	(1,006,581)
Short-term trading fees	60	3,717

Net decrease in net assets	(36,364,423)	(9,197,242)
NET ASSETS:
Beginning of period	117,157,990	126,355,232

End of period	$80,793,567	$117,157,990

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$73,936	$(31,344)

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

Munder S&P® Index Funds

Statements of Changes in Net Assets — Capital Stock Activity

	Munder S&P® MidCap
	Index Equity Fund
	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class K Shares:
Sold	$1,727,942	$4,233,674
Issued as reinvestment of dividends and distributions	1,916,581	1,032,342
Redeemed	(6,862,995)	(15,282,383)

Net decrease	$(3,218,472)	$(10,016,367)

Class Y Shares:
Sold	$2,097,375	$7,255,109
Issued as reinvestment of dividends and distributions	3,725,903	1,755,709
Redeemed	(4,925,856)	(7,725,386)

Net increase	$897,422	$1,285,432

Shares
Class K Shares:
Sold	156,755	386,959
Issued as reinvestment of dividends and distributions	189,467	99,116
Redeemed	(622,848)	(1,380,720)

Net decrease	(276,626)	(894,645)

Class Y Shares:
Sold	165,678	572,783
Issued as reinvestment of dividends and distributions	319,442	146,055
Redeemed	(383,528)	(610,223)

Net increase	101,592	108,615

See Notes to Financial Statements.

	Munder S&P® SmallCap
	Index Equity Fund
	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class K Shares:
Sold	$3,582,489	$6,306,565
Issued as reinvestment of dividends and distributions	364,370	222,544
Redeemed	(13,575,194)	(20,385,570)

Net decrease	$(9,628,335)	$(13,856,461)

Class Y Shares:
Sold	$1,322,808	$2,914,089
Issued as reinvestment of dividends and distributions	1,735,700	786,132
Redeemed	(1,959,110)	(4,706,802)

Net increase/(decrease)	$1,099,398	$(1,006,581)

Shares
Class K Shares:
Sold	219,296	376,052
Issued as reinvestment of dividends and distributions	24,601	13,757
Redeemed	(854,978)	(1,197,490)

Net decrease	(611,081)	(807,681)

Class Y Shares:
Sold	82,195	170,965
Issued as reinvestment of dividends and distributions	117,438	48,592
Redeemed	(120,652)	(280,068)

Net increase/(decrease)	78,981	(60,511)

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares
	Period Ended		Year		Period		Year		Year	Year
	12/31/07		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		6/30/07		6/30/06		12/31/05		12/31/04	12/31/03

Net asset value, beginning of period	$11.85		$11.02		$10.65		$10.46		$9.29	$6.94

Income/(loss) from investment operations:
Net investment income	0.03		0.08		0.04		0.07		0.05	0.04
Net realized and unrealized gain/(loss) on investments	(0.46)		1.71		0.38		1.16		1.40	2.34

Total from investment operations	(0.43)		1.79		0.42		1.23		1.45	2.38

Less distributions:
Dividends from net investment income	(0.03)		(0.10)		(0.05)		(0.08)		(0.06)	(0.03)
Distributions from net realized gains	(1.88)		(0.86)		—		(0.96)		(0.22)	—

Total distributions	(1.91)		(0.96)		(0.05)		(1.04)		(0.28)	(0.03)

Short-term trading fees	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	—	—

Net asset value, end of period	$9.51		$11.85		$11.02		$10.65		$10.46	$9.29

Total return(c)	(4.00)%		17.74%		3.90%		11.74%		15.66%	34.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,117		$58,263		$64,047		$64,120		$103,876	$89,945
Ratio of operating expenses to average net assets	0.84	%(d)	0.84%		0.82	%(d)	0.82%		0.73%	0.74%
Ratio of net investment income to average net assets	0.56	%(d)	0.75%		0.81	%(d)	0.68%		0.48%	0.50%
Portfolio turnover rate	11%		11%		5%		17%		24%	7%
Ratio of operating expenses to average net assets without expense reimbursements	0.84	%(d)	0.84%		0.82	%(d)	0.82%		0.73%	0.74%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 4, 1999 and February 13, 1998, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Amount is less than $0.005 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

Y Shares
Period Ended		Year		Period		Year		Year	Year
12/31/07		Ended		Ended		Ended		Ended	Ended
(Unaudited)		6/30/07		6/30/06		12/31/05		12/31/04	12/31/03

$13.68		$12.70		$12.26		$12.03		$10.68	$7.97

0.05		0.13		0.07		0.11		0.08	0.06

(0.54)		1.98		0.43		1.33		1.62	2.70

(0.49)		2.11		0.50		1.44		1.70	2.76

(0.04)		(0.13)		(0.06)		(0.10)		(0.09)	(0.05)

(2.17)		(1.00)		—		(1.11)		(0.26)	—

(2.21)		(1.13)		(0.06)		(1.21)		(0.35)	(0.05)

(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	—	—

$10.98		$13.68		$12.70		$12.26		$12.03	$10.68

(3.80)%		17.99%		4.07%		12.00%		15.94%	34.82%

$23,091		$27,385		$24,056		$23,465		$21,552	$17,683

0.59	%(d)	0.59%		0.57	%(d)	0.57%		0.48%	0.49%

0.81	%(d)	1.00%		1.06	%(d)	0.94%		0.73%	0.75%
11%		11%		5%		17%		24%	7%

0.59	%(d)	0.59%		0.57	%(d)	0.57%		0.48%	0.49%

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares
	Period Ended		Year	Period		Year	Year	Year
	12/31/07		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07	6/30/06		12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$17.96		$17.09	$15.96		$15.40	$12.91	$9.39

Income/(loss) from investment operations:
Net investment income	0.03		0.07	0.03		0.06	0.05	0.02
Net realized and unrealized gain/(loss) on investments	(1.46)		2.34	1.13		1.00	2.74	3.52

Total from investment operations	(1.43)		2.41	1.16		1.06	2.79	3.54

Less distributions:
Dividends from net investment income	(0.02)		(0.08)	(0.03)		(0.05)	(0.05)	(0.02)
Distributions from net realized gains	(3.03)		(1.46)	—		(0.45)	(0.25)	—

Total distributions	(3.05)		(1.54)	(0.03)		(0.50)	(0.30)	(0.02)

Short-term trading fees	0.00	(b)	0.00 (b)	0.00	(b)	0.00 (b)	—	—

Net asset value, end of period	$13.48		$17.96	$17.09		$15.96	$15.40	$12.91

Total return(c)	(8.61)%		15.24%	7.25%		6.84%	21.62%	37.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$69,623		$103,695	$112,507		$106,875	$113,631	$97,034
Ratio of operating expenses to average net assets	0.82	%(d)	0.80%	0.79	%(d)	0.79%	0.75%	0.79%
Ratio of net investment income to average net assets	0.40	%(d)	0.38%	0.39	%(d)	0.38%	0.38%	0.16%
Portfolio turnover rate	8%		14%	8%		17%	19%	13%
Ratio of operating expenses to average net assets without expense reimbursements	0.82	%(d)	0.80%	0.79	%(d)	0.79%	0.75%	0.79%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 4, 1999 and August 7, 1997, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Amount is less than $0.005 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

Y Shares
Period Ended		Year	Period		Year	Year	Year
12/31/07		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07	6/30/06		12/31/05	12/31/04	12/31/03

$17.91		$17.05	$15.92		$15.37	$12.89	$9.38

0.06		0.11	0.06		0.09	0.09	0.05

(1.43)		2.33	1.12		1.00	2.73	3.50

(1.37)		2.44	1.18		1.09	2.82	3.55

(0.04)		(0.12)	(0.05)		(0.09)	(0.09)	(0.04)

(3.05)		(1.46)	—		(0.45)	(0.25)	—

(3.09)		(1.58)	(0.05)		(0.54)	(0.34)	(0.04)

0.00	(b)	0.00 (b)	0.00	(b)	0.00 (b)	—	—

$13.45		$17.91	$17.05		$15.92	$15.37	$12.89

(8.43)%		15.48%	7.40%		7.07%	21.96%	38.04%

$11,170		$13,463	$13,848		$12,655	$14,670	$10,455

0.57	%(d)	0.55%	0.54	%(d)	0.54%	0.50%	0.54%

0.65	%(d)	0.63%	0.65	%(d)	0.62%	0.63%	0.41%
8%		14%	8%		17%	19%	13%

0.57	%(d)	0.55%	0.54	%(d)	0.54%	0.50%	0.54%

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the following series of MST: Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (each, a “Fund” and collectively, the “S&P® Index Funds”). Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. The goal of the Munder S&P® MidCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400®”). The S&P MidCap 400® is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The goal of the Munder S&P® SmallCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600®”). The S&P SmallCap 600® is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

Each of the S&P® Index Funds has two classes of shares — Class K and Class Y Shares. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Funds’ prospectus, without either a front-end sales charge or a contingent deferred sales charge. Both classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by each Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information.

Futures Contracts: During the period ended December 31, 2007, each Fund used futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. The daily changes in futures contracts are recorded as unrealized appreciation/(depreciation) of futures contracts. Each Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Loans of Portfolio Securities: Each Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by a Fund is invested in short-term instruments and is recorded in each Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of each Fund by the lending agent and is not recorded in each Fund’s Portfolio of Investments or Statement of Assets and Liabilities. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. Each Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and the accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to each Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of each Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Funds’ prospectus. The fee, which is retained by the applicable Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any,

The Munder S&P® Index Funds
 Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statements of Operations. Neither Fund incurred any such interest or penalties during the period ended December 31, 2007.

The S&P® Index Funds are not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on each Fund’s financial statements and related disclosures.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from each Fund a fee, computed and payable daily, based on the average daily net assets of each Fund, at the following annual rates:

Fees on Average
Daily Net Assets
Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

Pursuant to a sub-advisory agreement with the Advisor, World Asset Management, Inc. (“World”) is responsible for the management of each Fund, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Funds, World is entitled to receive from the

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Advisor a fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates:

Fund Net Assets	Annual Fee

First $10 million	0.12%
Next $40 million	0.10%
Next $50 million	0.08%
Next $100 million	0.04%
Assets exceeding $200 million	0.02%

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from each Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $63,379 and $82,780 before payment of sub-administration fees and $40,347 and $53,534 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the period ended December 31, 2007, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid an annual effective rate of 0.1634% and 0.1592%, respectively, for administrative services.

Each Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by each Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statements of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the S&P® Index Funds. For the period ended December 31, 2007, in connection with the S&P® Index Funds’ investments in the Money Market Fund, the Advisor earned $1,463 in advisory fees before waivers and

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

expense reimbursements ($88 after waivers and expense reimbursements) and $604 in administration fees from the Munder S&P® MidCap Index Equity Fund and $1,713 in advisory fees before waivers and expense reimbursements ($103 after waivers and expense reimbursements) and $707 in administration fees from the Munder S&P® SmallCap Index Equity Fund.

Comerica Bank is an affiliate of World, and as of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of each Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,115 and $2,398 for its administrative, record keeping and other related services provided to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively, for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007,

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

no officer, director or employee of the Advisor, World, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to Class K Shares. Under the Plan, service fees may be collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares.

No payments are made under the Plan with regard to Class Y Shares.

Comerica Bank is among the Service Organizations who may receive fees from the S&P® Index Funds under the Plan. For shareholder services provided to Class K shareholders for the period ended December 31, 2007, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid $65,397 and $114,303, respectively, to Comerica Bank.

5. Securities Transactions

For the period ended December 31, 2007, the cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	Period Ended
	December 31, 2007
	Purchases	Sales

Munder S&P® MidCap Index Equity Fund	$8,193,818	$23,911,727
Munder S&P® SmallCap Index Equity Fund	7,595,370	27,063,182

At December 31, 2007, aggregate cost for financial reporting purposes, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost, aggregate gross unrealized depreciation for all securities for which there was an excess of financial

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

reporting cost over value, and net unrealized appreciation for financial reporting purposes were as follows:

		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation
	For Financial	For Financial	For Financial	For Financial
	Reporting	Reporting	Reporting	Reporting
	Purposes	Purposes	Purposes	Purposes

Munder S&P® MidCap Index Equity Fund	$60,995,232	$22,683,557	$3,246,545	$19,437,012
Munder S&P® SmallCap Index Equity Fund	73,609,620	34,259,090	7,529,377	26,729,713

At December 31, 2007, the S&P® Index Funds had the following open financial futures contracts:

		Notional	Market
	Number of	Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Depreciation

Munder S&P® MidCap Index Equity Fund:
S&P MidCap 400® Index, March 2008 (long position)	14	$6,132,841	$6,053,600	$(79,241)
Munder S&P® SmallCap Index Equity Fund:
Russell 2000 Index, March 2008 (long position)	8	3,160,052	3,088,800	$(71,252)

6. Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the S&P® Index Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties) of each S&P® Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, neither S&P® Index Fund utilized the revolving line of credit. For the period ended December 31, 2007, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $381 and $523, respectively.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

7. Indemnification Obligations

Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, the S&P® Index Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends received deduction for income tax purposes.

The tax character of distributions paid to shareholders during the year ended June 30, 2007 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

Munder S&P® MidCap Index Equity Fund	$971,127	$6,542,673	$7,513,800
Munder S&P® SmallCap Index Equity Fund	826,160	10,350,148	11,176,308

As determined on June 30, 2007, permanent differences resulting primarily from distribution redesignations were reclassified at year end. The following reclassifications had no effect on net income, net assets or asset value per share:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gain

Munder S&P® MidCap Index Equity Fund	$40,206	$(40,206)
Munder S&P® SmallCap Index Equity Fund	13,853	(13,853)

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed		Unrealized
	Ordinary	Undistributed	Appreciation/
	Income	Capital Gains	(Depreciation)	Total

Munder S&P® MidCap Index Equity Fund	$107,790	$7,569,136	$30,350,513	$38,027,439
Munder S&P® SmallCap Index Equity Fund	347,082	11,191,336	44,967,333	56,505,751

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The differences between book and tax unrealized appreciation are primarily due to wash sales, mark-to-market of futures contracts, real estate investment trust basis adjustments, and deferred trustees’ fees.

9. Quarterly Portfolio Schedule

Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

10. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the S&P® Index Funds, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov. World will vote proxies for the S&P® Index Funds in a manner that complies with these proxy voting policies and procedures.

11. Proxy Voting Record

Each Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by each Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

INVESTMENT SUB-ADVISOR

World Asset Management, Inc.
255 East Brown Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNS&PINDX1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Small-Cap
Value Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very truly yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
23	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Further, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

The Fund posted a return of -13.73% for the six months ended December 31, 2007, compared to -13.08% return for its Russell 2000® Value benchmark, the -11.94% return for the Lipper universe of small-cap value funds and the -8.57% median return for the Lipper universe of small-cap core funds. (Lipper includes the Fund in the small-cap core universe.)

Reflecting the extremely difficult environment for small-cap investors during the six months ended December 31, 2007, the Fund’s absolute performance suffered heavily during the period. On a relative basis, however, the Fund trailed only slightly its Russell 2000® Value benchmark, with sector weights and stock selection each having a small negative impact on relative returns.

In terms of sector allocation, the negative impact of an underweight in utilities and an overweight in consumer discretionary holdings offset the positive impact of an overweight in the health care sector. While stock selection in eight of the ten sectors of the Fund had a positive impact on relative performance, this was countered by the negative impact of stock selection in the financials sector.

Stock selection in the Fund’s consumer discretionary sector added more than one percentage point to relative returns. Top contributors to relative strength included BorgWarner Inc., Penn National Gaming, Inc. and Tempur-Pedic International Inc. (1.7% of the Fund). BorgWarner was eliminated from the Fund in October and Penn National Gaming was sold in November. The market capitalization of both companies had moved significantly higher, taking them out of the small-cap range. In addition, there were valuation concerns about BorgWarner. The relative performance of the sector was also boosted by the lack of positions in a number of poorly performing stocks represented in the Russell 2000® Value Index.

Relative returns in the information technology sector were boosted by FLIR Systems, Inc. (1.0% of the Fund), Diodes Incorporated (2.9% of the Fund), Comtech Telecommunications Corp. (1.1% of the Fund) and NETGEAR, Inc. (2.3% of the Fund). The strong performance of these stocks more than offset the negative impact of an overweight in j2 Global Communications, Inc. (1.1% of the Fund).

The Fund’s consumer staples sector also provided relative strength from investments in Ruddick Corporation (0.8% of the Fund), United Natural Foods, Inc. (0.8% of the Fund) and Flowers Foods, Inc. (1.4% of the Fund). The relative performance of the health care sector benefited from overweighted positions in Respironics, Inc. (1.6% of the Fund), Orthofix International N.V. (0.8% of the Fund), QIAGEN N.V. (0.7% of the Fund), Techne Corporation (1.1% of the Fund) and PolyMedica Corporation. PolyMedica was acquired by Medco Health Solutions, Inc. and its position was eliminated from the Fund in November.

The relative weakness of the Fund’s financials sector, however, more than offset the positive impact of strong stock selection in most other sectors of the Fund. There were some positive performers in the financials sector, including Capstead Mortgage Corporation (1.0% of the Fund), Gramercy Capital Corp. (1.9% of the Fund), Aspen

iii

Insurance Holdings Limited (1.4% of the Fund) and Tower Group, Inc. (0.8% of the Fund). Their performance, however, was overshadowed by the holdings in the sector with double-digit negative returns. An overweight in Luminent Mortgage Capital, Inc. reduced the Fund’s relative performance by over one percentage point during the six months ended December 31, 2007. The position was eliminated from the Fund in August.

A number of real estate investment trusts (REITs) were also among the top detractors from the Fund’s relative performance, including RAIT Financial Trust (0.9% of the Fund), Newcastle Investment Corp. (1.1% of the Fund), Ashford Hospitality Trust, Inc. (1.3% of the Fund), LaSalle Hotel Properties (1.5% of the Fund) and Corporate Office Properties Trust (1.8% of the Fund). Other contributors to the relative weakness of the Fund’s financials sector included First Cash Financial Services, Inc. (1.0% of the Fund), KKR Financial Holdings LLC (2.2% of the Fund) and FBR Capital Markets Corporation (0.8% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper small-cap value funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratios

Actual
Class A	$1,000.00	$861.50	$6.32	1.35%
Class B	$1,000.00	$858.50	$9.81	2.10%
Class C	$1,000.00	$858.70	$9.81	2.10%
Class K	$1,000.00	$862.00	$6.32	1.35%
Class R	$1,000.00	$860.80	$7.48	1.60%
Class Y	$1,000.00	$862.70	$5.15	1.10%

Hypothetical
Class A	$1,000.00	$1,018.35	$6.85	1.35%
Class B	$1,000.00	$1,014.58	$10.63	2.10%
Class C	$1,000.00	$1,014.58	$10.63	2.10%
Class K	$1,000.00	$1,018.35	$6.85	1.35%
Class R	$1,000.00	$1,017.09	$8.11	1.60%
Class Y	$1,000.00	$1,019.61	$5.58	1.10%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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viii

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 99.2%
Consumer Discretionary — 10.9%
Auto Components — 3.1%
221,800	Drew Industries Incorporated †,(a)	$6,077,320
483,519	Noble International, Ltd. (a)	7,886,195
1,171,299	Spartan Motors, Inc. (a)	8,948,724

		22,912,239

Diversified Consumer Services — 0.2%
51,116	Bright Horizons Family Solutions, Inc. †	1,765,547

Household Durables — 2.4%
183,300	Ryland Group, Inc. (The) (a)	5,049,915
492,200	Tempur-Pedic International Inc. (a)	12,782,434

		17,832,349

Specialty Retail — 3.4%
507,400	Cabela’s Incorporated †,(a)	7,646,518
164,300	Hibbett Sports, Inc. †,(a)	3,282,714
544,300	Penske Automotive Group, Inc. (a)	9,503,478
248,500	Sonic Automotive, Inc., Class A	4,810,960

		25,243,670

Textiles, Apparel & Luxury Goods — 1.8%
522,200	Wolverine World Wide, Inc.	12,804,344

Total Consumer Discretionary		80,558,149

Consumer Staples — 3.0%
Food & Staples Retailing — 1.6%
171,200	Ruddick Corporation	5,935,504
184,000	United Natural Foods, Inc. †,(a)	5,836,480

		11,771,984

Food Products — 1.4%
437,300	Flowers Foods, Inc.	10,237,193

Total Consumer Staples		22,009,177

Energy — 4.8%
Energy Equipment & Services — 2.6%
75,800	Core Laboratories N.V. †,(a)	9,453,776
187,750	Oil States International, Inc. †	6,406,030
290,700	Pason Systems, Inc.	3,678,852

		19,538,658

See Notes to Financial Statements.

1

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 2.2%
179,900	Carrizo Oil & Gas, Inc. †,(a)	$9,849,525
266,700	Mariner Energy, Inc. †	6,102,096

		15,951,621

Total Energy		35,490,279

Financials — 33.0%
Capital Markets — 2.8%
121,250	Affiliated Managers Group, Inc. †,(a)	14,242,025
640,600	FBR Capital Markets Corporation †,(a)	6,136,948

		20,378,973

Commercial Banks — 5.9%
231,000	Bank of the Ozarks, Inc. (a)	6,052,200
153,400	Columbia Banking System, Inc.	4,560,582
179,600	First Midwest Bancorp, Inc. (a)	5,495,760
238,000	Glacier Bancorp, Inc. (a)	4,460,120
104,000	IBERIABANK Corporation	4,862,000
237,700	Silver State Bancorp †,(a)	3,351,570
28,375	Sterling Financial Corporation	476,416
112,600	SVB Financial Group †,(a)	5,675,040
312,300	UCBH Holdings, Inc. (a)	4,422,168
337,700	Virginia Commerce Bancorp, Inc. †,(a)	3,961,221

		43,317,077

Consumer Finance — 2.1%
139,500	Cash America International, Inc. (a)	4,505,850
484,500	First Cash Financial Services, Inc. †	7,112,460
138,100	World Acceptance Corporation †,(a)	3,725,938

		15,344,248

Diversified Financial Services — 2.2%
1,128,666	KKR Financial Holdings LLC	15,857,757

Insurance — 5.3%
365,400	Aspen Insurance Holdings Limited	10,538,136
162,600	Delphi Financial Group, Inc.	5,736,528
189,700	Max Re Capital Ltd.	5,309,703
574,000	Meadowbrook Insurance Group, Inc. †	5,401,340
61,606	RAM Holdings Ltd. †,(a)	304,334

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance (Continued)
180,100	Tower Group, Inc.	$6,015,340
132,700	Zenith National Insurance Corp.	5,935,671

		39,241,052

Real Estate Investment Trusts (REITs) — 14.7%
358,300	Anthracite Capital, Inc.	2,594,092
1,345,700	Ashford Hospitality Trust, Inc.	9,675,583
226,500	BioMed Realty Trust, Inc.	5,248,005
573,500	Capstead Mortgage Corporation	7,564,465
426,800	Corporate Office Properties Trust	13,444,200
454,200	DuPont Fabros Technology, Inc.	8,902,320
379,800	Equity One, Inc. (a)	8,746,794
569,800	Gramercy Capital Corp. (a)	13,851,838
801,700	JER Investors Trust Inc. (a)	8,634,309
342,900	LaSalle Hotel Properties	10,938,510
605,000	Newcastle Investment Corp. (a)	7,840,800
500,000	NorthStar Realty Finance Corp. (a)	4,460,000
1,005,000	People’s Choice Financial Corporation, 144A †,(b),(c),(d),(e)	0
763,015	RAIT Financial Trust (a)	6,577,189

		108,478,105

Total Financials		242,617,212

Health Care — 6.1%
Health Care Equipment & Supplies — 3.9%
98,715	Orthofix International N.V. †	5,722,509
177,000	Respironics, Inc. †	11,589,960
286,100	West Pharmaceutical Services, Inc. (a)	11,612,799

		28,925,268

Health Care Providers & Services — 0.4%
69,900	VCA Antech, Inc. †	3,091,677

Life Sciences Tools & Services — 1.8%
237,300	QIAGEN N.V. †	4,995,165
120,700	Techne Corporation †	7,972,235

		12,967,400

Total Health Care		44,984,345

See Notes to Financial Statements.

3

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials — 17.0%
Aerospace & Defense — 1.6%
255,080	Ceradyne, Inc. †,(a),(f)	$11,970,904

Building Products — 0.2%
179,100	Builders FirstSource, Inc. †,(a)	1,293,102

Commercial Services & Supplies — 1.0%
444,650	Interface, Inc., Class A	7,256,688

Electrical Equipment — 2.7%
112,150	AMETEK, Inc.	5,253,106
203,525	General Cable Corporation †	14,914,312

		20,167,418

Industrial Conglomerates — 1.7%
338,150	Carlisle Companies Incorporated	12,521,695

Machinery — 5.7%
329,200	Actuant Corporation, Class A (a)	11,196,092
111,900	Middleby Corporation (The) †,(a)	8,573,778
316,300	Oshkosh Truck Corporation	14,948,338
158,875	RBC Bearings Incorporated †	6,904,707

		41,622,915

Marine — 0.5%
76,300	Kirby Corporation †	3,546,424

Road & Rail — 2.0%
239,225	Landstar System, Inc.	10,083,334
212,200	Old Dominion Freight Line, Inc. †,(a)	4,903,942

		14,987,276

Trading Companies & Distributors — 1.6%
655,303	Rush Enterprises, Inc., Class B †,(a)	11,664,393

Total Industrials		125,030,815

Information Technology — 13.7%
Communications Equipment — 4.8%
151,791	Comtech Telecommunications Corp. †	8,198,232
524,200	DataPath, Inc., 144A †,(b),(c),(d),(e)	1,672,198
581,197	Digi International Inc. †	8,247,186
483,500	NETGEAR, Inc. †	17,246,445

		35,364,061

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Electronic Equipment & Instruments — 3.2%
159,800	Anixter International Inc. †,(a)	$9,950,746
244,800	FLIR Systems, Inc. †,(a)	7,662,240
495,800	TTM Technologies, Inc. †	5,781,028

		23,394,014

Internet Software & Services — 2.0%
90,968	DealerTrack Holdings, Inc. †	3,044,699
103,200	Digital River, Inc. †,(a)	3,412,824
379,000	j2 Global Communications, Inc. †,(a)	8,023,430

		14,480,953

Semiconductors & Semiconductor Equipment — 3.7%
718,662	Diodes Incorporated †,(a)	21,610,166
322,000	Silicon Motion Technology Corporation, ADR †,(a)	5,725,160

		27,335,326

Total Information Technology		100,574,354

Materials — 7.7%
Chemicals — 1.9%
327,600	Koppers Holdings Inc.	14,165,424

Metals & Mining — 5.8%
253,750	A.M. Castle & Co.	6,899,462
143,200	AMCOL International Corporation (a)	5,159,496
135,900	Century Aluminum Company †	7,330,446
80,000	Haynes International, Inc. †	5,560,000
370,977	Horsehead Holding Corp. †,(a)	6,295,480
127,850	Quanex Corporation	6,635,415
83,200	Reliance Steel & Aluminum Co.	4,509,440

		42,389,739

Total Materials		56,555,163

Utilities — 3.0%
Electric Utilities — 0.8%
112,500	ITC Holdings Corp.	6,347,250

See Notes to Financial Statements.

5

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Gas Utilities — 2.2%
113,100	New Jersey Resources Corporation (a)	$5,657,262
288,400	South Jersey Industries, Inc. (a)	10,408,356

		16,065,618

Total Utilities		22,412,868

TOTAL COMMON STOCKS
(Cost $651,035,151)		730,232,362

INVESTMENT COMPANY SECURITY — 0.0% #
(Cost $106,909)
106,909	Institutional Money Market Fund (g)	106,909

COLLATERAL FOR SECURITIES ON LOAN — 22.0%
(Cost $161,546,334)
161,546,334	State Street Navigator Securities Trust – Prime Portfolio (h)	161,546,334

TOTAL INVESTMENTS
(Cost $812,688,394)	121.2%	891,885,605
OTHER ASSETS AND LIABILITIES (Net)	(21.2)	(156,183,517)

NET ASSETS	100.0%	$735,702,088

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2007 (see Notes to Financial Statements, Note 2). At December 31, 2007, these securities represent $1,672,198, 0.2% of net assets.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

See Notes to Financial Statements.

6

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2007 securities subject to restrictions on resale that have not been deemed to be liquid represent $1,672,198, 0.2% of net assets.

Security	Acquisition Date	Cost

DataPath, Inc., 144A	06/23/2006	$5,766,200
People’s Choice Financial Corporation, 144A	12/21/2004	4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
	01/03/2006	1,385,000

(f)	Security, or a portion thereof, is designated on the Fund’s books as collateral for written call options contracts.

(g)	Affiliated company security (see Notes to Financial Statements, Note 3).

(h)	At December 31, 2007, the market value of the securities on loan is $158,272,997.

ABBREVIATION:
ADR	— American Depositary Receipt

OPEN OPTIONS CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

Ceradyne, Inc., Call Options	1,000	$90.00	01/18/08	$5,000

See Notes to Financial Statements.

7

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

At December 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	93.0%	$684,504,728
Bermuda	2.2	16,152,173
Netherlands	1.9	14,448,941
Taiwan	0.8	5,725,160
Netherlands Antilles	0.8	5,722,508
Canada	0.5	3,678,852

TOTAL COMMON STOCKS	99.2	730,232,362
INVESTMENT COMPANY SECURITY	0.0 #	106,909
COLLATERAL FOR SECURITIES ON LOAN	22.0	161,546,334

TOTAL INVESTMENTS	121.2	891,885,605
OTHER ASSETS AND LIABILITIES (Net)	(21.2)	(156,183,517)

NET ASSETS	100.0%	$735,702,088

# Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

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9

Munder Small-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value See accompanying schedule:
Securities of unaffiliated companies* (cost — $812,581,485)	$891,778,696
Securities of affiliated company (cost — $106,909)	106,909

Total Investments	891,885,605
Dividends receivable	4,407,682
Receivable for investment securities sold	7,413,821
Receivable for Fund shares sold	1,117,051
Prepaid expenses and other assets	96,911

Total Assets	904,921,070

LIABILITIES:
Payable for investment securities purchased	470,171
Payable for Fund shares redeemed	6,200,379
Payable upon return of securities loaned	161,546,334
Transfer agency/record keeping fees payable	585,488
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	188,702
Administration fees payable	68,444
Trustees’ fees and expenses payable	41,528
Investment advisory fees payable	14,479
Shareholder servicing fees payable — Class K Shares	6,566
Options written, at value (premium received $551,882)	5,000
Accrued expenses and other payables	91,891

Total Liabilities	169,218,982

NET ASSETS	$735,702,088

Investments, at cost	$812,688,394

*	Including $158,272,997 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$973,081
Accumulated net realized gain on investments sold	23,306,650
Net unrealized appreciation of investments	79,744,585
Paid-in capital	631,677,772

$735,702,088

NET ASSETS:
Class A Shares	$280,694,936

Class B Shares	$33,602,987

Class C Shares	$107,504,496

Class K Shares	$29,773,046

Class R Shares	$3,944,473

Class Y Shares	$280,182,150

SHARES OUTSTANDING:
Class A Shares	11,582,309

Class B Shares	1,448,360

Class C Shares	4,650,679

Class K Shares	1,230,033

Class R Shares	163,193

Class Y Shares	11,487,028

CLASS A SHARES:
Net asset value and redemption price per share	$24.23

Maximum sales charge	5.50%
Maximum offering price per share	$25.64

CLASS B SHARES:
Net asset value and offering price per share*	$23.20

CLASS C SHARES:
Net asset value and offering price per share*	$23.12

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$24.21

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$24.17

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$24.39

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Small-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$10,383,425
Dividends on securities of affiliated company	146,257
Securities lending, net of borrower rebates	549,228

Total Investment Income	11,078,910

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	440,718
Class B Shares	206,308
Class C Shares	683,385
Class R Shares	15,619
Shareholder servicing fees:
Class K Shares	46,715
Investment advisory fees	3,333,224
Transfer agency/record keeping fees	860,473
Administration fees	459,772
Custody fees	66,870
Registration and filing fees	42,408
Legal and audit fees	33,162
Trustees’ fees and expenses	13,576
Other	96,087

Total Expenses	6,298,317

NET INVESTMENT INCOME	4,780,593

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	53,684,398
Foreign currency-related transactions	(22,069)
Net change in unrealized appreciation/(depreciation) of:
Securities	(193,764,092)
Options written	546,882
Foreign currency-related transactions	368

Net realized and unrealized loss on investments	(139,554,513)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(134,773,920)

(a)	Net of foreign withholding taxes of $3,668.

See Notes to Financial Statements.

12

Munder Small-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$4,780,593	$10,121,222
Net realized gain from security and foreign currency-related transactions	53,662,329	37,982,297
Net change in net unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	(193,216,842)	47,615,985

Net increase/(decrease) in net assets resulting from operations	(134,773,920)	95,719,504
Dividends to shareholders from net investment income:
Class A Shares	(3,839,079)	(3,692,229)
Class B Shares	(160,075)	(118,563)
Class C Shares	(517,139)	(422,454)
Class K Shares	(414,257)	(404,242)
Class R Shares	(56,899)	(33,974)
Class Y Shares	(4,286,498)	(3,560,342)
Distributions to shareholders from net realized gains:
Class A Shares	(26,141,440)	(12,837,013)
Class B Shares	(3,242,135)	(1,472,969)
Class C Shares	(10,557,927)	(5,015,456)
Class K Shares	(2,821,767)	(1,430,859)
Class R Shares	(497,505)	(223,220)
Class Y Shares	(24,087,240)	(9,152,205)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(57,876,258)	(123,917,018)
Class B Shares	(5,197,405)	(13,261,677)
Class C Shares	(25,923,337)	(41,183,027)
Class K Shares	(6,008,456)	(17,309,955)
Class R Shares	(965,710)	(2,615,249)
Class Y Shares	(3,531,284)	(32,482,509)
Short-term trading fees	10,627	18,069

Net decrease in net assets	(310,887,704)	(173,395,388)
NET ASSETS:
Beginning of period	1,046,589,792	1,219,985,180

End of period	$735,702,088	$1,046,589,792

Undistributed net investment income	$973,081	$5,466,435

See Notes to Financial Statements.

13

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$34,288,782	$84,678,850
Issued as reinvestment of dividends and distributions	22,031,533	11,561,560
Redeemed	(114,196,573)	(220,157,428)

Net decrease	$(57,876,258)	$(123,917,018)

Class B Shares:
Sold	$1,144,005	$3,501,142
Issued as reinvestment of dividends and distributions	2,416,311	1,056,222
Redeemed*	(8,757,721)	(17,819,041)

Net decrease	$(5,197,405)	$(13,261,677)

Class C Shares:
Sold	$6,696,343	$17,366,180
Issued as reinvestment of dividends and distributions	6,793,418	3,171,674
Redeemed	(39,413,098)	(61,720,881)

Net decrease	$(25,923,337)	$(41,183,027)

Class K Shares:
Sold	$2,060,876	$4,214,659
Issued as reinvestment of dividends and distributions	934,450	462,271
Redeemed	(9,003,782)	(21,986,885)

Net decrease	$(6,008,456)	$(17,309,955)

Class R Shares:
Sold	$1,676,063	$2,072,208
Issued as reinvestment of dividends and distributions	477,870	157,615
Redeemed	(3,119,643)	(4,845,072)

Net decrease	$(965,710)	$(2,615,249)

Class Y Shares:
Sold	$21,447,353	$57,448,181
Issued as reinvestment of dividends and distributions	25,868,658	12,046,039
Redeemed	(50,847,295)	(101,976,729)

Net decrease	$(3,531,284)	$(32,482,509)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	1,252,607	2,924,712
Issued as reinvestment of dividends and distributions	834,241	415,138
Redeemed	(4,159,934)	(7,533,105)

Net decrease	(2,073,086)	(4,193,255)

Class B Shares:
Sold	44,368	126,192
Issued as reinvestment of dividends and distributions	95,943	39,587
Redeemed*	(333,704)	(638,641)

Net decrease	(193,393)	(472,862)

Class C Shares:
Sold	257,989	627,208
Issued as reinvestment of dividends and distributions	270,312	119,230
Redeemed	(1,501,541)	(2,204,786)

Net decrease	(973,240)	(1,458,348)

Class K Shares:
Sold	75,323	145,481
Issued as reinvestment of dividends and distributions	35,568	16,620
Redeemed	(325,086)	(758,285)

Net decrease	(214,195)	(596,184)

Class R Shares:
Sold	60,524	71,360
Issued as reinvestment of dividends and distributions	18,256	5,672
Redeemed	(123,489)	(167,876)

Net decrease	(44,709)	(90,844)

Class Y Shares:
Sold	765,456	1,951,372
Issued as reinvestment of dividends and distributions	978,203	429,741
Redeemed	(1,817,097)	(3,444,543)

Net decrease	(73,438)	(1,063,430)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

15

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$30.89		$29.25	$26.52		$23.12	$16.84	$16.95

Income/(loss) from investment operations:
Net investment income/(loss)	0.16		0.28	0.25		0.20	0.07	0.05
Net realized and unrealized gain/(loss) on investments	(4.30)		2.32	3.42		3.80	6.21	(0.04	)(c)

Total from investment operations	(4.14)		2.60	3.67		4.00	6.28	0.01

Less distributions:
Dividends from net investment income	(0.32)		(0.22)	(0.17)		(0.11)	—	—
Distributions from net realized gains	(2.20)		(0.74)	(0.77)		(0.49)	—	(0.12)

Total distributions	(2.52)		(0.96)	(0.94)		(0.60)	—	(0.12)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

Voluntary contribution from Advisor	—		—	0.00	(d)	—	—	—

Net asset value, end of period	$24.23		$30.89	$29.25		$26.52	$23.12	$16.84

Total return(f)	(13.85)%		9.26%	14.10	%(e)	17.67%	37.29%	0.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$280,695		$421,762	$522,111		$406,154	$76,498	$20,593
Ratio of operating expenses to average net assets	1.35	%(g)	1.36%	1.34%		1.33%	1.39%	1.65%
Ratio of net investment income/(loss) to average net assets	1.11	%(g)	0.98%	0.88%		0.78%	0.33%	0.36%
Portfolio turnover rate	18%		29%	36%		26%	43%	70%
Ratio of operating expenses to average net assets without expense waivers	1.35	%(g)	1.36%	1.34%		1.33%	1.39%	1.66%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on January 10, 1997 and February 11, 1997, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.
(d)	Amount is less than $0.005 per share.
(e)	The voluntary contribution from the Advisor had no impact on total return.
(f)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(g)	Annualized.

See Notes to Financial Statements.

16

B Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$29.57		$28.09	$25.60		$22.41	$16.45	$16.68

0.05		0.06	0.04		0.01	(0.09)	(0.05)

(4.11)		2.22	3.30		3.67	6.05	(0.06	)(c)

(4.06)		2.28	3.34		3.68	5.96	(0.11)

(0.11)		(0.06)	(0.08)		—	—	—

(2.20)		(0.74)	(0.77)		(0.49)	—	(0.12)

(2.31)		(0.80)	(0.85)		(0.49)	—	(0.12)

0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

—		—	0.00	(d)	—	—	—

$23.20		$29.57	$28.09		$25.60	$22.41	$16.45

(14.15)%		8.42%	13.30	%(e)	16.76%	36.23%	0.52%

$33,603		$48,545	$59,410		$70,013	$49,204	$28,525

2.10	%(g)	2.11%	2.09%		2.08%	2.14%	2.40%

0.38	%(g)	0.22%	0.13%		0.05%	(0.42)%	(0.39)%
18%		29%	36%		26%	43%	70%

2.10	%(g)	2.11%	2.09%		2.08%	2.14%	2.41%

See Notes to Financial Statements.

17

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$29.47		$28.00	$25.53		$22.34	$16.40	$16.63

Income/(loss) from investment operations:
Net investment income/(loss)	0.05		0.06	0.04		0.01	(0.09)	(0.05)
Net realized and unrealized gain/(loss) on investments	(4.09)		2.21	3.28		3.67	6.03	(0.06	)(c)

Total from investment operations	(4.04)		2.27	3.32		3.68	5.94	(0.11)

Less distributions:
Dividends from net investment income	(0.11)		(0.06)	(0.08)		—	—	—
Distributions from net realized gains	(2.20)		(0.74)	(0.77)		(0.49)	—	(0.12)

Total distributions	(2.31)		(0.80)	(0.85)		(0.49)	—	(0.12)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

Voluntary contribution from Advisor	—		—	0.00	(d)	—	—	—

Net asset value, end of period	$23.12		$29.47	$28.00		$25.53	$22.34	$16.40

Total return(f)	(14.13)%		8.45%	13.26	%(e)	16.76%	36.22%	(0.52)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$107,504		$165,732	$198,336		$177,709	$43,699	$11,008
Ratio of operating expenses to average net assets	2.10	%(g)	2.11%	2.09%		2.08%	2.14%	2.40%
Ratio of net investment income/(loss) to average net assets	0.34	%(g)	0.22%	0.13%		0.04%	(0.42)%	(0.39)%
Portfolio turnover rate	18%		29%	36%		26%	43%	70%
Ratio of operating expenses to average net assets without expense reimbursements	2.10	%(g)	2.11%	2.09%		2.08%	2.14%	2.41%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 13, 1997 and December 31, 1996, respectively.
(b)	Per share numbers have been calculated using the average shares method.
(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.
(d)	Amount is less than $0.005 per share.
(e)	The voluntary contribution from the Advisor had no impact on total return.
(f)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(g)	Annualized.

See Notes to Financial Statements.

18

K Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$30.85		$29.22	$26.49		$23.10	$16.83	$16.93

0.16		0.29	0.25		0.19	0.07	0.05

(4.28)		2.30	3.42		3.80	6.20	(0.03	)(c)

(4.12)		2.59	3.67		3.99	6.27	0.02

(0.32)		(0.22)	(0.17)		(0.11)	—	—

(2.20)		(0.74)	(0.77)		(0.49)	—	(0.12)

(2.52)		(0.96)	(0.94)		(0.60)	—	(0.12)

0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

—		—	0.00	(d)	—	—	—

$24.21		$30.85	$29.22		$26.49	$23.10	$16.83

(13.80)%		9.24%	14.12	%(e)	17.64%	37.25%	0.32%

$29,773		$44,558	$59,622		$58,248	$47,561	$25,547

1.35	%(g)	1.36%	1.34%		1.33%	1.39%	1.65%

1.12	%(g)	0.98%	0.88%		0.80%	0.33%	0.36%
18%		29%	36%		26%	43%	70%

1.35	%(g)	1.36%	1.34%		1.33%	1.39%	1.66%

See Notes to Financial Statements.

19

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year		Period
	12/31/07		Ended	Ended		Ended
	(Unaudited)(b)		6/30/07(b)	6/30/06(b)		6/30/05(b)

Net asset value, beginning of period	$30.77		$29.15	$26.44		$22.52

Income/(loss) from investment operations:
Net investment income	0.14		0.21	0.18		0.09
Net realized and unrealized gain/(loss) on investments	(4.29)		2.30	3.41		4.44

Total from investment operations	(4.15)		2.51	3.59		4.53

Less distributions:
Dividends from net investment income	(0.25)		(0.15)	(0.11)		(0.12)
Distributions from net realized gains	(2.20)		(0.74)	(0.77)		(0.49)

Total distributions	(2.45)		(0.89)	(0.88)		(0.61)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00	(d)	(0.00	)(d)

Voluntary contribution from Advisor	—		—	0.00	(d)	—

Net asset value, end of period	$24.17		$30.77	$29.15		$26.44

Total return(f)	(13.92)%		8.95%	13.83	%(e)	20.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,944		$6,398	$8,708		$5,069
Ratio of operating expenses to average net assets	1.60	%(g)	1.61%	1.60%		1.75	%(g)
Ratio of net investment income to average net assets	1.02	%(g)	0.74%	0.65%		0.37	%(g)
Portfolio turnover rate	18%		29%	36%		26%
Ratio of operating expenses to average net assets without expense reimbursements	1.60	%(g)	1.61%	1.60%		1.75	%(g)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

(d)	Amount is less than $0.005 per share.

(e)	The voluntary contribution from the Advisor had no impact on total return.

(f)	Total return represents aggregate total return for the period indicated.

(g)	Annualized.

See Notes to Financial Statements.

20

Y Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07		Ended	Ended		Ended	Ended	Ended
(Unaudited)(b)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$31.11		$29.45	$26.69		$23.27	$16.92	$16.98

0.21		0.36	0.32		0.26	0.12	0.09
(4.34)		2.33	3.45		3.83	6.24	(0.03	)(c)

(4.13)		2.69	3.77		4.09	6.36	0.06

(0.39)		(0.29)	(0.24)		(0.18)	(0.01)	—
(2.20)		(0.74)	(0.77)		(0.49)	—	(0.12)

(2.59)		(1.03)	(1.01)		(0.67)	(0.01)	(0.12)

0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	—

—		—	0.00	(d)	—	—	—

$24.39		$31.11	$29.45		$26.69	$23.27	$16.92

(13.73)%		9.54%	14.41	%(e)	17.93%	37.62%	0.50%

$280,182		$359,595	$371,799		$332,125	$190,411	$80,212
1.10	%(g)	1.11%	1.09%		1.08%	1.14%	1.40%
1.45	%(g)	1.23%	1.13%		1.04%	0.58%	0.61%
18%		29%	36%		26%	43%	70%

1.10	%(g)	1.11%	1.09%		1.08%	1.14%	1.41%

See Notes to Financial Statements.

21

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22

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities and options

23

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

contracts that trade on an exchange are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. Lacking any sales, equity securities (other than depositary receipts) and options contracts may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

24

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive

25

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

Options: The Fund may write call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

26

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

27

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $459,772 before payment of sub-administration fees and $307,577 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1035% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included in dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $5,760 in advisory fees before waivers and expense reimbursements ($346 after waivers and expense reimbursements) and $2,376 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which

28

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

No payments are made under the Plan with regard to Class Y Shares.

5. Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $159,764,003 and $320,713,429, respectively, for the period ended December 31, 2007.

29

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $167,472,818, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $88,275,607 and net appreciation for financial reporting purposes was $79,197,211. At December 31, 2007, aggregate cost for financial reporting purposes was $812,688,394.

For the period ended December 31, 2007, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	0	$0
Written during the period	1,000	551,882
Expired during the period	0	0

Balance at end of period	1,000	$551,882

6.	Affiliated Company Securities

The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At, or during the period ended December 31, 2007, the Fund held the following securities of affiliated companies:

Affiliated	Value at	Purchased		Sold		Value at	Dividend	Realized
Company	6/30/07	Cost	Shares	Cost	Shares	12/31/07	Income	Gain/(loss)

Rush Enterprises, Inc., Class B*	$10,411,766	$0	242,059	$992,108	83,975	$11,664,393	$—	$589,693

*	Not affiliated as of December 31, 2007.

7.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $4,601.

30

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

8. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from foreign currency gains and losses and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(92,448)	$92,448

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2007 was as follows:

		Long-Term
	Ordinary Income	Capital Gains	Total

June 30, 2007	$15,983,748	$22,379,778	$38,363,526

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Ordinary Income	Long-Term Gain	Appreciation	Total

$5,498,298	$38,102,574	$271,851,189	$315,452,061

The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments, and deferred trustees’ fees.

31

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

32

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSCV1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Small-Mid Cap Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
v	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Tony Dong and Robert Crosby

The Fund generated a return of -1.44% for the six months ended December 31, 2007, relative to the -5.08% return for the S&P 1000® Index and the 2.52% median return for the Lipper universe of mid-cap growth funds.

Both the S&P MidCap 400® Index and S&P SmallCap 600® Index posted negative returns during the six-month period ended December 31, 2007, reflecting weakness in the small- and mid-cap sectors of the U.S. stock market. While the Fund also posted a negative return for the six months ended December 31, 2007, it significantly outperformed its S&P 1000® benchmark. Strong stock selection was the primary reason for the Fund’s relative outperformance. In addition, sector weights were a slight positive for relative performance, largely due to underweights in the consumer discretionary and financials sectors.

Stock selection in the consumer discretionary sector added approximately three percentage points to the Fund’s return for the six-month period. Strong relative performance by GameStop Corp. (1.9% of the Fund), LKQ Corporation (1.6% of the Fund) and Service Corporation International (0.8% of the Fund) more than offset the weak relative returns of Polo Ralph Lauren Corporation (0.8% of the Fund) and Jos. A. Bank Clothiers, Inc., which was eliminated from the Fund in October. Relative strength in the materials sector came from the Fund’s holdings of Syngenta AG, (1.2% of the Fund), Carpenter Technology Corporation (1.4% of the Fund), Airgas, Inc. (1.7% of the Fund) and Koppers Holdings Inc. (1.1% of the Fund).

In the utilities sector, overweighted positions in ITC Holdings Corp. (1.7% of the Fund), Entergy Corporation (1.0% of the Fund) and Equitable Resources, Inc. (1.6% of the Fund) were responsible for relative strength, while the strong performance of Central European Distribution Corporation (1.5% of the Fund) and United Natural Foods, Inc. (1.0% of the Fund) boosted relative performance in the consumer staples sector.

In the health care sector of the Fund, the positive impact of overweights in BioMarin Pharmaceutical Inc. (1.9% of the Fund), Hologic, Inc. (1.9% of the Fund) and VCA Antech, Inc. (2.5% of the Fund) more than offset the negative impact of an overweight in LCA-Vision Inc. (0.2% of the Fund) and West Pharmaceutical Services, Inc. (1.1% of the Fund). Although the financials sector was one of the weakest sectors of the Fund, reflecting the subprime mortgage turmoil, it did show relative strength. Overweighted positions in HDFC Bank Limited (2.3% of the Fund), BlackRock, Inc. (1.3% of the Fund) and Assurant, Inc. (1.2% of the Fund) generated strong enough performance to offset the negative impact of overweights in RAIT Financial Trust and Security Capital Assurance Ltd. The latter two positions were eliminated from the Fund in August and October, respectively.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard and Poor’s (S&P) 1000® Index combines the S&P MidCap 400® Index and the S&P SmallCap 600®

iii

Index. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

v

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid
	Account	Account	per $1,000	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$984.00	$7.23	1.45%
Class B	$1,000.00	$979.90	$10.95	2.20%
Class C	$1,000.00	$979.90	$10.95	2.20%
Class K	$1,000.00	$984.00	$7.23	1.45%
Class R	$1,000.00	$983.20	$8.47	1.70%
Class Y	$1,000.00	$985.60	$5.99	1.20%

Hypothetical
Class A	$1,000.00	$1,017.85	$7.35	1.45%
Class B	$1,000.00	$1,014.08	$11.14	2.20%
Class C	$1,000.00	$1,014.08	$11.14	2.20%
Class K	$1,000.00	$1,017.85	$7.35	1.45%
Class R	$1,000.00	$1,016.59	$8.62	1.70%
Class Y	$1,000.00	$1,019.10	$6.09	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vi

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 98.8%
Consumer Discretionary — 12.4%
Distributors — 1.6%
23,900	LKQ Corporation †	$502,378

Diversified Consumer Services — 2.3%
1,700	New Oriental Education & Technology Group Inc., ADR †	137,003
18,200	Service Corporation International	255,710
8,000	Sotheby’s	304,800

		697,513

Hotels, Restaurants & Leisure — 2.1%
11,005	Penn National Gaming, Inc. †	655,348

Household Durables — 0.9%
10,550	Tempur-Pedic International Inc.	273,984

Specialty Retail — 3.2%
9,570	GameStop Corp., Class A †	594,392
13,880	Penske Automotive Group, Inc.	242,345
3,065	Tiffany & Co.	141,082

		977,819

Textiles, Apparel & Luxury Goods — 2.3%
7,650	Gildan Activewear Inc. †	314,874
3,800	Polo Ralph Lauren Corporation	234,802
5,850	Wolverine World Wide, Inc.	143,442

		693,118

Total Consumer Discretionary		3,800,160

Consumer Staples — 2.5%
Beverages — 1.5%
8,100	Central European Distribution Corporation †	470,448

Food & Staples Retailing — 1.0%
9,300	United Natural Foods, Inc. †	294,996

Total Consumer Staples		765,444

Energy — 8.2%
Energy Equipment & Services — 5.2%
2,450	Core Laboratories N.V. †	305,564
8,600	FMC Technologies, Inc. †	487,620
10,955	Oil States International, Inc. †	373,784
12,650	Superior Energy Services, Inc. †	435,413

		1,602,381

See Notes to Financial Statements.

1

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 3.0%
5,650	Atlas America, Inc.	$334,367
10,330	Southwestern Energy Company †	575,588

		909,955

Total Energy		2,512,336

Financials — 12.8%
Capital Markets — 5.3%
4,535	Affiliated Managers Group, Inc. †	532,681
1,785	BlackRock, Inc.	386,988
11,900	Eaton Vance Corp.	540,379
7,950	TD AMERITRADE Holding Corporation †	159,477

		1,619,525

Commercial Banks — 3.0%
3,550	City National Corporation	211,403
5,350	HDFC Bank Limited, ADR	697,907

		909,310

Diversified Financial Services — 0.7%
16,011	KKR Financial Holdings, LLC	224,954

Insurance — 2.2%
5,450	Assurant, Inc.	364,605
8,777	Delphi Financial Group, Inc.	309,653

		674,258

Real Estate Investment Trusts (REITs) — 1.6%
12,050	Gramercy Capital Corp.	292,935
6,065	LaSalle Hotel Properties	193,474

		486,409

Total Financials		3,914,456

Health Care — 11.9%
Biotechnology — 2.1%
16,050	BioMarin Pharmaceutical Inc. †	568,170
3,860	Vertex Pharmaceuticals Incorporated †	89,668

		657,838

See Notes to Financial Statements.

2

Shares		Value

Health Care (Continued)
Health Care Equipment & Supplies — 3.0%
8,555	Hologic, Inc. †	$587,215
8,050	West Pharmaceutical Services, Inc.	326,750

		913,965

Health Care Providers & Services — 6.6%
8,267	Coventry Health Care, Inc. †	489,820
6,665	Laboratory Corporation of America Holdings †	503,407
3,150	LCA-Vision Inc.	62,906
6,240	Psychiatric Solutions, Inc. †	202,800
17,110	VCA Antech, Inc. †	756,775

		2,015,708

Life Sciences Tools & Services — 0.2%
1,150	Techne Corporation †	75,957

Total Health Care		3,663,468

Industrials — 19.4%
Aerospace & Defense — 0.7%
1,930	L-3 Communications Holdings, Inc.	204,464

Air Freight & Logistics — 0.6%
3,950	Expeditors International of Washington, Inc.	176,486

Commercial Services & Supplies — 6.3%
12,150	Corrections Corporation of America †	358,546
8,050	IHS Inc., Class A †	487,508
27,050	Interface, Inc., Class A	441,456
2,350	Ritchie Bros. Auctioneers Incorporated	194,345
7,650	Stericycle, Inc. †	454,410

		1,936,265

Construction & Engineering — 0.9%
12,240	EMCOR Group, Inc. †	289,231

Electrical Equipment — 3.6%
7,100	Belden CDT Inc.	315,950
10,550	General Cable Corporation †	773,104

		1,089,054

Industrial Conglomerates — 2.6%
13,704	McDermott International, Inc. †	808,947

See Notes to Financial Statements.

3

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery — 3.2%
9,235	Oshkosh Truck Corporation	$436,446
12,200	RBC Bearings Incorporated †	530,212

		966,658

Road & Rail — 0.9%
6,850	Landstar System, Inc.	288,728

Trading Companies & Distributors — 0.6%
9,975	Rush Enterprises, Inc., Class A †	181,346

Total Industrials		5,941,179

Information Technology — 17.4%
Communications Equipment — 3.7%
11,250	CommScope, Inc. †	553,613
5,700	Comtech Telecommunications Corp. †	307,857
7,800	NICE-Systems Ltd., ADR †	267,696

		1,129,166

Computers & Peripherals — 1.8%
15,105	Logitech International S.A. †	553,447

Electronic Equipment & Instruments — 1.4%
4,550	Itron, Inc. †	436,664

Information Technology Services — 2.0%
13,660	Cognizant Technology Solutions Corporation, Class A †	463,620
6,700	VeriFone Holdings, Inc. †	155,775

		619,395

Internet Software & Services — 2.8%
3,975	Akamai Technologies, Inc. †	137,535
10,000	DealerTrack Holdings, Inc. †	334,700
17,535	j2 Global Communications, Inc. †	371,216

		843,451

Semiconductors & Semiconductor Equipment — 3.5%
21,857	Diodes Incorporated †	657,240
12,735	FormFactor, Inc. †	421,528

		1,078,768

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Software — 2.2%
4,230	NAVTEQ Corporation †	$319,788
12,550	VASCO Data Security International, Inc. †	350,396

		670,184

Total Information Technology		5,331,075

Materials — 6.5%
Chemicals — 4.6%
10,000	Airgas, Inc.	521,100
3,050	FMC Corporation	166,378
8,000	Koppers Holdings Inc.	345,920
7,325	Syngenta AG, ADR	371,084

		1,404,482

Metals & Mining — 1.9%
5,800	Carpenter Technology Corporation	435,986

2,750	Reliance Steel & Aluminum Co.	149,050

		585,036

Total Materials		1,989,518

Telecommunication Services — 2.4%
Wireless Telecommunication Services — 2.4%
10,926	Crown Castle International Corp. †	454,522
6,225	NII Holdings, Inc. †	300,792

		755,314

Utilities — 5.3%
Electric Utilities — 3.7%
2,675	Entergy Corporation	319,716
9,450	ITC Holdings Corp.	533,169
8,700	Northeast Utilities	272,397

		1,125,282

Gas Utilities — 1.6%
9,340	Equitable Resources, Inc.	497,635

Total Utilities		1,622,917

TOTAL COMMON STOCKS
(Cost $24,420,965)		30,295,867

See Notes to Financial Statements.

5

Munder Small-Mid Cap Fund
 Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES — 1.1%
Multi-Sector — 1.1%
Multi-Industry — 1.1%
93,944	Institutional Money Market Fund (a)	$93,944
1,330	iShares S&P® SmallCap 600 Index Fund	86,477
1,075	Midcap SPDRtm Trust, Series 1	166,732

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $344,207)		347,153

TOTAL INVESTMENTS
(Cost $24,765,172)	99.9%	30,643,020
OTHER ASSETS AND LIABILITIES (Net)	0.1	18,492

NET ASSETS	100.0%	$30,661,512

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Note 3).

ABBREVIATIONS:
ADR	— American Depositary Receipt
SPDR	— Standard & Poors® Depositary Receipt

See Notes to Financial Statements.

6

At December 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.5%	$27,453,947
Switzerland	3.0	924,531
India	2.3	697,907
Canada	1.7	509,219
Netherlands	1.0	305,564
Israel	0.9	267,696
China	0.4	137,003

TOTAL COMMON STOCKS	98.8	30,295,867

INVESTMENT COMPANY SECURITIES	1.1	347,153

TOTAL INVESTMENTS	99.9	30,643,020

OTHER ASSETS AND LIABILITIES (Net)	0.1	18,492

NET ASSETS	100.0%	$30,661,512

See Notes to Financial Statements.

7

Munder Small-Mid Cap Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $24,671,228)	$30,549,076
Securities of affiliated company (cost — $93,944)	93,944

Total Investments	30,643,020
Cash	6,404
Dividends receivable	37,847
Receivable from Advisor	21,589
Receivable for Fund shares sold	68,978
Prepaid expenses and other assets	30,513

Total Assets	30,808,351

LIABILITIES:
Payable for investment securities purchased	28,907
Payable for Fund shares redeemed	3,549
Transfer agency/record keeping fees payable	26,705
Trustees’ fees and expenses payable	21,139
Investment advisory fees payable	19,217
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	8,715
Administration fees payable	7,554
Custody fees payable	4,831
Shareholder servicing fees payable — Class K Shares	9
Accrued expenses and other payables	26,213

Total Liabilities	146,839

NET ASSETS	$30,661,512

Investments, at cost	$24,765,172

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(120,068)
Accumulated net realized loss on investments sold	(833,229)
Net unrealized appreciation of investments	5,877,848
Paid-in capital	25,736,961

$30,661,512

NET ASSETS:
Class A Shares	$11,773,482

Class B Shares	$1,479,153

Class C Shares	$5,767,162

Class K Shares	$43,062

Class R Shares	$379,212

Class Y Shares	$11,219,441

SHARES OUTSTANDING:
Class A Shares	910,800

Class B Shares	116,648

Class C Shares	454,724

Class K Shares	3,333

Class R Shares	29,538

Class Y Shares	863,018

CLASS A SHARES:
Net asset value and redemption price per share	$12.93

Maximum sales charge	5.50%
Maximum offering price per share	$13.68

CLASS B SHARES:
Net asset value and offering price per share*	$12.68

CLASS C SHARES:
Net asset value and offering price per share*	$12.68

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.92

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$12.84

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Small-Mid Cap Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies(a)	$120,020
Dividends on securities of affiliated company	6,146

Total Investment Income	126,166

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	14,918
Class B Shares	7,133
Class C Shares	29,311
Class R Shares	1,001
Shareholder servicing fees:
Class K Shares	54
Investment advisory fees	113,387
Administration fees	44,462
Transfer agency/record keeping fees	42,636
Registration and filing fees	38,099
Legal and audit fees	21,831
Printing and mailing fees	19,467
Custody fees	16,333
Trustees’ fees and expenses	14,182
Other	6,131

Total Expenses	368,945
Expenses reimbursed by Advisor	(135,102)

Net Expenses	233,843

NET INVESTMENT LOSS	(107,677)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	151,978
Net change in unrealized appreciation/(depreciation) of securities	(531,395)

Net realized and unrealized loss on investments	(379,417)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(487,094)

(a)	Net of foreign withholding taxes of $171.

See Notes to Financial Statements.

10

Munder Small-Mid Cap Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007*	Year Ended
	(Unaudited)	June 30, 2007*

Net investment loss	$(107,677)	$(154,021)
Net realized gain/(loss) from security transactions	151,978	(634,581)
Net change in net unrealized appreciation/(depreciation) of securities	(531,395)	5,735,078

Net increase/(decrease) in net assets resulting from operations	(487,094)	4,946,476
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(421,488)	(2,035,046)
Class B Shares	83,354	159,784
Class C Shares	(74,677)	(184,755)
Class R Shares	(25,409)	300,861
Class Y Shares	1,184,045	4,708,585
Short-term trading fees	105	1,011

Net increase in net assets	258,836	7,896,916
NET ASSETS:
Beginning of period	30,402,676	22,505,760

End of period	$30,661,512	$30,402,676

Accumulated net investment loss	$(120,068)	$(12,391)

*	For the period ended December 31, 2007 and the year ended June 30, 2007, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

11

Munder Small-Mid Cap Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007*	Year Ended
	(Unaudited)	June 30, 2007*

Amount
Class A Shares:
Sold	$1,766,085	$3,082,683
Redeemed	(2,187,573)	(5,117,729)

Net decrease	$(421,488)	$(2,035,046)

Class B Shares:
Sold	$140,839	$306,899
Redeemed	(57,485)	(147,115)

Net increase	$83,354	$159,784

Class C Shares:
Sold	$536,527	$1,623,697
Redeemed	(611,204)	(1,808,452)

Net decrease	$(74,677)	$(184,755)

Class R Shares:
Sold	$15,731	$327,898
Redeemed	(41,140)	(27,037)

Net increase/(decrease)	$(25,409)	$300,861

Class Y Shares:
Sold	$1,631,911	$5,452,713
Redeemed	(447,866)	(744,128)

Net increase	$1,184,045	$4,708,585

*	For the period ended December 31, 2007 and the year ended June 30, 2007, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2007*	Year Ended
	(Unaudited)	June 30, 2007*

Shares
Class A Shares:
Sold	138,591	272,149
Redeemed	(170,921)	(460,670)

Net decrease	(32,330)	(188,521)

Class B Shares:
Sold	10,987	28,116
Redeemed	(4,773)	(12,989)

Net increase	6,214	15,127

Class C Shares:
Sold	42,378	146,562
Redeemed	(48,220)	(157,359)

Net decrease	(5,842)	(10,797)

Class R Shares:
Sold	1,219	28,604
Redeemed	(3,129)	(2,363)

Net increase/(decrease)	(1,910)	26,241

Class Y Shares:
Sold	127,559	483,761
Redeemed	(35,353)	(62,910)

Net increase	92,206	420,851

*	For the period ended December 31, 2007 and the year ended June 30, 2007, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

13

Munder Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year
	12/31/07		Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)

Net asset value, beginning of period	$13.14		$10.96	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.17)		2.23	1.01

Total from investment operations	(0.21)		2.18	0.96

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$12.93		$13.14	$10.96

Total return(d)	(1.60)%		19.89%	9.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,773		$12,390	$12,405
Ratio of operating expenses to average net assets	1.45	%(e)	1.45%	1.45%
Ratio of net investment loss to average net assets	(0.62	)%(e)	(0.47)%	(0.43)%
Portfolio turnover rate	37%		75%	81%
Ratio of operating expenses to average net assets without expense reimbursements	2.34	%(e)	2.58%	5.48%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on July 1, 2005.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year
12/31/07		Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)

$12.94		$10.88	$10.00

(0.08)		(0.14)	(0.13)
(0.18)		2.20	1.01

(0.26)		2.06	0.88

0.00	(c)	0.00 (c)	0.00 (c)

$12.68		$12.94	$10.88

(2.01)%		18.93%	8.80%

$1,479		$1,429	$1,037
2.20	%(e)	2.20%	2.20%
(1.36	)%(e)	(1.22)%	(1.18)%
37%		75%	81%

3.09	%(e)	3.31%	6.23%

See Notes to Financial Statements.

15

Munder Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year
	12/31/07		Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)

Net asset value, beginning of period	$12.94		$10.88	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.09)		(0.14)	(0.13)
Net realized and unrealized gain/(loss) on investments	(0.17)		2.20	1.01

Total from investment operations	(0.26)		2.06	0.88

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$12.68		$12.94	$10.88

Total return(d)	(2.01)%		18.93%	8.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,767		$5,959	$5,127
Ratio of operating expenses to average net assets	2.20	%(e)	2.20%	2.20%
Ratio of net investment loss to average net assets	(1.37	)%(e)	(1.22)%	(1.18)%
Portfolio turnover rate	37%		75%	81%
Ratio of operating expenses to average net assets without expense reimbursements	3.09	%(e)	3.32%	6.23%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on July 1, 2005.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year
12/31/07		Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)

$13.13		$10.96	$10.00

(0.04)		(0.05)	(0.05)
(0.17)		2.22	1.01

(0.21)		2.17	0.96

0.00	(c)	0.00 (c)	0.00 (c)

$12.92		$13.13	$10.96

(1.60)%		19.80%	9.60%

$43		$44	$37
1.45	%(e)	1.45%	1.45%
(0.61	)%(e)	(0.47)%	(0.43)%
37%		75%	81%

2.34	%(e)	2.56%	5.48%

See Notes to Financial Statements.

17

Munder Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares
	Period Ended		Year	Year
	12/31/07		Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)

Net asset value, beginning of period	$13.06		$10.93	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.09)	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.16)		2.22	1.00

Total from investment operations	(0.22)		2.13	0.93

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$12.84		$13.06	$10.93

Total return(d)	(1.68)%		19.49%	9.30%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$379		$411	$57
Ratio of operating expenses to average net assets	1.70	%(e)	1.70%	1.70%
Ratio of net investment loss to average net assets	(0.88	)%(e)	(0.72)%	(0.68)%
Portfolio turnover rate	37%		75%	81%
Ratio of operating expenses to average net assets without expense reimbursements	2.59	%(e)	2.69%	5.73%

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 1, 2005.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

18

Y Shares

Period Ended		Year	Year
12/31/07		Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)

$13.19		$10.98	$10.00

(0.03)		(0.03)	(0.02)
(0.16)		2.24	1.00

(0.19)		2.21	0.98

0.00	(c)	0.00 (c)	0.00 (c)

$13.00		$13.19	$10.98

(1.44)%		20.13%	9.80%

$11,219		$10,171	$3,844
1.20	%(e)	1.20%	1.20%
(0.36	)%(e)	(0.21)%	(0.18)%
37%		75%	81%

2.09	%(e)	2.27%	5.23%

See Notes to Financial Statements.

19

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20

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Small-Mid Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

21

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by

22

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor has agreed to waive fees or reimburse certain expenses of the Fund through at least October 31, 2008 to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.45%, 2.20%, 2.20%, 1.45%, 1.70% and 1.20% for Class A, Class B, Class C, Class K, Class R and

23

Munder Small-Mid Cap Fund
 Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Class Y Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2007, the Advisor reimbursed expenses on behalf of the Fund totaling $135,102, which are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

The Advisor may seek reimbursement for expenses reimbursed on behalf of the Fund since its inception pursuant to a Reimbursement Agreement with the Fund. At December 31, 2007, the total amount eligible for reimbursement to the Advisor was $813,109. The Fund may only grant such reimbursement provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Reimbursement Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $80,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $44,462 before payment of sub-administration fees and $27,091 after payment of sub- administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.2941% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included in dividends on securities of affiliated company in the accompanying Statement of

24

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $240 in advisory fees before waivers and expense reimbursements ($14 after all waivers and expense reimbursements) and $99 in administration fees.

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $439 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

25

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

4. Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

No payments are made under the Plan with regard to Class Y Shares.

5. Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $12,174,228 and $11,252,959, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,928,406, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,050,558 and net appreciation for financial reporting purposes was $5,877,848. At December 31, 2007, aggregate cost for financial reporting purposes was $24,765,172.

6. Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not

26

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $133.

7. Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from net operating losses were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net
Investment Income	Paid-In Capital

$147,212	$(147,212)

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Post	Capital
October	Loss	Unrealized
Loss	Carryover	Appreciation	Total

$(92,577)	$(700,233)	$6,216,847	$5,424,037

27

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes $700,233 of unused capital losses of which $41,500 and $658,733 expire in 2014 and 2015, respectively.

Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2006 and June 30, 2007 of $92,577.

9. Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10. Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11. Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

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29

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSMC1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Small-Mid Cap
130/30 Fund
Class A, C, K, R, Y & I Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example

1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Cash Flows
14	Statement of Changes in Net Assets
16	Statement of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. Leverage from selling securities short may increase the volatility of returns. In addition, short sales involve increased risk of losses in the Fund if the prices of the securities sold short increase. The Fund may invest up to 25% of its assets in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the net allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2007, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 NET SECTOR ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund from its inception through December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: T. Scott Wittman, Tony Dong and Robert Crosby

The Fund generated a return of -1.94% from its inception on October 8, 2007 through December 31, 2007, relative to the -7.34% return for the S&P 1000® Index for that same time period.

Both the S&P MidCap 400® Index and S&P SmallCap 600® Index posted negative returns during the six-month period ended December 31, 2007, reflecting weakness in the small- and mid-cap sectors of the U.S. stock market. While the Fund also posted a negative return for the six months ended December 31, 2007, it significantly outperformed its S&P 1000® benchmark.

The relative strength of the Fund was due to strong stock selection among both the long and short positions in the Fund. Positive stock selection in most sectors of the Fund, particularly consumer discretionary, financials and health care, was more than sufficient to offset relative weakness in the information technology and energy sectors. The top contributors to relative strength in the consumer discretionary sector were long positions in LKQ Corporation (3.1% of the Fund) and GameStop Corp. (3.5% of the Fund) and short positions in Blue Nile, Inc. (-1.1% of the Fund), Big Lots, Inc. (-1.2% of the Fund), Starbucks Corporation (-1.0% of the Fund) and Bed Bath & Beyond Inc. (-1.4% of the Fund).

Relative strength in the financials sector was primarily due to long positions in Assurant, Inc. (2.7% of the Fund), HDFC Bank Limited (2.1% of the Fund) and BlackRock, Inc. (1.8% of the Fund) and short positions in Asta Funding, Inc. (-1.3% of the Fund) and Cohen & Steers, Inc. (-1.2% of the Fund). In the health care sector, BioMarin Pharmaceutical Inc. (3.5% of the Fund) contributed well over one percentage point to relative returns. Other long positions within the health care sector that boosted relative returns in the sector were VCA Antech, Inc. (2.5% of the Fund) and Hologic, Inc. (1.8% of the Fund). A short position in Affymetrix, Inc. (-1.3% of the Fund) also was a positive for performance.

The positive impact of strong stock selection in most sectors of the Fund was only partially offset by relative weakness in the information technology and energy sectors. Overweighted long positions in j2 Global Communications, Inc. (2.4% of the Fund) and FormFactor, Inc. (3.0% of the Fund) were largely responsible for the weakness in the information technology sector. Oil States International, Inc. (1.1% of the Fund) was the primary detractor from relative strength in the energy sector, offsetting the positive contributions of long positions in Southwestern Energy Company (1.8% of the Fund) and Atlas America, Inc. (2.4% of the Fund).

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard and Poor’s (S&P) 1000® Index combines the S&P MidCap 400® Index and the S&P SmallCap 600® Index. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

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v

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the applicable period and held for the entire period through December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense
	10/8/07(1)	12/31/07(2)	10/8/07-12/31/07(2)	Ratio(3)

Actual
Class A	$1,000.00	$980.00	$5.34	2.35%
Class C	$1,000.00	$978.00	$7.04	3.10%
Class K	$1,000.00	$980.00	$5.34	2.35%
Class R	$1,000.00	$980.00	$5.91	2.60%
Class Y	$1,000.00	$980.60	$4.70	2.07%
Class I	$1,000.00	$981.20	$4.18	1.84%

Hypothetical
Class A	$1,000.00	$1,013.32	$11.89	2.35%
Class C	$1,000.00	$1,009.55	$15.66	3.10%
Class K	$1,000.00	$1,013.32	$11.89	2.35%
Class R	$1,000.00	$1,012.07	$13.15	2.60%
Class Y	$1,000.00	$1,014.73	$10.48	2.07%
Class I	$1,000.00	$1,015.89	$9.32	1.84%

(1)	Actual Beginning Account Value is as of October 8, 2007, the date the Fund commenced operations. Hypothetical Beginning Account Value is as of July 1, 2007 in order to facilitate comparison with other mutual funds.
(2)	Actual Ending Account Value and Actual Expenses Paid are based on the period from the beginning of expense accruals through December 31, 2007. Therefore, expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 84/366 (to reflect the portion of the period that the Fund incurred expenses). Hypothetical Ending Account Value and Hypothetical Expenses Paid are calculated as if the class had been in existence during the entire six-month period from July 1, 2007 through December 31, 2007.
(3)	Includes dividend expense on securities sold short of 0.39%, 0.39%, 0.39%, 0.39%, 0.36% and 0.39% for Class A, Class C, Class K, Class R, Class Y and Class I, respectively.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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Munder Small-Mid Cap 130/30 Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

LONG POSITIONS — 121.5%
COMMON STOCKS — 119.4%
Consumer Discretionary — 17.9%
Distributors — 3.1%
450	LKQ Corporation †,(b)	$9,459

Diversified Consumer Services — 3.4%
25	New Oriental Education & Technology Group Inc., ADR †	2,015
200	Service Corporation International	2,810
150	Sotheby’s (b)	5,715

		10,540

Hotels, Restaurants & Leisure — 1.9%
100	Penn National Gaming, Inc. †,(b)	5,955

Household Durables — 0.8%
100	Tempur-Pedic International Inc.	2,597

Specialty Retail — 5.6%
175	GameStop Corp., Class A †,(b)	10,869
100	Penske Automotive Group, Inc.	1,746
100	Tiffany & Co. (b)	4,603

		17,218

Textiles, Apparel & Luxury Goods — 3.1%
50	Gildan Activewear Inc. †	2,058
100	Polo Ralph Lauren Corporation (b)	6,179
50	Wolverine World Wide, Inc.	1,226

		9,463

Total Consumer Discretionary		55,232

Consumer Staples — 4.1%
Beverages — 3.3%
175	Central European Distribution Corporation †,(b)	10,164

Food & Staples Retailing — 0.8%
75	United Natural Foods, Inc. †	2,379

Total Consumer Staples		12,543

Energy — 8.8%
Energy Equipment & Services — 4.6%
25	Core Laboratories N.V. †,(b)	3,118
75	FMC Technologies, Inc. †,(b)	4,252

See Notes to Financial Statements.

1

Munder Small-Mid Cap 130/30 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

LONG POSITIONS (Continued)
COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
100	Oil States International, Inc. †,(b)	$3,412
100	Superior Energy Services, Inc. †,(b)	3,442

		14,224

Oil, Gas & Consumable Fuels — 4.2%
125	Atlas America, Inc. (b)	7,398
100	Southwestern Energy Company †,(b)	5,572

		12,970

Total Energy		27,194

Financials — 18.2%
Capital Markets — 7.1%
75	Affiliated Managers Group, Inc. †,(b)	8,810
25	BlackRock, Inc. (b)	5,420
125	Eaton Vance Corp.	5,676
100	TD AMERITRADE Holding Corporation †	2,006

		21,912

Commercial Banks — 4.0%
100	City National Corporation (b)	5,955
50	HDFC Bank Limited, ADR (b)	6,522

		12,477

Diversified Financial Services — 0.6%
125	KKR Financial Holdings	1,756

Insurance — 3.6%
125	Assurant, Inc. (b)	8,363
75	Delphi Financial Group, Inc.	2,646

		11,009

Real Estate Investment Trusts (REITs) — 2.9%
300	Gramercy Capital Corp. (b)	7,293
50	LaSalle Hotel Properties	1,595

		8,888

Total Financials		56,042

See Notes to Financial Statements.

2

Shares		Value

Health Care — 12.2%
Biotechnology — 3.6%
300	BioMarin Pharmaceutical Inc. †,(b)	$10,620
25	Vertex Pharmaceuticals Incorporated †	581

		11,201

Health Care Equipment & Supplies — 2.7%
75	Hologic, Inc. †,(b)	5,148
75	West Pharmaceutical Services, Inc.	3,044

		8,192

Health Care Providers & Services — 5.9%
75	Coventry Health Care, Inc. †	4,444
50	Laboratory Corporation of America Holdings †,(b)	3,777
25	LCA-Vision Inc.	499
50	Psychiatric Solutions, Inc. †	1,625
175	VCA Antech, Inc. †,(b)	7,740

		18,085

Total Health Care		37,478

Industrials — 23.7%
Aerospace & Defense — 0.9%
25	L-3 Communications Holdings, Inc.	2,648

Air Freight & Logistics — 0.7%
50	Expeditors International of Washington, Inc.	2,234

Commercial Services & Supplies — 8.5%
100	Corrections Corporation of America †	2,951
125	IHS Inc., Class A †,(b)	7,570
550	Interface, Inc., Class A (b)	8,976
25	Ritchie Bros. Auctioneers Incorporated	2,067
75	Stericycle, Inc. †,(b)	4,455

		26,019

Construction & Engineering — 0.8%
100	EMCOR Group, Inc. †	2,363

Electrical Equipment — 5.2%
75	Belden CDT Inc. (b)	3,337
175	General Cable Corporation †,(b)	12,824

		16,161

Industrial Conglomerates — 2.4%
125	McDermott International, Inc. †,(b)	7,379

See Notes to Financial Statements.

3

Munder Small-Mid Cap 130/30 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

LONG POSITIONS (Continued)
COMMON STOCKS (Continued)
Industrials (Continued)
Machinery — 4.1%
175	Oshkosh Truck Corporation (b)	$8,270
100	RBC Bearings Incorporated †,(b)	4,346

		12,616

Road & Rail — 0.7%
50	Landstar System, Inc.	2,108

Trading Companies & Distributors — 0.4%
75	Rush Enterprises, Inc., Class A †	1,364

Total Industrials		72,892

Information Technology — 21.2%
Communications Equipment — 4.7%
100	CommScope, Inc. †,(b)	4,921
50	Comtech Telecommunications Corp. †	2,700
200	NICE-Systems Ltd., ADR †,(b)	6,864

		14,485

Computers & Peripherals — 1.5%
125	Logitech International S.A. †,(b)	4,580

Electronic Equipment & Instruments — 0.8%
25	Itron, Inc. †	2,399

Information Technology Services — 2.0%
150	Cognizant Technology Solutions Corporation, Class A †,(b)	5,091
50	VeriFone Holdings, Inc. †	1,163

		6,254

Internet Software & Services — 3.8%
50	Akamai Technologies, Inc. †	1,730
75	DealerTrack Holdings, Inc. †,(b)	2,510
350	j2 Global Communications, Inc. †,(b)	7,410

		11,650

Semiconductors & Semiconductor Equipment — 6.6%
375	Diodes Incorporated †,(b)	11,276
275	FormFactor, Inc. †,(b)	9,103

		20,379

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Software — 1.8%
25	NAVTEQ Corporation †	$1,890
125	VASCO Data Security International, Inc. †,(b)	3,490

		5,380

Total Information Technology		65,127

Materials — 6.4%
Chemicals — 4.8%
100	Airgas, Inc. (b)	5,211
25	FMC Corporation	1,364
100	Koppers Holdings Inc.	4,324
75	Syngenta AG, ADR	3,799

		14,698

Metals & Mining — 1.6%
50	Carpenter Technology Corporation (b)	3,759
25	Reliance Steel & Aluminum Co.	1,355

		5,114

Total Materials		19,812

Telecommunication Services — 2.5%
Wireless Telecommunication Services — 2.5%
125	Crown Castle International Corp. †	5,200
50	NII Holdings, Inc. †,(b)	2,416

Total Telecommunication Services		7,616

Utilities — 4.4%
Electric Utilities — 3.1%
25	Entergy Corporation	2,988
75	ITC Holdings Corp. (b)	4,232
75	Northeast Utilities	2,348

		9,568

Gas Utilities — 1.3%
75	Equitable Resources, Inc. (b)	3,996

Total Utilities		13,564

TOTAL COMMON STOCKS
(Cost $382,553)		367,500

See Notes to Financial Statements.

5

Munder Small-Mid Cap 130/30 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES — 2.1%
Multi-Sector — 2.1%
Multi-Industry — 2.1%
1,898	Institutional Money Market Fund (a)	$1,898
10	iShares S&P® SmallCap 600 Index Fund	650
25	Midcap SPDR™ Trust, Series 1	3,878

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $6,683)		6,426

TOTAL INVESTMENTS

(Total Long Positions)
(Cost $389,236)	121.5%	373,926
OTHER ASSETS AND LIABILITIES (Net)	4.3	13,155
SECURITIES SOLD SHORT (SEE SUMMARY BELOW)	(25.8)	(79,357)

NET ASSETS	100.0%	$307,724

SECURITIES SOLD SHORT — (25.8)%
Consumer Discretionary — (7.2)%
Auto Components — (1.1)%
(125)	Lear Corporation †	(3,457)

Diversified Consumer Services — (1.3)%
(325)	Collectors Universe, Inc.	(4,011)

Hotels, Restaurants & Leisure — (1.0)%
(150)	Starbucks Corporation †	(3,070)

Internet & Catalog Retail — (1.1)%
(50)	Blue Nile, Inc. †	(3,403)

Multiline Retail — (1.2)%
(225)	Big Lots, Inc. †	(3,598)

Specialty Retail — (1.5)%
(150)	Bed Bath & Beyond Inc. †	(4,409)

Total Consumer Discretionary		(21,948)

Consumer Staples — (1.3)%
Food & Staples Retailing — (1.3)%
(100)	Whole Foods Market, Inc.	(4,080)

Energy — (1.2)%
Oil, Gas & Consumable Fuels — (1.2)%
(100)	Crosstex Energy, Inc.	(3,724)

See Notes to Financial Statements.

6

Shares		Value

Financials — (5.4)%
Capital Markets — (1.2)%
(125)	Cohen & Steers, Inc.	$(3,747)

Diversified Financial Services — (1.3)%
(150)	Asta Funding, Inc.	(3,966)

Insurance — (2.9)%
(175)	Marsh & McLennan Companies, Inc.	(4,632)
(225)	Progressive Corporation (The) †	(4,311)

		(8,943)

Total Financials		(16,656)

Health Care — (1.3)%
Life Sciences Tools & Services — (1.3)%
(175)	Affymetrix, Inc. †	(4,049)

Industrials — (2.8)%
Commercial Services & Supplies — (1.2)%
(100)	ChoicePoint Inc. †	(3,642)

Machinery — (1.6)%
(175)	Mueller Industries, Inc.	(5,073)

Total Industrials		(8,715)

Information Technology — (6.6)%
Communications Equipment — (1.4)%
(750)	Sonus Networks, Inc. †	(4,373)

Electronic Equipment & Instruments — (4.0)%
(225)	Electro Scientific Industries, Inc. †	(4,466)
(225)	L-1 Identity Solutions, Inc. †	(4,039)
(275)	RadiSys Corporation †	(3,685)

		(12,190)

Information Technology Services — (1.2)%
(100)	Paychex, Inc.	(3,622)

Total Information Technology		(20,185)

TOTAL SECURITIES SOLD SHORT
(Proceeds $91,103)		$(79,357)

See Notes to Financial Statements.

7

Munder Small-Mid Cap 130/30 Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

†	Non-income producing security.

(a)	Affiliated company security (see Notes to Financial Statements, Note 3).

(b)	Security, or a portion thereof, designated on the Fund’s books as collateral for securities sold short.

ABBREVIATIONS:
ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s® Depositary Receipt

See Notes to Financial Statements.

8

At December 31, 2007 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	109.4%	$336,475
Switzerland	2.7	8,379
Israel	2.2	6,864
India	2.1	6,523
Canada	1.3	4,126
Netherlands	1.0	3,118
Cayman Islands	0.7	2,015

TOTAL COMMON STOCKS	119.4	367,500
INVESTMENT COMPANY SECURITIES	2.1	6,426

TOTAL INVESTMENTS (Long positions)	121.5	373,926
OTHER ASSETS AND LIABILITIES (Net)	4.3	13,155
SECURITIES SOLD SHORT	(25.8)	(79,357)

NET ASSETS	100.0%	$307,724

See Notes to Financial Statements.

9

Munder Small-Mid Cap 130/30 Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $387,338)	$372,028
Securities of affiliated company (cost — $1,898)	1,898

Total Investments	373,926
Dividends receivable	871
Receivable from Advisor	11,052
Prepaid expenses and other assets	57,685

Total Assets	443,534

LIABILITIES:
Custodian overdraft payable	241
Securities sold short, at value (proceeds received $91,103)	79,357
Transfer agency/record keeping fees payable	11,746
Administration fees payable	8,974
Trustees’ fees and expenses payable	8,624
Custody fees payable	7,616
Investment advisory fees payable	257
Dividends payable for securities sold short	254
Distribution and shareholder servicing fees payable — Class A, C and R Shares	60
Shareholder servicing fees payable — Class K Shares	8
Accrued expenses and other payables	18,673

Total Liabilities	135,810

NET ASSETS	$307,724

Investments, at cost	$389,236

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated distributions and net investment loss	$(300)
Accumulated net realized gain/(loss) on:
Investments	(5,440)
Securities sold short	3,670
Net unrealized appreciation/(depreciation) on:
Investments	(15,310)
Securities sold short	11,746
Paid-in capital	313,358

$307,724

NET ASSETS:
Class A Shares	$41,064

Class C Shares	$40,863

Class K Shares	$40,840

Class R Shares	$40,819

Class Y Shares	$103,248

Class I Shares	$40,890

SHARES OUTSTANDING:
Class A Shares	4,190

Class C Shares	4,176

Class K Shares	4,167

Class R Shares	4,167

Class Y Shares	10,532

Class I Shares	4,172

CLASS A SHARES:
Net asset value and redemption price per share	$9.80

Maximum sales charge	5.50%
Maximum offering price per share	$10.37

CLASS C SHARES:
Net asset value and offering price per share*	$9.78

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.80

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$9.80

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.80

CLASS I SHARES:
Net asset value, offering price and redemption price per share	$9.80

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Small-Mid Cap 130/30 Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)(a)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies	$1,239
Dividends on securities of affiliated company	142

Total Investment Income	1,381

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	23
Class C Shares	93
Class R Shares	46
Shareholder servicing fees:
Class K Shares	23
Legal and audit fees	21,562
Administration fees	21,513
Registration and filing fees	14,860
Transfer agency/record keeping fees	12,465
Trustees’ fees and expenses	8,567
Custody fees	7,584
Investment advisory fees	672
Dividend expense on securities sold short	254
Other	5,373

Total Expenses	93,035
Expenses reimbursed by Advisor	(91,470)

Net Expenses	1,565

NET INVESTMENT LOSS	(184)

NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/loss from:
Investments	(5,440)
Securities sold short	3,670
Net change in unrealized appreciation/(depreciation) of:
Investments	(15,310)
Securities sold short	11,746

Net realized and unrealized loss	(5,334)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,518)

(a)	The Fund commenced operations on October 8, 2007.

See Notes to Financial Statements.

12

Munder Small-Mid Cap 130/30 Fund

Statement of Cash Flows, Period Ended December 31, 2007 (Unaudited)(a)

Increase/(decrease) in cash —
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(5,518)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchase of securities	(433,486)
Proceeds from disposition of investment securities	40,710
Proceeds from securities sold short	126,628
Purchases to cover securities sold short	(31,856)
Net purchases, sales and maturities of short-term investments	(1,898)
Increase in dividends receivable	(871)
Increase in receivable from Advisor	(11,052)
Increase in prepaid expenses and other assets	(57,685)
Increase in dividends payable for securities sold short	254
Increase in accrued expenses	56,199
Unrealized depreciation on securities	3,564
Net realized loss from security transactions	1,770

Cash used in operating activities	(313,241)

Cash flows from financing activities:
Proceeds from Fund shares sold	313,241

Net cash provided by financing activities	313,241

Net decrease in cash	—
Cash:
Beginning of period	—

End of period	$—

(a)	The Fund commenced operations on October 8, 2007.

See Notes to Financial Statements.

13

Munder Small-Mid Cap 130/30 Fund

Statement of Changes in Net Assets

Period Ended
December 31, 2007
(Unaudited)(a)

Net investment loss	$(184)
Net realized loss from security transactions	(1,770)
Net change in net unrealized appreciation/(depreciation) of securities	(3,564)

Net decrease in net assets resulting from operations	(5,518)
Dividends to shareholders from net investment income:
Class A Shares	(1)
Class K Shares	(1)
Class Y Shares	(64)
Class I Shares	(50)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	41,896
Class C Shares	41,761
Class K Shares	41,668
Class R Shares	41,667
Class Y Shares	104,649
Class I Shares	41,717

Net increase in net assets	307,724
NET ASSETS:
Beginning of period	—

End of period	$307,724

Accumulated distributions and net investment loss	$(300)

(a)	The Fund commenced operations on October 8, 2007.

See Notes to Financial Statements.

14

[This Page Intentionally Left Blank]

15

Munder Small-Mid Cap 130/30 Fund

Statement of Changes in Net Assets — Capital Stock Activity

Period Ended
December 31, 2007
(Unaudited)(a)

Amount
Class A Shares:
Sold	$41,895
Issued as reinvestment of dividends	1

Net increase	$41,896

Class C Shares:
Sold	$41,761

Net increase	$41,761

Class K Shares:
Sold	$41,667
Issued as reinvestment of dividends	1

Net increase	$41,668

Class R Shares:
Sold	$41,667

Net increase	$41,667

Class Y Shares:
Sold	$104,585
Issued as reinvestment of dividends	64

Net increase	$104,649

Class I Shares:
Sold	$41,667
Issued as reinvestment of dividends	50

Net increase	$41,717

(a)	The Fund commenced operations on October 8, 2007.

See Notes to Financial Statements.

16

	Period Ended
	December 31, 2007
	(Unaudited)(a)
Shares
Class A Shares:
Sold	4,190
Issued as reinvestment of dividends	0	#

Net increase	4,190

Class C Shares:
Sold	4,176

Net increase	4,176

Class K Shares:
Sold	4,167
Issued as reinvestment of dividends	0	#

Net increase	4,167

Class R Shares:
Sold	4,167

Net increase	4,167

Class Y Shares:
Sold	10,526
Issued as reinvestment of dividends	6

Net increase	10,532

Class I Shares:
Sold	4,167
Issued as reinvestment of dividends	5

Net increase	4,172

#	Amount is less than 0.500 of a share.

(a)	The Fund commenced operations on October 8, 2007.

See Notes to Financial Statements.

17

Munder Small-Mid Cap 130/30 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares		C Shares		K Shares

	Period Ended		Period Ended		Period Ended
	12/31/07(b)		12/31/07(b)		12/31/07(b)
	(Unaudited)		(Unaudited)		(Unaudited)

Net asset value, beginning of period	$10.00		$10.00		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.01)		(0.02)		(0.01)
Net realized and unrealized loss	(0.19)		(0.20)		(0.19)

Total from investment operations	(0.20)		(0.22)		(0.20)

Less distributions:
Dividends from net investment income	(0.00	)(d)	—		(0.00	)(d)

Total distributions	(0.00	)(d)	—		(0.00	)(d)

Net asset value, end of period	$ 9.80		$ 9.78		$ 9.80

Total return(c)	(2.00)%		(2.20)%		(2.00)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 41		$ 41		$ 41
Ratio of operating expenses to average net assets	2.34	%(e)	3.09	%(e)	2.34	%(e)
Ratio of net investment loss to average net assets	(0.33	)%(e)	(1.09	)%(e)	(0.30	)%(e)
Portfolio turnover rate	56%		56%		56%
Ratio of operating expenses to average net assets without expense reimbursements	138.48	%(e)	139.23	%(e)	138.48	%(e)
Ratio of operating expenses to average net assets, excluding dividend expense on securities sold short	1.96	%(e)	2.71	%(e)	1.96	%(e)

(a)	The Fund commenced operations on October 8, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d)	Amount is less than $0.005 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder Small-Mid Cap 130/30 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	R Shares		Y Shares		I Shares

	Period Ended		Period Ended		Period Ended
	12/31/07(b)		12/31/07(b)		12/31/07(b)
	(Unaudited)		(Unaudited)		(Unaudited)

Net asset value, beginning of period	$10.00		$10.00		$10.00

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		0.00	(d)	0.00	(d)
Net realized and unrealized loss	(0.19)		(0.19)		(0.19)

Total from investment operations	(0.20)		(0.19)		(0.19)

Less distributions:
Dividends from net investment income	—		(0.01)		(0.01)

Total distributions	—		(0.01)		(0.01)

Net asset value, end of period	$ 9.80		$ 9.80		$ 9.80

Total return(c)	(2.00)%		(1.94)%		(1.88)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 41		$ 103		$ 41
Ratio of operating expenses to average net assets	2.59	%(e)	2.09	%(e)	1.83	%(e)
Ratio of net investment income/(loss) to average net assets	(0.57	)%(e)	0.06	%(e)	0.17	%(e)
Portfolio turnover rate	56%		56%		56%
Ratio of operating expenses to average net assets without expense reimbursements	138.73	%(e)	138.23	%(e)	137.97	%(e)
Ratio of operating expenses to average net assets, excluding dividend expense on securities sold short	2.21	%(e)	1.71	%(e)	1.45	%(e)

(a)	The Fund commenced operations on October 8, 2007.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Amount is less than $0.005 per share.

(e)	Annualized.

See Notes to Financial Statements.

19

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20

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Small-Mid Cap 130/30 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 6 classes of shares — Class A, Class C, Class K, Class R, Class Y, and Class I Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class K, Class R, Class Y, and Class I Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts

21

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

may be valued based on the underlying securities value and relevant exchange rate. Equity securities sold short may also be valued at the asked price and equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Short Sales: The Fund may engage in short sales of equity securities. When the Fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation that the market price of the security will decline. To complete the short sale transaction, the Fund purchases the same security in the market at the current market price and closes out the position by returning the security to the lender.

Upon entering into a short sale, the Fund is required to deposit with the broker, or pledge as collateral, an amount at least equal to its obligations to purchase the securities sold short. Collateral is adjusted daily to reflect the daily mark to market of the corresponding liability to settle securities sold short. The Fund is required to pay dividends on securities sold short to compensate the counterparty for dividends declared on the underlying securities.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of the compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale

22

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Class-level expenses attributable to Class I Shares are charged directly to that class. All other class-level expenses (excluding distribution and shareholder servicing fees) are allocated to the remaining share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax

23

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 1.00% on the first $1 billion of average daily net assets; and 0.95% of the average daily net assets in excess of $1 billion. During the period ending December 31, 2007, the Fund paid an annual effective rate of 1.00% for advisory services.

Pursuant to an Expense Limitation Agreement with the Fund, the Advisor has agreed to waive fees or reimburse certain expenses of the Fund through at least October 31, 2008 to the extent necessary to maintain the Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) at 1.96%, 2.71%, 1.96%, 2.21%, 1.71% and 1.45% for Class A, Class C, Class K, Class R, Class Y, and Class I Shares, respectively (collectively, “Target Operating Expenses”). For the period ended December 31, 2007, such reimbursements totaled $91,470, and are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

The Advisor may seek reimbursement from the Fund for expenses reimbursed on behalf of the Fund since its inception pursuant to a Reimbursement Agreement with the Fund. At December 31, 2007, the total amount eligible for reimbursement to the Advisor was $91,470. The Fund may only grant such reimbursement provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and

24

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

“Acquired Fund Fees and Expenses” as that term is used by the Securities and Exchange Commission) are below the Target Operating Expenses and (2) it receives approval from the Board of Trustees. The Reimbursement Agreement is subject to annual review by the Board of Trustees.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee of $80,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $21,513 before payment of sub-administration fees and $12,307 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 32.0157% before expense reimbursements and 0.00% after expense reimbursements for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $6 in advisory fees before waivers and expense reimbursements (less than $1 after all waivers and expense reimbursements) and $2 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a

25

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of the Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class C	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Fund’s distributor.

No payments are made under the Plan with regard to Class Y or Class I Shares.

26

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $465,342 and $167,338, respectively, for the period ended December 31, 2007. Purchases to cover securities sold short and securities sold short were equal to $31,856 and $126,628, respectively.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $29,834, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $33,398 and net depreciation for financial reporting purposes was $3,564. Net unrealized depreciation on investments was $15,310 and net unrealized appreciation on securities sold short was $11,746. At December 31, 2007, aggregate cost for financial reporting purposes was $389,236. Proceeds for securities sold short was $91,103.

6.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were less than $1.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Quarterly Portfolio Schedule

The Fund will file with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q will be available on the Securities and

27

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q will be available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings will be available on our website, www.munder.com.

9.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10.	Proxy Voting Record

The Fund will file with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12-month period ending June 30, 2008 and thereafter for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Approval of Investment Advisory Agreement

On August 14, 2007, the Board of Trustees, including all of the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a Combined Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and MST with respect to the Fund. The Advisory Agreement with respect to all of the then existing Munder Funds had been approved by the Board on May 15, 2007.

At an in-person Board meeting held on August 13-14, 2007, the Trustees reviewed information about the Fund and considered the proposed terms of the Advisory Agreement with respect to the Fund. The Board and counsel to the Non-Interested Trustees had an opportunity to review information, in advance of the meeting, provided by the Advisor and by counsel to the Munder Funds. This information included materials that presented detailed information from the Advisor that had been provided in response to a series of questions submitted by

28

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

counsel to the Munder Funds and memoranda outlining the legal duties of the Board provided to the Board by counsel to the Non-Interested Trustees.

The Board considered the information presented in light of the fact that the Fund was newly created and, therefore, had no performance or operating history to evaluate in considering its approval of the Advisory Agreement with respect to the Fund. In evaluating the Advisory Agreement, therefore, the Board conducted a review that was specifically focused upon the approval of the Advisory Agreement with respect to the Fund, while relying upon the Board’s general knowledge, resulting from its meetings throughout the year, of the Advisor and the services it provides to the existing Munder Funds. In this regard, the Board considered the new information presented for the Fund carefully along with the detailed information provided to them by the Advisor in connection with the Board’s most recent annual evaluation and approval of the continuance of the Advisory Agreement for the then existing Munder Funds at the Board meeting held on May 14-15, 2007.

In approving the Advisory Agreement with respect to the Fund, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the Advisory Agreement for the Fund. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

(a) The nature, extent and quality of the services to be provided by the Advisor: In considering the nature, extent and quality of the services proposed to be provided by the Advisor to the Fund, which had not yet commenced operations, the Board took note of its comprehensive review of these factors during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the level and quality of services that the Advisor generally has provided to the existing Munder Funds and has proposed to provide to the Fund; the qualifications of management of the Advisor and of the persons proposed by the Advisor to provide portfolio management services to the Fund; the general experience, business, operations and financial condition of the Advisor; and the terms of the Advisory Agreement. Based on these and other

29

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

factors, the Board concluded that the facts presented to and considered by the Board justified approval of the Advisory Agreement with respect to the Fund.

(b) The investment performance of the Fund: The Board considered the fact that the Fund was newly created and, therefore, had no performance history. The Board considered the proposed investment objectives and strategies of the Fund, the proposed trading strategies and decision making process to be employed by the Advisor in managing the Fund, and the capability and capacity of the Advisor to manage the Fund. Based on these considerations, the Board concluded that the investment performance of the Advisor supported approval of the Advisory Agreement with respect to the Fund.

(c) The anticipated costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund: The Board considered the fact that the Fund was newly created, and therefore, no profitability information or analysis was available to provide to the Board. The Board considered the proposed investment advisory fees for the Fund; the total fees anticipated to be received by the Advisor from its relationship with the Fund; the willingness of the Advisor to contractually limit the fees and expenses paid by the Fund, and an estimate of profitability of the Fund to the Advisor. The Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the Advisory Agreement with respect to the Fund. Based on the information provided, the Board concluded that the proposed costs of the Advisor’s services under the Advisory Agreement were not unreasonable.

(d) The extent to which economies of scale may be realized as the Fund grows and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board noted the Advisor’s previous and on-going efforts to review the fees of all the Munder Funds for reasonableness and market rate comparability in an overall effort to reduce the Funds’ total operating expenses. With respect to the Fund, the Board considered the Advisor’s willingness to contractually limit the Fund’s expenses for at least a one year period by waiving certain fees and reimbursing certain expenses. The Board also considered the fact that the Fund’s advisory fee has a contractual breakpoint that would enable potential economies of scale to be passed on to the Fund’s shareholders as assets grow. Based on the above, the Board concluded that the Advisor’s efforts in this regard supported approving the Advisory Agreement with respect to the Fund.

30

Munder Small-Mid Cap 130/30 Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

(e) A comparison of proposed fee levels of the Fund with those of comparable funds: In considering this factor, the Board considered the proposed advisory fees as they compared to those of other funds with a similar investment strategy. The Board also received information that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) in comparison to those of other funds with a similar investment strategy. Based on these fee and expense comparisons, the Board concluded that the proposed advisory fee and anticipated total fee levels of the Fund were reasonable in light of the services to be provided and should not preclude approval of the Advisory Agreement with respect to the Fund.

(f) Benefits derived or to be derived by the Advisor from the relationship with the Fund: In considering the benefits derived or to be derived by the Advisor from the relationship with the Fund, the Board took note of its comprehensive review of the Advisor’s relationship with the then existing Munder Funds during the Board’s May 14-15, 2007 meeting at which the Board approved the continuance of the Advisory Agreement for the then existing Munder Funds pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Fund, the Advisor may benefit from its relationship with the Fund in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although investment managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on these facts, the Board concluded that these additional anticipated benefits should not preclude approval of the Advisory Agreement with respect to the Fund.

Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board unanimously approved the Advisory Agreement with respect to the Fund.

31

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32

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSMC1301207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Tax-Free
Money Market Fund
Class A, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Investment Allocation
iii	Shareholder Fee Example
1	Portfolio of Investments
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Statements of Changes in Net Assets — Capital Stock Activity
20	Financial Highlights
23	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Munder Tax-Free Money Market Fund

Investment Allocation, December 31, 2007 (Unaudited)

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by maturity. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

ii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iii

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,014.40	$3.70	0.73%
Class K	$1,000.00	$1,014.10	$3.95	0.78%
Class Y	$1,000.00	$1,014.90	$3.19	0.63%

Hypothetical
Class A	$1,000.00	$1,021.47	$3.71	0.73%
Class K	$1,000.00	$1,021.22	$3.96	0.78%
Class Y	$1,000.00	$1,021.97	$3.20	0.63%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iv

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Principal
Amount		Value

TAX-EXEMPT COMMERCIAL PAPER — 6.2%
Florida — 0.9%
$2,000,000	Jacksonville Electric Authority, Series 2001-C, 3.350% due 03/11/2008	$2,000,000

Illinois — 1.1%
2,500,000	Illinois Educational Facilities Authority Revenue, 3.500% due 01/09/2008	2,500,000

Minnesota — 1.4%
3,000,000	City Of Rochester, Minnesota, Series 2000-B, 2.800% due 02/06/2008	3,000,000

Tennessee — 1.4%
3,000,000	Tennessee State Tax Exempt, Series 1997-A, 3.350% due 02/13/2008	3,000,000

Texas — 1.4%
	San Antonio, Texas, Electric & Gas, Series A:
2,000,000	3.500% due 01/10/2008	2,000,000
1,000,000	3.300% due 04/08/2008	1,000,000

		3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $13,500,000)		13,500,000

MUNICIPAL BONDS AND NOTES — 89.5%
Alabama — 2.7%
3,000,000	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue, Infirmary Health System, Series A, (Bank of Nova Scotia, LOC), 3.480% due 02/01/2040 (a)	3,000,000
2,900,000	Mobile, Alabama, Industrial Development Board Dock & Wharf Revenue, Holnam Incorporated Project, Series A, Refunding, (Bayerische Landesbank, LOC), 3.470% due 06/01/2032 (a)	2,900,000

		5,900,000

Arizona — 1.1%
2,500,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tucson Electric Power, Series 83-A, (ABN AMRO Bank N.V., LOC), 3.450% due 12/15/2018 (a)	2,500,000

See Notes to Financial Statements.

1

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
California — 1.6%
$3,525,000	Inland Valley, California Development Agency, Tax Allocation, (Union Bank of CA, LOC), 3.350% due 03/01/2027 (a)	$3,525,000

Colorado — 3.9%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Regis Jesuit High School Project, (Wells Fargo Bank, N.A., LOC), 3.420% due 12/01/2033 (a)	1,000,000
3,000,000	Rehoboth Christian School, (Keybank N.A., LOC), 3.440% due 05/01/2037 (a)	3,000,000
3,000,000	Lowry Economic Redevelopment Authority, Series A, Refunding, (BNP Paribas, LOC), 3.410% due 12/01/2020 (a)	3,000,000
1,450,000	Water Valley, Colorado, Metropolitan District, No. 2, GO, (Wells Fargo Bank N.A., LOC), 3.420% due 12/01/2024 (a)	1,450,000

		8,450,000

District Of Columbia — 1.4%
	District of Columbia Revenue:
1,000,000	Georgetown University, Series A, Refunding, (MBIA Insured), ETM, 6.000% due 04/01/2008	1,005,720
1,960,000	Hospital For Sick Children, (SunTrust Bank, LOC), 3.440% due 01/01/2035 (a)	1,960,000

		2,965,720

Florida — 4.4%
3,490,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 3.460% due 10/05/2022 (a)	3,490,000
1,500,000	Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, Series A, Refunding, (FSA Insured), 5.250% due 07/01/2008	1,511,074

See Notes to Financial Statements.

2

Principal
Amount		Value

Florida (Continued)
$1,700,000	Highlands County Health Facilities Authority, Adventist Health Systems, Series B, Refunding, (SunTrust Bank, LOC), 3.440% due 11/15/2009 (a)	$1,700,000
3,000,000	Orange County, Florida, Industrial Development Authority Revenue, Catholic Charities, (Suntrust Bank, LOC) 3.740% due 07/01/2037 (a)	3,000,000

		9,701,074

Georgia — 2.7%
1,850,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 3.450% due 03/01/2022 (a)	1,850,000
3,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series B, (Bayerische Landersbank, LOC), 3.380% due 07/01/2025 (a)	3,000,000
1,170,000	Rockdale County, Georgia, Sales Tax, GO 4.000% due 04/01/2008	1,170,688

		6,020,688

Idaho — 0.9%
2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, The Community School, Inc. Project, (Bank of New York, LOC), 3.420% due 08/01/2035 (a)	2,000,000

Illinois — 7.6%
3,500,000	City of Chicago IL, Water Revenue (Bank One N.A., LOC), 3.400% due 11/01/2030 (a)	3,500,000
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (LaSalle Bank, N.A., LOC), 3.400% due 08/01/2015 (a)	3,500,000
3,000,000	Illinois Finance Authority Revenue, Latin School of Chicago Project, Series B, (JP Morgan Chase Bank, LOC), 3.430% due 08/01/2035 (a)	3,000,000

See Notes to Financial Statements.

3

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Illinois (Continued)
$3,575,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Series B, Refunding, (MBIA Insured), (Societe Generale, LOC), 3.460% due 01/01/2010 (a)	$3,575,000
1,200,000	McCook, Illinois, St. Andrew Society, Series B, (Northern Trust Company, LOC) 3.500% due 12/01/2021 (a)	1,200,000
2,000,000	State of Illinois, GO, Refunding, Series B, 5.000% due 03/01/2008	2,005,252

		16,780,252

Indiana — 4.1%
1,915,000	Huntington Indiana, Economic Development Revenue, Huntington University, (National City Bank, LOC) 3.490% due 08/01/2037 (a)	1,915,000
1,630,000	Indiana Bond Bank Revenue, State Revenue Fund, Series B, 5.000% due 02/01/2008	1,631,814
2,000,000	Indiana Bond Bank Revenue, Advance Funding Program Notes, Series A, (Bank of New York, LOC), 4.250% due 01/31/2008	2,000,953
3,400,000	Indiana Municipal Power Agency, Power Supply System Revenue, Refunding, Series A, (Dexia Credit Local, LOC), 3.480% due 01/01/2018 (a)	3,400,000

		8,947,767

Kentucky — 2.6%
3,700,000	Christian County, Kentucky, Association of Leasing Trust, Series B, (U.S. Bank N.A., LOC), 3.750% due 08/01/2037 (a)	3,700,000
2,000,000	Franklin County, Kentucky Economic Development Revenue, Frankfort YMCA Project, (Fifth Third Bank, LOC), 3.430% due 07/01/2026 (a)	2,000,000

		5,700,000

See Notes to Financial Statements.

4

Principal
Amount		Value

Maryland — 2.0%
$3,450,000	Maryland State Economic Development Corporation Revenue, Refunding, Constellation Energy A (Wachovia Bank N.A., LOC), 3.400% due 04/01/2024 (a)	$3,450,000
1,000,000	State of Maryland, GO, Refunding, 5.000% due 02/01/2008	1,001,068

		4,451,068

Massachusetts — 5.3%
2,685,000	State of Massachusetts,
	Series A, GO, Refunding, 3.460% due 02/01/2028 (a)	2,685,000
	Massachusetts State Development Finance Agency:
3,195,000	Bartlett School, (TD Banknorth N.A., LOC), 3.430% due 03/01/2036 (a)	3,195,000
3,000,000	Charles River School, (Citizens Bank of MA, LOC), 3.450% due 05/01/2037 (a)	3,000,000
2,845,000	Massachusetts State Water Resources Authority, General Revenue Refunding, Series B, (AMBAC Insured), (Scotiabank, SPA), 3.450% due 04/01/2028 (a)	2,845,000

		11,725,000

Michigan — 4.0%
2,000,000	Detroit, Michigan, Tax Anticipation Notes, GO, (Scotiabank LOC), 4.500% due 03/01/2008	2,002,526
1,000,000	Hudsonville, Michigan Public Schools, Refunding, (FGIC Insured), 5.150% due 05/01/2027, Pre-refunded 05/01/2008	1,004,918
2,505,000	Lenawee County, Michigan, Economic Development Corporation Revenue, Refunding, Siena Heights University Project, (Fifth Third Bank, LOC), 3.440% due 11/01/2024 (a)	2,505,000
1,200,000	Michigan Higher Education Facilities Authority Revenue, Refunding Limited Obligation, University of Detroit, (JP Morgan Chase Bank, LOC) 3.750% due 11/01/2036 (a)	1,200,000

See Notes to Financial Statements.

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$1,000,000	Michigan State Hospital Finance Authority, Revenue, North Ottawa Care Center Incorporated, (National City Bank Midwest, LOC), 3.440% due 05/01/2036 (a)	$1,000,000
1,000,000	Port Huron, Michigan, Series A, (MBIA Insured), 5.250% due 10/01/2019, Pre-refunded 10/01/2008	1,022,649

		8,735,093

Missouri — 1.5%
3,345,000	Missouri State Highways & Transit Commission, Multi-Modal Third Lien State Road, Series B, (State Street Bank & Trust Co., LOC), 3.410% due 05/01/2015 (a)	3,345,000

New Jersey — 3.0%
2,000,000	Essex County New Jersey Improvement Authority Revenue, Aces-Pooled Governmental Loan Program, (First Union National Bank, LOC), 3.430% due 07/01/2026 (a)	2,000,000
1,000,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series C, (MBIA Insured), ETM, 6.500% due 01/01/2008	1,000,000
2,510,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, (FSA Insured), 5.000% due 06/15/2015, Pre-refunded 06/15/2008	2,528,525
1,000,000	State of New Jersey, GO, Refunding, Series E, 6.000% due 07/15/2008	1,013,979

		6,542,504

New York — 6.2%
3,000,000	City of New York, NY, Sub-Series H-3 GO, (Bank of New York, LOC), 3.350% due 03/01/2034 (a)	3,000,000
3,000,000	Metropolitan Transportation Authority New York Revenue, Transportation Sub Series G-2 (BNP Paribas, LOC), 3.650% due 11/01/2026 (a)	3,000,000

3,000,000	New York City, NY, Transitional Finance Authority Revenue, Sub Series 2-D, 3.350% due 11/01/2022(a)	3,000,000

See Notes to Financial Statements.

6

Principal
Amount		Value

New York (Continued)
	New York State Housing Finance Agency Service Contract Revenue:
$1,700,000	Series B, Refunding, (BNP Paribas, LOC), 3.400% due 03/15/2026 (a)	$1,700,000
3,000,000	Series G, Refunding, (Westdeutsche Landesbank, LOC), 3.350% due 03/15/2028 (a)	3,000,000

		13,700,000

North Carolina — 2.8%
1,975,000	City of Winston-Salem, North Carolina, Water & Sewer Revenue, Refunding, Series C, (Dexia Credit Local, SPA), 3.480% due 06/01/2028 (a)	1,975,000
1,335,000	Mecklenburg County, North Carolina, Public Improvement, Series B, GO, 4.400% due 02/01/2010, Pre-refunded 02/01/2008	1,349,145
1,240,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 3.450% due 09/01/2021 (a)	1,240,000
1,540,000	North Carolina Medical Care, Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 3.450% due 05/01/2018 (a)	1,540,000

		6,104,145

Ohio — 0.7%
1,450,000	Akron, Bath & Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 3.430% due 11/01/2034 (a)	1,450,000

Oregon — 1.5%
3,295,000	Oregon State Health Housing Educational & Cultural Facilities Authority, Assumption Village Project, Series A, (Keybank, N.A., LOC), 3.430% due 03/01/2033 (a)	3,295,000

See Notes to Financial Statements.

7

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Pennsylvania — 10.1%
$3,000,000	Beaver County Industrial Development Authority Pollution Control Revenue, Refunding, FirstEnergy A (Barclays Bank PLC, LOC), 3.400% due 01/01/2035 (a)	$3,000,000
3,000,000	Chester County, Pennsylvania, Industrial Development Authority, Archidiocese of Philadelphia, (Wachovia Bank, N.A., LOC), 3.670% due 07/01/2031 (a)	3,000,000
1,400,000	Commonwealth of Pennsylvania, First Series, 5.000% due 03/01/2018, Pre-refunded 03/01/2008	1,417,628
3,500,000	Delaware Valley, Pennsylvania, Regional Financial Authority Local Government Revenue, Series A, (Bayerische Landesbank, LOC), 3.450% due 12/01/2019 (a)	3,500,000
2,000,000	Luzerne County Industrial Development Authority Lease Revenue, (PNC Bank N.A., LOC), 3.420% due 11/01/2026 (a)	2,000,000
3,250,000	Scranton – Lackwanna Pennsylvania Health and Welfare Authority Revenue, Hospital Community Medical Center Project (PNC Bank N.A., LOC), 3.420% due 07/01/2032 (a)	3,250,000
3,000,000	Westmoreland County Industrial Development Authority, Greensburg Thermal Project, Series A, Refunding, (PNC Bank N.A., LOC), 3.420% due 12/01/2024 (a)	3,000,000
2,950,000	Wilkinsburg, Pennsylvania, Municipal Authority Revenue, Monroeville Christian/Judea Foundation Project, Refunding, (Citizens Bank NA, LOC), 3.450% due 03/01/2027 (a)	2,950,000

		22,117,628

South Dakota — 1.0%
2,140,000	South Dakota Health & Educational Facilities Authority, University of Sioux Falls, (Wells Fargo Bank N.A., LOC), 3.420% due 10/01/2016 (a)	2,140,000

See Notes to Financial Statements.

8

Principal
Amount		Value

Tennessee — 1.4%
$1,100,000	Metropolitan Nashville Airport Authority, Tennessee Airport Improvement Revenue, Refunding, (FGIC Insured), (Societe Generale, LOC), 3.440% due 07/01/2019 (a)	$1,100,000
2,000,000	Williamson County, Tennessee, Industrial Development Board Revenue, Educational Facilities, Currey Ingram Academy, (Suntrust Bank, LOC), 3.460% due 04/01/2023 (a)	2,000,000

		3,100,000

Texas — 5.2%
	City of Houston, Texas, GO:
1,635,000	Prerefunding, 5.000% due 03/01/2016, Pre-refunded 03/01/2008	1,640,364
1,365,000	Series A, Prerefunding, 5.000% due 03/01/2016, Pre-refunded 03/01/2008	1,369,479
3,445,000	Lamar, Texas, Consolidated Independent School District, 5.250% due 02/15/2011, Pre-refunded 2/15/2008	3,451,509
2,000,000	State of Texas, GO 4.500% due 08/28/2008	2,010,375
3,000,000	Texas Small Business Industrial Development Corporation, Industrial Development Revenue, Texas Public Facilities Capital Access, (Bank of America N.A., LOC), 3.460% due 07/01/2026 (a)	3,000,000

		11,471,727

Utah — 1.6%
1,400,000	Utah Transit Authority, Sales Tax Revenue, Series A, (Fortis Bank SA/NV, LOC), 3.680% due 06/15/2036 (a)	1,400,000
2,000,000	Utah Transit Authority Sales Tax Revenue, Subordinated, Series B, (Fortis Bank SA/NV, LOC), 3.700% due 06/15/2036 (a)	2,000,000

		3,400,000

Vermont — 1.8%
3,985,000	Vermont Educational & Health Buildings Financial Agency Revenue, North Country Hospital Project A (TD Banknorth N.A., LOC), 3.700% due 10/01/2034 (a)	3,985,000

See Notes to Financial Statements.

9

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Virginia — 1.4%
$1,000,000	Fairfax County, Virginia, Public Improvement, Series A, Pre-refunded, 5.000% due 06/01/2009, Pre-refunded 12/01/2008	$1,025,033
1,000,000	Portsmouth, Virginia, GO, Refunding and Public Improvement, Series A, GO, (FGIC Insured), 5.500% due 06/01/2017, Pre-refunded 06/01/2008	1,007,409
1,000,000	Spotsylvania County, Virginia, Public Improvement, GO, (FSA Insured), 5.000% due 01/15/2008	1,000,500

		3,032,942

Washington — 3.5%
2,000,000	King County, Washington, School District No 403 Renton, GO, Refunding, (FGIC-TCRS Insured), 5.250% due 12/01/2014, Pre-refunded 06/01/2008	2,012,088
1,000,000	King County, Washington, School District No 415 Kent, GO, Prerefunding, (FGIC Insured), 5.250% due 12/01/2013, Pre-refunded 12/01/2008	1,020,119
	Washington State Housing Finance Commission Non Profit Revenue:
1,665,000	Evergreen School Project (Wells Fargo Bank, N.A., LOC), 3.420% due 07/01/2028 (a)	1,665,000
3,000,000	YMCA Tacoma Pierce County Project 8.1, (U.S. Bank N.A., LOC), 3.470% due 12/01/2032 (a)	3,000,000

		7,697,207

West Virginia — 1.1%
2,360,000	West Virginia State Hospital Finance Authority Revenue, Pallottine Health Services, Inc. Project, Refunding, Series A-1, (Fifth Third Bank, LOC), 3.440% due 10/01/2033 (a)	2,360,000

Wisconsin — 0.9%
1,970,000	Wisconsin Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, Inc., (Wells Fargo Bank N.A., LOC), 3.420% due 11/01/2025 (a)	1,970,000

See Notes to Financial Statements.

10

Principal
Amount		Value

Wyoming — 1.5%
$3,400,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding, Pacificorp Project, Series A, (Barclays Bank PLC, LOC), 3.480% due 07/01/2015 (a)	$3,400,000

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $196,512,815)		196,512,815

Shares
INVESTMENT COMPANY SECURITIES — 4.4%
5,516,830	CitiFunds Institutional Tax Free Reserves	5,516,830
4,085,104	Dreyfus Tax Exempt Cash Management Fund	4,085,104

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $9,601,934)		9,601,934

TOTAL INVESTMENTS
(Cost $219,614,749)	100.1%	219,614,749
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(163,608)

NET ASSETS	100.0%	$219,451,141

(a)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2007.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
LOC	— Instruments supported by bank letter of credit
MBIA	— Municipal Bond Investors Assurance
SPA	— Stand-by Purchase Agreement
TCR	— Transferable Custodial Receipts

See Notes to Financial Statements.

11

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

At December 31, 2007, the sector diversification of the Fund was as follows:

	%
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	73.0%	$160,310,000
Pre-Refunded/ETM	9.5	20,854,586
General Obligation	4.2	9,203,888
Revenue	1.7	3,632,767
Insured	1.1	2,511,574

TOTAL MUNICIPAL BONDS AND NOTES	89.5	196,512,815
TAX-EXEMPT COMMERCIAL PAPER	6.2	13,500,000
INVESTMENT COMPANY SECURITIES	4.4	9,601,934

TOTAL INVESTMENTS	100.1	219,614,749
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(163,608)

NET ASSETS	100.0%	$219,451,141

See Notes to Financial Statements.

12

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13

Munder Tax-Free Money Market Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$219,614,749
Interest receivable	1,195,865
Dividends receivable	13,815
Prepaid expenses and other assets	21,320

Total Assets	220,845,749

LIABILITIES:
Payable for Fund shares redeemed	951,289
Dividends payable	287,766
Trustees’ fees and expenses payable	52,332
Administration fees payable	26,263
Transfer agency/record keeping fees payable	22,776
Shareholder servicing fees payable — Class K Shares	14,953
Shareholder servicing fees payable — Class A Shares	6,086
Custody fees payable	2,787
Investment advisory fees payable	2,106
Accrued expenses and other payables	28,250

Total Liabilities	1,394,608

NET ASSETS	$219,451,141

Investments, at cost	$219,614,749

See Notes to Financial Statements.

14

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(8,960)
Paid-in capital	219,460,101

$219,451,141

NET ASSETS:
Class A Shares	$65,435,395

Class K Shares	$117,935,383

Class Y Shares	$36,080,363

SHARES OUTSTANDING:
Class A Shares	65,404,048

Class K Shares	117,993,843

Class Y Shares	36,088,154

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

15

Munder Tax-Free Money Market Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$3,415,004
Dividends	189,005

Total Investment Income	3,604,009

EXPENSES:
Shareholder servicing fees:
Class A Shares	89,300
Shareholder servicing fees:
Class K Shares	84,538
Investment advisory fees	353,983
Administration fees	146,044
Transfer agency/record keeping fees	41,968
Legal and audit fees	23,944
Custody fees	20,234
Trustees’ fees and expenses	13,254
Registration and filing fees	12,102
Other	30,249

Total Expenses	815,616
Fees waived by distributor	(53,580)

Net Expenses	762,036

NET INVESTMENT INCOME	2,841,973

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,841,973

See Notes to Financial Statements.

16

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$2,841,973	$6,364,403

Net increase in net assets resulting from operations	2,841,973	6,364,403
Dividends to shareholders from net investment income:
Class A Shares	(1,012,197)	(3,035,864)
Class K Shares	(1,566,186)	(2,852,360)
Class Y Shares	(263,590)	(476,179)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(51,535,224)	51,330,515
Class K Shares	5,476,348	17,280,735
Class Y Shares	20,253,923	529,236

Net increase/(decrease) in net assets	(25,804,953)	69,140,486
NET ASSETS:
Beginning of period	245,256,094	176,115,608

End of period	$219,451,141	$245,256,094

See Notes to Financial Statements.

17

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets — Capital Stock Activity(a)

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold	$67,516,555	$284,669,213
Issued as reinvestment of dividends	1,006,893	3,031,072
Redeemed	(120,058,672)	(236,369,770)

Net increase/(decrease)	$(51,535,224)	$51,330,515

Class K Shares:
Sold	$69,092,653	$129,981,492
Issued as reinvestment of dividends	374	681
Redeemed	(63,616,679)	(112,701,438)

Net increase	$5,476,348	$17,280,735

Class Y Shares:
Sold	$67,021,745	$30,013,062
Issued as reinvestment of dividends	3,672	16,877
Redeemed	(46,771,494)	(29,500,703)

Net increase	$20,253,923	$529,236

(a)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

18

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19

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/07		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/07	6/30/06	6/30/05		6/30/04	6/30/03

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.014		0.029	0.022	0.011		0.004	0.005
Net realized and unrealized gain/(loss) on investments	—		—	—	(0.000	)(b)	—	—

Total from investment operations	0.014		0.029	0.022	0.011		0.004	0.005

Less distributions:
Dividends from net investment income	(0.014)		(0.029)	(0.022)	(0.011)		(0.004)	(0.005)

Total distributions	(0.014)		(0.029)	(0.022)	(0.011)		(0.004)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total return(c)	1.44%		2.90%	2.22%	1.14%		0.40%	0.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,435		$116,971	$65,640	$64,961		$89,281	$88,891
Ratio of operating expenses to average net assets	0.73	%(d)	0.73%	0.71%	0.62%		0.59%	0.82%
Ratio of net investment income to average net assets	2.83	%(d)	2.87%	2.20%	1.07%		0.40%	0.54%
Ratio of operating expenses to average net assets without expense waivers	0.88	%(d)	0.88%	0.90%	0.87%		0.84%	0.82%

(a)	Class A Shares and Class K Shares of the Fund commenced operations on November 29, 1992 and November 23, 1992, respectively.

(b)	Amount is less than $0.0005 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

20

K Shares
Period Ended		Year	Year	Year		Year	Year
12/31/07		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/07	6/30/06	6/30/05		6/30/04	6/30/03

$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

0.014		0.028	0.021	0.010		0.003	0.006

—		—	—	(0.000	)(b)	—	—

0.014		0.028	0.021	0.010		0.003	0.006

(0.014)		(0.028)	(0.021)	(0.010)		(0.003)	(0.006)

(0.014)		(0.028)	(0.021)	(0.010)		(0.003)	(0.006)

$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

1.41%		2.85%	2.13%	0.99%		0.26%	0.62%

$117,935		$112,459	$95,178	$113,995		$153,797	$198,402

0.78	%(d)	0.79%	0.80%	0.77%		0.74%	0.72%

2.78	%(d)	2.81%	2.13%	0.98%		0.25%	0.64%

0.78	%(d)	0.79%	0.80%	0.77%		0.74%	0.72%

See Notes to Financial Statements.

21

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year		Year	Year
	12/31/07		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/07	6/30/06	6/30/05		6/30/04	6/30/03

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.015		0.030	0.023	0.011		0.004	0.008
Net realized and unrealized gain/ (loss) on investments	—		—	—	(0.000	)(b)	—	—

Total from investment operations	0.015		0.030	0.023	0.011		0.004	0.008

Less distributions:
Dividends from net investment income	(0.015)		(0.030)	(0.023)	(0.011)		(0.004)	(0.008)

Total distributions	(0.015)		(0.030)	(0.023)	(0.011)		(0.004)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total return(c)	1.49%		3.00%	2.29%	1.15%		0.41%	0.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,080		$15,826	$15,297	$4,543		$8,703	$14,107
Ratio of operating expenses to average net assets	0.63	%(d)	0.63%	0.65%	0.62%		0.59%	0.57%
Ratio of net investment income to average net assets	2.91	%(d)	2.96%	2.25%	1.04%		0.40%	0.79%
Ratio of operating expenses to average net assets without expense waivers	0.63	%(d)	0.63%	0.65%	0.62%		0.59%	0.57%

(a)	Class Y Shares of the Fund commenced operations on March 14, 1990.

(b)	Amount is less than $0.0005 per share.

(c)	Total return represents aggregate total return for the period indicated.

(d)	Annualized.

See Notes to Financial Statements.

22

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, the Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Tax-Free Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income exempt from federal income taxes as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 3 classes of shares — Class A, Class K and Class Y Shares. Class A Shares of the Fund are sold without a front-end sales charge. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. The value of securities of open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

23

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Shareholder servicing fees are charged directly to each class as incurred.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its when-issued purchase commitments.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for

24

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $146,044 before payment of sub-administration fees and $96,534 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1444% for administrative services.

25

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6,071 for its administration, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers

26

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class K
Shares	Shares
12b-1 Fees	Service Fees

0.25%	0.15%

No payments are made under the Plan with regard to Class Y Shares.

During the period ended December 31, 2007, the Fund’s distributor (“Distributor”) voluntarily waived a portion of its 12b-1 fees for Class A Shares in the amount of $53,580. This amount is reflected as fees waived by Distributor in the accompanying Statement of Operations.

Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid $84,690 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

5.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

The tax character of dividends paid to shareholders during the year ended June 30, 2007 was as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total

June 30, 2007	$6,331,024	$33,379	$6,364,403

27

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Tax-Exempt	Ordinary	Capital
Income	Income	Loss Carryover	Total

$351,653	$279	$(8,960)	$342,972

The differences between book and tax distributable earnings are primarily due to dividends payable at year end and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $8,960 of unused capital losses of which $8,085, $5 and $870 expire in 2008, 2010 and 2013, respectively.

At December 31, 2007, aggregate cost for financial reporting purposes, was $219,614,749.

7.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

8.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

9.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

28

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal
  Officer, and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFMM1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Tax-Free Short &
Intermediate Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

A portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by maturity range. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 MATURITY ALLOCATION*

*	For all municipal securities, maturity allocation is based on stated final maturity, except in the case of pre-refunded bonds, which use the pre-refunded date. No specific maturity is assigned to investment company securities.

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Roger Soderstrom and Adam Thayer

The Fund earned a return of 3.84% for the six months ended December 31, 2007, relative to the 4.23% return for a 50%/50% blend of the Lehman Brothers Municipal Managed Money Short Term and Lehman Brothers Municipal Managed Money Short/Intermediate Term Indexes, and the 3.19% median return for the Lipper universe of short/intermediate municipal debt funds.

On an absolute basis, the Fund’s performance for the six months ended December 31, 2007 reflected the solid returns for municipal bond investors in general. On a relative basis, the Fund lagged the performance of its blended Lehman Brothers benchmark primarily due to the impact of expenses, which are not deducted from the benchmark’s returns. The Fund’s return did, however, exceed the median return of the Lipper universe of short/intermediate municipal debt funds.

For the six months ended December 31, 2007, pre-refunded municipal securities outperformed securities with similar maturities in other sectors. As a result, the Fund’s overweight of pre-refunded securities was a positive for relative performance. With interest rates falling during the last half of the year, however, the Fund’s duration (sensitivity to changes in interest rates), which was slightly shorter than that of its benchmark, had a negative impact on relative returns. The Fund’s maturity structure had a negligible impact on relative performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Municipal Managed Money Short Term Index and Lehman Brothers Municipal Managed Money Short/Intermediate Index are rules-based, market-value-weighted indexes that include fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding, other than alternative minimum tax (AMT) bonds and airline, hospital, housing and tobacco bonds, which were issued within the last five years in transactions of at least $75 million, are rated at least Aa3/AA- or higher, and have at least one year until maturity. The Short Term Index is limited to bonds with maturities between one and five years, while the Short/Intermediate Index is limited to bonds with maturities between one and ten years. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short/intermediate municipal debt funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,037.10	$6.30	1.23%
Class B	$1,000.00	$1,032.30	$10.11	1.98%
Class C	$1,000.00	$1,033.10	$10.12	1.98%
Class K	$1,000.00	$1,037.10	$6.30	1.23%
Class Y	$1,000.00	$1,038.40	$5.02	0.98%

Hypothetical
Class A	$1,000.00	$1,018.95	$6.24	1.23%
Class B	$1,000.00	$1,015.18	$10.03	1.98%
Class C	$1,000.00	$1,015.18	$10.03	1.98%
Class K	$1,000.00	$1,018.95	$6.24	1.23%
Class Y	$1,000.00	$1,020.21	$4.98	0.98%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES — 97.7%
Alabama — 2.9%
$2,000,000	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042, Pre-refunded 08/01/2012	$2,159,060

Arizona — 8.4%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-refunded 09/01/2014	332,997
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,222,809
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,758,405
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019, Pre-refunded 07/01/2011	1,060,380
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,918,260

		6,292,851

California — 8.6%
2,000,000	Golden State Tobacco Securitization Corporation, Series B, (FGIC-TCRS Insured), 5.625% due 06/01/2038, Pre-refunded 06/01/2013	2,212,880
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.250% due 01/01/2014 (a)	2,023,575
2,000,000	San Jose, California, Evergreen Community College District, Series D, GO, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	2,181,640

		6,418,095

Florida — 5.7%
	Dade County, Florida, Special Obligation:
3,600,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 2.995% due 10/01/2025 Pre-refunded 10/01/2008 (a)	1,243,980
3,000,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 3.546% due 10/01/2015 Pre-refunded 10/01/2008(a)	1,975,800

See Notes to Financial Statements.

1

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Florida (Continued)
$1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	$1,023,850

		4,243,630

Georgia — 4.6%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,087,150
	Georgia State, GO:
1,045,000	Series B, 6.250% due 08/01/2013	1,200,203
1,090,000	Series C, 5.500% due 07/01/2012	1,192,678

		3,480,031

Hawaii — 4.6%
1,875,000	Hawaii State, Series DB, GO, (MBIA Insured), 5.250% due 09/01/2013	2,045,044
	Kauai County, Hawaii, Series A, GO, (MBIA Insured):
180,000	4.375% due 08/01/2010, ETM	185,724
1,215,000	4.375% due 08/01/2010	1,249,992

		3,480,760

Illinois — 4.0%
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,889,712
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	524,295
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	574,600

		2,988,607

Kentucky — 2.8%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,097,240

See Notes to Financial Statements.

2

Principal
Amount		Value

Maryland — 2.9%
$1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	$1,106,210
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,056,850

		2,163,060

Massachusetts — 3.5%
1,400,000	Massachusetts State, Consolidated Loan of 2002, Series D, GO, 5.500% due 11/01/2020, Pre-refunded 11/01/2012	1,535,618
1,000,000	Worcester, Massachusetts, GO, (FGIC Insured), 5.250% due 08/15/2020, Pre-refunded 08/15/2010	1,063,300

		2,598,918

Michigan — 4.4%
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF Insured), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	889,518
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	468,626
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	424,816
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	1,017,760
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF Insured), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	529,475

		3,330,195

Minnesota — 2.9%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,215,716

Nebraska — 1.4%
1,000,000	Omaha, Nebraska, GO, 4.500% due 12/01/2010	1,037,780

See Notes to Financial Statements.

3

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Nevada — 5.1%
$1,500,000	Clark County, Nevada, Series A, GO, (AMBAC Insured), 5.000% due 12/01/2014	$1,636,005
2,000,000	Las Vegas Valley, Nevada, Water District, Series A, Refunding, (FGIC Insured), 5.000% due 06/01/2015	2,175,180

		3,811,185

New Jersey — 1.5%
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,097,100

New York — 2.9%
2,000,000	City of New York, NY, Series D, (FGIC-TCR Insured), 5.000% due 08/01/2015	2,174,460

North Carolina — 0.9%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	688,324

Ohio — 7.7%
	Columbus, Ohio:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,083,180
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	327,216
1,290,000	Loveland, Ohio, City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,409,119
1,725,000	Ohio State, Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,858,446
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-refunded 12/01/2010	1,070,250

		5,748,211

Pennsylvania — 1.4%
1,000,000	Tredyffrin-Easttown, Pennsylvania, School District, GO, 5.500% due 02/15/2016, Pre-refunded 08/15/2010	1,060,290

See Notes to Financial Statements.

4

Principal
Amount		Value

Rhode Island — 1.4%
$1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	$1,080,290

South Carolina — 1.4%
1,000,000	South Carolina State, State Institution, Series A, GO, 5.400% due 03/01/2019, Pre-refunded 03/01/2010	1,057,400

Tennessee — 0.7%
475,000	Johnson City, Tennessee, Water & Sewer, GO, Refunding, (FGIC Insured), 4.750% due 06/01/2013	504,973

Texas — 10.5%
500,000	Galena Park, Texas, Independent School District, GO, (PSFG Insured), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	544,165
2,000,000	Lancaster, Texas, Independent School District, GO, (FSA Insured), 5.750% due 02/15/2034, Pre-refunded 02/15/2014	2,258,580
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG Insured), 3.800% due 02/15/2012	2,378,595
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,329
500,000	Texas State, Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	503,535
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,163,980

		7,854,184

Washington — 1.4%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,074,550

West Virginia — 3.8%
3,000,000	West Virginia State, (FGIC Insured), 2.995% due 11/01/2009 (a)	2,824,530

See Notes to Financial Statements.

5

Munder Tax-Free Short & Intermediate Bond Fund
 Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Wisconsin — 2.3%
$1,400,000	Blackhawk, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	$1,435,084
250,000	Wisconsin State, Series 1, GO, Refunding, (MBIA Insured) 5.500% due 05/01/2015	280,332

		1,715,416

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $71,648,453)		73,196,856

Shares

INVESTMENT COMPANY SECURITY — 1.3%
(Cost $950,915)
950,915	CitiFunds Institutional Tax Free Reserves	950,915

TOTAL INVESTMENTS
(Cost $72,599,368)	99.0%	74,147,771
OTHER ASSETS AND LIABILITIES (Net)	1.0	784,852

NET ASSETS	100.0%	$74,932,623

(a)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ETM	— Escrowed to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
MBIA	— Municipal Bond Investors Assurance
PSFG	— Permanent School Fund Guaranteed
Q-SBLF	— Qualified School Bond Loan Fund
TCR	— Transferable Custodial Receipts

See Notes to Financial Statements.

6

At December 31, 2007, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Pre-Refunded/ETM	38.6%	$28,907,939
Insured	38.1	28,562,144
General Obligations	18.5	13,868,327
Revenue	2.5	1,858,446

TOTAL MUNICIPAL BONDS AND NOTES	97.7	73,196,856
INVESTMENT COMPANY SECURITY	1.3	950,915

TOTAL INVESTMENTS	99.0	74,147,771
OTHER ASSETS AND LIABILITIES (Net)	1.0	784,852

NET ASSETS	100.0%	$74,932,623

See Notes to Financial Statements.

7

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$74,147,771
Cash	108
Interest receivable	911,458
Dividends receivable	6,310
Receivable for investment securities sold	3,332
Receivable for Fund shares sold	1,757
Prepaid expenses and other assets	28,339

Total Assets	75,099,075

LIABILITIES:
Payable for Fund shares redeemed	11,800
Trustees’ fees and expenses payable	64,778
Transfer agency/record keeping fees payable	25,419
Shareholder servicing fees payable — Class K Shares	13,379
Administration fees payable	10,741
Custody fees payable	8,322
Distribution and shareholder servicing fees payable — Class A, B and C Shares	4,013
Investment advisory fees payable	1,035
Accrued expenses and other payables	26,965

Total Liabilities	166,452

NET ASSETS	$74,932,623

Investments, at cost	$72,599,368

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$16,331
Accumulated net realized gain on investments sold	217,952
Net unrealized appreciation of investments	1,548,403
Paid-in capital	73,149,937

$74,932,623

NET ASSETS:
Class A Shares	$7,723,100

Class B Shares	$563,668

Class C Shares	$2,219,985

Class K Shares	$61,537,699

Class Y Shares	$2,888,171

SHARES OUTSTANDING:
Class A Shares	760,314

Class B Shares	55,583

Class C Shares	217,111

Class K Shares	6,058,347

Class Y Shares	284,094

CLASS A SHARES:
Net asset value and redemption price per share	$10.16

Maximum sales charge	4.00%
Maximum offering price per share	$10.58

CLASS B SHARES:
Net asset value and offering price per share*	$10.14

CLASS C SHARES:
Net asset value and offering price per share*	$10.23

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.16

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.17

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$1,712,695
Dividends	38,635

Total Investment Income	1,751,330

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	9,743
Class B Shares	3,085
Class C Shares	11,981
Shareholder servicing fees:
Class K Shares	92,781
Investment advisory fees	219,918
Administration fees	71,316
Transfer agency/record keeping fees	31,545
Registration and filing fees	26,570
Legal and audit fees	22,577
Custody fees	17,983
Trustees’ fees and expenses	12,884
Other	26,525

Total Expenses	546,908

NET INVESTMENT INCOME	1,204,422

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	371,980
Net change in net unrealized appreciation/(depreciation) of securities	1,573,285

Net realized and unrealized gain on investments	1,945,265

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,149,687

See Notes to Financial Statements.

10

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment income	$1,204,422	$3,584,277
Net realized gain/(loss) from security transactions	371,980	(33,825)
Net change in net unrealized appreciation/(depreciation) of securities	1,573,285	231,661

Net increase in net assets resulting from operations	3,149,687	3,782,113
Dividends to shareholders from net investment income:
Class A Shares	(110,645)	(344,132)
Class B Shares	(6,452)	(17,666)
Class C Shares	(24,817)	(63,138)
Class K Shares	(1,033,461)	(3,053,179)
Class Y Shares	(44,676)	(96,177)
Distributions to shareholders from net realized gains:
Class A Shares	(2,037)	—
Class B Shares	(150)	—
Class C Shares	(586)	—
Class K Shares	(16,390)	—
Class Y Shares	(766)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(210,756)	(5,125,691)
Class B Shares	(87,201)	(682,625)
Class C Shares	(324,680)	(1,224,855)
Class K Shares	(26,484,725)	(31,746,699)
Class Y Shares	(370,300)	274,445

Net decrease in net assets	(25,567,955)	(38,297,604)
NET ASSETS:
Beginning of period	100,500,578	138,798,182

End of period	$74,932,623	$100,500,578

Undistributed net investment income	$16,331	$31,960

See Notes to Financial Statements.

11

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$544,081	$2,584,985
Issued as reinvestment of dividends and distributions	56,592	149,711
Redeemed	(811,429)	(7,860,387)

Net decrease	$(210,756)	$(5,125,691)

Class B Shares:
Sold	$12,528	$68,402
Issued as reinvestment of dividends and distributions	3,062	7,965
Redeemed*	(102,791)	(758,992)

Net decrease	$(87,201)	$(682,625)

Class C Shares:
Sold	$13,420	$174,284
Issued as reinvestment of dividends and distributions	11,598	30,211
Redeemed	(349,698)	(1,429,350)

Net decrease	$(324,680)	$(1,224,855)

Class K Shares:
Sold	$1,674,087	$4,974,226
Issued as reinvestment of dividends and distributions	2,813	6,640
Redeemed	(28,161,625)	(36,727,565)

Net decrease	$(26,484,725)	$(31,746,699)

Class Y Shares:
Sold	$43,920	$438,359
Issued as reinvestment of dividends and distributions	33,407	73,511
Redeemed	(447,627)	(237,425)

Net increase/(decrease)	$(370,300)	$274,445

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	54,201	256,843
Issued as reinvestment of dividends and distributions	5,620	14,889
Redeemed	(80,688)	(781,860)

Net decrease	(20,867)	(510,128)

Class B Shares:
Sold	1,236	6,812
Issued as reinvestment of dividends and distributions	305	794
Redeemed*	(10,186)	(75,767)

Net decrease	(8,645)	(68,161)

Class C Shares:
Sold	1,318	17,215
Issued as reinvestment of dividends and distributions	1,145	2,986
Redeemed	(34,435)	(140,799)

Net decrease	(31,972)	(120,598)

Class K Shares:
Sold	166,226	494,600
Issued as reinvestment of dividends and distributions	279	660
Redeemed	(2,796,944)	(3,649,863)

Net decrease	(2,630,439)	(3,154,603)

Class Y Shares:
Sold	4,383	43,635
Issued as reinvestment of dividends and distributions	3,315	7,309
Redeemed	(44,793)	(23,618)

Net increase/(decrease)	(37,095)	27,326

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/07(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)		6/30/03(b)

Net asset value, beginning of period	$9.94		$9.96	$10.32	$10.32	$10.67		$10.54

Income/(loss) from investment operations:
Net investment income	0.14		0.29	0.29	0.30	0.27		0.33
Net realized and unrealized gain/(loss) on investments	0.23		(0.01)	(0.34)	(0.01)	(0.35)		0.22

Total from investment operations	0.37		0.28	(0.05)	0.29	(0.08)		0.55

Less distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.31)	(0.29)	(0.27)		(0.33)
Distributions from net realized gains	(0.00	)(c)	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.15)		(0.30)	(0.31)	(0.29)	(0.27)		(0.42)

Net asset value, end of period	$10.16		$9.94	$9.96	$10.32	$10.32		$10.67

Total return(d)	3.71%		2.80%	(0.53)%	2.86%	(0.75)%		5.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,723		$7,769	$12,865	$9,620	$13,414		$28,980
Ratio of operating expenses to average net assets	1.23	%(e)	1.14%	1.11%	0.87%	1.04%		1.02%
Ratio of net investment income to average net assets	2.75	%(e)	2.93%	2.82%	2.85%	2.52%		3.11%
Portfolio turnover rate	0%		2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	1.23	%(e)	1.14%	1.11%	1.06%	1.04%		1.02%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 30, 1992 and May 16, 1996, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares
Period Ended		Year	Year	Year	Year		Year
12/31/07(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)		6/30/03(b)

$9.93		$9.95	$10.30	$10.30	$10.65		$10.53

0.10		0.22	0.21	0.21	0.19		0.25

0.22		(0.02)	(0.33)	0.00 (c)	(0.35)		0.21

0.32		0.20	(0.12)	0.21	(0.16)		0.46

(0.11)		(0.22)	(0.23)	(0.21)	(0.19)		(0.25)

(0.00	)(c)	—	—	—	(0.00	)(c)	(0.09)

(0.11)		(0.22)	(0.23)	(0.21)	(0.19)		(0.34)

$10.14		$9.93	$9.95	$10.30	$10.30		$10.65

3.23%		2.04%	(1.18)%	2.09%	(1.49)%		4.41%

$564		$638	$1,317	$2,394	$4,005		$5,926

1.98	%(e)	1.89%	1.85%	1.62%	1.79%		1.77%

2.00	%(e)	2.17%	2.04%	2.08%	1.77%		2.36%
0%		2%	9%	10%	23%		15%

1.98	%(e)	1.89%	1.85%	1.81%	1.79%		1.77%

See Notes to Financial Statements.

15

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/07(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)		6/30/03(b)

Net asset value, beginning of period	$10.01		$10.03	$10.39	$10.38	$10.74		$10.61

Income/(loss) from investment operations:
Net investment income	0.10		0.22	0.21	0.22	0.19		0.25
Net realized and unrealized gain/(loss) on investments	0.23		(0.02)	(0.34)	0.00	(0.36)		0.22

Total from investment operations	0.33		0.20	(0.13)	0.22	(0.17)		0.47

Less distributions:
Dividends from net investment income	(0.11)		(0.22)	(0.23)	(0.21)	(0.19)		(0.25)
Distributions from net realized gains	(0.00	)(c)	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.11)		(0.22)	(0.23)	(0.21)	(0.19)		(0.34)

Net asset value, end of period	$10.23		$10.01	$10.03	$10.39	$10.38		$10.74

Total return(d)	3.31%		2.02%	(1.27)%	2.17%	(1.57)%		4.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,220		$2,494	$3,707	$4,178	$7,136		$8,313
Ratio of operating expenses to average net assets	1.98	%(e)	1.89%	1.86%	1.62%	1.79%		1.77%
Ratio of net investment income to average net assets	2.00	%(e)	2.18%	2.06%	2.08%	1.77%		2.36%
Portfolio turnover rate	0%		2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	1.98	%(e)	1.89%	1.86%	1.81%	1.79%		1.77%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on July 8, 1998 and February 9, 1987, respectively.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares
Period Ended		Year	Year	Year	Year		Year
12/31/07(b)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)		6/30/03(b)

$9.94		$9.96	$10.32	$10.31	$10.67		$10.55

0.14		0.29	0.28	0.30	0.27		0.33

0.23		(0.01)	(0.33)	0.00 (c)	(0.36)		0.21

0.37		0.28	(0.05)	0.30	(0.09)		0.54

(0.15)		(0.30)	(0.31)	(0.29)	(0.27)		(0.33)

(0.00	)(c)	—	—	—	(0.00	)(c)	(0.09)

(0.15)		(0.30)	(0.31)	(0.29)	(0.27)		(0.42)

$10.16		$9.94	$9.96	$10.32	$10.31		$10.67

3.71%		2.80%	(0.53)%	2.96%	(0.84)%		5.19%

$61,538		$86,404	$117,980	$145,878	$173,952		$148,315

1.23	%(e)	1.14%	1.10%	0.87%	1.04%		1.02%

2.76	%(e)	2.93%	2.81%	2.86%	2.52%		3.11%
0%		2%	9%	10%	23%		15%

1.23	%(e)	1.14%	1.10%	1.06%	1.04%		1.02%

See Notes to Financial Statements.

17

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	Y Shares
	Period Ended		Year	Year	Year	Year		Year
	12/31/07(b)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)	6/30/05	6/30/04(b)		6/30/03(b)

Net asset value, beginning of period	$9.95		$9.97	$10.33	$10.32	$10.68		$10.55

Income/(loss) from investment operations:
Net investment income	0.15		0.32	0.31	0.32	0.29		0.36
Net realized and unrealized gain/(loss) on investments	0.23		(0.02)	(0.34)	0.01	(0.35)		0.22

Total from investment operations	0.38		0.30	(0.03)	0.33	(0.06)		0.58

Less distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.33)	(0.32)	(0.30)		(0.36)
Distributions from net realized gains	0.00	(c)	—	—	—	(0.00	)(c)	(0.09)

Total distributions	(0.16)		(0.32)	(0.33)	(0.32)	(0.30)		(0.45)

Net asset value, end of period	$10.17		$9.95	$9.97	$10.33	$10.32		$10.68

Total return(d)	3.84%		3.05%	(0.28)%	3.22%	(0.60)%		5.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,888		$3,196	$2,930	$2,897	$2,777		$2,615
Ratio of operating expenses to average net assets	0.98	%(e)	0.89%	0.86%	0.62%	0.79%		0.77%
Ratio of net investment income to average net assets	3.00	%(e)	3.18%	3.06%	3.12%	2.77%		3.36%
Portfolio turnover rate	0%		2%	9%	10%	23%		15%
Ratio of operating expenses to average net assets without expense reimbursements	0.98	%(e)	0.89%	0.86%	0.81%	0.79%		0.77%

(a)	Class Y Shares of the Fund commenced operations on December 17, 1992.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1.	Organization

As of December 31, 2007, The Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive level of current interest income exempt from regular federal income taxes and a total return which, over time, exceeds the return provided by tax-free money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

19

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type.

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

20

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $200 million, and 0.40% on assets exceeding $200 million. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.5000% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

21

Munder Tax-Free Short & Intermediate Bond Fund
 Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $71,316 before payment of sub-administration fees and $45,742 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1621% for administrative services.

As of December 31, 2007, Comerica Bank held of record, as agent or trustee for its customers, more than 10% of the outstanding shares of the Fund. Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,964 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2007.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007,

22

Munder Tax-Free Short & Intermediate Bond Fund
 Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

no officer, director or employee of the Advisor, Comerica Bank or any of their affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

No payments are made under the Plan with regard to Class Y Shares.

Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2007, the Fund paid less than $1 to Comerica Securities and $92,532 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $0 and $25,977,208, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,675,350, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $126,947 and net appreciation for financial reporting purposes was $1,548,403. At

23

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

December 31, 2007, aggregate cost for financial reporting purposes was $72,599,368.

6.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $454.

7.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from differing book and tax treatments for amortization were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(11,954)	$11,954

24

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2007 was as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total

June 30, 2007	$3,520,885	$53,407	$3,574,292

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Tax-Exempt	Capital Loss	Unrealized
Income	Carryover	Depreciation	Total

$62,706	$(227,375)	$68,394	$(96,275)

The differences between book and tax distributable earnings are primarily due to premium amortization and deferred trustees’ fees.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes $227,375 of unused capital losses of which $17,820, $40,848, $114,464 and $54,243 expire in 2012, 2013, 2014 and 2015, respectively. In addition, $17,820 of the losses expiring in 2012 may be further limited as this amount was acquired in the merger with the Munder Tax-Free Bond Fund that occurred on August 12, 2005.

9.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

25

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

11.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

26

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFSIBD1207

SEMI-ANNUAL REPORT
December 31, 2007

Munder Technology Fund
Class A, B, C & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUNDS SHAREHOLDERS:

The six months ended December 31, 2007 were trying ones for the financial markets. In the United States, this was largely due to the fallout from the subprime mortgage crisis. After a strong first six months of the year, the S&P 500® Index, a widely recognized proxy for the performance of the U.S. equity market, posted a negative return of -1.37% during the last half of 2007. The negative performance of the Index was almost entirely due to the financials and consumer discretionary sectors. In the financials sector, money center banks, brokerage firms and mortgage lenders were among the hardest-hit stocks, due to concerns about write-offs of poorly performing mortgage loans. Consumer discretionary stocks were hurt by worries over the impact of slowing economic growth on consumer spending. Large-cap stocks outperformed small-cap stocks and growth stocks outperformed value stocks.

The broad U.S. fixed income market fared better than the stock market during the last half of the year. To ease the credit crunch resulting from the subprime crisis, the Federal Reserve Bank eased monetary policy during the last half of the year. The resulting decline in interest rates boosted the Lehman Brothers Aggregate Bond Index, which measures the performance of the U.S. investment grade fixed income market, to a 5.93% return for the last six months of 2007, a significant improvement from the first half of the year. While the overall bond market did well, there were vastly different returns across bond market sectors. With fixed income investors apparently focusing on safety, the U.S. Treasury component of the Lehman Brothers Aggregate Bond Index had the highest return of 7.92%. Among corporate bonds, AAA-rated securities had the strongest returns. Asset-backed securities, the only segment represented in the Lehman Brothers Aggregate Bond Index with any direct subprime exposure, had the lowest return of 0.65%, with performance negatively impacted by its home equity loan component.

For municipal investors, performance was good, though not as strong as U.S. Treasuries. The Lehman Brothers Municipal Index, which represents the broad U.S. municipal market, generated a positive return of 3.22% for the six months ended December 31, 2007. As in the taxable bond market, investors appeared to have a desire for safety and quality, and municipal securities with a AAA rating outperformed BBB-rated securities.

Both the international stock and bond markets generated stronger returns for U.S. investors than their U.S. market counterparts for the six-month period. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (net dividends), which measures the performance of developed equity markets outside the U.S. and Canada after the impact of foreign withholding taxes, posted a 0.39% return. As in the U.S. equity market, larger-cap growth stocks had strong relative performance compared to smaller-cap and value stocks.

The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of freely tradable foreign government bonds, generated a 12.32% return during the six months ended December 31, 2007. That return, which was only a 3.75% return in local currencies, represented a significant boost to U.S. investors from the decline in the U.S. dollar.

On the following pages, you will find information relating to your Munder Funds investment. If you have any questions, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
 Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example

1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call (800) 438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
 Fund Performance

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

The Fund concentrates its investments in technology securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2007. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of December 31, 2007 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INDUSTRY ALLOCATION

The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2007. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Mark Lebovitz, Kenneth Smith and Jonathan Woodley

The Fund earned a return of 3.22% for the six months ended December 31, 2007, relative to the 5.81% return for the S&P GSTItm Composite Index and the 4.58% median return for the Lipper universe of science and technology funds.

For the six months ended December 31, 2007, the Fund had positive returns, reflecting the favorable environment for technology investors, but lagged its S&P GSTItm benchmark. While weightings of the various segments of the Fund had a positive impact on relative performance, this was offset by the weak relative performance of individual holdings in several technology segments represented in the Fund.

The Fund’s relative performance was boosted by an underweight in the information technology services segment of the Fund and overweights in the Fund’s software holdings and commercial services & supplies holdings. In terms of stock selection, however, relative strength among the computer & peripherals holdings was offset by weakness in the Fund’s Internet software & services, communications equipment, and semiconductors & semiconductor equipment holdings.

The relative strength of the Fund’s holdings in the computers & peripherals segment of the Fund was due largely to overweighted positions in Apple Inc. (7.9% of the Fund) and Logitech International S.A. (1.2% of the Fund) and an underweight in International Business Machines Corporation (2.1% of the Fund). The relative weakness among the Fund’s Internet software & services holdings was primarily due to an underweight in Google Inc. (4.7% of the Fund) and overweights in Digital River, Inc. (2.6% of the Fund) and CMGI, Inc. (1.0% of the Fund). In the Fund’s semiconductors & semiconductor equipment segment, the overweighted positions in Micron Technology, Inc. (1.1% of the Fund), Silicon Motion Technology Corporation (2.3% of the Fund) and Integrated Device Technology, Inc. (0.9% of the Fund) also held back relative performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P GSTITM Composite Index is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded technology stocks. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/07	12/31/07	7/1/07-12/31/07	Ratio

Actual
Class A	$1,000.00	$1,029.00	$14.33	2.81%
Class B	$1,000.00	$1,025.90	$18.13	3.56%
Class C	$1,000.00	$1,023.50	$18.11	3.56%
Class Y	$1,000.00	$1,032.20	$13.08	2.56%

Hypothetical
Class A	$1,000.00	$1,011.01	$14.20	2.81%
Class B	$1,000.00	$1,007.24	$17.96	3.56%
Class C	$1,000.00	$1,007.24	$17.96	3.56%
Class Y	$1,000.00	$1,012.27	$12.95	2.56%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/366 (to reflect the one-half year period).

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Technology Fund

Portfolio of Investments, December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS — 100.5%
Consumer Discretionary — 2.0%
Internet & Catalog Retail — 1.4%
15,500	Amazon.com, Inc. †,(a)	$1,435,920

Specialty Retail — 0.6%
9,600	GameStop Corp., Class A †,(a)	596,256

Total Consumer Discretionary		2,032,176

Financials — 0.6%
Capital Markets — 0.6%
17,000	optionsXpress Holdings, Inc. (a)	574,940

Industrials — 4.4%
Aerospace & Defense — 1.3%
88,000	TASER International, Inc. †,(a)	1,266,320

Commercial Services & Supplies — 2.1%
113,014	Intermap Technologies Corp. †	1,202,337
29,000	Monster Worldwide, Inc. †	939,600

		2,141,937

Electrical Equipment — 1.0%
36,000	ABB Ltd., ADR	1,036,800

Total Industrials		4,445,057

Information Technology — 93.5%
Communications Equipment — 14.4%
35,000	ADTRAN, Inc. (a)	748,300
26,000	Ciena Corporation †,(a)	886,860
115,000	Cisco Systems, Inc. †	3,113,050
76,500	Corning Incorporated	1,835,235
57,000	Foundry Networks, Inc. †,(a)	998,640
50,000	Motorola, Inc.	802,000
49,000	Nortel Networks Corporation †	739,410
68,600	QUALCOMM Incorporated	2,699,410
50,000	Radyne Corporation †	460,000
18,800	Research In Motion Limited †	2,131,920

		14,414,825

Computers & Peripherals — 18.3%
40,100	Apple Inc. †	7,943,008
62,500	Dell Inc. †	1,531,875
119,300	EMC Corporation †,(a)	2,210,629
57,630	Hewlett-Packard Company	2,909,162

See Notes to Financial Statements.

1

Munder Technology Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
19,600	International Business Machines Corporation	$2,118,760
13,500	Lexmark International, Inc., Class A †,(a)	470,610
31,500	Logitech International S.A. †,(a)	1,154,160

		18,338,204

Electronic Equipment & Instruments — 1.2%
160,000	Bell Microproducts Inc. †,(a)	961,600
74,000	Wireless Ronin Technologies, Inc. †,(a)	214,600

		1,176,200

Information Technology Services — 0.8%
22,000	Accenture Ltd., Class A (a)	792,660

Internet Software & Services — 13.7%
21,200	Akamai Technologies, Inc. †,(a)	733,520
78,665	CMGI, Inc. †,(a)	1,029,725
78,000	Digital River, Inc. †,(a)	2,579,460
57,000	eBay Inc. †	1,891,830
6,850	Google Inc., Class A †	4,736,638
190,000	Move, Inc. †,(a)	465,500
11,500	SINA Corporation †,(a)	509,565
9,000	Sohu.com Inc. †,(a)	490,680
105,000	Tencent Holdings Ltd.	807,962
21,800	Yahoo! Inc. †	507,068

		13,751,948

Semiconductors & Semiconductor Equipment — 18.6%
95,400	ANADIGICS, Inc. †,(a)	1,103,778
43,500	Cree, Inc. †,(a)	1,194,945
84,000	Integrated Device Technology, Inc. †,(a)	950,040
165,000	Intel Corporation	4,398,900
20,500	KLA-Tencor Corporation (a)	987,280
20,000	Maxim Integrated Products, Inc. (a)	529,600
6,000	MEMC Electronic Materials, Inc. †	530,940
147,000	Micron Technology, Inc. †,(a)	1,065,750
24,600	NVIDIA Corporation †,(a)	836,892
79,000	O2Micro International Limited, ADR †,(a)	911,660
55,000	Pericom Semiconductor Corporation †,(a)	1,028,500
180,000	RF Micro Devices, Inc. †,(a)	1,027,800
130,500	Silicon Motion Technology Corporation, ADR †,(a)	2,320,290

See Notes to Financial Statements.

2

Shares		Value

Semiconductors & Semiconductor Equipment (Continued)
127,700	Taiwan Semiconductor Manufacturing Company Limited, ADR	$1,271,892
16,000	Texas Instruments Incorporated	534,400

		18,692,667

Software — 26.5%
48,333	Activision, Inc. †	1,435,490
48,480	Adobe Systems Incorporated †	2,071,550
30,000	Amdocs Limited †	1,034,100
20,500	Autodesk, Inc. †,(a)	1,020,080
29,500	BMC Software, Inc. †,(a)	1,051,380
21,000	Check Point Software Technologies Ltd. †	461,160
36,500	McAfee, Inc. †,(a)	1,368,750
151,600	Microsoft Corporation	5,396,960
2,850	Nintendo Co. Ltd.	1,706,709
134,225	Oracle Corporation †	3,030,801
33,600	Quest Software, Inc. †	619,584
67,000	Red Hat, Inc. †,(a)	1,396,280
6,500	salesforce.com, inc. †,(a)	407,485
220,000	SourceForge, Inc. †,(a)	539,000
40,000	Sybase, Inc. †,(a)	1,043,600
59,500	Symantec Corporation †,(a)	960,330
39,000	Synopsys, Inc. †,(a)	1,011,270
38,000	THQ Inc. †,(a)	1,071,220
30,500	Ultimate Software Group, Inc. (The) †,(a)	959,835

		26,585,584

Total Information Technology		93,752,088

TOTAL COMMON STOCKS
(Cost $100,612,003)		100,804,261

INVESTMENT COMPANY SECURITY — 0.4%
(Cost $428,068)
428,068	Institutional Money Market Fund (b)	428,068

COLLATERAL FOR SECURITIES ON LOAN — 21.0%
(Cost $21,026,738)
21,026,738	State Street Navigator Securities Trust – Prime Portfolio (c)	21,026,738

See Notes to Financial Statements.

3

Munder Technology Fund

Portfolio of Investments, December 31, 2007 (Unaudited) (continued)

		Value

TOTAL INVESTMENTS
(Cost $122,066,809)	121.9%	$122,259,067
OTHER ASSETS AND LIABILITIES (Net)	(21.9)	(21,976,947)

NET ASSETS	100.0%	$100,282,120

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Affiliated company security (see Notes to Financial Statements, Note 3).

(c)	At December 31, 2007, the market value of the securities on loan is $22,509,487.

ABBREVIATION:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

4

At December 31, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	84.0%	$84,232,956
Canada	4.1	4,073,667
Taiwan	3.6	3,592,182
Switzerland	2.2	2,190,960
China	1.8	1,808,207
Japan	1.7	1,706,709
Channel Islands	1.0	1,034,100
Cayman Islands	0.9	911,660
Bermuda	0.8	792,660
Israel	0.4	461,160

TOTAL COMMON STOCKS	100.5	100,804,261
INVESTMENT COMPANY SECURITY	0.4	428,068
COLLATERAL FOR SECURITIES ON LOAN	21.0	21,026,738

TOTAL INVESTMENTS	121.9	122,259,067
OTHER ASSETS AND LIABILITIES (Net)	(21.9)	(21,976,947)

NET ASSETS	100.0%	$100,282,120

See Notes to Financial Statements.

5

Munder Technology Fund

Statement of Assets and Liabilities, December 31, 2007 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $121,638,741)	$121,830,999
Securities of affiliated company (cost — $428,068)	428,068

Total Investments	122,259,067
Dividends receivable	19,063
Receivable for investment securities sold	550,555
Receivable for Fund shares sold	26,685
Prepaid expenses and other assets	32,983

Total Assets	122,888,353

LIABILITIES:
Payable for Fund shares redeemed	945,947
Payable upon return of securities loaned	21,026,738
Transfer agency/record keeping fees payable	429,502
Trustees’ fees and expenses payable	52,378
Distribution and shareholder servicing fees payable — Class A, B and C Shares	42,108
Administration fees payable	13,839
Investment advisory fees payable	2,719
Accrued expenses and other payables	93,002

Total Liabilities	22,606,233

NET ASSETS	$100,282,120

Investments, at cost	$122,066,809

*	Including $22,509,487 of securities loaned.

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(1,365,717)
Accumulated net realized loss on investments sold	(1,542,707,817)
Net unrealized appreciation of investments	191,978
Paid-in capital	1,644,163,676

$100,282,120

NET ASSETS:
Class A Shares	$67,185,052

Class B Shares	$11,520,721

Class C Shares	$20,707,845

Class Y Shares	$868,502

SHARES OUTSTANDING:
Class A Shares	14,544,680

Class B Shares	2,648,555

Class C Shares	5,276,623

Class Y Shares	169,422

CLASS A SHARES:
Net asset value and redemption price per share	$4.62

Maximum sales charge	5.50%
Maximum offering price per share	$4.89

CLASS B SHARES:
Net asset value and offering price per share*	$4.35

CLASS C SHARES:
Net asset value and offering price per share*	$3.92

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$5.13

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Technology Fund

Statement of Operations, For the Period Ended December 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends on securities of unaffiliated companies	$176,813
Dividends on securities of affiliated company	49,875
Securities lending, net of borrower rebates	80,520

Total Investment Income	307,208

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	89,595
Class B Shares	61,411
Class C Shares	110,698
Transfer agency/record keeping fees	584,566
Investment advisory fees	534,740
Administration fees	85,032
Printing and mailing fees	73,463
Registration and filing fees	28,386
Legal and audit fees	23,042
Custody fees	19,315
Trustees’ fees and expenses	13,253
Other	7,778

Total Expenses	1,631,279

NET INVESTMENT LOSS	(1,324,071)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	10,191,979
Foreign currency-related transactions	(8,660)
Net change in unrealized appreciation/(depreciation) of:
Securities	(5,795,886)
Foreign currency-related transactions	(280)

Net realized and unrealized gain on investments	4,387,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,063,082

See Notes to Financial Statements.

8

Munder Technology Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Net investment loss	$(1,324,071)	$(3,119,233)
Net realized gain/(loss) from security and foreign currency-related transactions	10,183,319	(2,273,882)
Net change in net unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(5,796,166)	28,989,926

Net increase in net assets resulting from operations	3,063,082	23,596,811
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(7,419,565)	(21,922,909)
Class B Shares	(1,308,858)	(7,852,489)
Class C Shares	(2,262,650)	(8,560,178)
Class Y Shares	75,688	(24,862)
Short-term trading fees	973	1,727

Net decrease in net assets	(7,851,330)	(14,761,900)
NET ASSETS:
Beginning of period	108,133,450	122,895,350

End of period	$100,282,120	$108,133,450

Accumulated net investment loss	$(1,365,717)	$(41,646)

See Notes to Financial Statements.

9

Munder Technology Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Amount
Class A Shares:
Sold*	$1,556,245	$5,821,851
Redeemed	(8,975,810)	(27,744,760)

Net decrease	$(7,419,565)	$(21,922,909)

Class B Shares:
Sold	$206,775	$539,596
Redeemed*	(1,515,633)	(8,392,085)

Net decrease	$(1,308,858)	$(7,852,489)

Class C Shares:
Sold	$386,038	$537,226
Redeemed	(2,648,688)	(9,097,404)

Net decrease	$(2,262,650)	$(8,560,178)

Class Y Shares:
Sold	$110,305	$47,334
Redeemed	(34,617)	(72,196)

Net increase/(decrease)	$75,688	$(24,862)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2007	Year Ended
	(Unaudited)	June 30, 2007

Shares
Class A Shares:
Sold*	331,269	1,550,421
Redeemed	(1,942,454)	(6,957,776)

Net decrease	(1,611,185)	(5,407,355)

Class B Shares:
Sold	47,554	142,031
Redeemed*	(349,221)	(2,319,351)

Net decrease	(301,667)	(2,177,320)

Class C Shares:
Sold	98,184	156,075
Redeemed	(671,138)	(2,668,523)

Net decrease	(572,954)	(2,512,448)

Class Y Shares:
Sold	21,847	10,607
Redeemed	(6,790)	(15,629)

Net increase/(decrease)	15,057	(5,022)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$4.49		$3.64	$3.54		$3.83	$3.26	$3.12

Income/(loss) from investment operations:
Net investment loss	(0.05)		(0.10)	(0.08)		(0.05)	(0.09)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.18		0.95	0.18		(0.24)	0.66	0.22

Total from investment operations	0.13		0.85	0.10		(0.29)	0.57	0.14

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—		—	0.00	(c)	—	—	—

Net asset value, end of period	$4.62		$4.49	$3.64		$3.54	$3.83	$3.26

Total return(d)	2.90%		23.35%	2.82	%(e)	(7.33)%	17.18%	4.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$67,185		$72,476	$78,419		$58,757	$85,682	$90,905
Ratio of operating expenses to average net assets	2.81	%(f)	2.87%	2.53%		2.56%	2.68%	3.00%
Ratio of net investment loss to average net assets	(2.24	)%(f)	(2.49)%	(1.96)%		(1.28)%	(2.33)%	(2.68)%
Portfolio turnover rate	60%		115%	135%		90%	53%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.81	%(f)	2.87%	2.53%		2.59%	2.78%	3.13%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on October 26, 1999.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The voluntary contribution from Advisor had no impact on total return.

(f)	Annualized.

See Notes to Financial Statements.

12

B Shares
Period Ended
12/31/07(b)		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$4.24		$3.46	$3.40		$3.70	$3.17	$3.06

(0.07)		(0.12)	(0.10)		(0.07)	(0.11)	(0.10)

0.18		0.90	0.16		(0.23)	0.64	0.21

0.11		0.78	0.06		(0.30)	0.53	0.11

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—		—	0.00	(c)	—	—	—

$4.35		$4.24	$3.46		$3.40	$3.70	$3.17

2.59%		22.54%	1.76	%(e)	(8.11)%	16.72%	3.59%

$11,521		$12,510	$17,718		$70,035	$109,400	$112,580

3.56	%(f)	3.63%	3.26%		3.31%	3.43%	3.75%

(2.99	)%(f)	(3.25)%	(2.79)%		(2.03)%	(3.08)%	(3.43)%
60%		115%	135%		90%	53%	44%

3.56	%(f)	3.63%	3.26%		3.34%	3.53%	3.88%

See Notes to Financial Statements.

13

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period
(continued)

	C Shares
	Period Ended		Year	Year		Year	Year	Year
	12/31/07(b)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

Net asset value, beginning of period	$3.83		$3.12	$3.07		$3.34	$2.86	$2.76

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.11)	(0.09)		(0.06)	(0.10)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.15		0.82	0.14		(0.21)	0.58	0.19

Total from investment operations	0.09		0.71	0.05		(0.27)	0.48	0.10

Short-term trading fees	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

Voluntary contribution from Advisor	—		—	0.00	(c)	—	—	—

Net asset value, end of period	$3.92		$3.83	$3.12		$3.07	$3.34	$2.86

Total return(d)	2.35%		22.76%	1.63	%(e)	(7.81)%	16.43%	3.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$20,708		$22,379	$26,118		$35,538	$54,891	$61,337
Ratio of operating expenses to average net assets	3.56	%(f)	3.62%	3.27%		3.31%	3.43%	3.75%
Ratio of net investment loss to average net assets	(2.99	)%(f)	(3.25)%	(2.74)%		(2.03)%	(3.08)%	(3.43)%
Portfolio turnover rate	60%		115%	135%		90%	53%	44%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.56	%(f)	3.62%	3.27%		3.34%	3.53%	3.88%

(a)	Prior to the close of business of October 31, 2003 the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on November 16, 1999, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class Y Shares of the Fund commenced operations on August 26, 1999.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Amount is less than $0.005 per share.

(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)	The voluntary contribution from Advisor had no impact on total return.

(f)	Annualized.

See Notes to Financial Statements.

14

Y Shares
Period Ended		Year	Year		Year	Year	Year
12/31/07(b)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/07(b)	6/30/06(b)		6/30/05(b)	6/30/04(b)	6/30/03(b)

$4.97		$4.02	$3.90		$4.20	$3.57	$3.41

(0.05)		(0.10)	(0.07)		(0.04)	(0.09)	(0.08)

0.21		1.05	0.19		(0.26)	0.72	0.24

0.16		0.95	0.12		(0.30)	0.63	0.16

0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	—

—		—	0.00	(c)	—	—	—

$5.13		$4.97	$4.02		$3.90	$4.20	$3.57

3.22%		23.63%	3.08	%(e)	(7.14)%	17.65%	4.69%

$869		$768	$641		$1,736	$3,444	$2,963

2.56	%(f)	2.60%	2.24%		2.31%	2.43%	2.75%

(1.98	)%(f)	(2.21)%	(1.75)%		(1.09)%	(2.08)%	(2.43)%
60%		115%	135%		90%	53%	44%

2.56	%(f)	2.60%	2.24%		2.34%	2.53%	2.88%

See Notes to Financial Statements.

15

[This Page Intentionally Left Blank]

16

Munder Technology Fund

Notes to Financial Statements, December 31, 2007 (Unaudited)

1. Organization

As of December 31, 2007, The Munder Funds (sometimes referred to as the “Funds”) consisted of 28 portfolios, each of which is a series of Munder Series Trust (“MST”) or Munder Series Trust II (“MSTII”). Information presented in these financial statements pertains only to the Munder Technology Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

The Fund has 4 classes of shares — Class A, Class B, Class C, and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). As of December 31, 2007, Class B Shares were closed to new investors, subject to certain limited exceptions. Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

17

Munder Technology Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) may be valued at the mean of the bid and asked prices, and depositary receipts may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges may also be valued at the bid price or at the last quoted sale price for local shares of the security. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to

18

Munder Technology Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned (105% where the loaned securities are not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange) at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded in the Fund’s Portfolio of Investments and Statement of Assets and Liabilities. Non-cash collateral is held on behalf of the Fund by the lending agent and is not recorded in the Fund’s Portfolio of Investments or Statement of Assets and Liabilities. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

19

Munder Technology Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Expenses of the Munder Funds are allocated to the Fund using an appropriate pro-rata method. Allocated Munder Funds expenses, direct Fund-level expenses, class-level expenses (excluding distribution and shareholder servicing fees), income and gains and losses of the Fund are allocated to share classes based on relative average net assets. Distribution and shareholder servicing fees are charged directly to each class as incurred.

Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within 30 days after purchase, as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Additionally, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with federal or state income tax obligations, if any, are recorded as income tax expense in the accompanying Statement of Operations. The Fund did not incur any such interest or penalties during the period ended December 31, 2007.

The Fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2004.

New Accounting Pronouncement: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after

20

Munder Technology Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $300 million; 0.90% on assets above $300 million up to $1 billion; and 0.80% on assets exceeding $1 billion. During the period ended December 31, 2007, the Fund paid an annual effective rate of 1.0000% for advisory services.

The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

For the period ended December 31, 2007, the Advisor earned $85,032 before payment of sub-administration fees and $55,065 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2007, the Fund paid an annual effective rate of 0.1590% for administrative services.

The Fund’s cash balances are invested primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earns advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earns from the Fund. For the period ended December 31, 2007, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $1,941 in advisory fees before waivers and expense

21

Munder Technology Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

reimbursements ($117 after waivers and expense reimbursements) and $801 in administration fees.

Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $96,000 annual retainer ($132,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who is Chairman of a Committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $6,000 for such service. For quarters ending prior to October 1, 2007, each Trustee of MST and MSTII was paid an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Trustee, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chairman of a Committee also received an annual retainer of $3,000 for such service. In addition, Trustees of MST and MSTII who were also Trustees of The Munder @Vantage Fund (“@Vantage”), which was reorganized on December 14, 2007 with and into the Munder Internet Fund, a series of MST, received a pro rata portion of a $6,000 annual retainer for services provided as a Trustee of @Vantage. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of the Munder Funds to make payments of deferred amounts are unsecured general obligations of the Munder Funds. During the period ended December 31, 2007, no officer, director or employee of the Advisor or any of its affiliates received any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B and Class C Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

22

Munder Technology Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees

0.25%	1.00%	1.00%

No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

Cost of purchases and proceeds from sales of securities other than short- term investments and U.S. government securities were $62,801,154 and $72,831,998, respectively, for the period ended December 31, 2007.

At December 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $12,906,136, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $12,713,878 and net appreciation for financial reporting purposes was $192,258. At December 31, 2007, aggregate cost for financial reporting purposes was $122,066,809.

6.	Investment Concentration

The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of December 31, 2007, more than 25% of the Fund’s assets were invested in issuers in the software industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

7.	Revolving Line of Credit

Effective December 12, 2007, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the Fund’s adjusted net assets (net of any assets pledged to or designated as collateral for the benefit of third parties). Interest is payable on outstanding borrowings at the Federal Funds

23

Munder Technology Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 10, 2008 on the daily amount of the unused commitment. During the period ended December 31, 2007, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2007, total commitment fees for the Fund were $489.

8.	Indemnification Obligations

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

As determined on June 30, 2007, permanent differences resulting primarily from net operating losses and partnership basis adjustments were reclassified at year end. The following reclassifications had no effect on net income, net assets or net asset value per share:

Undistributed Net	Accumulated Net
Investment Income	Realized Gain	Paid-In Capital

$3,122,079	$16,516	$(3,138,595)

At June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Unrealized
Carryover	Appreciation	Total

$(1,552,939,709)	$6,036,717	$(1,546,902,992)

The differences between book and tax distributable earnings are primarily due to wash sales, deferred trustees’ fees and partnership basis adjustments.

As determined at June 30, 2007, the Fund had available for Federal income tax purposes, $1,552,939,709 of unused capital losses of which $149,921,329, $1,053,993,850, $186,583,565, $75,068,939, $19,210,173, $38,631,395

24

Munder Technology Fund

Notes to Financial Statements, December 31, 2007 (Unaudited) (continued)

and $29,530,458 expire in 2009, 2010, 2011, 2012, 2013, 2014 and 2015, respectively.

10.	Quarterly Portfolio Schedule

The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
  and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, LLC
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTECH1207

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	March 7, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	March 7, 2008

By:	/s/ Peter K. Hoglund Peter K. Hoglund Vice President and Principal Financial Officer

Date:	March 7, 2008